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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado 80206 (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 1/31/06


Item 1. Schedule of Investments.
---------------------------------
Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                           Value
--------------------------------------------------------------------------------
Common Stock - 54.7%
Advertising Sales - 0.5%
         336,670  Lamar Advertising Co.*,#                       $   15,459,886
Aerospace and Defense - 1.0%
         425,835  Lockheed Martin Corp.#                             28,807,738
Agricultural Chemicals - 1.4%
         196,616  Syngenta A.G.*                                     24,991,278
         651,605  Syngenta A.G. (ADR)*,#                             16,641,992
                                                                     41,633,270
Automotive - Cars and Light Trucks - 0.5%
         321,949  BMW A.G.**                                         14,568,961
Beverages - Non-Alcoholic - 1.0%
         522,930  PepsiCo, Inc.                                      29,901,137
Building - Residential and Commercial - 0.4%
         292,195  Pulte Homes, Inc.#                                 11,658,581
Casino Hotels - 1.0%
         395,320  Harrah's Entertainment, Inc.                       29,095,552
Computers - 0.7%
         292,095  Research In Motion, Ltd. (U.S. Shares)*,#          19,716,413
Computers - Memory Devices - 0.6%
       1,360,430  EMC Corp.*                                         18,229,762
Cosmetics and Toiletries - 1.5%
         757,385  Procter & Gamble Co.                               44,859,914
Diversified Operations - 4.3%
       2,172,065  General Electric Co.                               71,135,128
         983,825  Honeywell International, Inc.                      37,798,557
       3,431,000  Melco International Development, Ltd.               5,462,003
         675,495  Tyco International, Ltd. (U.S. Shares)             17,596,645
                                                                    131,992,333
E-Commerce/Services - 1.9%
       1,061,914  Expedia, Inc.*                                     27,631,002
       1,061,914  IAC/InterActiveCorp*                               30,816,745
                                                                     58,447,747
Electronic Components - Semiconductors - 3.2%
         449,200  Advanced Micro Devices, Inc.*                      18,803,512
          48,038  Samsung Electronics Company, Ltd.**                36,850,796
       1,395,100  Texas Instruments, Inc.                            40,778,773
                                                                     96,433,081
Enterprise Software/Services - 0.6%
       1,359,695  Oracle Corp.*                                      17,091,366
Finance - Credit Card - 0.9%
         540,845  American Express Co.                               28,367,320
Finance - Investment Bankers/Brokers - 4.8%
       1,458,480  JP Morgan Chase & Co.                              57,974,580
       1,176,740  Merrill Lynch & Company, Inc.                      88,337,871
                                                                    146,312,451
Finance - Mortgage Loan Banker - 0.9%
         450,685  Fannie Mae#                                        26,112,689
Hotels and Motels - 2.0%
         602,660  Marriott International, Inc. - Class A#            40,161,262
         321,405  Starwood Hotels & Resorts Worldwide, Inc.          19,544,638
                                                                     59,705,900
Medical - Biomedical and Genetic - 1.3%
         544,970  Celgene Corp.*                                     38,774,616
Medical - Drugs - 4.0%
         204,695  Eli Lilly and Co.                                  11,589,831
         196,550  Forest Laboratories, Inc.*                          9,096,334
         447,130  Roche Holding A.G.                                 70,648,253
          24,710  Roche Holding A.G. (ADR)#                           1,952,090
         285,079  Sanofi-Aventis**                                   26,137,034
                                                                    119,423,542
Medical - HMO - 2.8%
         740,340  Aetna, Inc.                                        71,664,912
         194,870  UnitedHealth Group, Inc.                           11,579,175
                                                                     83,244,087
Networking Products - 0.4%
         618,865  Cisco Systems, Inc.*                               11,492,323
Oil Companies - Exploration and Production - 1.0%
         628,635  EnCana Corp. (U.S. Shares)                         31,343,741
Oil Companies - Integrated - 4.9%
         491,025  BP PLC (ADR)**                                     35,506,018
       1,278,395  Exxon Mobil Corp.                                  80,219,285
         429,544  Suncor Energy, Inc.                                34,335,614
                                                                    150,060,917
Pharmacy Services - 0.7%
         429,005  Caremark Rx, Inc.*                                 21,149,947
Retail - Building Products - 0.8%
         586,065  Home Depot, Inc.#                                  23,764,936
Retail - Regional Department Stores - 1.2%
         531,985  Federated Department Stores, Inc.                  35,446,161
Retail - Restaurants - 0.3%
         159,325  Yum! Brands, Inc.                                   7,881,808
Semiconductor Components/Integrated Circuits - 0.4%
         176,625  Linear Technology Corp.#                            6,572,216
         134,645  Maxim Integrated Products, Inc.#                    5,525,831
                                                                     12,098,047
Soap and Cleaning Preparations - 0.9%
         858,395  Reckitt Benckiser PLC**                            28,190,161
Super-Regional Banks - 0.7%
         444,880  Bank of America Corp.                              19,677,042
Telecommunication Equipment - Fiber Optics - 0.8%
         974,945  Corning, Inc.*                                     23,739,911
Therapeutics - 0.7%
         357,765  Gilead Sciences, Inc.*                             21,777,156
Transportation - Railroad - 2.5%
         567,867  Canadian National Railway Co. (U.S. Shares)        51,329,498
         276,695  Union Pacific Corp.                                24,476,440
                                                                     75,805,938
Transportation - Services - 0.4%
         109,200  FedEx Corp.                                        11,045,580
Web Portals/Internet Service Providers - 2.0%
          51,380  Google, Inc. - Class A*                            22,260,385
       1,128,915  Yahoo!, Inc.*                                      38,766,941
                                                                     61,027,326
Wireless Equipment - 1.7%
       2,251,780  Motorola, Inc.                                     51,137,924
--------------------------------------------------------------------------------
Total Common Stock (cost $1,210,552,585)                          1,645,475,264
--------------------------------------------------------------------------------
Corporate Bonds - 8.7%
Aerospace and Defense - 0.1%
$      3,162,000  Lockheed Martin Corp., 7.65%,
                  company guaranteed notes, due 5/1/16                3,717,892
Automotive - Cars and Light Trucks - 0.1%
       2,770,000  General Motors Nova Financial Corp., 6.85%,
                  company guaranteed notes, due 10/15/08              2,299,100
Beverages - Non-Alcoholic - 0.1%
       4,385,000  Pepsi Bottling Holdings, Inc., 5.625%,
                  company guaranteed notes, due 2/17/09 (144A)        4,464,281
Brewery - 0.4%
       8,530,000  Miller Brewing Co., 4.25%, notes,
                  due 8/15/08 (144A)                                  8,350,887
       4,960,000  Miller Brewing Co., 5.50%, notes,
                  due 8/15/13 (144A)                                  4,990,256
                                                                     13,341,143
Casino Hotels - 0.4%
       8,195,000  Mandalay Resort Group, 6.50%, senior notes,
                  due 7/31/09                                         8,276,950
       3,605,000  MGM Mirage, Inc., 6.625%,
                  company guaranteed notes, due 7/15/15               3,623,025
                                                                     11,899,975
Cellular Telecommunications - 0.2%
       6,920,000  Nextel Communications, Inc., 6.875%,
                  senior notes, due 10/31/13                          7,255,309
Chemicals - Specialty - 0.4%
       8,480,000  International Flavors & Fragrances, Inc.,
                  6.45%, notes, due 5/15/06                           8,509,298
       2,341,000  Nalco Co., 7.75%, senior notes, due 11/15/11        2,387,820
                                                                     10,897,118
Commercial Banks - 0.2%
       5,490,000  US Bank, 5.70%, subordinated notes, due 12/15/08    5,596,199
Consumer Products - Miscellaneous - 0.2%
       1,763,000  Fortune Brands, Inc., 4.875%, notes, due 12/1/13    1,695,710
       3,567,000  Fortune Brands, Inc., 5.375%, notes, due 1/15/16    3,503,586
                                                                      5,199,296
Containers - Metal and Glass - 0.6%
      10,905,000  Owens-Brockway Glass Container, Inc., 8.875%,
                  company guaranteed notes, due 2/15/09              11,382,093
       7,945,000  Owens-Illinois, Inc., 7.35%, senior notes,
                  due 5/15/08                                         8,004,587
                                                                     19,386,680
Diversified Financial Services - 0.3%
       6,035,000  General Electric Capital Corp., 5.35%, notes,
                  due 3/30/06                                         6,040,890
       3,815,000  General Electric Capital Corp., 6.75%, notes,
                  due 3/15/32                                         4,430,405
                                                                     10,471,295
Diversified Operations - 0.2%
       6,095,000  Honeywell International, Inc., 5.125%, notes,
                  due 11/1/06                                         6,098,255
Electric - Integrated - 0.8%
       5,075,000  CMS Energy Corp., 7.50%, senior notes,
                  due 1/15/09                                         5,227,250
       9,070,000  MidAmerican Energy Holdings Co., 3.50%,
                  senior notes, due 5/15/08                           8,730,600
         770,000  Pacific Gas and Electric Co., 3.60%,
                  unsecured notes, due 3/1/09                           736,467
       2,640,000  Pacific Gas and Electric Co., 4.20%,
                  unsecured notes, due 3/1/11                         2,516,158
       5,485,000  TXU Corp., 5.55%, senior notes, due 11/15/14        5,150,645
       1,823,000  TXU Corp., 6.55%, notes, due 11/15/34               1,676,356
                                                                     24,037,476
Electronic Components - Semiconductors - 0.4%
       5,445,000  Advanced Micro Devices, Inc., 7.75%,
                  senior notes, due 11/1/12                           5,730,862
       5,395,000  Freescale Semiconductor, Inc., 7.35%,
                  senior notes, due 7/15/09+++                        5,516,388
                                                                     11,247,250
Electronic Parts Distributors - 0.2%
       5,710,000  Avnet, Inc., 6.00%, notes, due 9/1/15               5,555,859
Finance - Auto Loans - 0.3%
       2,485,000  General Motors Acceptance Corp., 6.15%,
                  bonds, due 4/5/07                                   2,434,530
       3,905,000  General Motors Acceptance Corp., 4.375%,
                  notes, due 12/10/07                                 3,600,336
       2,032,000  General Motors Acceptance Corp., 7.75%,
                  notes, due 1/19/10                                  2,000,400
                                                                      8,035,266
Finance - Consumer Loans - 0.2%
       7,315,000  Household Finance Corp., 4.75%, notes,
                  due 5/15/09                                         7,236,386
Finance - Investment Bankers/Brokers - 1.0%
      10,541,000  Citigroup, Inc., 5.00%, subordinated notes,
                  due 9/15/14                                        10,299,273
       9,415,000  Credit Suisse First Boston USA, Inc., 3.875%,
                  notes, due 1/15/09                                  9,109,220
       7,640,000  JP Morgan Chase & Co., 3.80%, notes, due 10/2/09    7,322,978
                                                                     26,731,471
Food - Diversified - 0.2%
       7,085,000  Kellogg Co., 2.875%, senior notes, due 6/1/08       6,740,804
Gas - Distribution - 0.1%
       1,900,000  Colorado Interstate Gas Co., 6.80%,
                  senior notes, due 11/15/15 (144A)                   1,974,119
Independent Power Producer - 0.1%
       2,874,000  Reliant Energy, Inc., 9.25%, secured notes,
                  due 7/15/10                                         2,838,075
Medical - HMO - 0.1%
       3,145,000  UnitedHealth Group, Inc., 5.20%,
                  senior unsecured notes, due 1/17/07                 3,153,605
Pharmacy Services - 0.1%
       1,800,000  Omnicare, Inc., 6.875%, senior subordinated
                  notes, due 12/15/15                                 1,802,250
Pipelines - 0.6%
       1,285,000  El Paso Corp., 7.625%, notes,
                  due 9/1/08 (144A)ss.                                1,320,338
      14,800,000  El Paso Corp., 7.00%, senior notes, due 5/15/11    15,040,499
       1,045,000  El Paso Corp., 7.875%, notes, due 6/15/12           1,105,088
       1,081,000  El Paso Corp., 7.42%, notes, due 2/15/37
                  (144A)ss.                                           1,075,595
                                                                     18,541,520
Retail - Major Department Stores - 0.2%
       4,630,000  May Department Stores Co., 4.80%, notes,
                  due 7/15/09                                         4,555,702
Retail - Regional Department Stores - 0.1%
       1,983,228  Neiman Marcus Group, Inc., 6.94688%,
                  bank loan, due 3/13/13+++                           2,003,060
Special Purpose Entity - 0.3%
       9,005,000  Resona Preferred Securities, Ltd., 7.191%,
                  bonds, due 12/29/49 (144A)                          9,476,043
Telecommunication Services - 0.3%
      10,315,000  Verizon Global Funding Corp., 4.00%,
                  senior unsecured notes, due 1/15/08                10,105,172
Telephone - Integrated - 0.2%
       4,600,000  Sprint Capital Corp., 8.375%, notes,
                  due 3/15/12                                         5,307,255
Television - 0.1%
       3,415,000  British Sky Broadcasting Group PLC, 6.875%,
                  company guaranteed notes, due 2/23/09**             3,563,389
Textile-Home Furnishings - 0%
       1,114,000  Mohawk Industries, Inc., 6.125%,
                  senior notes, due 1/15/16                           1,120,143
Transportation - Railroad - 0.2%
       1,134,000  BNSF Funding Trust I, 6.613%, company
                  guaranteed notes, due 12/15/55                      1,169,885
       1,910,000  Canadian National Railway Co., 4.25%,
                  notes, due 8/1/09                                   1,860,768
       3,825,000  Canadian National Railway Co., 6.25%,
                  bonds, due 8/1/34                                   4,173,465
                                                                      7,204,118
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $262,574,473)                           261,855,506
--------------------------------------------------------------------------------
Mortgage Backed Securities - 0.5%
      15,548,367  Federal Home Loan Bank System, 5.27%,
                  due 12/28/12 (cost $15,636,810)                    15,552,618
--------------------------------------------------------------------------------
U.S. Government Agencies - 2.8%
       7,738,000  Fannie Mae, 2.125%, due 4/15/06                     7,698,072
      13,445,000  Fannie Mae, 5.00%, due 1/15/07                     13,460,892
       6,400,000  Fannie Mae, 3.25%, due 11/15/07                     6,232,506
       2,580,000  Fannie Mae, 2.50%, due 6/15/08                      2,449,615
       4,110,000  Fannie Mae, 5.25%, due 1/15/09                      4,163,590
         880,000  Fannie Mae, 6.375%, due 6/15/09                       922,000
       6,723,000  Fannie Mae, 5.375%, due 11/15/11                    6,901,670
      11,700,000  Federal Home Loan Bank System, 2.25%,
                  due 5/15/06                                        11,619,878
      21,030,000  Freddie Mac, 2.375%, due 4/15/06                   20,932,042
       5,270,000  Freddie Mac, 5.75%, due 4/15/08                     5,375,379
       2,155,000  Freddie Mac, 5.75%, due 3/15/09                     2,214,715
       2,040,000  Freddie Mac, 7.00%, due 3/15/10                     2,204,224
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $85,195,806)                    84,174,583
--------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 16.9%
       4,555,000  U.S. Treasury Notes, 2.375%, due 8/15/06#           4,501,975
      18,455,000  U.S. Treasury Notes, 3.50%, due 11/15/06#          18,298,557
      15,375,000  U.S. Treasury Notes, 3.00%, due 12/31/06#          15,153,984
      51,025,000  U.S. Treasury Notes, 3.625%, due 4/30/07#          50,439,030
       9,469,000  U.S. Treasury Notes, 3.875%, due 7/31/07#           9,377,264
       1,860,000  U.S. Treasury Notes, 4.00%, due 9/30/07#            1,843,507
      11,004,753  U.S. Treasury Notes, 3.625%, due 1/15/08^^,#       11,380,466
      17,033,000  U.S. Treasury Notes, 3.375%, due 2/15/08#          16,656,417
      15,625,000  U.S. Treasury Notes, 5.625%, due 5/15/08#          15,997,313
      11,593,000  U.S. Treasury Notes, 3.75%, due 5/15/08#           11,406,874
       4,880,000  U.S. Treasury Notes, 4.375%, due 11/15/08#          4,865,511
      19,705,000  U.S. Treasury Notes, 3.125%, due 4/15/09#          18,904,484
      20,882,000  U.S. Treasury Notes, 6.00%, due 8/15/09#           21,904,069
      25,079,000  U.S. Treasury Notes, 4.00%, due 4/15/10#           24,590,160
      10,818,000  U.S. Treasury Notes, 3.625%, due 6/15/10#          10,446,975
       9,169,000  U.S. Treasury Notes, 3.875%, due 7/15/10#           8,940,133
       4,960,000  U.S. Treasury Notes, 5.75%, due 8/15/10#            5,214,200
       3,140,000  U.S. Treasury Notes, 4.125%, due 8/15/10#           3,091,060
       6,970,000  U.S. Treasury Notes, 4.25%, due 10/15/10#           6,894,041
      28,215,000  U.S. Treasury Notes, 4.505, due 11/15/10#          28,203,969
       3,945,000  U.S. Treasury Notes, 4.50%, due 12/15/10#           3,922,502
      21,267,000  U.S. Treasury Notes, 5.00%, due 8/15/11#           21,784,554
      13,454,000  U.S. Treasury Notes, 4.25%, due 8/15/14#           13,172,838
      25,065,372  U.S. Treasury Notes, 1.875%, due 7/15/15^^,#       24,819,606
      23,469,000  U.S. Treasury Notes, 4.25%, due 8/15/15#           22,935,456
       6,610,000  U.S. Treasury Notes, 4.50%, due 11/15/15#           6,594,764
      16,055,000  U.S. Treasury Bonds, 7.25%, due 5/15/16#           19,499,295
       3,542,000  U.S. Treasury Notes, 8.125%, due 8/15/19#           4,743,237
      13,030,000  U.S. Treasury Notes, 7.875%, due 2/15/21#          17,404,718
      12,284,000  U.S. Treasury Bonds, 7.25%, due 8/15/22#           15,783,982
      17,447,000  U.S. Treasury Bonds, 6.25%, due 8/15/23#           20,538,399
      14,852,000  U.S. Treasury Notes, 6.00%, due 2/15/26#           17,237,023
       2,458,000  U.S. Treasury Notes, 5.25%, due 2/15/29#            2,635,052
      25,034,000  U.S. Treasury Bonds, 5.375%, due 2/15/31#          27,558,905
--------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $509,081,476)                 506,740,320
--------------------------------------------------------------------------------
Other Securities - 14.8%
     443,505,913  State Street Navigator Securities Lending
                  Prime Portfolio+ (cost $443,505,913)              443,505,913
--------------------------------------------------------------------------------
Repurchase Agreements - 1.6%
      20,300,000  Cantor Fitzgerald & Co., 4.46%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $20,302,515
                  collateralized by $47,527,904
                  in U.S. Government Agencies
                  1.63% - 7.50%, 12/15/13 - 10/15/35
                  with a value of $20,706,063                        20,300,000

      28,000,000  Mitsubishi Securities (USA), Inc., 4.49%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $28,003,492
                  collateralized by $94,765,651
                  in U.S. Government Agencies
                  0% - 5.50%, 2/1/32 - 11/1/35
                  with a value of $28,560,000                        28,000,000

--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $48,300,000)                       48,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,574,847,063) - 100%             $3,005,604,204
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    17,596,645                     0.6%
Canada                                     145,058,599                     4.8%
Cayman Islands                               9,476,043                     0.3%
France                                      26,137,034                     0.9%
Germany                                     14,568,961                     0.5%
Hong Kong                                    5,462,003                     0.2%
South Korea                                 36,850,796                     1.2%
Switzerland                                114,233,613                     3.8%
United Kingdom                              67,259,568                     2.2%
United States++                          2,568,960,942                    85.5%
--------------------------------------------------------------------------------
  Total                                $ 3,005,604,204                   100.0%

++ Includes Short-Term Securities and Other Securities (69.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  2/23/06            1,275,000     $   2,268,115     $      33,260
British Pound  5/11/06            2,750,000         4,894,110          (169,445)
British Pound  6/28/06           11,275,000        20,076,142            87,504
Euro  5/11/06                     5,300,000         6,476,640          (171,760)
Euro  6/28/06                    10,300,000        12,621,682           125,186
South Korean Won  2/23/06     4,500,000,000         4,669,915          (336,742)
South Korean Won  5/11/06     2,200,000,000         2,286,427          (171,042)
--------------------------------------------------------------------------------
Total                                           $  53,293,031     $    (603,039)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

^^          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                             Value as a %
                               Acquisition    Acquisition                    of Investment
                                  Date            Cost           Value        Securities
------------------------------------------------------------------------------------------
Janus Balanced Fund
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)     10/7/04         1,333,081      1,320,338            0.0%
El Paso Corp., 7.42%
    notes, due 2/15/37 (144A)    10/7/04           944,524      1,075,595            0.0%
------------------------------------------------------------------------------------------
                                                $2,277,605     $2,395,933            0.0%
------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                              $  144,816,359
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                             Value
--------------------------------------------------------------------------------
Common Stock - 94.2%
Advertising Agencies - 0.6%
       2,099,605  Interpublic Group of Companies, Inc.*,#        $   21,206,011
Automotive - Cars and Light Trucks - 2.4%
       5,287,551  Tata Motors, Ltd.**                                84,996,259
Broadcast Services and Programming - 3.1%
       3,249,352  Liberty Global, Inc. - Class A*,#                  69,536,133
       2,137,672  Liberty Global, Inc. - Class C*,#                  43,223,728
                                                                    112,759,861
Building - Mobile Home and Manufactured Homes - 0.8%
         713,630  Thor Industries, Inc.#                             30,436,320
Building and Construction Products - Miscellaneous - 2.3%
       2,793,190  Masco Corp.#                                       82,818,084
Building Products - Cement and Aggregate - 3.0%
       1,094,608  Cemex S.A. de C.V. (ADR)#                          72,222,236
      17,643,412  Gujarat Ambuja Cements, Ltd.**                     35,386,787
                                                                    107,609,023
Cable Television - 1.6%
       2,101,530  EchoStar Communications Corp. - Class A*,#         58,002,228
Casino Hotels - 2.6%
         398,450  Harrah's Entertainment, Inc.                       29,325,920
         980,990  Station Casinos, Inc.#                             65,579,182
                                                                     94,905,102
Commercial Banks - 5.8%
       3,371,258  ICICI Bank, Ltd.*,**                               46,540,551
       2,370,000  ICICI Bank, Ltd. (ADR)**,#                         74,465,400
           4,704  Mitsubishi UFJ Financial Group, Inc.**             67,770,001
           2,298  Mizuho Financial Group, Inc.**                     18,806,359
                                                                    207,582,311
Computer Services - 4.3%
       6,275,905  Ceridian Corp.*,#                                 154,889,335
Computers - 1.3%
         616,244  Apple Computer, Inc.*                              46,532,584
Containers - Metal and Glass - 1.8%
       3,019,985  Owens-Illinois, Inc.*                              66,409,470
Diversified Financial Services - 0.1%
       5,536,912  Reliance Capital Ventures, Ltd.*,**,oo,ss.          3,010,010
Diversified Minerals - 1.3%
         926,515  Companhia Vale do Rio Doce (ADR)*                  47,502,424
Diversified Operations - 1.7%
       2,305,785  Tyco International, Ltd. (U.S. Shares)             60,065,699
E-Commerce/Services - 1.2%
         506,382  Expedia, Inc.*                                     13,176,060
       1,066,687  IAC/InterActiveCorp*                               30,955,256
                                                                     44,131,316
Electric - Generation - 2.1%
      31,741,070  Datang International Power Generation
                  Company, Ltd.                                      24,549,182
      19,520,596  National Thermal Power Corporation, Ltd.**         50,676,131
                                                                     75,225,313
Electric - Integrated - 0.2%
       5,536,912  Reliance Energy Ventures, Ltd.*,**,oo,ss.           5,985,512
Electronic Components - Semiconductors - 4.5%
       3,848,240  Advanced Micro Devices, Inc.*                     161,087,325
Enterprise Software/Services - 1.9%
       2,522,830  Computer Associates International, Inc.            68,873,259
Finance - Investment Bankers/Brokers - 4.6%
       3,870,621  E*TRADE Financial Corp.*                           92,082,073
       1,893,600  JP Morgan Chase & Co.                              75,270,600
                                                                    167,352,673
Finance - Mortgage Loan Banker - 0.8%
         956,565  Housing Development Finance Corporation,
                  Ltd.**                                             29,042,723
Financial Guarantee Insurance - 1.9%
       1,087,100  MBIA, Inc.*,#                                      66,921,876
Food - Dairy Products - 0.8%
         727,060  Dean Foods Co.*,#                                  27,577,386
Food - Diversified - 0.8%
       3,054,551  Cadbury Schweppes PLC**                            29,996,124
Independent Power Producer - 1.7%
       6,163,115  Reliant Energy, Inc.*,#                            62,370,724
Investment Companies - 2.8%
      21,166,006  Macquarie Airports**                               49,912,634
      18,763,623  Macquarie Infrastructure Group**                   50,222,992
                                                                    100,135,626
Leisure and Recreation Products - 1.8%
      14,576,266  EMI Group PLC*,**                                  65,995,262
Machinery - Construction and Mining - 2.2%
       1,122,715  Terex Corp.*,#                                     79,151,408
Machinery - Pumps - 0.5%
         432,505  Graco, Inc.#                                       17,378,051
Medical - HMO - 1.7%
       1,001,667  Coventry Health Care, Inc.*                        59,669,303
Medical - Nursing Homes - 1.4%
       1,289,465  Manor Care, Inc.#                                  50,418,082
Metal Processors and Fabricators - 1.6%
       6,440,835  Bharat Forge, Ltd.**                               56,285,235
Multi-Line Insurance - 0.6%
         654,775  CNA Financial Corp.*,#                             20,703,986
Oil Companies - Exploration and Production - 1.4%
       1,080,000  Chesapeake Energy Corp.**                          37,843,200
         264,825  Forest Oil Corp.*,#                                13,638,488
                                                                     51,481,688
Oil Companies - Integrated - 2.4%
         415,725  BP PLC (ADR)**                                     30,061,075
         712,595  Suncor Energy, Inc. (U.S. Shares)                  57,093,111
                                                                     87,154,186
Oil Refining and Marketing - 2.7%
       5,536,912  Reliance Natural Resources, Ltd.*,**,oo,ss.           627,412
       1,574,550  SK Corp.*,**                                       97,118,877
                                                                     97,746,289
Paper and Related Products - 0.8%
      10,315,353  Ballarpur Industries, Ltd.*,**,^                   29,420,673
Petrochemicals - 2.5%
       5,536,912  Reliance Industries, Ltd.**                        89,556,807
Pipelines - 2.3%
       1,837,871  Kinder Morgan Management LLC*                      83,347,450
Publishing - Periodicals - 0.7%
       1,674,700  Playboy Enterprises, Inc. - Class B*,^             25,020,018
Real Estate Management/Services - 0.3%
         526,000  Mitsubishi Estate Company, Ltd.**                  12,219,002
Real Estate Operating/Development - 4.3%
      34,383,000  Capitaland, Ltd.**                                 83,938,523
       1,119,115  St. Joe Co.#                                       71,007,847
                                                                    154,946,370
Reinsurance - 1.7%
          20,958  Berkshire Hathaway, Inc. - Class B*,#              61,448,856
REIT - Diversified - 1.5%
         623,650  Vornado Realty Trust#                              55,093,241
Retail - Discount - 0.1%
         298,348  Fred's, Inc.#                                       4,737,766
Retail - Major Department Stores - 1.3%
         866,775  J.C. Penney Company, Inc.#                         48,366,045
Soap and Cleaning Preparations - 2.1%
       2,268,103  Reckitt Benckiser PLC**                            74,485,743
Steel - Producers - 1.9%
       7,437,463  Tata Steel, Ltd.**                                 68,138,117
Telecommunication Services - 0.5%
       5,536,912  Reliance Communication Ventures, Ltd.*,**,
                  oo,ss.                                             18,282,789
Television - 1.4%
       5,644,742  British Sky Broadcasting Group PLC**               48,804,408
Transportation - Railroad - 0.5%
         307,500  All America Latina Logistica (GDR)                 16,645,744
--------------------------------------------------------------------------------
Total Common Stock (cost $2,270,924,656)                          3,393,921,097
--------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
$     16,925,000  Ames Department Stores, Inc., 10.00%,
                  senior notes, due 4/15/06+++,(1),(2),oo
                  (cost $7,900,645)                                           0
--------------------------------------------------------------------------------
Other Securities - 4.9%
     177,871,796  State Street Navigator Securities Lending
                  Prime Portfolio + (cost $177,871,796)              177,871,796
--------------------------------------------------------------------------------
Repurchase Agreement - 0.2%
$      7,000,000  Bear Stearns & Company, Inc., 4.55%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $7,000,885
                  collateralized by $62,567,173
                  in U.S. Government Agencies
                  3.50% - 8.00%, 2/1/18 - 4/1/36
                  with a value of $7,140,008
                  (cost $7,000,000)                                   7,000,000

--------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.7%
      24,500,000  U.S. Treasury Bill
                  4.04%, 4/20/06** (cost $24,285,544)                24,285,625
--------------------------------------------------------------------------------
Total Investments (total cost $2,487,982,641) - 100%              3,603,078,518
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)
                                                                 % of Investment
Country                                          Value              Securities
-------------------------------------------------------------------------------
Australia                              $   100,135,626                     2.8%
Bermuda                                     60,065,699                     1.7
Brazil                                      64,148,168                     1.8
Canada                                      57,093,111                     1.6
China                                       24,549,182                     0.7
India                                      592,414,406                    16.6
Japan                                       98,795,362                     2.7
Mexico                                      72,222,236                     2.0
Singapore                                   83,938,523                     2.3
South Korea                                 97,118,877                     2.7
United Kingdom                             249,342,612                     6.9
United States++                          2,103,254,716                    58.2
    Total                              $ 3,603,078,518                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (52.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at January 31, 2006)

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar  2/9/06       124,400,000     $  94,295,596     $  (3,572,116)
British Pound  2/23/06           15,000,000        26,683,712           391,286
British Pound  5/11/06          104,100,000       185,264,299        (6,414,253)
British Pound  6/28/06           11,100,000        19,764,539            86,145
Indian Rupee  2/9/06          2,000,000,000        45,289,599        (1,405,801)
Japanese Yen  2/9/06          8,641,000,000        73,743,222          (192,545)
Singapore Dollar  2/9/06         91,300,000        56,304,848        (2,516,908)
South Korean Won  2/23/06    12,450,000,000        12,920,098          (931,653)
South Korean Won  5/11/06    57,330,000,000        59,582,207        (4,457,208)
                             --------------     -------------     -------------
Total                                           $ 573,848,120     $ (19,013,053)
                                                -------------     -------------

--------------------------------------------------------------------------------
Schedule of Written Options - Calls
      Chesapeake Energy Corp.
       expires April 2006
       10,800 contracts
       exercise price $35.00................................     $    3,024,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      Chesapeake Energy Corp.
       expires April 2006
       10,800 contracts
       exercise price $22.50................................     $       54,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Options Written
      21,600 contracts......................................     $    3,078,000
      (Premiums received $3,106,595)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

(1) Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.

(2)         Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.



oo Schedule of Fair Valued Securities
as of January 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                   Value as a % of
                                                                                   Value        Investment Securities
---------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ames Department Stores, Inc., 10.00%, senior notes, due 4/15/06                $         --                    0.0%
Reliance Capital Ventures, Ltd.                                                   3,010,010                    0.1%
Reliance Communication Ventures, Ltd.                                            18,282,789                    0.5%
Reliance Energy Ventures, Ltd.                                                    5,985,512                    0.2%
Reliance Natural Resources, Ltd.                                                    627,412                    0.0%
---------------------------------------------------------------------------------------------------------------------
                                                                               $ 27,905,723                     0.8%
---------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

-----------------------------------------------------------------------------------------------------
                                                                                        Value as a %
                                           Acquisition    Acquisition                   of Investment
                                               Date           Cost            Value      Securities
-----------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Reliance Capital Ventures, Ltd.oo            1/18/06      $ 2,690,859      $ 3,010,010         0.1%
Reliance Communication Ventures, Ltd.oo      1/18/06       18,235,264       18,282,789         0.5%
Reliance Energy Ventures, Ltd.oo             1/18/06        5,256,562        5,985,512         0.2%
Reliance Natural Resources, Ltd.oo           1/18/06          625,781          627,412         0.0%
-----------------------------------------------------------------------------------------------------
                                                          $26,808,466      $27,905,723         0.8%
-----------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

^ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2006.

---------------------------------------------------------------------------------------------------------------------
                                             Purchases          Sales           Realized     Dividend        Value
                                           Shares   Cost    Shares    Cost    Gain/(Loss)     Income      at 1/31/06
---------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ballarpur Industries, Ltd.                    --   $  --       --     $  --     $    --     $281,994     $29,420,673
Playboy Enterprises, Inc. - Class B           --      --       --        --          --           --      25,020,018
                                           --------------------------------------------------------------------------
                                                   $  --              $  --     $    --     $281,994     $54,440,691
---------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $1,274,729,712
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Core Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                Value
--------------------------------------------------------------------------------
Common Stock - 94.8%
Aerospace and Defense - 3.6%
         260,035  Boeing Co.                                     $   17,762,991
         241,320  Lockheed Martin Corp.                              16,325,298
                                                                     34,088,289
Applications Software - 3.5%
       1,183,825  Microsoft Corp.                                    33,324,674
Audio and Video Products - 0%
           3,005  Harman International Industries, Inc.#                330,550
Beverages - Non-Alcoholic - 1.3%
         212,410  PepsiCo, Inc.                                      12,145,604
Casino Hotels - 2.1%
         264,545  Harrah's Entertainment, Inc.                       19,470,512
Cosmetics and Toiletries - 2.3%
         369,475  Procter & Gamble Co.                               21,884,004
Diversified Operations - 3.5%
         997,215  General Electric Co.                               32,658,791
E-Commerce/Services - 1.6%
         583,412  Expedia, Inc.*                                     15,180,380
Electronic Components - Semiconductors - 9.5%
       1,408,610  Advanced Micro Devices, Inc.*                      58,964,414
          16,900  Samsung Electronics Company, Ltd.                  12,964,288
         566,185  Texas Instruments, Inc.                            16,549,587
                                                                     88,478,289
Electronic Forms - 1.2%
         286,045  Adobe Systems, Inc.*                               11,361,707
Enterprise Software/Services - 3.2%
       1,592,760  Oracle Corp.*                                      20,020,993
         188,565  SAP A.G. (ADR)**,#                                  9,686,584
                                                                     29,707,577
Entertainment Software - 0.8%
         131,220  Electronic Arts, Inc.*                              7,161,988
Finance - Investment Bankers/Brokers - 9.1%
         531,140  Citigroup, Inc.                                    24,740,501
         699,625  JP Morgan Chase & Co.                              27,810,094
         445,460  Merrill Lynch & Company, Inc.                      33,440,682
                                                                     85,991,277
Finance - Mortgage Loan Banker - 1.9%
         303,245  Fannie Mae                                         17,570,015
Food - Canned - 0.4%
         215,171  TreeHouse Foods, Inc.*                              4,228,110
Food - Dairy Products - 1.4%
         346,230  Dean Foods Co.*                                    13,132,504
Food - Retail - 1.0%
         126,820  Whole Foods Market, Inc.                            9,368,193
Hotels and Motels - 0.4%
          68,295  Four Seasons Hotels, Inc.                           3,935,158
Medical - Biomedical and Genetic - 2.0%
         263,670  Celgene Corp.*                                     18,760,121
Medical - Drugs - 8.0%
           7,190  Eli Lilly and Co.                                     407,098
          89,605  Forest Laboratories, Inc.*                          4,146,919
         717,570  Merck & Company, Inc.                              24,756,165
         487,845  Pfizer, Inc.                                       12,527,860
         166,579  Roche Holding A.G.                                 26,320,121
          76,571  Sanofi-Aventis**,#                                  7,020,295
                                                                     75,178,458
Medical - HMO - 4.5%
         333,385  Aetna, Inc.                                        32,271,668
         171,885  Coventry Health Care, Inc.*                        10,239,189
                                                                     42,510,857
Networking Products - 0.6%
         326,860  Cisco Systems, Inc.*                                6,069,790
Oil - Field Services - 1.1%
         134,920  Halliburton Co.#                                   10,732,886
Oil Companies - Exploration and Production - 2.4%
         179,925  Apache Corp.                                       13,589,735
         188,075  EnCana Corp. (U.S. Shares)                          9,377,420
                                                                     22,967,155
Oil Companies - Integrated - 9.3%
         189,995  Amerada Hess Corp.                                 29,411,226
         487,070  Exxon Mobil Corp.                                  30,563,642
         332,477  Suncor Energy, Inc.                                26,576,560
                                                                     86,551,428
Oil Refining and Marketing - 2.8%
         421,039  Valero Energy Corp.                                26,285,465
Reinsurance - 1.0%
           3,170  Berkshire Hathaway, Inc. - Class B*,#               9,294,440
Retail - Consumer Electronics - 0.6%
         117,097  Best Buy Company, Inc.#                             5,932,134
Retail - Discount - 0.4%
          69,560  Target Corp.                                        3,808,410
Retail - Jewelry - 1.5%
         363,090  Tiffany & Co.#                                     13,688,493
Retail - Regional Department Stores - 1.8%
         259,230  Federated Department Stores, Inc.                  17,272,495
Semiconductor Components/Integrated Circuits - 1.2%
         100,395  Linear Technology Corp.#                            3,735,698
         190,345  Maxim Integrated Products, Inc.                     7,811,759
                                                                     11,547,457
Telecommunication Equipment - Fiber Optics - 1.0%
         387,665  Corning, Inc.*                                      9,439,643
Therapeutics - 2.1%
         100,445  Gilead Sciences, Inc.*                              6,114,087
         384,955  MGI Pharma, Inc.*,#                                 6,417,200
         121,815  Neurocrine Biosciences, Inc.*                       7,402,698
                                                                     19,933,985
Transportation - Railroad - 4.3%
         222,867  Canadian National Railway Co. (U.S. Shares)        20,144,948
         232,810  Union Pacific Corp.                                20,594,373
                                                                     40,739,321
Transportation - Services - 0.6%
          52,110  FedEx Corp.                                         5,270,927
Web Portals/Internet Service Providers - 2.4%
         656,930  Yahoo!, Inc.*                                      22,558,976
Wireless Equipment - 0.4%
         224,950  Nokia Oyj (ADR)**                                   4,134,581
--------------------------------------------------------------------------------
Total Common Stock (cost $702,809,467)                              892,694,644
--------------------------------------------------------------------------------
Preferred Stock - 0.9%
Electronic Components - Semiconductors - 0.9%
          14,450  Samsung Electronics Company, Ltd. (cost
                  $5,281,652)                                         8,478,412
--------------------------------------------------------------------------------
Other Securities - 2.5%
      23,372,026  State Street Navigator Securities
                  Lending Prime Portfolio+ (cost $23,372,026)        23,372,026
--------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
     $17,300,000  Cantor Fitzgerald & Co., 4.46%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $17,302,143
                  collateralized by $40,504,076
                  in U.S. Government Agencies
                  1.63% - 7.50%, 12/15/13 - 10/15/35
                  with a value of $17,646,054
                  (cost $17,300,000)                                 17,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $748,763,145) - 100%               $  941,845,082
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)
                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Canada                                 $    60,034,086                     6.3%
Finland                                      4,134,581                     0.4%
France                                       7,020,295                     0.7%
Germany                                      9,686,584                     1.0%
South Korea                                 21,442,700                     2.3%
Switzerland                                 26,320,121                     2.8%
United States++                            813,206,715                    86.5%
--------------------------------------------------------------------------------
    Total                              $   941,845,082                   100.0%

++ Includes Short-Term Securities and Other Securities (82.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  5/11/06              300,000     $     533,903     $     (18,485)
British Pound  6/28/06            2,150,000         3,828,267            16,686
Euro  6/28/06                     5,545,000         6,794,876            67,394
--------------------------------------------------------------------------------
Total                                           $  11,157,046     $      65,595

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Core Equity Fund                                           $   14,488,884
--------------------------------------------------------------------------------

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                             Value
--------------------------------------------------------------------------------
Common Stock - 88.2%
Advertising Sales - 2.6%
       1,167,170  Lamar Advertising Co.*                            $53,596,446
Agricultural Chemicals - 0.6%
         142,315  Potash Corporation of Saskatchewan, Inc.
                  (U.S. Shares)                                      12,806,927
Airlines - 1.0%
         372,978  Ryanair Holdings PLC (ADR)*,#                      20,416,816
Apparel Manufacturers - 0.8%
         445,600  Coach, Inc.*                                       16,019,320
Applications Software - 0.5%
         314,705  Citrix Systems, Inc.*                               9,705,502
Audio and Video Products - 1.1%
         216,090  Harman International Industries, Inc.              23,769,900
Batteries and Battery Systems - 0.4%
         139,195  Energizer Holdings, Inc.*                           7,531,841
Broadcast Services and Programming - 0.3%
         545,665  CKX, Inc.*                                          6,869,922
Building - Mobile Home and Manufactured Homes - 1.4%
         686,580  Thor Industries, Inc.#                             29,282,637
Building - Residential and Commercial - 1.0%
          25,410  NVR, Inc.*,#                                       20,181,893
Casino Services - 0.6%
         391,190  Scientific Games Corp. - Class A*,#                12,537,640
Cellular Telecommunications - 2.2%
       1,609,163  Nextel Partners, Inc. - Class A*,#                 45,040,472
Coal - 0.5%
         401,000  Alpha Natural Resources, Inc.*                      9,435,530
Commercial Services - 0.8%
         420,962  Iron Mountain, Inc.*,#                             17,545,696
Commercial Services - Finance - 2.9%
         522,455  Jackson Hewitt Tax Service, Inc.#                  13,197,213
         337,111  Moody's Corp.                                      21,345,869
         716,691  Paychex, Inc.                                      26,051,718
                                                                     60,594,800
Computer Services - 0.9%
         353,720  Ceridian Corp.*                                     8,729,810
         457,655  IHS, Inc. - Class A*,#                             11,102,710
                                                                     19,832,520
Computers - 0.9%
         257,287  Apple Computer, Inc.*                              19,427,741
Computers - Integrated Systems - 0.4%
         229,705  NCR Corp.*,#                                        8,533,541
Containers - Metal and Glass - 3.0%
         888,855  Ball Corp.                                         35,998,628
       1,180,980  Owens-Illinois, Inc.*                              25,969,750
                                                                     61,968,378
Data Processing and Management - 0.8%
         351,115  NAVTEQ Corp.*,#                                    15,768,575
Dental Supplies and Equipment - 0.7%
         429,475  Patterson Companies, Inc.*,#                       14,829,772
Diagnostic Kits - 1.3%
         686,995  Dade Behring Holdings, Inc.                        26,882,114
Distribution/Wholesale - 0.3%
         687,000  Esprit Holdings, Ltd.                               5,973,143
E-Commerce/Services - 1.0%
         708,220  IAC/InterActiveCorp*                               20,552,544
Electric Products - Miscellaneous - 0.9%
         478,365  AMETEK, Inc.#                                      19,679,936
Electronic Components - Semiconductors - 3.5%
       1,104,390  Advanced Micro Devices, Inc.*                      46,229,766
         665,380  ATI Technologies, Inc. (U.S. Shares)*,#            11,877,033
         445,695  International Rectifier Corp.*,#                   16,209,927
                                                                     74,316,726
Electronic Measuring Instruments - 0.5%
         274,585  Trimble Navigation, Ltd.*,#                        10,988,892
Entertainment Software - 1.3%
       1,267,811  Activision, Inc.*                                  18,180,410
         181,835  Electronic Arts, Inc.*                              9,924,554
                                                                     28,104,964
Fiduciary Banks - 1.3%
         253,462  Investors Financial Services Corp.#                11,897,506
         280,590  Northern Trust Corp.                               14,649,604
                                                                     26,547,110
Finance - Other Services - 1.2%
          61,875  Chicago Mercantile Exchange Holdings,
                  Inc.                                               26,188,594
Food - Canned - 0.5%
         582,729  TreeHouse Foods, Inc.*                             11,450,625
Food - Dairy Products - 1.8%
         993,802  Dean Foods Co.*                                    37,694,910
Hotels and Motels - 0.6%
          32,680  Four Seasons Hotels, Inc.                           1,883,022
         190,250  Starwood Hotels & Resorts Worldwide, Inc.          11,569,102
                                                                     13,452,124
Human Resources - 1.6%
         540,525  Manpower, Inc.#                                    29,096,461
         146,560  Robert Half International, Inc.                     5,353,837
                                                                     34,450,298
Industrial Automation and Robotics - 0.5%
         164,585  Rockwell Automation, Inc.                          10,874,131
Instruments - Scientific - 1.0%
         317,887  Fisher Scientific International, Inc.*             21,257,104
Insurance Brokers - 0.4%
         220,520  Willis Group Holdings, Ltd.                         7,654,249
Investment Management and Advisory Services - 2.5%
         178,065  National Financial Partners Corp.#                  9,528,258
         566,865  T. Rowe Price Group, Inc.#                         43,325,492
                                                                     52,853,750
Leisure and Recreation Products - 0.5%
         268,405  Brunswick Corp.                                    10,089,344
Machinery - Construction and Mining - 1.7%
         498,710  Terex Corp.*                                       35,159,055
Machinery - Pumps - 0.5%
         252,575  Graco, Inc.                                        10,148,464
Medical - Biomedical and Genetic - 3.9%
         900,230  Celgene Corp.*                                     64,051,364
         248,160  Invitrogen Corp.*,#                                17,093,261
                                                                     81,144,625
Medical - Drugs - 1.0%
         179,370  Forest Laboratories, Inc.*                          8,301,244
          32,790  Idenix Pharmaceuticals, Inc.*,#                       745,973
         119,655  Merck KGaA                                         12,527,613
                                                                     21,574,830
Medical - HMO - 1.4%
         500,118  Coventry Health Care, Inc.*                        29,792,029
Medical - Nursing Homes - 0.7%
         373,885  Manor Care, Inc.#                                  14,618,904
Medical Instruments - 1.4%
          69,435  Intuitive Surgical, Inc.*                           9,557,728
         407,665  St. Jude Medical, Inc.*                            20,028,581
                                                                     29,586,309
Medical Products - 1.4%
          89,000  Synthes, Inc.                                      10,658,141
         298,385  Varian Medical Systems, Inc.*                      17,965,761
                                                                     28,623,902
Motion Pictures and Services - 0.5%
       1,208,450  Lions Gate Entertainment Corp. (U.S.
                  Shares)*                                           10,755,205
Multi-Line Insurance - 1.2%
         556,875  Assurant, Inc.                                     25,571,700
Networking Products - 0.3%
         401,950  Juniper Networks, Inc.*                             7,287,354
Oil Companies - Exploration and Production - 4.4%
         174,090  Chesapeake Energy Corp.                             6,100,114
         798,985  EOG Resources, Inc.                                67,546,191
         340,345  Murphy Oil Corp.                                   19,399,665
                                                                     93,045,970
Optical Supplies - 0.7%
         115,250  Alcon, Inc. (U.S. Shares)                          14,742,780
Pipelines - 2.1%
         457,606  Kinder Morgan, Inc.                                44,044,578
Printing - Commercial - 0.5%
         300,165  R.R. Donnelley & Sons Co.                           9,785,379
Property and Casualty Insurance - 0.8%
         348,785  W. R. Berkley Corp.                                17,229,979
Recreational Vehicles - 0.8%
         299,305  Polaris Industries, Inc.#                          16,327,088
Reinsurance - 1.5%
          10,527  Berkshire Hathaway, Inc. - Class B*                30,865,164
REIT - Mortgages - 0.9%
         812,336  CapitalSource, Inc.*,#                             17,838,899
Respiratory Products - 0.7%
         414,850  Respironics, Inc.*                                 14,947,046
Retail - Apparel and Shoe - 0.3%
         138,620  Nordstrom, Inc.                                     5,783,226
Retail - Auto Parts - 0.6%
         297,309  Advance Auto Parts, Inc.*                          12,953,753
Retail - Office Supplies - 1.7%
         299,625  Office Depot, Inc.*                                 9,932,569
       1,118,815  Staples, Inc.                                      26,527,103
                                                                     36,459,672
Schools - 0.8%
         211,359  Apollo Group, Inc. - Class A*,#                    11,766,355
          59,480  Strayer Education, Inc.#                            5,267,549
                                                                     17,033,904
Semiconductor Components/Integrated Circuits - 2.4%
         352,845  Linear Technology Corp.                            13,129,362
         552,930  Marvell Technology Group, Ltd.*                    37,831,471
                                                                     50,960,833
Semiconductor Equipment - 1.2%
         258,550  KLA-Tencor Corp.                                   13,439,429
         433,920  Novellus Systems, Inc.*                            12,301,632
                                                                     25,741,061
Telecommunication Equipment - 0.4%
         272,735  Adtran, Inc.                                        7,999,318
Telecommunication Services - 0.9%
         611,140  Amdocs, Ltd. (U.S. Shares)*                        19,678,708
Television - 0.9%
         571,573  Univision Communications, Inc. - Class
                  A*,#                                               18,198,884
Textile-Home Furnishings - 0.8%
         200,485  Mohawk Industries, Inc.*,#                         17,049,244
Therapeutics - 2.8%
         366,228  Gilead Sciences, Inc.*                             22,292,298
         486,527  Neurocrine Biosciences, Inc.*                      29,566,246
          91,860  United Therapeutics Corp.*                          5,940,586
                                                                     57,799,130
Toys - 0.8%
       1,044,122  Marvel Entertainment, Inc.*,#                      17,384,631
Transportation - Marine - 0.6%
         219,495  Alexander & Baldwin, Inc.#                         11,538,852
Transportation - Railroad - 0.8%
         183,385  Canadian National Railway Co. (U.S.
                  Shares)                                            16,576,170
Transportation - Services - 0.8%
         226,860  Expeditors International of Washington,
                  Inc.#                                              16,683,284
Transportation - Truck - 0.6%
         567,060  J.B. Hunt Transport Services, Inc.#                13,496,028
Wireless Equipment - 1.3%
         830,135  Crown Castle International Corp.*                  26,257,170
--------------------------------------------------------------------------------
Total Common Stock (cost $1,134,779,060)                          1,849,389,555
--------------------------------------------------------------------------------
Other Securities - 9.8%
     206,008,363  State Street Navigator Securities
                  Lending Prime Portfolio + (cost
                  $206,008,363)                                     206,008,363
--------------------------------------------------------------------------------
Time Deposit - 2.0%
     $41,900,000  PNC Bank N.A., ETD
                  4.44%, 2/1/06 (cost $41,900,000)                   41,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,382,687,423) - 100%             $2,097,297,918
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)
                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    51,458,863                     2.4%
Canada                                      53,898,357                     2.6%
Germany                                     12,527,613                     0.6%
Ireland                                     20,416,816                     1.0%
Switzerland                                 14,742,780                     0.7%
United Kingdom                              19,678,708                     0.9%
United States++                          1,924,574,781                    91.8%
--------------------------------------------------------------------------------
Total                                  $ 2,097,297,918                   100.0%

++ Includes Short-Term Securities and Other Securities (80.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Federal Tax-Exempt Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                           Value
--------------------------------------------------------------------------------
Municipal Securities - 97.3%
Alabama - 2.8%
$      2,000,000  Birmingham, Alabama, Baptist Medical
                  Centers, Special Care Facilities
                  Financing Authority Revenue, (Baptist
                  Health System, Inc.), Series A, 5.00%,
                  due 11/15/13                                   $    2,071,560
       1,000,000  Tuscaloosa, Alabama, Special Care
                  Facilities Financing Authority,
                  Residential Care (Capstone Village),
                  Series A, 5.125%, due 8/1/15                          996,380
                                                                      3,067,940
Arkansas - 4.1%
       1,000,000  Independence County, Arkansas, Pollution
                  Control Revenue Refunding Bonds,
                  (Entergy Arkansas, Inc. Project), 5.00%,
                  due 1/1/21                                          1,011,780
       1,355,000  Norphlet, Arkansas, Industrial
                  Development Revenue Bonds, (Norphlet
                  Chemical, Inc. Project), (ADED-GTD
                  Insured), 5.00%, due 2/1/12 WI                      1,394,552
       1,000,000  Washington County, Arkansas, Hospital
                  Revenue, (Regional Medical Center),
                  Series B 5.00%, due 2/1/12                          1,045,240
       1,000,000  Washington County, Arkansas, Hospital
                  Revenue, (Regional Medical Center),
                  Series B 5.00%, due 2/1/19                          1,029,190
                                                                      4,480,762
California - 6.3%
       1,500,000  Burbank-Glendale-Pasadena Airport
                  Authority, California, Airport Revenue
                  Bonds (AMBAC Insured), Series B, 5.00%,
                  due 7/1/24                                          1,569,854
       1,000,000  California Statewide Communities
                  Development Authority Revenue, Health
                  Facility Bonds, (Adventist Health),
                  Series A, 5.00%, due 3/1/17                         1,051,350
       2,000,000  California Statewide Communities
                  Development Authority Revenue,
                  Huntington Memorial Hospital, 5.00%,
                  due 7/1/19                                          2,113,700
       1,005,000  San Bernardino County, California,
                  Redevelopment Agency Tax Allocation,
                  (San Sevaine  Redevelopment Project),
                  (RDN Insured), Series A, 5.00%, due
                  9/1/13                                              1,072,144
       1,000,000  San Diego County, California, Regional
                  Airport Authority, (AMT), (AMBAC
                  Insured) 5.00%, due 7/1/14                          1,061,980
                                                                      6,869,028
Colorado - 2.3%
       2,475,000  Colorado Educational and Cultural
                  Facilities Authority Revenue, Student
                  Housing Revenue Bonds, (Inn at Auraria
                  LLC Project), Series A, 5.375%, due
                  7/1/15                                              2,470,817
Connecticut - 1.0%
       1,000,000  Connecticut Development Authority
                  Pollution Control Revenue, (Connecticut
                  Light and Power Company Project), Series
                  B, 5.95%, due 9/1/28                                1,056,270
Delaware - 1.0%
       1,075,000  Sussex County, Delaware, First Mortgage
                  Revenue Bonds, (Cadbury at Lewes
                  Project) Series A, 5.15%, due 1/1/12                1,075,957
District of Columbia - 1.9%
       2,000,000  Metropolitan Washington D.C. Airport
                  Authority, Airport System Revenue Bonds
                  (MBIA Insured), Series A, 5.00%, due
                  10/1/35                                             2,046,040
Florida - 8.8%
       2,350,000  Destin, Florida, Community Redevelopment
                  Agency Revenue, (Town Center Area
                  Redevelopment), 5.25%, due 5/1/14                   2,390,726
       1,455,000  Florida Ports Financing Commission
                  Revenue Bonds, (State Transportation
                  Trust Fund-Intermodel Program), (FGIC
                  Insured), 5.50%, due 10/1/12                        1,541,151
       2,000,000  Hillsborough County, Florida, Industrial
                  Development Authority Hospital Revenue
                  (Tampa General Hospital Project), Series
                  B, 5.25%, due 10/1/28                               2,066,060
       1,470,000  Miami-Dade County, Florida, School Board
                  Certificates of Participation, (MBIA
                  Insured) Series B, 5.00%, due 5/1/31                1,559,538
       2,000,000  Palm Beach County, Florida, Health
                  Facilities Authority Revenue, Hospital
                  Refunding Bonds, (BRCH Corp. Obligated
                  Group), 5.50%, due 12/1/21                          2,087,640
                                                                      9,645,115
Georgia - 0.9%
       1,000,000  Atlanta, Georgia, Tax Allocation,
                  (Eastside Project), Series A, 5.625%,
                  due 1/1/16                                          1,018,500
Guam - 0.9%
       1,000,000  Guam Waterworks Authority, Water and
                  Wastewater System Revenue Bonds 5.00%,
                  due 7/1/12                                          1,021,120
Illinois - 9.0%
       2,150,000  Hodgkins, Illinois, Tax Increment
                  Revenue, Senior Lien, 5.00%, due 1/1/14             2,235,784
       1,500,000  Illinois Educational Facilities
                  Authority Revenue, Art Institute of
                  Chicago, Series A 5.375%, due 3/1/18                1,621,200
       1,840,000  Illinois Finance Authority Revenue,
                  (City of East St. Louis Project) 5.00%,
                  due 11/15/13                                        1,968,266
       1,000,000  Illinois Finance Authority Revenue,
                  (Clare at Water Tower Project), Series A
                  5.20%, due 5/15/12**                                  993,710
       1,000,000  Illinois Finance Authority Revenue,
                  (Clare at Water Tower Project), Series A
                  5.30%, due 5/15/13                                    995,030
       1,000,000  Illinois Finance Authority Revenue,
                  Friendship Village of Schaumburg, Series
                  A 5.00%, due 2/15/15                                  992,950
       1,000,000  Lake and McHenry Counties, Illinois,
                  Community Unit School District 118, (FSA
                  Insured), Series A, 5.00%, due 1/1/20               1,063,510
                                                                      9,870,450
Indiana - 3.9%
       1,000,000  Indiana Health and Educational Facility
                  Financing Authority Revenue, Baptist
                  Homes of Indiana, 5.00%, due 11/15/12               1,043,630
       1,000,000  Indiana Health and Educational Facility
                  Financing Authority Revenue, Baptist
                  Homes of Indiana, 5.00%, due 11/15/13               1,041,980
       2,000,000  Indianapolis, Indiana, Local Public
                  Improvement Bond Bank, (Airport
                  Authority Project) (FSA Insured), Series
                  A, 5.625%, due 1/1/17                               2,166,840
                                                                      4,252,450
Kansas - 0.5%
         500,000  Kansas State Development Finance
                  Authority, Health Facilities Revenue,
                  (Hays Medical Center, Inc.), Series L,
                  5.25%, due 11/15/12**                                 534,025
Michigan - 3.9%
       1,035,000  Michigan Public Educational Facilities
                  Authority Revenue, Limited Obligation,
                  (Old Redford Academy Project), Series
                  2005A, 5.00%, due 12/1/13                           1,054,396
       1,705,000  Michigan Public School Academy Revenue,
                  Summit Academy North 5.25%, due 11/1/20             1,649,536
       1,500,000  Rockford, Michigan, Public Schools,
                  (Q-SBLF Insured), Series A, 5.00%, due
                  5/1/19                                              1,580,370
                                                                      4,284,302
Minnesota - 1.0%
       1,000,000  Minnesota State Higher Education
                  Facilities Authority Revenue, (St.
                  John's University) Series 6-G, 5.00%,
                  due 10/1/14                                         1,068,760
Missouri - 0.9%
       1,000,000  Missouri State Development Finance Board
                  Infrastructure Revenue Bonds,
                     (Crackerneck Creek Project), Series C,
                  5.00%, due 3/1/26                                   1,019,930
Nebraska - 1.9%
       1,030,000  Nebraska Educational Facilities
                  Authority Revenue, (Dana College),
                  Series A 5.50%, due 3/15/20                         1,062,867
       1,000,000  Nebraska Educational Facilities
                  Authority Revenue, (Dana College),
                  Series A 5.50%, due 3/15/25                         1,025,870
                                                                      2,088,737
New Hampshire - 3.3%
       2,500,000  New Hampshire Health and Educational
                  Facilities Authority, Healthcare System
                  (Covenant Health), 5.375%, due 7/1/24               2,626,650
       1,000,000  New Hampshire Health and Educational
                  Facilities Authority, Southern New
                  Hampshire University, (ACA Insured),
                  5.00%, due 1/1/30                                   1,010,710
                                                                      3,637,360
New Jersey - 1.5%
       1,630,000  Camden County, New Jersey, Improvement
                  Authority, Health Care Redevelopment
                  Revenue, Cooper Health System Obligated
                  Group, Series A, 5.00%, due 2/15/13                 1,683,611
New Mexico - 3.2%
       1,300,000  Albuquerque, New Mexico, Airport
                  Revenue, Senior Lien Improvement Bonds,
                  (MBIA Insured), Series B, 5.00%, due
                  7/1/15                                              1,373,957
       1,000,000  Gallup, New Mexico, Pollution Control
                  Revenue, (Tri-State Generation Project)
                  (AMBAC Insured), 5.00%, due 8/15/16                 1,067,160
       1,000,000  Sandoval County, New Mexico, Incentive
                  Payment Revenue, 5.00%, due 6/1/20                  1,051,690
                                                                      3,492,807
New York - 1.9%
       1,000,000  Monroe County, New York, Industrial
                  Development Agency, Civic Facility
                  Revenue (Highland Hospital of Rochester
                  Project), 5.00%, due 8/1/14                         1,047,200
       1,000,000  New York City Industrial Development
                  Agency, Special Facility Revenue Bonds
                  (Terminal One Group Association, L.P.
                  Project), 5.00%, due 1/1/12                         1,034,050
                                                                      2,081,250
North Dakota - 1.3%
       1,400,000  Grand Forks County, North Dakota,
                  Building Authority Lease Revenue, First
                  Mortgage Bonds, (County Correctional
                  Center Project), 5.00%, due 12/1/20**               1,442,210
Ohio - 2.2%
       2,235,000  Dayton, Ohio, Airport Revenue, (James M.
                  Cox Dayton International Airport), (XLCA
                  Insured), Series B, 5.00%, due 12/1/14              2,394,579
Oklahoma - 1.0%
       1,000,000  Comanche County, Oklahoma, Development
                  Financial Authority Revenue, (Comanche
                  County Memorial Hospital Project),
                  Series B, 6.60%, due 7/1/31                         1,092,160
Pennsylvania - 9.3%
       1,000,000  Bucks County, Pennsylvania, Industrial
                  Development Authority, Retirement
                  Community Revenue, (Ann's Choice, Inc.
                  Facility), Series A, 5.10%, due 1/1/12              1,003,030
       1,000,000  Bucks County, Pennsylvania, Industrial
                  Development Authority, Retirement
                  Community Revenue, (Ann's Choice, Inc.
                  Facility), Series A, 5.20%, due 1/1/13                999,180
       1,600,000  Cumberland County, Pennsylvania,
                  Municipal Authority Revenue,
                  (Presbyterian Homes, Inc. Project), (RDN
                  Insured), Series A, 5.00%, due 12/1/13              1,691,104
       1,625,000  Lebanon County, Pennsylvania, Health
                  Facilities Authority Revenue, (Pleasant
                  View Retirement), Series B, 4.65%, due
                  12/1/29                                             1,609,693
       1,205,000  McKean County, Pennsylvania, Hospital
                  Authority Revenue, (Bradford Hospital
                  Project) (ACA Insured), 5.00%, due
                  10/1/17                                             1,248,850
       1,205,000  Pennsylvania State Higher Educational
                  Facilities Authority Revenue,
                  Philadelphia University, 5.00%, due
                  6/1/13 WI                                           1,255,164
       1,000,000  Philadelphia, Pennsylvania, Airport
                  Revenue, (MBIA Insured), Series A 5.00%,
                  due 6/15/14                                         1,056,620
       1,265,000  Southcentral Pennsylvania Authority
                  Revenue, Hospital Revenue Bonds,
                  (Hanover Hospital, Inc.), (RDN Insured),
                  5.00%, due 12/1/20                                  1,331,147
                                                                     10,194,788
Rhode Island - 2.2%
       1,250,000  Providence, Rhode Island, Special
                  Obligation Tax Increment Refunding
                  Bonds, Series E 5.00%, due 6/1/13                   1,327,013
       1,000,000  Rhode Island State Economic Development
                  Corp., Providence Place Mall, (RDN
                  Insured) 6.125%, due 7/1/20                         1,100,090
                                                                      2,427,103
South Carolina - 4.2%
       1,275,000  Berkeley County, South Carolina, School
                  District Installment Lease, 5.00%, due
                  12/1/28                                             1,292,225
       1,000,000  Newberry County, South Carolina, School
                  District Project, 5.25%, due 12/1/17                1,062,240
       1,040,000  South Carolina Jobs-Economic Development
                  Authority, Student Housing Revenue
                  (Coastal Housing Foundation LLC
                  Project), (CIFG Insured), Series A,
                  5.00%, due 4/1/17                                   1,111,646
       1,095,000  South Carolina Jobs-Economic Development
                  Authority, Student Housing Revenue,
                  (Coastal Housing Foundation LLC
                  Project), (CIFG Insured), Series A,
                  5.00%, due 4/1/18                                   1,166,131
                                                                      4,632,242
Tennessee - 1.9%
       2,000,000  Memphis-Shelby County, Tennessee,
                  Airport Authority Special Facilities
                  Revenue (Federal Express Corp.), 5.05%,
                  due 9/1/12                                          2,110,860
Texas - 8.0%
       1,790,000  Beasley, Texas, Higher Education Finance
                  Corporation Revenue, (Uplift Education)
                  (ACA Insured), Series A, 5.25%, due
                  12/1/18                                             1,899,369
       2,380,000  Brazos River Authority, Texas, Pollution
                  Control Revenue, (TXU Electric Company
                  Project), 5.75%, due 5/1/36                         2,516,565
       1,100,000  Harris County, Texas, Municipal Utility
                  District No. 368, (RDN Insured), 6.125%,
                  due 9/1/29                                          1,231,956
       1,500,000  Mesquite, Texas, Health Facilities
                  Development Corp., Retirement Facility,
                  (Christian Care Centers, Inc. Project),
                  5.00%, due 2/15/15                                  1,521,300
       1,495,000  Midtown Redevelopment Authority, Texas,
                  Tax Increment Contract Revenue, (AMBAC
                  Insured), 5.00%, due 1/1/20**                       1,585,373
                                                                      8,754,563
Virginia - 1.7%
       1,665,000  Virginia Port Authority, Port Facilities
                  Revenue, (MBIA Insured), 5.25%, due
                  7/1/18                                              1,803,161
Wisconsin - 4.5%
       1,000,000  Milwaukee County, Wisconsin, Airport
                  Revenue, (FGIC Insured), Series A 5.75%,
                  due 12/1/25                                         1,070,190
       1,050,000  Milwaukee, Wisconsin, Redevelopment
                  Authority Revenue, (Science Education
                  Consortium Project), Series A, 5.125%,
                  due 8/1/15                                          1,040,214
         500,000  Wisconsin Health and Educational
                  Facilities Authority Revenue Bonds,
                  (Marshfield Clinic), Series A, 5.00%,
                  due 2/15/11 WI                                        519,120
         250,000  Wisconsin Health and Educational
                  Facilities Authority Revenue Bonds,
                  (Marshfield Clinic), Series A, 5.00%,
                  due 2/15/12 WI                                        259,613
       2,000,000  Wisconsin Health and Educational
                  Facilities Authority Revenue Bonds,
                  (Wheaton Franciscan Services, Inc.
                  System), 5.125%, due 8/15/33                        2,043,180
                                                                      4,932,317
--------------------------------------------------------------------------------
Total Municipal Securities (cost $106,776,258)                      106,549,214
--------------------------------------------------------------------------------

Short-Term Municipal Securities - 2.7%
Illinois - 0.7%
         750,000  Illinois Health Facilities Authority
                  Revenue, (Blessing Hospital), Series B,
                  Variable Rate 3.07%, 11/15/29                         750,000
Iowa - 0.9%
       1,000,000  Iowa Higher Education Loan Authority
                  Revenue, (Mount Mercy College Project),
                  Variable Rate, 3.07%, 7/1/25                        1,000,000
Pennsylvania - 1.1%
         200,000  Montgomery County, Pennsylvania,
                  Industrial Development Authority, First
                  Mortgage Revenue Bonds, (Meadowood
                  Corporation), Variable Rate, 3.04%,
                  12/1/20                                               200,000
       1,000,000  Philadelphia, Pennsylvania, Authority
                  for Industrial Development Revenue,
                  (Chestnut Hill Academy), Variable Rate,
                  3.05%, 12/1/35                                      1,000,000
                                                                      1,200,000
--------------------------------------------------------------------------------
Total Short-Term Municipal Securities (amortized cost $2,950,000)     2,950,000
--------------------------------------------------------------------------------
Total Investments (total cost $109,726,258) - 100%               $  109,499,214
================================================================================

Notes to Schedule of Investments (unaudited)

ACA               American Capital Access Corp.

ADED-GTD          Arkansas Department of Economic Development - Guaranteed

AMBAC             American Municipal Bond Assurance Corp.

CIFG              CDC IXIS Financial Guaranty Group

FGIC              Financial Guaranty Insurance Co.

FSA               Financial Security Assurance, Inc.

MBIA              Municipal Bond Investors Assurance Corp.

Q-SBLF            Qualified - School Bond Loan Fund

RDN               Radian Asset Assurance, Inc.

WI                When-Issued Security

XLCA              XL Capital Assurance, Inc.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, when-issued securities and/or securities with extended settlement dates as of January 31, 2006 are noted below.

--------------------------------------------------------------------------------
Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                                    $    3,944,224
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Corporate Bonds - 22.5%
Aerospace and Defense - 0.3%
$      2,750,000  Northrop Grumman Corp., 4.079%, notes,
                  due 11/16/06                                   $    2,732,045
Agricultural Operations - 0.1%
       1,421,000  Bunge Limited Finance Corp., 4.375%,
                  company guaranteed notes, due 12/15/08              1,392,563
Cable Television - 0.3%
       3,900,000  Cox Communications, Inc., 4.625%, notes,
                  due 1/15/10                                         3,766,331
Casino Hotels - 0.3%
       2,750,000  Hard Rock Hotel, Inc., 8.875%, notes,
                  due 6/1/13                                          2,990,625
Cellular Telecommunications - 0.6%
       2,200,000  Nextel Communications, Inc., 6.875%,
                  senior notes, due 10/31/13                          2,306,601
       1,350,000  Nextel Communications, Inc., 7.375%,
                  senior notes, due 8/1/15                            1,426,714
       2,200,000  Rogers Wireless Communications, Inc.,
                  6.535%, secured notes, due 12/15/10+++              2,268,750
                                                                      6,002,065
Chemicals - Specialty - 0%
         520,000  Lubrizol Corp., 6.50%, debentures, due
                  10/1/34                                               535,767
Commercial Banks - 0.3%
       1,950,000  Skandinaviska Enskilda Banken AB,
                  5.471%, subordinated notes, due 3/29/49
                  (144A)+++                                           1,911,875
       1,300,000  Sovereign Bank, 4.00%, deposit notes,
                  due 2/1/08                                          1,275,606
                                                                      3,187,481
Computer Services - 0.3%
       1,320,000  Sungard Data Systems, Inc., 9.125%,
                  senior unsecured notes, due 8/15/13
                  (144A)                                              1,372,800
       1,648,000  Sungard Data Systems, Inc., 10.25%,
                  senior subordinated notes, due 8/15/15
                  (144A)                                              1,656,240
                                                                      3,029,040
Computers - Peripheral Equipment - 0%
       4,250,000  Candescent Technologies Corp., 8.00%,
                  convertible senior subordinated
                  debentures due 5/1/03 (144A)+++,^,^^,ss.                    0
       2,750,000  Candescent Technologies Corp., 8.00%,
                  convertible senior subordinated
                  debentures due 5/1/03 (144A)+++,##,^^,ss.                   0
Consumer Products - Miscellaneous - 0.3%
       1,600,000  Fortune Brands, Inc., 4.875%, notes, due
                  12/1/13                                             1,538,931
       1,670,000  Fortune Brands, Inc., 5.375%, notes, due
                  1/15/16                                             1,640,311
                                                                      3,179,242
Containers - Metal and Glass - 0.4%
       2,500,000  Owens-Brockway Glass Container,Inc.,
                  8.875%, company guaranteed notes
                  due 2/15/09                                         2,609,375
       1,720,000  Owens-Illinois, Inc., 7.35%, senior
                  notes, due 5/15/08                                  1,732,900
                                                                      4,342,275
Cosmetics and Toiletries - 0.8%
       5,500,000  Gillette Co., 4.125%, senior notes, due
                  8/30/07+++                                          5,430,266
       3,000,000  Procter & Gamble Co., 4.75%, senior
                  notes, due 6/15/07                                  2,995,920
                                                                      8,426,186
Diversified Financial Services - 1.0%
       1,500,000  General Electric Capital Corp., 4.125%,
                  senior unsecured notes, due 9/1/09                  1,455,294
       3,250,000  General Electric Capital Corp., 3.75%,
                  notes, due 12/15/09                                 3,107,670
       2,650,000  General Electric Capital Corp., 4.375%,
                  notes, due 11/21/11                                 2,553,816
       4,000,000  Zurich Financial Services USA, 6.45%,
                  bonds, due 12/15/65 (144A)+++                       4,042,051
                                                                     11,158,831
Electric - Integrated - 3.2%
       1,790,000  Allegheny Energy Supply Company LLC,
                  8.25%, senior unsecured notes, due
                  4/15/12 (144A)ss.                                   1,986,900
       1,265,000  CMS Energy Corp., 7.50%, senior notes,
                  due 1/15/09                                         1,302,950
         610,000  CMS Energy Corp., 6.875%, senior
                  unsecured notes, due 12/15/15                         616,100
       2,775,000  Dominion Resources, Inc., 5.125%, senior
                  notes, due 12/15/09                                 2,759,282
       1,900,000  MidAmerican Energy Holdings Co., 3.50%,
                  senior notes, due 5/15/08                           1,828,902
       4,500,000  Monongahela Power Co., 6.70%, first
                  mortgage notes, due 6/15/14                         4,873,847
       1,450,000  Northern States Power Co., 2.875%, first
                  mortgage notes, due 8/1/06                          1,435,626
       1,785,000  Pacific Gas and Electric Co., 4.80%,
                  unsecured notes, due 3/1/14                         1,724,731
       4,500,000  Southern California Edison Co., 7.625%,
                  notes, due 1/15/10                                  4,882,630
       2,500,000  Southern California Edison Co., 6.00%,
                  first mortgage notes, due 1/15/34                   2,594,843
       3,500,000  Southwestern Public Service Co., 5.125%,
                  senior notes, due 11/1/06                           3,498,376
       3,115,000  TXU Corp., 6.375%, senior notes, due
                  6/15/06                                             3,125,314
       2,385,000  TXU Corp., 4.80%, senior notes, due
                  11/15/09                                            2,287,096
       1,150,000  TXU Corp., 6.55%, notes, due 11/15/34               1,057,493
                                                                     33,974,090
Electronic Components - Semiconductors - 0.1%
       1,065,000  Advanced Micro Devices, Inc., 7.75%,
                  senior notes, due 11/1/12                           1,120,913
Finance - Auto Loans - 0.2%
       2,000,000  General Motors Acceptance Corp., 6.125%,
                  notes, due 8/28/07                                  1,936,902
Finance - Commercial - 0.3%
       3,800,000  CIT Group, Inc., 3.65%, senior notes,
                  due 11/23/07**                                      3,710,506
Finance - Consumer Loans - 0.7%
       3,500,000  Household Finance Corp., 4.625%, notes,
                  due 1/15/08                                         3,475,927
       2,750,000  John Deere Capital Corp., 3.625%, notes,
                  due 5/25/07                                         2,700,305
       1,750,000  SLM Corp., 4.92%, notes, due 1/31/14+++             1,731,730
                                                                      7,907,962
Finance - Investment Bankers/Brokers - 1.2%
       3,867,338  Credit Suisse First Boston Mortgage
                  Securities Corp., 5.00%, due 8/25/20                3,823,958
         770,000  E*Trade Financial Corp., 8.005%, senior
                  notes, due 6/15/11                                    800,800
       1,250,000  E*Trade Financial Corp., 7.375%, senior
                  notes, due 9/15/13 (144A)                           1,275,000
       1,250,000  Goldman Sachs Group, Inc., 5.35%, senior
                  notes, due 1/15/16                                  1,238,015
       2,055,000  Jefferies Group, Inc., 5.50%, senior
                  notes, due 3/15/16                                  1,994,597
       3,540,000  Jefferies Group, Inc., 6.25%, senior
                  unsecured notes, due 1/15/36                        3,478,896
                                                                     12,611,266
Food - Diversified - 0.7%
       2,950,000  General Mills, Inc., 3.875%, notes, due
                  11/30/07                                            2,888,262
       4,350,000  Kellogg Co., 2.875%, senior notes, due
                  6/1/08                                              4,138,673
                                                                      7,026,935
Foreign Government - 0.5%
       3,300,000  Canada Mortgage & Housing Corp., 4.80%,
                  local government guaranteed notes, due
                  10/1/10                                             3,298,568
       2,250,000  United Mexican States, 4.625%, notes,
                  due 10/8/08                                         2,235,375
                                                                      5,533,943
Gas - Distribution - 0.7%
       1,100,000  Colorado Interstate Gas Co., 6.80%,
                  senior notes, due 11/15/15 (144A)                   1,142,911
       2,000,000  NiSource, Inc., 3.628%, debentures, due
                  11/1/06                                             1,979,922
       3,750,000  Southwest Gas Corp., 7.625%, senior
                  notes, due 5/15/12                                  4,111,811
                                                                      7,234,644
Independent Power Producer - 0.5%
         417,000  Mirant North America LLC, 0%, bank loan,
                  due 1/3/13+++                                         419,815
         232,192  NRG Energy, Inc., 0%, bank loan, due
                  9/30/12+++                                            233,499
       1,018,420  NRG Energy, Inc., 0%, bank loan, due
                  9/30/12+++                                          1,024,357
       2,045,000  NRG Energy, Inc., 8.00%, company
                  guaranteed notes, due 12/15/13                      2,280,175
       1,260,000  NRG Energy, Inc., 7.375%, senior notes,
                  due 2/1/16                                          1,282,050
                                                                      5,239,896
Investment Management and Advisory Services - 1.0%
       1,250,000  Ameriprise Fianacial, Inc., 5.35%,
                  senior unsecured notes, due 11/15/10                1,256,030
       1,025,000  Ameriprise Financial, Inc., 5.65%,
                  senior unsecured notes, due 11/15/15                1,035,547
       3,500,000  Franklin Resources, Inc., 3.70%, notes,
                  due 4/15/08                                         3,402,969
       2,050,000  Nuveen Investments, 5.00%, senior notes,
                  due 9/15/10                                         2,008,775
       2,800,000  Nuveen Investments, 5.50%, senior notes,
                  due 9/15/15                                         2,742,572
                                                                     10,445,893
Life and Health Insurance - 0.7%
       3,500,000  Americo Life, Inc., 7.875%, notes, due
                  5/1/13 (144A)ss.                                    3,592,110
       3,850,000  StanCorp Financial Group, Inc., 6.875%,
                  senior notes, due 10/1/12                           4,109,871
                                                                      7,701,981
Medical - Biomedical and Genetic - 0.1%
       1,650,000  Genentech, Inc., 4.75%, senior notes,
                  due 7/15/15                                         1,591,489
Medical - Drugs - 0.2%
         855,000  Teva Pharmaceuticals Finance Company
                  LLC, 5.55%, notes, due 2/1/16                         853,116
       1,235,000  Teva Pharmaceutical Finance Company LLC,
                  6.15%, bonds, due 2/1/36                            1,240,733
                                                                      2,093,849
Medical - HMO - 0.8%
       1,540,000  Coventry Health Care, Inc., 5.875%,
                  senior notes, due 1/15/12                           1,547,700
       2,000,000  Coventry Health Care, Inc., 6.125%,
                  senior notes, due 1/15/15                           2,042,500
       4,500,000  UnitedHealth Group, Inc., 3.30%, senior
                  notes, due 1/30/08                                  4,357,454
         900,000  WellPoint Health Networks, Inc., 6.375%,
                  notes, due 6/15/06                                    904,622
                                                                      8,852,276
Motorcycle and Motor Scooter Manufacturing - 0.2%
       2,750,000  Harley-Davidson, Inc., 3.625%, notes,
                  due 12/15/08 (144A)                                 2,652,859
Multimedia - 0.4%
         410,970  Entravision Communications Corp., 6.03%,
                  bank loan, due 3/7/13+++                              413,284
       3,750,000  Time Warner, Inc., 6.125%, company
                  guaranteed notes, due 4/15/06                       3,757,612
                                                                      4,170,896
Mutual Insurance - 0.2%
       1,950,000  North Front, 5.81%, bonds, due 12/15/24
                  (144A)+++                                           1,940,646
Non-Hazardous Waste Disposal - 0.2%
       2,450,000  Waste Management, Inc., 7.375%, senior
                  notes, due 8/1/10                                   2,656,035
Oil Companies - Exploration and Production - 0.5%
         800,000  Chesapeake Energy Corp., 7.50%. senior
                  notes, due 9/15/13                                    849,000
       1,225,000  Kerr-McGee Corp., 6.95%, secured notes,
                  due 7/1/24                                          1,293,618
       1,080,000  Magnum Hunter Resources, Inc., 9.60%,
                  company guaranteed notes, due 3/15/12               1,170,450
         610,000  Pemex Project Funding Master Trust,
                  5.75%, company guaranteed notes, due
                  12/15/15 (144A)                                       602,985
         500,000  Pemex Project Funding Master Trust,
                  8.625%, company guaranteed notes, due
                  2/1/22+++                                             610,750
       1,025,000  Ras Laffan LNG III, 5.838%, bonds, due
                  9/30/27 (144A)                                      1,007,985
                                                                      5,534,788
Oil Companies - Integrated - 0.5%
       5,250,000  ChevronTexaco Capital Co., 3.50%,
                  company guaranteed notes, due 9/17/07               5,136,133
Oil Refining and Marketing - 0.3%
       1,475,000  Enterprise Products Operating L.P.,
                  4.95%, senior notes, due 6/1/10                     1,445,684
       1,250,000  Enterprise Products Operating L.P.,
                  Series B, 6.375%, company guaranteed
                  notes, due 2/1/13                                   1,303,959
                                                                      2,749,643
Pipelines - 1.1%
       4,505,000  El Paso Corp., 7.625%, notes, due 9/1/08
                  (144A)ss.                                           4,628,887
         850,000  El Paso Corp., 7.875%, notes, due 6/15/12             898,875
       3,850,000  Panhandle Eastern Pipe Line Co. - Series
                  B, 2.75%, senior notes, due 3/15/07                 3,745,665
       1,810,000  Panhandle Eastern Pipe Line Co., 4.80%,
                  senior notes, due 8/15/08                           1,787,216
       1,130,000  Williams Companies, Inc., 6.375%, notes,
                  due 10/1/10 (144A)                                  1,135,650
                                                                     12,196,293
Property and Casualty Insurance - 0.8%
       3,750,000  Kingsway America, Inc., 7.50%, senior
                  notes, due 2/1/14                                   3,833,426
       4,150,000  Ohio Casualty Corp., 7.30%, senior
                  unsecured notes, due 6/15/14                        4,421,788
                                                                      8,255,214
Publishing - Periodicals - 0.2%
       1,475,000  Dex Media East LLC, 12.125%, company
                  guaranteed notes, due 11/15/12                      1,707,313
Radio - 0.1%
       1,043,000  XM Satellite Radio Holdings, Inc.,
                  12.00%, secured notes, due 6/15/10                  1,168,160
Reinsurance - 0.1%
       1,400,000  Berkshire Hathaway, Inc., 4.625%,
                  company guaranteed notes, due 10/15/13              1,352,448
Rental Auto/Equipment - 0.1%
         625,000  Hertz Corp., 8.875%, senior notes, due
                  1/1/14 (144A)                                         645,313
Retail - Regional Department Stores - 0%
         373,101  Neiman Marcus Group, Inc., 6.94688%,
                  bank loan, due 3/13/13+++                             376,832
Savings/Loan/Thrifts - 0.2%
         625,000  Sovereign Bancorp, Inc., 4.80%, senior
                  notes, due 9/1/10 (144A)                              610,091
       1,000,000  Webster Capital Trust II, 10.00%,
                  company guaranteed notes, due 4/1/27                1,088,860
                                                                      1,698,951
Special Purpose Banks - 0.2%
       2,575,000  Rabobank Capital Funding Trust II,
                  5.26%, bonds, due 12/31/49 (144A)+++                2,529,600
Special Purpose Entity - 0.7%
       3,200,000  OneAmerica Financial Partners, 7.00%,
                  bonds, due 10/15/33 (144A)                          3,540,957
       4,160,000  Resona Preferred Securities, Ltd.,
                  7.191%, bonds, due 12/29/49 (144A)+++               4,377,605
                                                                      7,918,562
Telephone - Integrated - 0.6%
       3,000,000  BellSouth Corp., 4.75%, senior unsecured
                  notes, due 11/15/12                                 2,897,001
       3,350,000  Deutsche Telekom International Finance
                  B.V., 3.875%, company guaranteed notes,
                  due 7/22/08**                                       3,265,157
         750,000  Qwest Corp., 6.67063%, senior notes, due
                  6/15/13 (144A)+++                                     809,063
                                                                      6,971,221
Textile-Home Furnishings - 0.1%
       1,055,000  Mohawk Industries, Inc., 6.125%, senior
                  notes, due 1/15/16                                  1,060,817
Transportation - Railroad - 0.1%
       1,050,000  BNSF Funding Trust I, 6.613%, company
                  guaranteed notes, due 12/15/55+++                   1,083,227
Transportation - Services - 0.3%
       3,500,000  FedEx Corp., 2.65%, notes, due 4/1/07               3,403,526
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $243,925,471)                           242,933,473
--------------------------------------------------------------------------------
Foreign Bonds - 0.2%
Cable Television - 0.2%
EUR    1,300,000  Telenet Communications N.V., 9.00%,
                  senior notes, due 12/15/13** (144A)
                  (cost $1,655,892)                                   1,765,317
--------------------------------------------------------------------------------
Mortgage Backed Securities - 28.7%
                  Fannie Mae:
$      4,448,800    7.00%, due 9/1/14                                 4,595,090
       3,323,727    6.00%, due 6/1/17                                 3,397,601
       2,813,630    5.00%, due 11/1/18                                2,784,455
       5,052,496    4.50%, due 5/1/19                                 4,917,789
       2,273,652    4.50%, due 5/1/19                                 2,213,033
       6,018,235    4.50%, due 5/1/19                                 5,857,780
       1,898,803    4.00%, due 6/1/19                                 1,810,058
       1,149,869    5.50%, due 8/1/19                                 1,157,188
       5,095,473    5.00%, due 8/1/19                                 5,037,509
         607,057    5.50%, due 9/1/19                                   611,191
       3,310,942    5.50%, due 9/1/19                                 3,332,017
       2,742,340    4.00%, due 2/1/20                                 2,610,056
       1,848,823    4.50%, due 4/1/20                                 1,795,407
       6,609,812    5.50%, due 9/1/24                                 6,594,635
       4,607,404    5.00%, due 5/1/25                                 4,493,872
       2,626,160    7.00%, due 2/1/32                                 2,734,845
       2,376,805    6.50%, due 5/1/32                                 2,452,063
         610,382    6.50%, due 6/1/32                                   628,396
       1,089,417    6.50%, due 7/1/32                                 1,118,977
       9,347,967    5.50%, due 2/1/33**                               9,267,124
       4,042,523    5.50%, due 11/1/33                                4,007,885
       4,790,956    5.00%, due 11/1/33                                4,646,221
       2,852,363    5.50%, due 1/1/34                                 2,827,922
       4,527,293    5.50%, due 2/1/34                                 4,483,001
      11,588,070    5.00%, due 3/1/34                                11,237,994
       4,873,767    5.00%, due 4/1/34**                               4,718,780
       1,871,637    5.00%, due 4/1/34                                 1,815,095
       3,963,142    3.887%, due 5/1/34                                3,851,689
       3,921,053    5.00%, due 6/1/34                                 3,796,362
       2,080,983    4.50%, due 6/1/34                                 1,955,853
       7,869,465    6.00%, due 7/1/34                                 7,970,629
       1,688,249    5.00%, due 7/1/34                                 1,634,562
       2,623,065    6.50%, due 8/1/34**                               2,694,731
         473,005    6.50%, due 9/1/34                                   488,517
       1,050,893    5.50%, due 11/1/34                                1,040,611
       9,322,097    5.50%, due 12/1/34**                              9,230,894
       4,194,616    5.50%, due 2/1/35                                 4,158,675
         352,760    4.50%, due 2/1/35                                   331,549
       4,935,213    5.50%, due 3/1/35                                 4,883,982
       2,884,583    5.00%, due 4/1/35                                 2,787,896
       1,125,763    4.50%, due 4/1/35                                 1,055,994
       6,246,036    5.00%, due 5/1/35                                 6,036,677
       4,537,644    5.50%, due 7/1/35                                 4,490,540
       2,387,323    4.694%, due 7/1/35                                2,344,989
       2,717,081    4.43%, due 7/1/35                                 2,682,166
       3,920,858    6.00%, due 9/1/35                                 3,968,294
       3,345,210    6.00%, due 12/1/35                                3,379,257
       2,088,087    6.50%, due 1/1/36                                 2,141,085
       7,604,602    6.00%, due 2/15/36(1)                             7,678,275
                  Federal Home Loan Bank System:
       3,782,221    4.75%, due 10/25/10                               3,749,127
       4,827,736    5.27%, due 12/28/12                               4,829,056
       3,870,577    5.50%, due 12/1/34                                3,834,981
       3,219,179    5.50%, due 12/1/34                                3,189,573
                  Freddie Mac:
       3,696,685    6.50%, due 3/1/13                                 3,791,142
       1,462,255    5.50%, due 1/1/16                                 1,471,768
       2,275,442    5.50%, due 1/1/18                                 2,289,582
       7,600,110    4.50%, due 2/1/18                                 7,404,198
       4,155,620    5.00%, due 9/1/18**                               4,112,562
       3,889,666    4.00%, due 4/1/19                                 3,701,766
       5,185,432    5.00%, due 2/1/20                                 5,123,437
       1,667,269    5.50%, due 2/15/21(1)                             1,676,126
       2,143,068    6.00%, due 11/1/33                                2,166,829
       2,484,088    5.50%, due 11/1/33                                2,464,265
       4,245,945    6.00%, due 2/1/34                                 4,305,545
       1,666,100    5.00%, due 5/1/34                                 1,612,198
       2,326,047    5.00%, due 5/1/34                                 2,250,793
         958,566    6.50%, due 7/1/34                                   984,844
         453,519    6.50%, due 7/1/34                                   465,942
         476,329    6.50%, due 6/1/35                                   487,946
       7,134,097    5.50%, due 6/1/35                                 7,068,487
      16,145,421    5.00%, due 7/1/35                                15,594,212
       2,649,184    5.00%, due 8/1/35                                 2,558,740
       5,364,759    5.50%, due 9/1/35                                 5,312,427
       4,039,537    5.50%, due 9/1/35                                 4,000,132
       4,290,258    5.50%, due 10/1/35                                4,251,512
       3,265,138    5.00%, due 10/1/35                                3,153,666
                  Ginnie Mae:
       2,745,616    4.50%, due 10/15/33                               2,629,599
       5,952,037    6.00%, due 10/20/34                               6,080,557
       2,485,905    6.50%, due 2/20/35                                2,578,457
       6,218,035    5.50%, due 3/20/35                                6,226,222
       4,341,471    5.50%, due 5/20/35                                4,347,187
       7,383,857    5.00%, due 10/15/35                               7,274,175
--------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $316,167,471)                310,736,264
--------------------------------------------------------------------------------
Preferred Stock - 0.7%
Finance - Other Services - 0.2%
          38,945  Chevy Chase Preferred Capital Corp.,
                  Series A, convertible, 10.375%                      2,136,133
REIT - Diversified - 0.2%
          96,600  iStar Financial, Inc., 7.875%                       2,437,218
Savings/Loan/Thrifts - 0.3%
          91,960  Chevy Chase Bank FSB, 8.00%                         2,501,312
--------------------------------------------------------------------------------
Total Preferred Stock (cost $7,083,886)                               7,074,663
--------------------------------------------------------------------------------
U.S. Government Agencies - 7.3%
                  Fannie Mae:
$     45,375,000    3.25%, due 11/15/07                              44,187,492
       4,810,000    5.50%, due 3/15/11                                4,957,782
       3,535,000    6.625%, due 11/15/30#                             4,299,737
                  Freddie Mac:
      22,060,000    2.75%, due 8/15/06#                              21,831,304
       4,040,000    3.875%, due 6/15/08#                              3,958,739
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $80,800,398)                    79,235,054
--------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.1%
                  U.S. Treasury Notes/Bonds
      10,175,000    3.50%, due 11/15/06#                             10,088,747
      19,782,000    3.125%, due 1/31/07#                             19,498,405
       1,813,000    3.875%, due 7/31/07#                              1,795,436
       7,020,000    4.00%, due 9/30/07#                               6,957,754
      18,000,000    3.00%, due 2/15/08#                              17,471,250
       9,455,000    4.125%, due 8/15/08#                              9,381,506
      21,355,000    4.375%, due 11/15/08#                            21,291,597
       2,505,000    3.125%, due 4/15/09#                              2,403,234
       2,140,000    3.875%, due 9/15/10#                              2,083,908
       9,905,000    4.25%, due 10/15/10#                              9,797,055
       3,460,000    4.50%, due 12/15/10#                              3,440,268
       1,300,000    4.25%, due 1/15/11#                               1,287,711
       3,658,588    1.625%, due 1/15/15#,(2)                          3,548,830
      27,112,000    4.50%, due 11/15/15#                             27,049,507
       7,205,000    8.875%, due 8/15/17#                              9,896,183
      13,680,000    8.875%, due 2/15/19#                             19,212,917
       7,280,000    7.25%, due 8/15/22#                               9,354,232
      17,540,000    6.25%, due 8/15/23#                              20,647,878
      12,485,000    5.25%, due 2/15/29#                              13,384,307
      13,730,000    6.25%, due 5/15/30**,#                           16,743,625
       1,600,000    5.375%, due 2/15/31                               1,761,374
                                                                    207,597,319
--------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $228,872,805)                 227,095,724
--------------------------------------------------------------------------------
Other Securities - 18.4%
     198,210,868  State Street Navigator Securities
                  Lending Prime Portfolio+ (cost
                  $198,210,868)                                     198,210,868
--------------------------------------------------------------------------------
Repurchase Agreement - 1.1%
     $11,500,000  Bear Stearns & Company, Inc., 4.55%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $11,501,453
                  collateralized by $102,788,927
                  in U.S. Government Agencies
                  3.50% - 8.00%, 2/1/18 - 4/1/36
                  with a value of $11,730,014
                  (cost $11,500,000)                                 11,500,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,088,216,791) - 100%             $1,078,551,363
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Belgium                                $     1,765,317                     0.1%
Canada                                      10,703,451                     1.0%
Cayman Islands                               4,377,605                     0.4%
Mexico                                       2,235,375                     0.2%
Netherlands                                  3,265,157                     0.3%
Qatar                                        1,007,985                     0.1%
Sweden                                       1,911,875                     0.2%
United States++                          1,053,284,598                    97.7%
Total                                  $ 1,078,551,363                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (78.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

--------------------------------------------------------------------------------
Euro  6/28/06                     1,400,000     $   1,715,568     $      17,016
--------------------------------------------------------------------------------
Total                                           $   1,715,568     $      17,016
--------------------------------------------------------------------------------

Financial Futures - Short
--------------------------------------------------------------------------------
42 Contracts      U.S. Treasury - 10-year Note
                    expires March 2006, principal
                    amount $4,600,759, value $4,554,375
                    cumulative appreciation ..................   $       46,384
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

^ Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $170,000 that was written-off December 10, 2001. A principal payment was received by the Fund on July 13, 2005. It is anticipated that sometime during the second quarter of 2006, a second principal payment will be received by the Fund.

## Security is a defaulted security in Janus Flexible Bond Fund with accrued interest in the amount of $110,000 that was written-off December 10, 2001. A principal payment was received by the Fund on July 13, 2005. It is anticipated that sometime during the second quarter of 2006, a second principal payment will be received by the Fund.

(1)         Security is traded on a "to-be-announced" basis.

(2)         Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


^^ Schedule of Fair Valued Securities (as of January 31, 2006)

                                                                                                       Value as a %
                                                                                  Value          of Investment Securities
-------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                  $ --                     0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                    --                     0.0%
-------------------------------------------------------------------------------------------------------------------------
                                                                                   $ --                     0.0%
-------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                       Value as a %
                                                                       Acquisition     Acquisition                     of Investment
                                                                           Date            Cost           Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Allegheny Energy Supply Company LLC, 8.25%
    senior unsecured notes, due 4/15/12 (144A)                       5/11/04-7/13/04    $1,794,850    $ 1,986,900          0.2%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                         4/25/03-5/21/03     3,476,535      3,592,110          0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)oo      4/17/98           458,575             --          0.0%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)oo       3/6/00           237,380             --          0.0%
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                                         11/2/04-1/18/06     4,644,406      4,628,887          0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       $10,611,746    $10,207,897          0.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                            28,812,540
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 94.2%
Aerospace and Defense - 3.9%
       5,401,628  BAE Systems PLC**                             $    40,071,852
       4,658,990  Boeing Co.                                        318,255,606
       1,717,590  Lockheed Martin Corp.                             116,194,964
                                                                    474,522,422
Agricultural Chemicals - 1.6%
       1,386,690  Monsanto Co.                                      117,327,841
         648,568  Syngenta A.G.*                                     82,437,561
                                                                    199,765,402
Airlines - 0.5%
       3,488,510  Southwest Airlines Co.                             57,420,875
Apparel Manufacturers - 0.9%
       6,998,713  Burberry Group PLC**                               53,662,900
       1,617,560  Coach, Inc.*                                       58,151,282
                                                                    111,814,182
Applications Software - 2.7%
         740,135  Citrix Systems, Inc.*                              22,825,763
      10,808,855  Microsoft Corp.                                   304,269,269
                                                                    327,095,032
Athletic Footwear - 0.7%
       1,044,635  NIKE, Inc. - Class B                               84,563,203
Automotive - Cars and Light Trucks - 1.2%
       2,462,437  BMW A.G.**,#                                      111,431,153
       3,368,400  Nissan Motor Company, Ltd.**                       37,903,653
                                                                    149,334,806
Beverages - Non-Alcoholic - 0.7%
       1,549,975  PepsiCo, Inc.#                                     88,627,571
Broadcast Services and Programming - 0.5%
       6,814,331  Liberty Media Corp. - Class A*                     56,967,807
Building - Residential and Commercial - 0.3%
          41,365  NVR, Inc.*,#                                       32,854,151
Building Products - Cement and Aggregate - 0.7%
       1,229,925  Cemex S.A. de C.V. (ADR)#                          81,150,452
Casino Hotels - 0.6%
       1,053,425  Harrah's Entertainment, Inc.                       77,532,080
Cellular Telecommunications - 0.2%
         867,985  America Movil S.A. de C.V. - Series L
                  (ADR) 29,277,134 Chemicals - Diversified - 0.5%
       1,068,600  Shin-Etsu Chemical Company, Ltd.**                 60,760,939
Commercial Banks - 0.6%
           9,645  Mizuho Financial Group, Inc.**                     78,932,697
Commercial Services - 0.2%
         491,455  Iron Mountain, Inc.*                               20,483,844
Commercial Services - Finance - 1.2%
         893,515  Moody's Corp.                                      56,577,370
       2,408,627  Paychex, Inc.#                                     87,553,591
                                                                    144,130,961
Computers - 1.6%
       1,170,295  Apple Computer, Inc.*                              88,368,975
       1,675,340  Research In Motion, Ltd. (U.S. Shares)*,#         113,085,450
                                                                    201,454,425
Computers - Memory Devices - 1.4%
       7,373,945  EMC Corp.*                                         98,810,863
       1,141,450  SanDisk Corp.*                                     76,888,072
                                                                    175,698,935
Containers - Metal and Glass - 0.4%
       1,190,640  Ball Corp.                                         48,220,920
Cosmetics and Toiletries - 3.0%
       6,249,985  Procter & Gamble Co.                              370,186,612
Data Processing and Management - 0.3%
         797,710  NAVTEQ Corp.*                                      35,825,156
Dental Supplies and Equipment - 0.4%
       1,505,422  Patterson Companies, Inc.*,#                       51,982,222
Distribution/Wholesale - 0.5%
       7,139,500  Esprit Holdings, Ltd.                              62,074,606
Diversified Minerals - 0.9%
       2,258,405  Companhia Vale do Rio Doce (ADR)#                 115,788,424
Diversified Operations - 2.2%
       8,125,255  General Electric Co.                              266,102,101
E-Commerce/Services - 1.4%
       2,547,963  eBay, Inc.*                                       109,817,205
       2,182,845  IAC/InterActiveCorp*                               63,346,162
                                                                    173,163,367
Electric - Generation - 0.4%
       3,199,755  AES Corp.*                                         54,523,825
Electric Products - Miscellaneous - 0.8%
       1,325,770  Emerson Electric Co.                              102,680,887
Electronic Components - Semiconductors - 3.1%
       4,365,625  Advanced Micro Devices, Inc.*                     182,745,063
       6,601,680  Texas Instruments, Inc.                           192,967,106
                                                                    375,712,169
Electronic Forms - 0.8%
       2,413,820  Adobe Systems, Inc.*                               95,876,930
Enterprise Software/Services - 2.3%
       1,028,015  Computer Associates International, Inc.            28,064,810
       7,756,820  Oracle Corp.*                                      97,503,227
       2,925,910  SAP A.G. (ADR)**,#                                150,303,997
                                                                    275,872,034
Entertainment Software - 1.5%
       3,248,041  Electronic Arts, Inc.*                            177,278,078
Finance - Credit Card - 1.5%
       2,114,020  American Express Co.                              110,880,349
       1,601,800  Credit Saison Company, Ltd.**                      71,825,310
                                                                    182,705,659
Finance - Investment Bankers/Brokers - 5.2%
       7,197,950  JP Morgan Chase & Co.                             286,118,514
       1,558,975  Merrill Lynch & Company, Inc.                     117,032,253
       2,449,000  Mitsubishi UFJ Securities Company, Ltd.**          33,883,696
       1,060,786  UBS A.G.                                          115,334,392
         823,125  UBS A.G. (ADR)                                     89,556,000
                                                                    641,924,855
Finance - Mortgage Loan Banker - 1.1%
       2,218,435  Fannie Mae                                        128,536,124
Finance - Other Services - 0.5%
         149,717  Chicago Mercantile Exchange Holdings, Inc.         63,367,720
Financial Guarantee Insurance - 0.5%
         938,835  MBIA, Inc.#                                        57,794,683
Food - Dairy Products - 0.6%
       2,051,140  Dean Foods Co.*                                    77,799,740
Food - Retail - 1.1%
       1,809,925  Whole Foods Market, Inc.#                         133,699,160
Food - Wholesale/Distribution - 0.4%
       1,478,830  Sysco Corp.                                        45,370,504
Internet Infrastructure Software - 0.3%
       1,429,260  Akamai Technologies, Inc.*                         31,200,746
Machinery - Construction and Mining - 0.2%
         434,950  Joy Global, Inc.                                   23,504,698
Medical - Biomedical and Genetic - 2.0%
       1,177,890  Amgen, Inc.*                                       85,856,402
       1,391,560  Celgene Corp.*                                     99,009,494
         646,288  Genentech, Inc.*                                   55,529,065
                                                                    240,394,961
Medical - Drugs - 4.4%
       2,695,310  Abbott Laboratories                               116,302,627
         160,609  Eli Lilly and Co.                                   9,093,682
       4,972,560  Merck & Company, Inc.                             171,553,320
       1,566,069  Roche Holding A.G.                                247,444,904
                                                                    544,394,533
Medical - Generic Drugs - 1.1%
       3,143,006  Teva Pharmaceutical Industries, Ltd. (ADR)#       133,986,346
Medical - HMO - 4.4%
         877,135  Aetna, Inc.                                        84,906,668
       2,769,840  Coventry Health Care, Inc.*                       164,999,369
       4,811,075  UnitedHealth Group, Inc.                          285,874,077
                                                                    535,780,114
Medical - Wholesale Drug Distributors - 0.7%
       1,219,630  Cardinal Health, Inc.                              87,862,145
Medical Instruments - 1.4%
         415,575  Intuitive Surgical, Inc.*,#                        57,203,899
       2,012,495  Medtronic, Inc.                                   113,645,592
                                                                    170,849,491
Medical Products - 0.5%
       1,031,070  Varian Medical Systems, Inc.*                      62,080,725
Metal Processors and Fabricators - 0.9%
       2,269,510  Precision Castparts Corp.#                        113,362,025
Motorcycle and Motor Scooter Manufacturing - 0.8%
       1,919,950  Harley-Davidson, Inc.#                            102,774,924
Networking Products - 0.7%
       4,616,155  Cisco Systems, Inc.*                               85,721,998
Oil - Field Services - 2.1%
       1,789,165  Halliburton Co.#                                  142,328,075
         891,690  Schlumberger, Ltd. (U.S. Shares)**,#              113,645,891
                                                                    255,973,966
Oil Companies - Exploration and Production - 1.7%
         761,260  Apache Corp.                                       57,497,968
       1,242,660  EnCana Corp. (U.S. Shares)                         61,959,028
       1,028,900  EOG Resources, Inc.#                               86,983,205
                                                                    206,440,201
Oil Companies - Integrated - 2.0%
         282,740  Amerada Hess Corp.                                 43,768,152
       2,707,280  Exxon Mobil Corp.                                 169,881,820
         314,030  Suncor Energy, Inc. (U.S. Shares)                  25,160,084
                                                                    238,810,056
Optical Supplies - 1.1%
       1,028,960  Alcon, Inc. (U.S. Shares)                         131,624,563
Pharmacy Services - 1.7%
       3,840,500  Caremark Rx, Inc.*                                189,336,650
         238,610  Medco Health Solutions, Inc.*                      12,908,801
                                                                    202,245,451
Property and Casualty Insurance - 0.4%
       1,106,680  W. R. Berkley Corp.                                54,669,992
Real Estate Management/Services - 0.5%
       2,525,000  Mitsubishi Estate Company, Ltd.**                  58,655,854
Reinsurance - 0.6%
          27,019  Berkshire Hathaway, Inc. - Class B*                79,219,708
Retail - Apparel and Shoe - 0.9%
       1,467,945  Industria de Diseno Textil S.A.**                  50,427,498
       1,302,815  Nordstrom, Inc.                                    54,353,441
                                                                    104,780,939
Retail - Building Products - 0.7%
       1,302,775  Lowe's Companies, Inc.#                            82,791,351
Retail - Discount - 0.8%
       1,773,395  Target Corp.                                       97,093,376
Retail - Office Supplies - 1.1%
       5,528,642  Staples, Inc.                                     131,084,102
Savings/Loan/Thrifts - 0.2%
       2,011,939  NewAlliance Bancshares, Inc.                       29,293,832
Semiconductor Components/Integrated Circuits - 1.1%
         273,545  Linear Technology Corp.#                           10,178,609
         867,845  Marvell Technology Group, Ltd.*,#                  59,377,955
       1,651,895  Maxim Integrated Products, Inc.#                   67,793,771
                                                                    137,350,335
Semiconductor Equipment - 0.5%
       2,965,265  Applied Materials, Inc.                            56,488,298
Soap and Cleaning Preparations - 0.8%
       2,837,113  Reckitt Benckiser PLC**                            93,172,343
Steel - Producers - 0.4%
         290,600  Tenaris S.A. (ADR)**,#                             47,207,970
Telecommunication Equipment - Fiber Optics - 0.7%
       3,584,725  Corning, Inc.*                                     87,288,054
Television - 0.2%
         751,618  Univision Communications, Inc. - Class A*          23,931,517
Therapeutics - 1.1%
       2,287,100  Gilead Sciences, Inc.*                            139,215,777
Transportation - Railroad - 1.1%
         911,840  Canadian National Railway Co. (U.S. Shares)        82,421,217
         582,580  Union Pacific Corp.#                               51,535,027
                                                                    133,956,244
Transportation - Services - 1.8%
       2,457,595  C.H. Robinson Worldwide, Inc.                      99,434,294
       1,559,300  United Parcel Service, Inc. - Class B             116,807,163
                                                                    216,241,457
Transportation - Truck - 0.2%
         848,910  J.B. Hunt Transport Services, Inc.#                20,204,058
Web Portals/Internet Service Providers - 3.4%
         262,495  Google, Inc. - Class A*                           113,725,959
       8,796,835  Yahoo!, Inc.*                                     302,083,314
                                                                    415,809,273
Wireless Equipment - 2.8%
       2,181,030  Crown Castle International Corp.*                  68,985,979
       6,938,865  Nokia Oyj (ADR)**                                 127,536,339
       2,938,305  QUALCOMM, Inc.                                    140,921,107
                                                                    337,443,425
--------------------------------------------------------------------------------
Total Common Stock (cost $9,236,804,640)                         11,501,777,542
--------------------------------------------------------------------------------
Money Market - 0.9%
     110,000,000  Janus Institutional Cash Reserves Fund
                     4.34% (cost $110,000,000)                      110,000,000
--------------------------------------------------------------------------------
Other Securities - 2.2%
     270,289,026  State Street Navigator Securities
                  Lending Prime Portfolio + (cost
                  $270,289,026)                                     270,289,026
--------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
    $125,000,000  Countrywide Securities Corp., 4.46%
                  dated 1/31/06, maturing 2/1/06 to be
                  repurchased at $125,015,486
                  collateralized by $276,043,598 in U.S.
                  Government Agencies 0% - 9.00%, 8/25/06
                  - 1/15/36 with a value of $127,500,000
                  cost $125,000,000)                                125,000,000
--------------------------------------------------------------------------------
Time Deposit - 1.7%
     206,900,000  PNC Bank N.A., ETD 4.44%, 2/1/06 (cost
                  $206,900,000)                                     206,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $9,948,993,666) - 100%            $12,213,966,568
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $   121,452,561                     1.0%
Brazil                                     115,788,424                     1.0
Canada                                     282,625,779                     2.3
Finland                                    127,536,339                     1.0
Germany                                    261,735,150                     2.2
Israel                                     133,986,346                     1.1
Japan                                      341,962,149                     2.8
Luxembourg                                  47,207,970                     0.4
Mexico                                     110,427,586                     0.9
Netherlands                                113,645,891                     0.9
Spain                                       50,427,498                     0.4
Switzerland                                666,397,420                     5.5
United Kingdom                             186,907,095                     1.5
United States++                          9,653,866,360                    79.0
Total                                  $12,213,966,568                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (73.2% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  2/23/06           10,700,000     $  19,034,382     $     279,118
British Pound  5/11/06           38,700,000        68,873,471        (2,384,549)
British Pound  6/28/06            4,900,000         8,724,887            38,028
Euro  2/9/06                      8,500,000        10,333,648           397,007
Euro  6/28/06                   128,900,000       157,954,837         1,566,647
Japanese Yen  2/9/06          4,000,000,000        34,136,430           340,087
--------------------------------------------------------------------------------
Total                                           $ 299,057,655     $     236,338

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $1,041,885,490
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                           Value
--------------------------------------------------------------------------------
Common Stock - 83.1%
Agricultural Chemicals - 2.2%
         230,960  Syngenta A.G.*,**                              $   29,356,643
Dental Supplies and Equipment - 1.2%
         490,125  Patterson Companies, Inc.*,#                       16,924,016
Diagnostic Equipment - 1.1%
         477,073  Cytyc Corp.*,#                                     14,359,897
Diagnostic Kits - 1.7%
         579,161  Dade Behring Holdings, Inc.                        22,662,570
Food - Dairy Products - 1.0%
         366,175  Dean Foods Co.*                                    13,889,018
Instruments - Scientific - 2.2%
         442,740  Fisher Scientific International, Inc.*,#           29,606,024
Medical - Biomedical and Genetic - 8.6%
         853,408  Alexion Pharmaceuticals, Inc.*                     24,595,219
         245,575  Amgen, Inc.*                                       17,899,962
       1,271,821  Fibrogen, Inc. *, oo,ss.                            5,786,786
         215,220  Genentech, Inc.*                                   18,491,702
         208,900  Genmab A/S*                                         5,475,397
         249,095  Genzyme Corp.*                                     17,670,799
         394,320  Invitrogen Corp.*,#                                27,160,761
                                                                    117,080,626
Medical - Drugs - 27.2%
         449,940  Abbott Laboratories                                19,414,911
       1,248,443  Adolor Corp.*,#                                    19,101,178
       1,175,750  Cubist Pharmaceuticals, Inc.*,#                    25,443,230
         357,130  Eli Lilly and Co.                                  20,220,701
         448,610  Endo Pharmaceuticals Holdings, Inc.*               12,875,107
         407,240  Forest Laboratories, Inc.*                         18,847,067
         671,554  Idenix Pharmaceuticals, Inc.*,#                    15,277,854
         843,155  K-V Pharmaceutical Co. - Class A*,#                20,277,878
       1,383,600  Ligand Pharmaceuticals, Inc. - Class B*,#          17,156,640
         779,165  Merck & Company, Inc.                              26,881,192
         153,589  Merck KGaA**                                       16,080,429
         327,458  Novartis A.G.**                                    17,980,798
         998,470  Pfizer, Inc.                                       25,640,710
         286,342  Roche Holding A.G.**                               45,243,132
         328,625  Sepracor, Inc.*,#                                  18,702,049
         540,025  Shire PLC (ADR)**,#                                26,326,218
         529,200  Wyeth                                              24,475,500
                                                                    369,944,594
Medical - Generic Drugs - 3.1%
         185,390  Barr Pharmaceuticals, Inc.*                        12,157,876
         693,890  Teva Pharmaceutical Industries, Ltd. (ADR)#        29,580,531
                                                                     41,738,407
Medical - HMO - 10.4%
         503,985  Aetna, Inc.                                        48,785,749
         917,965  Centene Corp.*,#                                   24,133,300
         749,162  Coventry Health Care, Inc.*                        44,627,580
         397,620  UnitedHealth Group, Inc.                           23,626,580
                                                                    141,173,209
Medical - Hospitals - 0.9%
         301,629  United Surgical Partners International,
                  Inc.*,#                                            11,691,140
Medical - Nursing Homes - 1.3%
         443,700  Manor Care, Inc.#                                  17,348,670
Medical - Wholesale Drug Distributors - 2.6%
         493,365  Cardinal Health, Inc.                              35,542,015
Medical Instruments - 3.2%
         363,180  Medtronic, Inc.                                    20,508,775
         454,775  St. Jude Medical, Inc.*                            22,343,095
                                                                     42,851,870
Medical Products - 2.4%
         321,010  Johnson & Johnson                                  18,470,915
         278,015  Stryker Corp.                                      13,872,949
                                                                     32,343,864
Optical Supplies - 1.2%
         128,010  Alcon, Inc. (U.S. Shares)**                        16,375,039
Pharmacy Services - 3.3%
         534,815  Caremark Rx, Inc.*                                 26,366,379
         340,425  Medco Health Solutions, Inc.*                      18,416,993
                                                                     44,783,372
Respiratory Products - 0.3%
         111,100  Respironics, Inc.*                                  4,002,933
Therapeutics - 9.2%
         139,250  Altus Pharmaceuticals, Inc.*                        2,583,088
         671,425  Gilead Sciences, Inc.*                             40,869,639
       1,122,250  MGI Pharma, Inc.*,#                                18,707,908
         375,290  Neurocrine Biosciences, Inc.*                      22,806,373
         260,990  Nuvelo, Inc.                                        4,475,979
         545,559  United Therapeutics Corp.*                         35,281,300
                                                                    124,724,287
--------------------------------------------------------------------------------
Total Common Stock (cost $811,385,418)                            1,126,398,194
--------------------------------------------------------------------------------
Preferred Stock - 3.7%
Finance - Investment Bankers/Brokers - 3.7%
         721,700  Goldman Sachs, Inc., convertible
                  (Celgene Corp.), 0% ^ (cost $50,584,242)           50,584,242
--------------------------------------------------------------------------------
Other Securities - 12.1%
     163,940,118  State Street Navigator Securities
                    Lending Prime Portfolio+
                    (cost $163,940,118)                             163,940,118
--------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
$     13,300,000  Fortis Bank N.V., 4.49%
                    dated 1/31/06, maturing 2/1/06
                    to be repurchased at $13,301,659
                    collateralized by $15,873,206
                    in U.S. Government Agencies
                    4.648% - 4.872%, 8/25/33 - 10/25/35
                    with a value of $13,566,000
                    (cost $13,300,000)                               13,300,000
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.1%
       1,380,000  U.S. Treasury Bill, 4.185%, 3/16/06**
                  (amortized cost $1,373,102)                         1,373,102
--------------------------------------------------------------------------------
Total Investments (total cost $1,040,582,880) - 100%             $1,355,595,656
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Denmark                                $     5,475,397                    0.4%
Germany                                     16,080,429                     1.2
Israel                                      29,580,531                     2.2
Switzerland                                108,955,612                     8.0
United Kingdom                              26,326,218                     1.9
United States++                          1,169,177,469                    86.3
Total                                  $ 1,355,595,656                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (73.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  2/23/06            2,500,000     $   4,447,285     $      65,215
British Pound  5/11/06              600,000         1,067,806           (36,970)
Euro  6/28/06                     2,600,000         3,186,056            31,600
Swiss Franc  2/23/06              4,700,000         3,685,122           120,546
Swiss Franc  6/28/06             18,750,000        14,888,560           169,262
--------------------------------------------------------------------------------
Total                                           $  27,274,829     $     349,653

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

^           Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of January 31, 2006)

                                                          Value as a %
                                   Value            of Investment Securities
------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.                  $ 5,786,786                              0.4%
------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                    Value as a %
                      Acquisition      Acquisition                 of Investment
                          Date             Cost         Value       Securities
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.oo    12/28/04-11/8/05   $5,786,786    $5,786,786           0.4%
--------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Schedule of Written Options - Puts
      Sepracor, Inc.
      expires March 2006
      290 contracts
      exercise price $47.50 ................................     $       13,050
--------------------------------------------------------------------------------
Total Options Written
      290 contracts ........................................     $       13,050
      (Premiums received $58,580)
--------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $  132,620,543
--------------------------------------------------------------------------------

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                Value
--------------------------------------------------------------------------------
Common Stock - 92.9%
Agricultural Chemicals - 1.5%
          21,351  Syngenta A.G.*                                      2,713,862
Audio and Video Products - 1.5%
          57,300  Sony Corp.                                          2,784,280
Beverages - Wine and Spirits - 1.7%
         217,624  Diageo PLC                                          3,238,556
Broadcast Services and Programming - 3.9%
          35,077  Discovery Holding Co. - Class A*,#                    531,767
         161,163  Liberty Global, Inc. - Class A*                     3,448,889
          21,043  Liberty Global, Inc. - Class C*                       425,489
         350,770  Liberty Media Corp. - Class A*                      2,932,437
                                                                      7,338,582
Cellular Telecommunications - 1.4%
       1,263,305  Vodafone Group PLC                                  2,651,972
Dental Supplies and Equipment - 1.0%
          53,320  Patterson Companies, Inc.*,#                        1,841,140
Distribution/Wholesale - 1.2%
         254,500  Esprit Holdings, Ltd.                               2,212,758
Diversified Operations - 9.3%
         293,000  Hutchison Whampoa, Ltd.                             2,993,168
          45,158  Louis Vuitton Moet Hennessy S.A.                    4,074,394
         159,551  Smiths Group PLC                                    2,815,723
         292,495  Tyco International, Ltd. (U.S. Shares)              7,619,494
                                                                     17,502,779
Diversified Operations - Commercial Services - 1.0%
         634,153  Rentokil Initial PLC                                1,824,807
E-Commerce/Products - 3.1%
         130,055  Amazon.com, Inc.*                                   5,829,065
E-Commerce/Services - 7.9%
         313,482  Expedia, Inc.*                                      8,156,801
         230,127  IAC/InterActiveCorp*                                6,678,286
                                                                     14,835,087
Electronic Components - Miscellaneous - 4.7%
         259,580  Koninklijke (Royal) Philips Electronics
                  N.V. 8,762,647 Finance - Investment Bankers/Brokers - 5.3%
         247,765  JP Morgan Chase & Co.                               9,848,659
Food - Catering - 3.2%
         364,629  Nissin Healthcare Food Service Company,
                  Ltd.                                                5,964,989
Health Care Cost Containment - 1.0%
          34,630  McKesson Corp.                                      1,835,390
Insurance Brokers - 6.2%
         334,310  Willis Group Holdings, Ltd.                        11,603,900
Machinery - Pumps - 3.6%
         121,944  Pfeiffer Vacuum Technology A.G.                     6,715,559
Medical - Drugs - 6.1%
         727,715  Ligand Pharmaceuticals, Inc. - Class B*,#           9,023,666
          40,300  Takeda Pharmaceutical Company, Ltd.                 2,281,164
                                                                     11,304,830
Medical - Hospitals - 3.2%
         286,530  Health Management Associates, Inc. -
                  Class A                                             6,022,861
Miscellaneous Manufacturing - 1.1%
         902,227  FKI PLC                                             2,054,492
Multimedia - 4.5%
         137,541  Vivendi Universal S.A.#                             4,308,707
         165,495  Walt Disney Co.                                     4,188,678
                                                                      8,497,385
Property and Casualty Insurance - 4.6%
       1,014,000  Nipponkoa Insurance Company, Ltd.                   8,583,624
Reinsurance - 3.3%
           2,128  Berkshire Hathaway, Inc. - Class B*                 6,239,296
Retail - Apparel and Shoe - 1.2%
          74,223  Next PLC                                            2,288,315
Rubber/Plastic Products - 3.5%
         358,800  Tenma Corp.                                         6,469,136
Savings/Loan/Thrifts - 1.0%
         122,945  NewAlliance Bancshares, Inc.#                       1,790,079
Steel - Producers - 1.9%
         382,706  Tata Steel, Ltd.                                    3,506,151
Television - 4.0%
         856,719  British Sky Broadcasting Group PLC                  7,407,188
Toys - 1.0%
         114,345  Mattel, Inc.                                        1,886,693
--------------------------------------------------------------------------------
Total Common Stock (cost $136,124,789)                              173,554,082
--------------------------------------------------------------------------------
Other Securities - 7.1%
      13,318,608  State Street Navigator Securities
                  Lending Prime Portfolio+
                  (cost $13,318,608)                                 13,318,608
--------------------------------------------------------------------------------
Total Investments (total cost $149,443,397) - 100%                 $186,872,690
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)
                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    21,436,152                    11.5%
France                                       8,383,101                     4.5%
Germany                                      6,715,559                     3.6%
Hong Kong                                    2,993,168                     1.5%
India                                        3,506,151                     1.9%
Japan                                       26,083,193                    14.0%
Netherlands                                  8,762,647                     4.7%
Switzerland                                  2,713,862                     1.5%
United Kingdom                              22,281,053                    11.9%
United States++                             83,997,804                    44.9%
Total                                  $   186,872,690                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (37.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 90.9%
Applications Software - 5.3%
         622,755  Citrix Systems, Inc.*                          $   19,205,764
         187,877  Infosys Technologies, Ltd.                         12,261,289
         122,045  Mercury Interactive Corp.*,#                        4,241,064
         845,450  Microsoft Corp.                                    23,799,418
         159,420  Quest Software, Inc.*,#                             2,525,213
                                                                     62,032,748
Audio and Video Products - 0.9%
         214,800  Sony Corp.**                                       10,437,407
Cellular Telecommunications - 0.4%
          57,600  Hikari Tsushin, Inc.**                              4,650,032
Chemicals - Diversified - 0.5%
         108,600  Shin-Etsu Chemical Company, Ltd.**                  6,175,031
Commercial Services - Finance - 1.2%
         384,360  Paychex, Inc.                                      13,971,486
Computer Aided Design - 1.5%
         292,493  Dassault Systemes S.A.**,#                         17,522,425
Computer Services - 3.0%
         275,867  Atos Origin S.A.*,**,#                             20,431,736
          46,645  Ceridian Corp.*                                     1,151,199
       4,316,559  LogicaCMG PLC**                                    13,937,761
                                                                     35,520,696
Computers - 2.3%
       2,596,880  Acer, Inc.**                                        5,931,155
         136,825  Hewlett-Packard Co.                                 4,266,204
         239,540  Research In Motion, Ltd. (U.S. Shares)*            16,168,950
                                                                     26,366,309
Computers - Integrated Systems - 0.2%
         141,470  3D Systems Corp.*,#                                 2,765,739
Computers - Memory Devices - 2.8%
       1,996,455  EMC Corp.*                                         26,752,497
          79,440  SanDisk Corp.*                                      5,351,078
                                                                     32,103,575
Computers - Peripheral Equipment - 1.9%
         529,274  Logitech International S.A.*                       22,500,717
Data Processing and Management - 0.5%
         131,085  NAVTEQ Corp.*                                       5,887,027
Diversified Operations - 0.8%
         887,000  Hutchison Whampoa, Ltd.                             9,061,229
E-Commerce/Products - 1.9%
         325,608  Amazon.com, Inc.*,#                                14,593,750
         345,130  Submarino S.A.*                                     8,097,761
                                                                     22,691,511
E-Commerce/Services - 1.2%
         315,505  eBay, Inc.*                                        13,598,266
Electric Products - Miscellaneous - 1.3%
       2,389,000  Toshiba Corp.**                                    15,294,651
Electronic Components - Miscellaneous - 4.9%
       6,302,026  Hon Hai Precision Industry Company,
                  Ltd.**                                             42,313,595
         367,912  Koninklijke (Royal) Philips Electronics
                  N.V.**                                             12,419,612
          55,230  LG.Philips LCD Company, Ltd.*,**                    2,516,310
                                                                     57,249,517
Electronic Components - Semiconductors - 14.6%
         882,320  Advanced Micro Devices, Inc.*                      36,933,915
       9,656,733  ARM Holdings PLC**                                 22,762,753
         157,730  Broadcom Corp. - Class A*                          10,757,186
          37,600  International Rectifier Corp.*                      1,367,512
         263,770  MEMC Electronic Materials, Inc.*                    7,538,547
          56,770  NVIDIA Corp.*                                       2,552,379
          47,940  Samsung Electronics Company, Ltd.**                36,775,618
         287,275  Silicon-On-Insulator Technologies
                  (SOITEC)*,**,#                                      7,107,346
         254,760  SiRF Technology Holdings, Inc.*,#                   8,582,864
         332,630  Spansion, Inc. - Class A*,#                         4,324,190
         114,400  Sumco Corp.**                                       6,182,993
         833,715  Texas Instruments, Inc.                            24,369,489
                                                                    169,254,792
Electronic Forms - 1.4%
         419,465  Adobe Systems, Inc.*                               16,661,150
Electronic Measuring Instruments - 1.6%
         152,800  Advantest Corp.**                                  18,757,257
Energy - Alternate Sources - 0.5%
          35,090  SunPower Corp. - Class A*,#                         1,402,547
         113,400  Suntech Power Holdings Company, Ltd. (ADR)*         4,818,366
                                                                      6,220,913
Enterprise Software/Services - 4.6%
         187,245  Computer Associates International, Inc.             5,111,789
       1,549,025  Oracle Corp.*                                      19,471,244
         140,044  SAP A.G.**                                         28,674,525
                                                                     53,257,558
Entertainment Software - 2.6%
       1,026,980  Activision, Inc.*                                  14,726,893
         282,055  Electronic Arts, Inc.*                             15,394,562
                                                                     30,121,455
Industrial Automation and Robotics - 0.2%
          78,365  Cognex Corp.#                                       2,286,691
Internet Connectivity Services - 1.1%
         288,911  NDS Group PLC (ADR)*,**                            12,460,731
Internet Content - Information/News - 0.3%
         239,059  CNET Networks, Inc.*,#                              3,590,666
Internet Security - 1.4%
         562,875  Check Point Software Technologies, Ltd.
                  (U.S. Shares)*                                     12,180,615
         195,210  McAfee, Inc.*                                       4,526,920
                                                                     16,707,535
Miscellaneous Manufacturing - 0.3%
         143,409  Applied Films Corp.*,#                              3,222,400
Networking Products - 3.1%
       1,219,839  Cisco Systems, Inc.*                               22,652,411
         733,010  Juniper Networks, Inc.*                            13,289,471
                                                                     35,941,882
Retail - Consumer Electronics - 0.4%
       1,004,611  Carphone Warehouse PLC**                            4,468,036
Semiconductor Components/Integrated Circuits - 6.6%
         911,825  Cypress Semiconductor Corp.*,#                     15,437,197
         387,545  Marvell Technology Group, Ltd.*                    26,515,828
         407,360  Maxim Integrated Products, Inc.                    16,718,054
       5,814,000  Powerchip Semiconductor Corp.**                     3,742,174
       7,514,646  Taiwan Semiconductor Manufacturing
                  Company, Ltd.**                                    14,934,417
                                                                     77,347,670
Semiconductor Equipment - 3.7%
         440,910  Applied Materials, Inc.                             8,399,336
         677,235  ASM Lithography Holding N.V. (U.S.
                  Shares)*,**,#                                      15,298,739
         382,830  KLA-Tencor Corp.                                   19,899,503
                                                                     43,597,578
Telecommunication Equipment - 2.8%
         423,345  Adtran, Inc.                                       12,416,709
         434,935  Harris Corp.                                       20,194,032
                                                                     32,610,741
Telecommunication Equipment - Fiber Optics - 2.5%
       1,215,670  Corning, Inc.*                                     29,601,565
Telecommunication Services - 1.6%
         407,830  Amdocs, Ltd. (U.S. Shares)*,**                     13,132,126
         199,590  NeuStar, Inc. - Class A*,#                          5,790,106
                                                                     18,922,232
Television - 1.0%
       1,340,443  British Sky Broadcasting Group PLC**               11,589,463
Web Portals/Internet Service Providers - 4.0%
           6,184  Yahoo Japan Corp.**                                 8,382,047
       1,123,988  Yahoo!, Inc.*                                      38,597,748
                                                                     46,979,795
Wireless Equipment - 6.0%
         697,190  Motorola, Inc.                                     15,833,185
       2,114,980  Nokia Oyj (ADR)**                                  38,873,332
         168,520  QUALCOMM, Inc.                                      8,082,219
         197,865  Telefonaktiebolaget LM Ericsson (ADR)#              7,218,115
                                                                     70,006,851
--------------------------------------------------------------------------------
Total Common Stock (cost $665,275,183)                            1,061,435,327
--------------------------------------------------------------------------------
Corporate Bonds - 0%
Computers - Peripheral Equipment - 0%
                  $31,700,000 Candescent Technologies
                  Corp., 8.00%, convertible senior
                  subordinated debentures due 5/1/03
                  (144A)+++,^,oo,ss.
                  (cost $4,368,283)                                           0
--------------------------------------------------------------------------------
Preferred Stock - 0.5%
Wireless Equipment - 0.5%
         102,750  Crown Castle International Corp.,
                  convertible, 6.25%
                  (cost $5,137,500)                                   5,728,313
--------------------------------------------------------------------------------
Other Securities - 6.7%
      77,668,790  State Street Navigator Securities
                  Lending Prime Portfolio+ (cost
                  $77,668,790)                                       77,668,790
--------------------------------------------------------------------------------
Repurchase Agreement - 1.9%
     $22,500,000  Cantor Fitzgerald & Co., 4.46%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $22,502,788
                  collateralized by $52,678,711 in U.S.
                  Government Agencies 1.63% - 7.50%,
                  12/15/13 - 10/15/35 with a value of
                  $22,950,070
                  (cost $22,500,000)                                 22,500,000
--------------------------------------------------------------------------------
Total Investments (total cost $774,949,756) - 100%               $1,167,332,430
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    26,515,828                     2.3%
Brazil                                       8,097,761                     0.7%
Canada                                      16,168,950                     1.4%
Cayman Islands                               4,818,366                     0.4%
Finland                                     38,873,332                     3.4%
France                                      45,061,507                     3.8%
Germany                                     28,674,525                     2.5%
Hong Kong                                    9,061,229                     0.8%
India                                       12,261,289                     1.1%
Israel                                      12,180,615                     1.0%
Japan                                       69,879,418                     5.9%
Netherlands                                 27,718,351                     2.4%
South Korea                                 39,291,928                     3.4%
Sweden                                       7,218,115                     0.6%
Switzerland                                 22,500,717                     1.9%
Taiwan                                      66,921,341                     5.7%
United Kingdom                              78,350,870                     6.8%
United States++                            653,738,288                    55.9%
    Total                              $ 1,167,332,430                   100.0%

++ Includes Short-Term Securities and Other Securities (47.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  2/23/06           10,050,000     $  17,878,087     $     262,163
British Pound  5/11/06            3,735,000         6,647,091          (183,545)
Euro  5/11/06                     8,200,000        10,020,461          (265,741)
Euro  6/28/06                    18,500,000        22,670,012           224,848
Japanese Yen  2/23/06         1,226,000,000        10,480,643            43,265
Japanese Yen  6/28/06         1,194,000,000        10,377,898           242,988
South Korean Won  2/23/06     5,225,000,000         5,422,290          (390,995)
South Korean Won  5/11/06     9,200,000,000         9,561,422          (726,950)
Taiwan Dollar  2/23/06          302,000,000         9,489,972          (450,762)
Taiwan Dollar  5/11/06          440,000,000        13,949,310          (637,156)
--------------------------------------------------------------------------------
Total                                           $ 116,497,186     $  (1,881,885)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

^ Security is a defaulted security in Janus Global Technology Fund with accrued interest in the amount of $1,268,000 that was written-off December 10, 2001. It is anticipating that sometime during the second quarter of 2006, a second principal payment will be received by the Fund.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of January 31, 2006)

                                                                    Value as a %
                                                 Value            of Net Assets
-------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
  convertible senior subordinated
  debentures, due 5/1/03 (144A)                      --                     0.0%
--------------------------------------------------------------------------------
                                                 $   --                     0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                           Acquisition        Acquisition              Value as a %
                                                                             Date                Cost        Value     of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures, due 5/1/03 (144A)oo        3/6/00-2/23/01      $2,614,147       --              0.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                     $  360,102,276
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S Government Agency Notes - 12.6%
$      5,000,000  Fannie Mae, 3.42%, 2/24/06                     $    4,989,075
       5,000,000  Fannie Mae, 3.52%, 4/18/06                          4,962,844
      15,000,000  Fannie Mae, 3.443%-3.58%, 4/28/06                  14,874,278
       5,000,000  Fannie Mae, 3.535%, 5/30/06                         4,942,065
       5,000,000  Fannie Mae, 3.71%, 6/30/06                          4,923,224
       5,042,000  Fannie Mae, 4.50%, 9/29/06                          4,890,740
       5,000,000  Fannie Mae, 4.49%, 12/1/06                          4,811,046
       5,000,000  Freddie Mac, 3.135%, 2/7/06                         4,997,388
       5,000,000  Freddie Mac, 3.345%, 3/7/06                         4,984,204
       5,000,000  Freddie Mac, 3.57%, 3/15/06                         4,979,175
       5,000,000  Freddie Mac, 3.47%, 3/17/06                         4,978,794
      10,000,000  Freddie Mac, 3.82%-3.98%, 7/25/06                   9,811,500
       5,000,000  Freddie Mac, 4.045%, 8/15/06                        4,890,448
       5,000,000  Freddie Mac, 3.908%, 8/22/06                        4,890,359
       5,000,000  Freddie Mac, 4.14%, 9/19/06                         4,867,750
       5,000,000  Freddie Mac, 4.263%, 10/17/06                       4,847,243
       5,000,000  Freddie Mac, 4.41%, 11/1/06                         4,832,788
      10,000,000  Freddie Mac, 4.48%-4.545%, 1/9/07                   9,571,312
--------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $108,044,233)               108,044,233
--------------------------------------------------------------------------------
U.S. Government Agency Floating Rate Notes - 15.4%
      10,000,000  Fannie Mae, 4.2675%, 5/22/06                        9,998,186
       3,400,000  Fannie Mae, 4.29875%, 9/7/06                        3,398,615
      13,500,000  Fannie Mae, 4.375%, 9/21/06                        13,494,450
       5,000,000  Fannie Mae, 4.37125, 12/22/06                       4,997,376
       5,000,000  Fannie Mae, 4.36%, due 6/21/07                      4,997,304
      15,000,000  Federal Farm Credit Bank, 4.28%, 2/13/06           14,999,899
      10,000,000  Federal Farm Credit Bank, 4.26%, 9/29/06            9,998,050
       3,000,000  Federal Farm Credit Bank, 4.31%, 1/3/07             3,000,424
       6,000,000  Federal Home Loan Bank System, 4.40438%, 3/28/06    5,999,438
       2,000,000  Federal Home Loan Bank System, 4.29%, 6/1/06        1,999,560
      10,000,000  Federal Home Loan Bank System, 4.275%, 6/2/06       9,997,846
      10,000,000  Federal Home Loan Bank System, 4.36%, 6/13/06       9,997,490
      10,000,000  Federal Home Loan Bank System, 4.15%, 8/2/06        9,996,958
       2,200,000  Federal Home Loan Bank System, 4.36%, 12/13/06      2,199,687
       5,400,000  Freddie Mac, 4.38938%, 12/27/06                     5,397,420
      15,000,000  Freddie Mac, 4.36688%, 6/19/07                     14,993,954
       7,166,041  Freddie Mac, 4.54%, 1/15/42                         7,166,041
--------------------------------------------------------------------------------
Total U.S. Government Agency Floating Rate Notes
                  (cost $132,632,698)                               132,632,698
--------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 2.9% 25,000,000 Army Air Force Exchange Service Command,
                  4.43%, 2/21/06^ (cost $25,000,000)                 25,000,000
--------------------------------------------------------------------------------
Repurchase Agreement - 69.1%
     150,000,000  Bear Stearns & Company, Inc., 4.55%
                   dated 1/31/06, maturing 2/1/06
                   to be repurchased at $150,018,958
                   collateralized by $373,361,031
                   in U.S. Government Agencies
                   0%, 1/1/33 - 12/1/34
                   with a value of $153,002,578                     150,000,000
      47,000,000  Bear Stearns & Company, Inc., 4.55%
                   dated 1/31/06, maturing 2/1/06
                   to be repurchased at $47,005,940
                   collateralized by $420,093,875
                   in U.S. Government Agencies
                   3.50% - 8.00%, 2/1/18 - 4/1/36
                   with a value of $47,940,057                       47,000,000
     175,000,000  Credit Suisse First Boston LLC, 4.55%
                   dated 1/31/06, maturing 2/1/06
                   to be repurchased at $175,022,118
                   collateralized by $741,556,237
                   in U.S. Government Agencies
                   1.51937% - 9.9791%, 1/15/17 - 1/15/36
                   with a value of $178,500,066                     175,000,000
      27,300,000  Fortis Bank N.V., 4.49%
                   dated 1/31/06, maturing 2/1/06
                   to be repurchased at $27,303,405
                   collateralized by $32,581,843
                   in U.S. Government Agencies
                   4.648% - 4.872%, 8/25/33 - 10/25/35
                   with a value of $27,846,000                       27,300,000
     193,900,000  Lehman Brothers, Inc., 4.51%
                   dated 1/31/06, maturing 2/1/06
                   to be repurchased at $193,924,291
                   collateralized by $1,552,105,505
                   in U.S. Government Agencies
                   0% - 5.00%, 2/1/23 - 1/1/36
                   with a value of $197,777,913                     193,900,000
--------------------------------------------------------------------------------
Total Repurchase Agreement (cost $593,200,000)                      593,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $858,876,931) - 100%               $  858,876,931
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

^     Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 83.1%
Advertising Sales - 0.9%
       1,373,175  Lamar Advertising Co.*,#                       $   63,056,196
Aerospace and Defense - 1.4%
       1,464,225  Boeing Co.#                                       100,021,210
Applications Software - 2.6%
       6,769,532  Microsoft Corp.                                   190,562,326
Audio and Video Products - 0.0%
          31,425  Harman International Industries, Inc.#              3,456,750
Beverages - Non-Alcoholic - 1.7%
       2,201,353  PepsiCo, Inc.                                     125,873,365
Building - Residential and Commercial - 0.5%
          46,345  NVR, Inc.*,#                                       36,809,516
Cable Television - 0.7%
       1,962,020  Comcast Corp. - Special Class A*,#                 54,387,194
Casino Hotels - 0.9%
         914,115  Harrah's Entertainment, Inc.#                      67,278,864
Computers - 2.1%
       4,856,600  Hewlett-Packard Co.                               151,428,788
Computers - Memory Devices - 0.3%
       1,826,290  EMC Corp.*                                         24,472,286
Cosmetics and Toiletries - 2.3%
       2,826,515  Procter & Gamble Co.                              167,414,483
Dental Supplies and Equipment - 0.4%
       3,135,720  Align Technology, Inc.*,^                          25,650,190
Diversified Operations - 3.4%
       6,474,606  General Electric Co.                              212,043,346
      23,101,000  Melco International Development, Ltd.              36,775,786
                                                                    248,819,132
Electric - Generation - 0.2%
         915,305  AES Corp.*                                         15,596,797
Electronic Components - Semiconductors - 11.5%
      10,939,690  Advanced Micro Devices, Inc.*                     457,935,423
         781,898  NVIDIA Corp.*,#                                    35,154,134
         116,483  Samsung Electronics Company, Ltd.                  89,356,160
         421,111  Samsung Electronics Company, Ltd. (GDR)           161,285,513
       1,964,730  Spansion, Inc. - Class A*,#                        25,541,490
       2,252,018  Texas Instruments, Inc.                            65,826,486
                                                                    835,099,206
Enterprise Software/Services - 1.6%
       9,416,645  Oracle Corp.*                                     118,367,228
Entertainment Software - 1.4%
       1,828,172  Electronic Arts, Inc.*                             99,781,628
Finance - Investment Bankers/Brokers - 3.7%
       3,280,010  Citigroup, Inc.                                   152,782,865
       2,941,250  JP Morgan Chase & Co.                             116,914,688
                                                                    269,697,553
Finance - Mortgage Loan Banker - 2.0%
       2,563,115  Fannie Mae#                                       148,506,883
Food - Canned - 0.3%
       1,140,238  TreeHouse Foods, Inc.*                             22,405,677
Food - Dairy Products - 1.2%
       2,330,900  Dean Foods Co.*,#                                  88,411,037
Hotels and Motels - 0.7%
         880,500  Four Seasons Hotels, Inc.                          50,734,410
Industrial Automation and Robotics - 1.3%
       1,398,900  Rockwell Automation, Inc.#                         92,425,323
Medical - Drugs - 4.4%
          41,165  Eli Lilly and Co.#                                  2,330,762
       2,287,865  Pfizer, Inc.                                       58,752,373
       1,048,102  Roche Holding A.G.**                              165,604,134
       1,054,610  Sanofi-Aventis**,#                                 96,690,310
                                                                    323,377,579
Medical - HMO - 5.0%
       1,493,350  Aetna, Inc.                                       144,556,280
       3,709,146  UnitedHealth Group, Inc.                          220,397,455
                                                                    364,953,735
Networking Products - 1.1%
       4,465,025  Cisco Systems, Inc.*                               82,915,514
Oil - Field Services - 1.1%
       1,016,525  Halliburton Co.                                    80,864,564
Oil Companies - Exploration and Production - 2.8%
         548,485  Apache Corp.                                       41,427,072
       3,224,128  EnCana Corp. (U.S. Shares)#                       160,755,022
                                                                    202,182,094
Oil Companies - Integrated - 10.3%
         617,060  Amerada Hess Corp.#                                95,520,888
       4,101,685  Exxon Mobil Corp.                                 257,380,734
       2,186,148  Petro-Canada                                      104,619,576
       3,624,348  Suncor Energy, Inc.                               289,712,378
                                                                    747,233,576
Oil Refining and Marketing - 1.2%
       1,373,175  Valero Energy Corp.                                85,727,315
Pharmacy Services - 1.1%
       1,576,120  Caremark Rx, Inc.*                                 77,702,716
Pipelines - 0.9%
         648,705  Kinder Morgan, Inc.#                               62,437,856
Retail - Consumer Electronics - 0.6%
         821,762  Best Buy Company, Inc.                             41,630,463
Retail - Jewelry - 1.2%
       2,261,855  Tiffany & Co.#                                     85,271,934
Retail - Pet Food and Supplies - 0.9%
       2,485,120  PETsMART, Inc.                                     62,277,107
Semiconductor Components/Integrated Circuits - 1.8%
       1,640,435  Linear Technology Corp.#                           61,040,586
       1,652,165  Maxim Integrated Products, Inc.#                   67,804,852
                                                                    128,845,438
Shipbuilding - 0.8%
       2,228,130  Daewoo Shipbuilding & Marine Engineering
                  Company, Ltd.*                                     54,857,293
Super-Regional Banks - 1.1%
       2,715,953  U.S. Bancorp#                                      81,234,154
Television - 1.4%
      11,662,332  British Sky Broadcasting Group PLC                100,832,459
Therapeutics - 1.0%
       1,371,550  MGI Pharma, Inc.*,#                                22,863,739
         834,205  Neurocrine Biosciences, Inc.*                      50,694,637
                                                                     73,558,376
Tobacco - 0.9%
         920,690  Altria Group, Inc.                                 66,602,715
Toys - 0.9%
       3,859,747  Marvel Entertainment, Inc.*,#                      64,264,788
Transportation - Railroad - 1.1%
         869,917  Canadian National Railway Co. (U.S.
                  Shares)                                            78,631,798
Web Portals/Internet Service Providers - 1.6%
       3,420,465  Yahoo!, Inc.*                                     117,458,768
Wireless Equipment - 0.8%
       3,140,655  Nokia Oyj (ADR)**,#                                57,725,239
--------------------------------------------------------------------------------
Total Common Stock (cost $4,356,716,478)                          6,040,841,523
--------------------------------------------------------------------------------
Preferred Stock - 10.6%
Electronic Components - Semiconductors - 0.9%
         114,660  Samsung Electronics Company, Ltd.                  67,275,758
Finance - Investment Bankers/Brokers - 8.3%
         376,525  Goldman Sachs Group, Inc., convertible,
                  (Amerada Hess Corp.), 8.50% ^                      52,620,498
         323,195  Goldman Sachs Group, Inc., convertible,
                  (Amerada Hess Corp.), 19.45% ^                     48,255,922
         621,120  Goldman Sachs Group, Inc., convertible,
                  (Apple Computer, Inc.), 25.8% ^                    47,050,461
         365,835  Goldman Sachs Group, Inc., convertible,
                  (Big Sky Transportation), 9.00% ^                  42,531,977
         182,960  Goldman Sachs Group, Inc., convertible,
                  (Big Sky Transportation), 9.65% ^                  21,246,596
       2,528,389  Lehman Brothers Holdings, Inc.,
                  convertible, (Corning, Inc.), 24.25% ^             47,205,023
         614,510  Lehman Brothers Holdings, Inc.,
                  convertible, (SanDisk Corp.), 28.20% ^             44,109,528
         324,145  Lehman Brothers Holdings, Inc.,
                  convertible, (Whole Foods Market, Inc.),
                  18.55% ^                                           48,198,741
         562,686  Merrill Lynch & Company, Inc.,
                  convertible, (EnCana Corp. - U.S.
                  Shares), 20.00% (144A)ss.                          27,481,584
         943,486  Merrill Lynch & Company, Inc.,
                  convertible, (Valero Energy Corp.),
                  16.55% (144A)ss.                                   57,769,648
         449,263  Merrill Lynch & Company, Inc.,
                  convertible, (Valero Energy Corp.),
                  19.04% (144A)ss.                                   48,457,507
       2,249,985  Morgan Stanley Co., convertible,
                  (Juniper Networks, Inc.), 13.00% ^                 43,447,210
         474,415  Morgan Stanley Co., convertible,
                  (Neurocrine Biosciences, Inc.), 7.25% ^            25,063,344
       3,319,052  Morgan Stanley Co., convertible, (Sirius
                  Satellite Radio, Inc.), 14.00% (144A)ss.           21,673,410
       4,540,525  Morgan Stanley Co., convertible, (Sirius
                  Satellite Radio, Inc.), 14.00% (144A)ss.           27,651,797
                                                                    602,763,246
Multi-Line Insurance - 0.4%
       1,212,750  XL Capital, Ltd., convertible, 6.50%#              27,007,943
Oil Companies - Integrated - 1.0%
         579,900  Amerada Hess Corp., convertible, 7.00%#            75,589,965
--------------------------------------------------------------------------------
Total Preferred Stock (cost $692,858,583)                           772,636,912
--------------------------------------------------------------------------------
Other Securities - 6.0%
     438,206,040  State Street Navigator Securities Lending
                  Prime Portfolio+
                  (cost $438,206,040)                               438,206,040
--------------------------------------------------------------------------------
Repurchase Agreement - 0.3%
     $25,200,000  Cantor Fitzgerald & Co., 4.46%
                  dated 1/31/06, maturing 2/1/06
                  to be repurchased at $25,203,122
                  collateralized by $59,000,156 in U.S.
                  Government Agencies 1.63% - 7.50%,
                  12/15/13 - 10/15/35
                  with a value of $25,704,078
                  (cost $25,200,000)                                 25,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $5,512,981,101) - 100%             $7,276,884,475
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Canada                                 $   684,453,184                     9.5%
Cayman Islands                              27,007,943                     0.4
Finland                                     57,725,239                     0.8
France                                      96,690,310                     1.3
Hong Kong                                   36,775,786                     0.5
South Korea                                372,774,724                     5.1
Switzerland                                165,604,134                     2.3
United Kingdom                             100,832,459                     1.4
United States++                          5,735,020,696                    78.7
    Total                              $ 7,276,884,475                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (72.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open January 31, 2006)

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro  5/11/06                     4,500,000     $   5,499,034     $    (145,834)
Euro  6/28/06                    29,400,000        36,026,937           357,327
Swiss Franc  2/23/06             26,300,000        20,621,003           674,543
Swiss Franc  6/28/06             31,850,000        25,290,700           287,521
--------------------------------------------------------------------------------
Total                                           $  87,437,674     $   1,173,557

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

^           Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Value as a %
                                                              Acquisition      Acquisition                        of Investment
                                                                  Date             Cost             Value           Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Merrill Lynch & Company, Inc.
    convertible, (EnCana Corp. - U.S. Shares), 20.00% (144A)     10/18/05     $ 27,422,221      $ 27,481,584            0.4%
Merrill Lynch & Company, Inc.
    convertible, (Valero Energy Corp.), 16.55% (144A)            1/23/06        57,599,820        57,769,648            0.8%
Merrill Lynch & Company, Inc.
    convertible, (Valero Energy Corp.), 19.04% (144A)            10/6/05        45,690,047        48,457,507            0.7%
Morgan Stanley Co.
    convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)   8/3/05         22,868,268        21,673,410            0.3%
Morgan Stanley Co.
    convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)   1/11/06        28,378,281        27,651,797            0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                              $181,958,637      $183,033,946            2.6%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

^ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2006.

----------------------------------------------------------------------------------------------------------------------
                                             Purchases          Sales           Realized     Dividend       Value
                                           Shares   Cost    Shares    Cost    Gain/(Loss)     Income      at 1/31/06
----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Align Technology, Inc.                        --    $ --       --     $ --       $ --          $ --       $25,650,190
----------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                     $  243,351,773
--------------------------------------------------------------------------------

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Corporate Bonds - 97.5%
Advertising Sales - 0.2%
$      1,027,000  Lamar Advertising Co., 2.875%, senior
                  notes, due 12/31/10                            $    1,089,904
Advertising Services - 1.0%
       2,200,000  R.H. Donnelley Corp., 6.875%, senior
                  discount notes, due 1/15/13 (144A)                  2,018,500
       1,225,000  R.H. Donnelley Corp., 6.875%, senior
                  discount notes, due 1/15/13 (144A)                  1,120,875
       1,700,000  R.H. Donnelley Corp., 8.875%, senior
                  notes, due 1/15/16 (144A)                           1,719,125
                                                                      4,858,500
Aerospace and Defense - Equipment - 0.5%
       1,063,000  BE Aerospace, Inc., 8.50%, senior notes,
                  due 10/1/10                                         1,145,383
       1,227,000  DRS Technologies, Inc., 6.875%, senior
                  subordinated notes, due 11/1/13                     1,217,797
                                                                      2,363,180
Agricultural Chemicals - 0.3%
       1,119,000  IMC Global, Inc. - Series B, 10.875%,
                  company guaranteed notes, due 6/1/08                1,242,090
Airlines - 0.8%
       2,850,000  AMR Corp., 9.00%, debentures, due 8/1/12            2,597,063
       1,053,000  Delta Air Lines, Inc., 11.01%, bank
                  loan, due 3/27/08+++                                1,092,045
                                                                      3,689,108
Apparel Manufacturers - 1.0%
       2,050,000  Quiksilver, Inc., 6.875%, company
                  guaranteed notes, due 4/15/15                       1,968,000
         975,000  Levi Strauss & Co., 8.25438%, senior
                  unsubordinated notes, due 4/1/12+++                   999,375
       1,024,000  Levi Strauss & Co., 9.75%, senior notes,
                  due 1/15/15                                         1,079,040
         686,000  Russell Corp., 9.25%, company guaranteed
                  notes, due 5/1/10                                     700,578
                                                                      4,746,993
Athletic Equipment - 0.2%
       1,025,000  Riddell Bell Holdings, Inc., 8.375%,
                  company guaranteed notes, due 10/1/12                 960,938
Automotive - Cars and Light Trucks - 1.0%
       1,399,000  Ford Capital B.V., 9.50%, debentures,
                  due 6/1/10                                          1,217,130
       1,374,000  Ford Motor Co., 7.25%, notes, due 10/1/08           1,209,120
       1,025,000  General Motors Corp., 7.125%, senior
                  notes, due 7/15/13                                    794,375
       2,400,000  General Motors Corp., 8.375%,
                  debentures, due 7/15/33                             1,776,000
                                                                      4,996,625
Automotive - Truck Parts and Equipment - Original - 1.3%
       1,375,000  Accuride Corp., 8.50%, company
                  guaranteed notes, due 2/1/15                        1,368,125
         350,000  Tenneco Automotive, Inc., 10.25%,
                  secured notes, due 7/15/13                            392,000
       1,605,000  Tenneco Automotive, Inc., 8.625%,
                  company guaranteed notes, due 11/15/14              1,613,024
         699,000  TRW Automotive, Inc., 9.375%, senior
                  notes, due 2/15/13                                    760,163
       1,024,000  United Components, Inc., 9.375%, senior
                  subordinated notes, due 6/15/13                     1,021,440
         851,000  Visteon Corp., 8.25%, senior notes, due
                  8/1/10                                                716,968
         451,000  Visteon Corp., 7.00%, senior notes, due
                  3/10/14                                               349,525
                                                                      6,221,245
Automotive - Truck Parts and Equipment - Replacement - 0.1%
         389,000  Affinia Group, Inc., 9.00%, company
                  guaranteed notes, due 11/30/14                        322,870
Building - Heavy Construction - 0.3%
       1,574,000  Ahern Rentals, Inc., 9.25%, company
                  guaranteed notes, due 8/15/13                       1,652,700
Building - Maintenance and Service - 0.1%
         684,000  HydroChem Industrial Services, Inc.,
                  9.25%, senior subordinated notes, due
                  2/15/13 (144A)                                        663,480
Building - Residential and Commercial - 1.7%
       1,375,000  Beazer Homes USA, Inc., 6.875%, company
                  guaranteed notes, due 7/15/15                       1,340,625
       2,146,000  D.R. Horton, Inc., 8.50%, company
                  guaranteed notes, due 4/15/12                       2,286,360
       1,049,000  K. Hovnanian Enterprises, Inc., 6.50%,
                  company guaranteed notes, due 1/15/14               1,014,348
       1,748,000  KB Home, 6.25%, senior notes, due 6/15/15           1,686,813
       1,720,000  William Lyon Homes, Inc., 10.75%,
                  company guaranteed notes, due 4/1/13                1,780,200
                                                                      8,108,346
Building and Construction Products - Miscellaneous - 0.5%
         425,000  Building Materials Corp., 8.00%, company
                  guaranteed notes, due 12/1/08                         430,313
         269,000  Building Materials Corp., 7.75%, secured
                  notes, due 8/1/14                                     260,930
       1,225,000  Nortek, Inc., 8.50%, senior subordinated
                  notes, due 9/1/14                                   1,191,312
         524,000  NTK Holdings, Inc., 0%, senior discount
                  notes, due 3/1/14                                     334,705
                                                                      2,217,260
Building Products - Air and Heating - 0.1%
         699,000  Goodman Global Holding Company, Inc.,
                  7.875%, senior subordinated notes, due
                  12/15/12 (144A)                                       660,555
Building Products - Cement and Aggregate - 0.4%
       1,823,000  Texas Industries, Inc., 7.25%, senior
                  unsecured notes, due 7/15/13                        1,882,248
Building Products - Wood - 0.2%
         875,000  Ainsworth Lumber Company, Ltd., 7.25%,
                  company guaranteed notes, due 10/1/12                 796,250
Cable Television - 2.4%
         675,000  Cablevision Systems Corp., 8.00%, senior
                  notes, due 4/15/12                                    642,938
       2,996,000  CCH I LLC, 11.00%, secured notes, due
                  10/1/15 (144A)                                      2,464,210
       3,819,000  Charter Communications Holdings II,
                  10.25%, senior notes, due 9/15/10                   3,756,940
       1,399,000  Charter Communications Operating LLC,
                  8.00%, senior notes, due 4/30/12 (144A)             1,399,000
       1,025,000  CSC Holdings, Inc., 6.75%, senior notes,
                  due 4/15/12 (144A)+++                                 978,875
         700,000  CSC Holdings, Inc., 7.625%, debentures,
                  due 7/15/18                                           668,500
       1,773,000  Mediacom LLC/Mediacom Capital Corp.,
                  9.50%, senior notes, due 1/15/13                    1,759,703
                                                                     11,670,166
Casino Hotels - 3.7%
       1,700,000  Boyd Gaming Corp., 7.125%, senior
                  subordinated notes, due 2/1/16                      1,687,250
         350,000  Majestic Star Casino LLC, 9.50%, company
                  guaranteed notes, due 10/15/10                        373,625
         695,000  Majestic Star Casino LLC, 9.75%, secured
                  notes, due 1/15/11 (144A)                             710,638
         700,000  Mandalay Resort Group, 10.25%, senior
                  subordinated notes, due 8/1/07                        745,500
       1,050,000  MGM Mirage, Inc., 9.75%, company
                  guaranteed notes, due 6/1/07                        1,102,500
          72,000  MGM Mirage, Inc., 9.375%, senior
                  subordinated notes, due 2/15/10                        79,380
       1,574,000  MGM Mirage, Inc., 8.375%, company
                  guaranteed notes, due 2/1/11                        1,692,050
         699,000  MGM Mirage, Inc., 6.625%, company
                  guaranteed notes, due 7/15/15                         702,495
       1,224,000  MTR Gaming Group, Inc., 9.75%, company
                  guaranteed notes, due 4/1/10                        1,291,320
         700,000  Park Place Entertainment Corp., 9.375%,
                  senior subordinated notes, due 2/15/07                727,125
         350,000  Poster Financial Group, Inc., 8.75%,
                  secured notes, due 12/1/11                            364,875
       1,749,000  Station Casinos, Inc., 6.875%, senior
                  subordinated notes, due 3/1/16                      1,777,421
       5,245,000  Trump Entertainment Resorts, Inc.,
                  8.50%, secured notes, due 6/1/15                    5,159,768
       1,748,000  Wynn Las Vegas LLC, 6.625%, first
                  mortgage notes, due 12/1/14                         1,702,115
                                                                     18,116,062
Casino Services - 1.5%
         415,000  Herbst Gaming, Inc., 7.00%, company
                  guaranteed notes, due 11/15/14                        413,963
       4,986,000  Virgin River Casino Corp., 9.00%,
                  company guaranteed notes, due 1/15/12+++            5,085,720
       2,348,000  Virgin River Casino Corp., 0%, senior
                  subordinated notes, due 1/15/13                     1,614,250
                                                                      7,113,933
Cellular Telecommunications - 3.4%
       1,350,000  Centennial Communications Corp., 10.00%,
                  senior notes, due 1/1/13 (144A)                     1,397,250
       1,550,000  Centennial Communications Corp.,
                  10.125%, company guaranteed notes, due
                  6/15/13                                             1,697,250
         744,000  Dobson Cellular Systems, Inc., 9.875%,
                  secured notes, due 11/1/12                            818,400
       1,029,000  Dobson Communications Corp., 0%, senior
                  notes, due 10/15/12 (144A)+++                       1,013,565
       1,748,000  Dobson Communications Corp., 8.875%,
                  senior notes, due 10/1/13                           1,761,110
       2,198,000  Nextel Communications, Inc., 6.875%,
                  senior notes, due 10/31/13                          2,304,503
       2,103,000  Nextel Communications, Inc., 5.95%,
                  senior notes, due 3/15/14                           2,117,923
       1,715,000  Rogers Cantel, Inc., 9.75%, debentures,
                  due 6/1/16                                          2,083,725
       1,400,000  Rogers Wireless Communications, Inc.,
                  6.535%, secured notes, due 12/15/10+++              1,443,750
         850,000  Rogers Wireless Communications, Inc.,
                  8.00%, senior subordinated notes, due
                  12/15/12                                              901,000
         875,000  Rogers Wireless Communications, Inc.,
                  7.50%, secured notes, due 3/15/15                     949,375
                                                                     16,487,851
Chemicals - Diversified - 2.0%
         684,000  Huntsman Company LLC, 10.84875%, company
                  guaranteed notes, due 7/15/11+++                      724,185
       1,174,000  Huntsman Company LLC, 11.50%, company
                  guaranteed notes, due 7/15/12+++                    1,347,165
         311,000  Huntsman International LLC, 10.125%,
                  company guaranteed notes, due 7/1/09                  321,496
       1,496,000  Lyondell Chemical Co., 9.50%, company
                  guaranteed notes, due 12/15/08                      1,568,930
       4,619,000  Lyondell Chemical Co., 11.125%, secured
                  notes, due 7/15/12                                  5,184,827
         350,000  Westlake Chemical Corp., 6.625%, senior
                  unsecured notes, due 1/15/16                          350,438
                                                                      9,497,041
Chemicals - Plastics - 1.0%
       1,375,000  PolyOne Corp., 10.625%, company
                  guaranteed notes, due 5/15/10                       1,462,656
       2,525,000  PolyOne Corp., 8.875%, senior notes, due
                  5/1/12                                              2,461,875
         704,000  Resolution Performance Products LLC,
                  13.50%, senior subordinated notes, due
                  11/15/10                                              751,520
                                                                      4,676,051
Chemicals - Specialty - 3.3%
       4,146,000  Equistar Chemicals L.P., 6.50%, notes,
                  due 2/15/06                                         4,146,000
       1,100,000  MacDermid, Inc., 9.125%, company
                  guaranteed notes, due 7/15/11                       1,164,625
         155,000  Millennium America, Inc., 9.25%, company
                  guaranteed notes, due 6/15/08                         166,625
       4,371,000  Nalco Co., 7.75%, senior notes, due
                  11/15/11                                            4,458,419
       2,750,000  OM Group, Inc., 9.25%, company
                  guaranteed notes, due 12/15/11                      2,750,000
       3,428,000  Tronox Worldwide LLC, 9.50%, senior
                  notes, due 12/1/12 (144A)                           3,573,690
                                                                     16,259,359
Commercial Services - 0.1%
         684,000  Coinmach Corp., 9.00%, senior notes, due
                  2/1/10                                                714,780
Computer Services - 0.6%
       1,144,250  Sungard Data Systems, Inc., 6.81%, bank
                  loan, due 1/5/13+++                                 1,155,578
         600,000  Sungard Data Systems, Inc., 9.125%,
                  senior unsecured notes, due 8/15/13
                  (144A)                                                624,000
       1,368,000  Sungard Data Systems, Inc., 10.25%,
                  senior subordinated notes, due 8/15/15
                  (144A)                                              1,374,840
                                                                      3,154,418
Consumer Products - Miscellaneous - 1.3%
       1,025,958  Amscan Holdings, Inc., 9.51%, bank loan,
                  due 12/22/13+++                                     1,018,263
       4,525,000  Jarden Corp., 9.75%, company guaranteed
                  notes, due 5/1/12                                   4,525,000
         696,000  Playtex Products, Inc., 9.375%, company
                  guaranteed notes, due 6/1/11                          731,670
                                                                      6,274,933
Containers - Metal and Glass - 2.5%
         699,000  Crown Americas, Inc., 7.625%, senior
                  notes, due 11/15/13 (144A)                            723,465
         699,000  Crown Americas, Inc., 7.75%, senior
                  notes, due 11/15/15 (144A)                            725,213
       3,341,000  Owens-Brockway Glass Container, Inc.,
                  8.875%, company guaranteed notes, due
                  2/15/09                                             3,487,168
       2,571,000  Owens-Brockway Glass Container, Inc.,
                  8.25%, company guaranteed notes, due
                  5/15/13                                             2,705,978
       1,894,000  Owens-Illinois, Inc., 8.10%, senior
                  notes, due 5/15/07                                  1,931,880
       1,250,000  Owens-Illinois, Inc., 7.50%, debentures,
                  due 5/15/10                                         1,268,750
       1,424,000  Owens-Illinois, Inc., 7.80%, debentures,
                  due 5/15/18                                         1,438,240
                                                                     12,280,694
Containers - Paper and Plastic - 2.0%
       1,399,000  Graham Packaging Co., 8.50%, company
                  guaranteed notes, due 10/15/12                      1,405,995
       5,075,000  Graham Packaging Co., 9.875%,
                  subordinated notes, due 10/15/14                    5,024,250
       1,049,000  Graphic Packaging International Corp.,
                  8.50%, senior notes, due 8/15/11                    1,049,000
       2,673,000  Smurfit-Stone Container Corp., 7.375%,
                  company guaranteed notes, due 7/15/14               2,385,653
                                                                      9,864,898
Dialysis Centers - 0.3%
       1,149,000  National Nephrology Associates, Inc.,
                  9.00%, company guaranteed notes, due
                  11/1/11 (144A)                                      1,274,574
Diversified Operations - 1.6%
       2,673,000  J.B. Poindexter & Company, Inc., 8.75%,
                  company guaranteed notes, due 3/15/14               2,211,908
       2,473,000  Jacuzzi Brands, Inc., 9.625%, secured
                  notes, due 7/1/10                                   2,627,562
       1,049,000  Kansas City Southern, 7.50%, company
                  guaranteed notes, due 6/15/09                       1,081,781
       1,523,000  Park-Ohio Industries, Inc., 8.375%,
                  company guaranteed notes, due 11/15/14              1,325,010
         155,796  Walter Industries, Inc., 6.21625%, bank
                  loan, due 9/30/12+++                                  157,665
          77,898  Walter Industries, Inc., 6.26063%, bank
                  loan, due 9/30/12+++                                   78,833
          38,949  Walter Industries, Inc., 6.385%, bank
                  loan, due 9/30/12+++                                   39,416
          77,021  Walter Industries, Inc., 6.52688%, bank
                  loan, due 9/30/12+++                                   77,946
                                                                      7,600,121
Electric - Generation - 2.9%
       2,297,000  AES Corp., 8.875%, senior notes, due
                  2/15/11                                             2,480,759
       1,948,000  AES Corp., 9.00%, secured notes, due
                  5/15/15 (144A)                                      2,133,060
       1,898,000  Edison Mission Energy, 7.73%, senior
                  notes, due 6/15/09**                                1,950,195
         349,125  LSP-Kendall Energy LLC, 6.52688%, bank
                  loan, due 9/22/13+++                                  347,163
       2,448,000  Reliant Energy, Inc., 9.50%, secured
                  notes, due 7/15/13                                  2,423,520
       1,415,432  Tenaska Alabama II Partners, 7.00%,
                  secured notes, due 6/30/21 (144A)+++                1,436,631
       3,047,000  Texas Genco Holdings, Inc., 6.875%,
                  senior notes, due 12/15/14 (144A)                   3,298,377
                                                                     14,069,705
Electric - Integrated - 4.6%
       1,592,000  Allegheny Energy Supply Company LLC,
                  7.80%, notes, due 3/15/11**                         1,711,400
       1,542,000  Allegheny Energy Supply Company LLC,
                  8.25%, senior unsecured notes, due
                  4/15/12 (144A)ss.                                   1,711,620
       5,621,000  CMS Energy Corp., 7.50%, senior notes,
                  due 1/15/09                                         5,789,629
         849,000  CMS Energy Corp., 6.30%, senior notes,
                  due 2/1/12                                            842,633
       1,225,000  CMS Energy Corp., 6.875%, senior
                  unsecured notes, due 12/15/15                       1,237,250
       1,200,000  DPL, Inc., 6.875%, senior notes, due
                  9/1/11                                              1,278,000
       5,325,000  Mission Energy Holding, Inc., 13.50%,
                  secured notes, due 7/15/08                          6,150,374
         775,000  Nevada Power Co., 5.875%, general
                  refunding mortgage, due 1/15/15                       770,504
         450,000  Sierra Pacific Power Co., 6.25%, general
                  refunding mortgage, due 4/15/12                       459,000
         699,000  TXU Corp., 6.50%, senior notes, due
                  11/15/24                                              648,535
       2,103,000  TXU Corp., 6.55%, notes, due 11/15/34               1,933,833
                                                                     22,532,778
Electronic Components - Miscellaneous - 0.3%
       1,299,000  Aavid Thermal Technologies, Inc.,
                  12.75%, company guaranteed notes, due
                  2/1/07                                              1,329,851
Electronic Components - Semiconductors - 2.4%
       6,270,000  Advanced Micro Devices, Inc., 7.75%,
                  senior notes, due 11/1/12**                         6,599,174
       2,153,000  Freescale Semiconductor, Inc., 7.35%,
                  senior notes, due 7/15/09+++                        2,201,443
       1,025,000  STATS ChipPAC, Ltd., 6.75%, company
                  guaranteed notes, due 11/15/11                      1,001,938
       2,050,000  Spansion LLC, 11.25%, senior notes, due
                  1/15/16 (144A)                                      1,937,250
                                                                     11,739,805
Electronic Parts Distributors - 0.2%
       1,174,000  Avnet, Inc., 6.00%, notes, due 9/1/15               1,142,308
Electronics - Military - 0.2%
       1,049,000  L-3 Communications Corp., 3.00%, bonds,
                  due 8/1/35                                          1,077,848
Finance - Auto Loans - 2.4%
       2,683,000  Ford Motor Credit Co., 6.625%, notes,
                  due 6/16/08                                         2,524,665
       1,197,000  General Motors Acceptance Corp., 6.15%,
                  bonds, due 4/5/07                                   1,172,689
       1,197,000  General Motors Acceptance Corp., 5.85%,
                  senior unsubordinated notes, due 1/14/09            1,127,418
       4,144,000  General Motors Acceptance Corp., 7.75%,
                  notes, due 1/19/10                                  4,079,558
       1,399,000  General Motors Acceptance Corp., 7.25%,
                  notes, due 3/2/11                                   1,349,758
       1,548,000  General Motors Acceptance Corp., 8.00%,
                  bonds, due 11/1/31                                  1,578,390
                                                                     11,832,478
Finance - Investment Bankers/Brokers - 0.3%
       1,095,000  BCP Crystal Holdings Corp., 9.625%,
                  senior subordinated notes, due 6/15/14              1,215,450
Finance - Other Services - 0.7%
       2,103,000  Alamosa Delaware, Inc., 8.50%, senior
                  notes, due 1/31/12                                  2,279,126
         386,000  Athena Neuro Financial LLC, 7.25%,
                  company guaranteed notes, due 2/21/08                 380,210
         594,000  Madison River Capital LLC/Madison River
                  Finance Corp., 13.25%, senior notes, due
                  3/1/10                                                625,185
                                                                      3,284,521
Food - Diversified - 1.5%
       2,725,000  Chiquita Brands International, Inc.,
                  8.875%, senior notes, due 12/1/15                   2,527,438
       1,900,000  Doane Pet Care Co., 10.625%, senior
                  subordinated notes, due 11/15/15 (144A)             1,985,500
         325,000  Dole Food Company, Inc., 8.625%, senior
                  notes, due 5/1/09+++                                  331,906
         575,000  Dole Food Company, Inc., 7.25%, company
                  guaranteed notes, due 6/15/10                         555,594
       2,023,000  Wornick Co., 10.875%, secured notes, due
                  7/15/11                                             2,103,920
                                                                      7,504,358
Food - Meat Products - 0.3%
       1,227,000  Pierre Foods, Inc., 9.875%, senior
                  subordinated notes, due 7/15/12                     1,251,540
Gambling - Non-Hotel - 1.4%
       1,399,000  Mohegan Tribal Gaming Authority, 8.00%,
                  senior subordinated notes, due 4/1/12               1,474,196
       1,000,000  Pinnacle Entertainment, Inc., 6.49%,
                  bank loan, due 12/14/11+++                          1,009,690
       2,103,000  Pinnacle Entertainment, Inc., 8.25%,
                  senior subordinated notes, due 3/15/12              2,176,605
       2,023,000  River Rock Entertainment Authority,
                  9.75%, senior notes, due 11/1/11                    2,174,725
                                                                      6,835,216
Gas - Distribution - 0.2%
         684,000  Colorado Interstate Gas Co., 5.95%,
                  senior notes, due 3/15/15                             669,428
         400,000  Colorado Interstate Gas Co., 6.80%,
                  senior notes, due 11/15/15 (144A)                     415,604
                                                                      1,085,032
Gas - Transportation - 0.3%
       1,375,000  Williams Gas Pipelines Central, Inc.,
                  7.375%, senior notes, due 11/15/06 (144A)           1,397,424
Health Care Cost Containment - 0.2%
       1,055,000  Team Health, Inc., 11.25%, senior
                  subordinated notes, due 12/1/13 (144A) ss.          1,091,925
Hotels and Motels - 0.2%
         799,000  Starwood Hotels & Resorts Worldwide,
                  Inc., 7.875%, company guaranteed notes,
                  due 5/1/12+++                                         874,905
Independent Power Producer - 2.4%
       1,700,000  AES China Generating Company, Ltd.,
                  8.25%, bonds, due 6/26/10                           1,716,475
         344,000  Mirant North America LLC, 0%, bank loan,
                  due 1/3/13+++                                         346,322
         973,405  NRG Energy, Inc., 0%, bank loan, due
                  9/30/12+++                                            979,080
         221,929  NRG Energy, Inc., 0%, bank loan, due
                  9/30/12+++                                            223,178
       1,567,000  NRG Energy, Inc., 8.00%, company
                  guaranteed notes, due 12/15/13                      1,747,205
       4,100,000  NRG Energy, Inc., 7.375%, senior notes,
                  due 2/1/16                                          4,171,750
         899,000  Reliant Energy, Inc., 9.25%, secured
                  notes, due 7/15/10                                    887,763
       2,050,000  Reliant Energy, Inc., 6.75%, secured
                  notes, due 12/15/14                                 1,763,000
                                                                     11,834,773
Machinery - Construction and Mining - 0.4%
       1,549,000  Terex Corp., 10.375%, company guaranteed
                  notes, due 4/1/11                                   1,638,068
          63,000  Terex Corp., 7.375%, company guaranteed
                  notes, due 1/15/14                                     63,315
                                                                      1,701,383
Machinery - Farm - 0.3%
       1,574,000  Case New Holland, Inc., 9.25%, company
                  guaranteed notes, due 8/1/11                        1,684,180
Medical - Hospitals - 1.5%
       1,399,000  HCA, Inc., 5.75%, senior notes, due
                  3/15/14                                             1,341,241
       4,914,000  Tenet Healthcare Corp., 9.25%, senior
                  notes, due 2/1/15 (144A)+++                         4,815,720
       1,049,000  Triad Hospitals, Inc., 7.00%, senior
                  subordinated notes, due 11/15/13                    1,058,179
                                                                      7,215,140
Medical - Outpatient and Home Medical Care - 0.1%
         350,000  CRC Health Corp., 10.75%, senior
                  subordinated notes, due 2/1/16 (144A)                 355,250
Metal - Aluminum - 0.5%
       2,626,000  Novelis, Inc., 7.25%, senior notes, due
                  2/15/15 (144A)+++,ss.                               2,481,570
Metal - Diversified - 0.5%
       2,138,000  Earle M. Jorgensen Co., 9.75%, secured
                  notes, due 6/1/12                                   2,319,730
Metal Processors and Fabricators - 0.3%
          83,462  Mueller Group, Inc., 6.46625%, bank
                  loan, due 9/30/12+++                                   84,463
         166,844  Mueller Group, Inc., 6.46625%, bank
                  loan, due 9/30/12+++                                  168,846
          84,362  Mueller Group, Inc., 6.46625%, bank
                  loan, due 9/30/12+++                                   85,375
         166,844  Mueller Group, Inc., 6.65625%, bank
                  loan, due 9/30/12+++                                  168,846
          83,462  Mueller Group, Inc., 6.65625%, bank
                  loan, due 9/30/12+++                                   84,463
          84,362  Mueller Group, Inc., 6.65625%, bank
                  loan, due 9/30/12+++                                   85,375
          12,267  Mueller Group, Inc., 6.85938%, bank
                  loan, due 9/30/12+++                                   12,414
           6,133  Mueller Group, Inc., 6.85938%, bank
                  loan, due 9/30/12+++                                    6,207
           6,198  Mueller Group, Inc., 6.85938%, bank
                  loan, due 9/30/12+++                                    6,273
         300,319  Mueller Group, Inc., 6.9175%, bank loan,
                  due 9/30/12+++                                        303,923
         255,987  Mueller Group, Inc., 6.9175%, bank loan,
                  due 9/30/12+++                                        259,058
         151,852  Mueller Group, Inc., 6.9175%, bank loan,
                  due 9/30/12+++                                        153,675
                                                                      1,418,918
Metal Products - Fasteners - 0.1%
         667,000  FastenTech, Inc., 11.50%, company
                  guaranteed notes, due 5/1/11+++                       655,328
Multimedia - 0.4%
       1,924,000  LBI Media, Inc., 10.125%, company
                  guaranteed notes, due 7/15/12                       2,046,655
Non-Hazardous Waste Disposal - 1.1%
         350,000  Allied Waste Industries, Inc., 9.25%,
                  debentures, due 5/1/21                                360,500
       1,897,000  Allied Waste North America, Inc.,
                  6.375%, secured notes, due 4/15/11                  1,866,174
       1,075,000  Allied Waste North America, Inc.,
                  7.875%, senior notes, due 4/15/13                   1,115,313
       2,000,000  Allied Waste North America, Inc., 7.25%,
                  senior notes, due 3/15/15                           2,019,999
                                                                      5,361,986
Office Automation and Equipment - 0.9%
       2,943,000  Xerox Capital Trust I, 8.00%, company
                  guaranteed notes, due 2/1/27                        3,034,969
       1,172,000  Xerox Corp., 6.875%, senior notes, due
                  8/15/11                                             1,215,950
                                                                      4,250,919
Office Supplies and Forms - 0.6%
          44,950  Acco Brands Corp., 6.12%, bank loan, due
                  8/1/12+++                                              45,470
          45,313  Acco Brands Corp., 6.24688%, bank loan,
                  due 8/1/12+++                                          45,836
          52,925  Acco Brands Corp., 6.35225%, bank loan,
                  due 8/1/12+++                                          53,537
       2,925,000  Acco Brands Corp., 7.625%, company
                  guaranteed notes, due 8/15/15                       2,789,718
                                                                      2,934,561
Oil - Field Services - 0.4%
         699,000  Hornbeck Offshore Services, Inc.,
                  6.125%, senior notes, due 12/1/14 (144A) ss.          699,000
       1,100,000  Titan Petrochemicals Group, Ltd., 8.50%,
                  company guaranteed notes, due 3/18/12
                  (144A)                                              1,042,250
                                                                      1,741,250
Oil Companies - Exploration and Production - 2.4%
       1,025,000  Clayton Williams Energy, Inc., 7.75%,
                  company guaranteed notes, due 8/1/13                1,008,344
       2,050,000  Chesapeake Energy Corp., 7.50%, senior
                  notes, due 9/15/13                                  2,175,563
         850,000  Chesapeake Energy Corp., 6.50%, senior
                  notes, due 8/15/17                                    850,000
         474,000  El Paso Production Holding Co., 7.75%,
                  company guaranteed notes, due 6/1/13                  501,255
       1,025,000  Encore Acquisition Co., 6.25%, senior
                  subordinated notes, due 4/15/14                       999,375
       1,788,000  Energy Partners, Ltd., 8.75%, company
                  guaranteed notes, due 8/1/10                        1,846,110
       2,427,000  Forest Oil Corp., 8.00%, senior notes,
                  due 6/15/08                                         2,536,215
         675,000  Magnum Hunter Resources, Inc., 9.60%,
                  company guaranteed notes, due 3/15/12                 731,531
         700,000  Swift Energy Co., 9.375%, senior
                  subordinated notes, due 5/1/12                        754,250
         100,000  Western Oil Sands, Inc., 8.375%, secured
                  notes, due 5/1/12                                     112,250
                                                                     11,514,893
Oil Field Machinery and Equipment - 0.3%
       1,188,000  Dresser-Rand Group, Inc., 7.375%, senior
                  subordinated notes, due 11/1/14                     1,229,580
Paper and Related Products - 1.3%
       3,147,000  Boise Cascade LLC, 7.125%, company
                  guaranteed notes, due 10/15/14                      2,903,107
       1,025,000  NewPage Corp., 12.00%, senior
                  subordinated notes, due 5/1/13                        996,813
         699,000  Rock-Tenn Co., 8.20%, senior notes, due
                  8/15/11                                               697,253
       1,748,000  Rock-Tenn Co., 5.625%, bonds, due 3/15/13           1,531,685
                                                                      6,128,858
Pharmacy Services - 0.1%
         350,000  Omnicare, Inc., 6.875%, senior
                  subordinated notes, due 12/15/15                      350,438
Physical Therapy and Rehabilitation Centers - 0.1%
         107,692  Psychiatric Solutions, Inc., 6.04063%,
                  bank loan, due 7/1/12+++                              108,769
         107,692  Psychiatric Solutions, Inc., 6.26%, bank
                  loan, due 7/1/12+++                                   108,769
         350,000  Psychiatric Solutions, Inc., 7.75%,
                  company guaranteed notes, due 7/15/15                 362,250
                                                                        579,788
Physician Practice Management - 0.5%
       1,025,000  US Oncology Holdings, Inc., 9.26375%,
                  senior notes, due 3/15/15+++                        1,025,000
       1,399,000  US Oncology, Inc., 10.75%, company
                  guaranteed notes, due 8/15/14                       1,545,895
                                                                      2,570,895
Pipelines - 7.8%
       1,025,000  ANR Pipeline Co., 8.875%, notes, due
                  3/15/10                                             1,096,503
         684,000  Dynegy Holdings, Inc., 9.875%, secured
                  notes, due 7/15/10 (144A)                             748,980
       1,025,000  Dynegy Holdings, Inc., 6.875%, senior
                  notes, due 4/1/11                                   1,032,688
       1,574,000  Dynegy Holdings, Inc., 10.125%, secured
                  notes, due 7/15/13 (144A)ss.                        1,776,653
         700,000  Dynegy Holdings, Inc., 7.125%,
                  debentures, due 5/15/18                               672,000
       4,171,000  El Paso Corp., 6.50%, debentures, due
                  6/1/08 (144A)ss.                                    4,181,427
       1,200,000  El Paso Corp., 7.625%, notes, due 9/1/08
                  (144A)ss.                                           1,233,000
       1,648,000  El Paso Corp., 6.375%, notes, due 2/1/09
                  (144A)ss. 1,639,760
         985,000  El Paso Corp., 7.00%, senior notes, due
                  5/15/11                                             1,001,006
       2,267,000  El Paso Corp., 9.6255, debentures, due
                  5/15/12 (144A)ss.                                   2,567,378
       1,994,000  El Paso Corp., 7.875%, notes, due 6/15/12           2,108,655
       2,417,000  El Paso Corp., 7.42%, notes, due 2/15/37
                  (144A)ss. 2,404,914
       1,026,000  El Paso Natural Gas Co., 7.625%, senior
                  notes, due 8/1/10                                   1,080,543
         684,000  Holly Energy Partners L.P., 6.25%,
                  company guaranteed notes, due 3/1/15                  660,060
         272,446  Magellan Midstream Holdings L.P., 6.50%,
                  bank loan, due 12/21/10+++                            275,001
       2,978,000  Northwest Pipeline Corp., 8.125%,
                  company guaranteed notes, due 3/1/10                3,167,847
       1,474,000  Southern Natural Gas Co., 8.875%,
                  unsubordinated notes, due 3/15/10                   1,576,825
       1,747,284  Targa Resources, Inc., 6.83%, bank loan,
                  due 10/5/07+++                                      1,749,468
         338,184  Targa Resources, Inc., 6.77688%, bank
                  loan, due 10/5/11+++                                  341,566
         958,188  Targa Resources, Inc., 6.65625%, bank
                  loan, due 10/5/12+++                                  968,172
          10,568  Targa Resources, Inc., 6.77688%, bank
                  loan, due 10/5/12+++                                   10,678
         436,821  Targa Resources, Inc., 6.9175%, bank
                  loan, due 10/5/12+++                                  441,373
       3,222,000  Transcontinental Gas Pipe Line Corp.,
                  7.00%, notes, due 8/15/11                           3,395,182
       1,795,000  TransMontaigne, Inc., 9.125%, senior
                  subordinated notes, due 6/1/10                      1,830,900
       1,023,000  Utilicorp Canada Finance Corp., 7.75%,
                  company guaranteed notes, due 6/15/11               1,051,133
         675,000  Williams Companies, Inc., 7.75%, notes,
                  due 6/15/31                                           732,375
                                                                     37,744,087
Private Corrections - 0.4%
       1,225,000  Corrections Corporation of America,
                  7.50%, senior notes, due 5/1/11                     1,263,281
         675,000  Corrections Corporation of America,
                  6.25%, company guaranteed notes, due
                  3/15/13                                               664,875
                                                                      1,928,156
Publishing - Newspapers - 0.4%
       1,725,000  Block Communications, Inc., 8.25%,
                  senior notes, due 12/15/15 (144A)                   1,709,906
Publishing - Periodicals - 2.7%
       1,175,000  CBD Media Holdings LLC, 9.25%, senior
                  notes, due 7/15/12                                  1,191,156
         675,000  CBD Media, Inc., 8.625%, company
                  guaranteed notes, due 6/1/11                          682,594
       3,847,000  Dex Media, Inc., 8.00%, notes, due
                  11/15/13                                            3,952,792
       1,598,000  Dex Media West Finance Co., 5.875%,
                  senior notes, due 11/15/11                          1,613,980
       5,375,000  Primedia, Inc., 8.875%, company
                  guaranteed notes, due 5/15/11                       5,025,624
         700,857  Primedia, Inc., 6.6475%, bank loan, due
                  9/30/13+++                                            693,190
                                                                     13,159,336
Racetracks - 0.4%
       2,098,000  Penn National Gaming, Inc., 6.75%,
                  senior subordinated notes, due 3/1/15               2,092,755
Recycling - 0.3%
       1,374,000  Aleris International, Inc., 10.375%,
                  secured notes, due 10/15/10                         1,511,400
REIT - Health Care - 0.6%
       1,924,000  Senior Housing Properties Trust, 8.625%,
                  senior notes, due 1/15/12                           2,111,589
         350,000  Ventas Realty L.P., 6.75%, company
                  guaranteed notes, due 6/1/10                          359,188
         350,000  Ventas Realty L.P., 7.125%, company
                  guaranteed notes, due 6/1/15                          366,188
                                                                      2,836,965
REIT - Hotels - 0.4%
       2,173,000  Host Marriott L.P., 6.375%, company
                  guaranteed notes, due 3/15/15                       2,145,838
Rental Auto/Equipment - 0.1%
         525,000  Hertz Corp., 8.875%, senior notes, due
                  1/1/14 (144A)                                         542,063
           1,000  United Rentals North America, Inc,
                  7.75%, senior subordinated notes, due
                  11/15/13                                                  990
                                                                        543,053
Retail - Automobile - 0.4%
       1,775,000  Asbury Automotive Group, Inc., 8.00%,
                  senior subordinated notes, due 3/15/14              1,739,500
Retail - Drug Store - 1.5%
       2,474,000  Jean Coutu Group, Inc., 7.625%, senior
                  notes, due 8/1/12                                   2,474,000
       3,348,000  Jean Coutu Group, Inc., 8.50%, senior
                  subordinated notes, due 8/1/14                      3,188,970
       1,724,000  Rite Aid Corp., 7.50%, company
                  guaranteed notes, due 1/15/15                       1,650,730
                                                                      7,313,700
Retail - Propane Distribution - 0.7%
         700,000  Amerigas Partners L.P., 7.25%, senior
                  unsecured notes, due 5/20/15                          701,750
       2,198,000  Ferrellgas Partners L.P., 8.75%, senior
                  notes, due 6/15/12                                  2,219,980
         699,000  Ferrellgas Partners L.P., 6.75%, senior
                  notes, due 5/1/14                                     672,788
                                                                      3,594,518
Retail - Regional Department Stores - 0.3%
         407,278  Neiman Marcus Group, Inc., 6.94688%,
                  bank loan, due 3/13/13+++                             411,351
       1,200,000  Neiman Marcus Group, Inc., 10.375%,
                  company guaranteed notes, due 10/15/15 (144A)       1,237,500
                                                                      1,648,851
Retail - Restaurants - 1.4%
       1,705,000  Domino's, Inc., 8.25%, senior
                  subordinated notes, due 7/1/11                      1,768,938
       1,500,000  Friendly Ice Cream Corp., 8.375%, senior
                  notes, due 6/15/12                                  1,353,750
       1,025,000  Landry's Restaurants, Inc., 7.50%,
                  company guaranteed notes, due 12/15/14                968,625
         675,000  Restaurant Co., 10.00%, senior notes,
                  due 10/1/13 (144A)                                    636,188
       1,979,000  VICORP Restaurants, Inc., 10.50%, senior
                  notes, due 4/15/11                                  1,855,312
                                                                      6,582,813

Rubber - Tires - 1.6%
       2,648,000  Goodyear Tire & Rubber Co., 8.50%,
                  notes, due 3/15/07                                  2,694,340
       2,725,000  Goodyear Tire & Rubber Co., 7.857%,
                  notes, due 8/15/11                                  2,656,875
       2,374,000  Goodyear Tire & Rubber Co., 9.00%,
                  senior notes, due 7/1/15                            2,374,000
                                                                      7,725,215
Satellite Telecommunications - 0.8%
         750,000  INTELSAT Bermuda, Ltd., 8.25%, senior
                  notes, due 1/15/13 (144A)                             748,125
       1,375,000  INTELSAT Bermuda, Ltd., 8.625%, senior
                  notes, due 1/15/15 (144A)                           1,378,437
         675,000  PanAmSat Corp., 9.00%, company
                  guaranteed notes, due 8/15/14                         709,594
         350,000  PanAmSat Holding Corp., 0%, senior
                  discount notes, due 11/1/14                           246,750
       1,025,000  Zeus Special Subsidiary, Ltd., 0%,
                  senior discount notes, due 2/1/15                     676,500
                                                                      3,759,406
Special Purpose Entity - 2.6%
         481,000  American Commercial Lines LLC, 9.50%,
                  company guaranteed notes, due 2/15/15                 520,081
          33,641  CCM Merger, Inc., 6.39%, bank loan, due
                  7/21/12+++                                             33,801
          13,456  CCM Merger, Inc., 6.45%, bank loan, due
                  7/21/12+++                                             13,520
         127,028  CCM Merger, Inc., 6.51938%, bank loan,
                  due 7/21/12+++                                        127,631
       1,575,000  CCM Merger, Inc., 8.00%, notes, due
                  8/1/13 (144A)                                       1,535,625
         800,000  Harvest Operations Corp., 7.875%, senior
                  notes, due 10/15/11                                   804,000
         350,000  Interactive Health LLC, 7.75%, senior
                  notes, due 4/1/11 (144A)+++,ss.                       273,000
       1,299,000  K&F Acquisition, Inc., 7.75%, company
                  guaranteed notes, due 11/15/14                      1,321,733
         325,000  Standard Aero Holdings, Inc., 8.25%,
                  company guaranteed notes, due 9/1/14                  264,875
       4,536,000  Targeted Return Index Securities,
                  7.651%, secured notes, due 6/15/15
                  (144A)+++                                           4,626,720
       2,923,000  Vanguard Health Holding Company II LLC,
                  9.00%, senior subordinated notes, due
                  10/1/14                                             3,083,765
                                                                     12,604,751
Specified Purpose Acquisition Company - 0.2%
       1,632,000  Marquee Holdings, Inc., 0%, senior
                  discount notes, due 8/15/14                           995,520
Steel - Producers - 0.3%
       1,049,000  AK Steel Corp., 7.75%, company
                  guaranteed notes, due 6/15/12                       1,022,775
         350,000  Chaparral Steel Co., 10.00%, company
                  guaranteed notes, due 7/15/13                         385,000
                                                                      1,407,775
Telecommunication Equipment - 0.9%
       1,648,000  Eschelon Operating Co., 8.375%, company
                  guaranteed notes, due 3/15/10                       1,532,640
       3,370,000  Lucent Technologies, Inc., 6.45%,
                  debentures, due 3/15/29                             2,830,800
                                                                      4,363,440
Telecommunication Services - 0.7%
       1,375,000  Time Warner Telecom, Inc., 10.125%,
                  senior notes, due 2/1/11                            1,443,750
       1,349,000  Time Warner Telecom Holdings, Inc.,
                  9.25%, company guaranteed notes, due
                  12/15/14                                            1,436,685
         675,000  US WEST Communications, Inc., 5.625%,
                  notes, due 11/15/08                                   664,875
                                                                      3,545,310
Telephone - Integrated - 3.4%
         350,000  Cincinnati Bell, Inc., 7.25%, company
                  guaranteed notes, due 7/15/13                         367,063
       1,025,000  Cincinnati Bell, Inc., 8.375%, senior
                  subordinated notes, due 1/15/14                     1,007,063
         675,000  Cincinnati Bell Telephone Co., 6.30%,
                  company guaranteed notes, due 12/1/28                 607,500
         513,000  Hawaiian Telcom Communications, Inc.,
                  9.75%, senior notes, due 5/1/13 (144A)                506,588
       1,399,000  Hawaiian Telcom Communications, Inc.,
                  12.50%, senior subordinated notes, due
                  5/1/15 (144A)                                       1,311,562
         675,000  Level 3 Financing, Inc., 10.75%, company
                  guaranteed notes, due 10/15/11                        634,500
         900,000  MCI, Inc., 6.908%, senior notes, due
                  5/1/07+++                                             909,000
         700,000  MCI, Inc., 7.688%, senior notes, due
                  5/1/09+++                                             721,875
       1,698,000  Qwest Communications International,
                  Inc., 7.50%, senior notes, due 2/15/14
                  (144A)                                              1,714,979
       5,191,000  Qwest Corp., 8.875%, notes, due
                  3/15/12+++                                          5,749,032
       2,947,000  Qwest Corp., 7.875%, senior notes, due
                  9/1/11                                              3,116,452
                                                                      6,645,614
Television - 0.2%
       1,049,000  Sinclair Broadcast Group, Inc., 8.00%,
                  company guaranteed notes, due 3/15/12               1,062,113
Textile - Products - 0.2%
         699,000  Invista, Inc., 9.25%, notes, due 5/1/12
                  (144A)                                                744,435
Theaters - 0.6%
         341,542  AMC Entertainment, Inc., 0%, bank loan,
                  due 1/5/13+++                                         344,360
       2,726,000  AMC Entertainment, Inc., 11.00%, company
                  guaranteed notes, due 2/1/16 (144A)                 2,726,000
                                                                      3,070,360

Transportation - Marine - 0.7%
         455,000  H-Lines Finance Holding Corp., 0%,
                  senior discount notes, due 4/1/13                     377,650
       1,463,000  Horizon Lines LLC, 9.00%, company
                  guaranteed notes, due 11/1/12                       1,545,294
       1,349,000  Ship Finance International, Ltd., 8.50%,
                  senior notes, due 12/15/13                          1,254,570
                                                                      3,177,514
Transportation - Railroad - 0.2%
         700,000  TFM S.A. de C.V., 9.375%, senior notes,
                  due 5/1/12                                            770,000
         350,000  TFM S.A. de C.V., 12.50%, senior notes,
                  due 6/15/12                                           397,250
                                                                      1,167,250
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $471,865,745)                           472,917,993
--------------------------------------------------------------------------------
Preferred Stock - 1.2%
Automotive - Cars and Light Trucks - 0.2%
          46,655  General Motors Corp. - Series A,
                  convertible, 4.50%                                  1,080,063
Containers - Metal and Glass - 0%
           2,925  Owens-Illinois, Inc., convertible, 4.75%              104,130
Independent Power Producer - 0.3%
           6,750  NRG Energy, Inc., 5.75%                             1,682,438
Non-Hazardous Waste Disposal - 0.6%
           9,650  Allied Waste Industries, Inc.,
                  convertible, 6.25%#                                 2,593,437
REIT - Hotels - 0.1%
          23,465  Strategic Hotel Capital, Inc., 8.50% (144A)           604,224
--------------------------------------------------------------------------------
Total Preferred Stock (cost $5,844,478)                               6,064,292
--------------------------------------------------------------------------------
Warrants - 0.1%
Casino Services - 0.1%
         166,722  Mikohn Gaming Corp. - expires 8/15/08 ^,oo
                  (cost $167)                                           688,562
--------------------------------------------------------------------------------
Other Securities - 0.2%
       1,071,000  State Street Navigator Securities Lending
                  Prime Portfolio + (cost $1,071,000)                 1,071,000
--------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
      $4,700,000  Bear Stearns & Company, Inc., 4.55%
                     dated 1/31/06, maturing 2/1/06
                     to be repurchased at $4,700,594
                     collateralized by $42,009,387
                     in U.S. Government Agencies
                     3.50% - 8.00%, 2/1/18 - 4/1/36
                     with a value of $4,794,006
                     (cost $4,700,000)                                4,700,000
--------------------------------------------------------------------------------
Total Investments (total cost $483,481,390) - 100%                 $485,441,847
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $     6,139,857                     1.3%
Canada                                      18,671,676                     3.8
Mexico                                       1,167,250                     0.2
Netherlands                                  1,217,130                     0.3
Singapore                                    1,001,938                     0.2
United States++                            457,243,996                    94.2
Total                                  $   485,441,847                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (93.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT              Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

^           Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of January 31, 2006)

                                                                    Value as a %
                                            Value      of Investment Securities
--------------------------------------------------------------------------------
Janus High-Yield Fund
Mikohn Gaming Corp. - expires 8/15/08      $688,562                        0.1%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                    Value as a %
                                                           Acquisition         Acquisition                         of Investment
                                                              Date                Cost                Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Allegheny Energy Supply Company LLC, 8.25%
    senior unsecured notes, due 4/15/12 (144A)          3/23/04-4/2/04          $ 1,530,955         $ 1,711,620         0.3%
Dynegy Holdings, Inc., 10.125%
    secured notes, due 7/15/13 (144A)                  8/4/04-11/10/05            1,789,474           1,776,653         0.4%
El Paso Corp., 6.50%
    debentures, due 6/1/08 (144A)                     12/21/04-11/10/05           4,179,873           4,181,427         0.9%
El Paso Corp., 7.625%
    notes, due 9/1/08 (144A)                               10/7/04                1,244,438           1,233,000         0.3%
El Paso Corp., 6.375%
    notes, due 2/1/09 (144A)                               11/2/04                1,637,700           1,639,760         0.3%
El Paso Corp., 9.6255%
    debentures, due 5/15/12 (144A)                    10/8/04-11/10/05            2,457,510           2,567,378         0.5%
El Paso Corp., 7.42%
    notes, due 2/15/37 (144A)                          1/6/05-11/10/05            2,188,255           2,404,914         0.5%
Hornbeck Offshore Services, Inc., 6.125%
    senior notes, due 12/1/14 (144A)                       9/29/05                  693,758             699,000         0.1%
Interactive Health LLC, 7.75%
    senior notes, due 4/1/11 (144A)                        3/19/04                  281,484             273,000         0.1%
Novelis, Inc., 7.25%
    senior notes, due 2/15/15 (144A)                   1/5/06-1/31/06             2,509,044           2,481,570         0.5%
Team Health, Inc., 11.25%
    senior subordinated notes, due 12/1/13 (144A)         11/17/05                1,055,000           1,091,925         0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $19,567,491         $20,060,247         4.1%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                            $    7,964,625
--------------------------------------------------------------------------------

Janus Institutional Cash Reserves Fund

Schedule of Investments (unaudited)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
Certificates of Deposit - 12.9%
$     20,000,000  Calyon, New York, 4.00%, 7/19/06                $  19,998,206
      19,000,000  Calyon, New York, 4.22%, 8/30/06                   18,997,666
      10,000,000  Natexis Banques Populaires, New York,
                  4.73%, 11/22/06                                    10,000,000
      20,000,000  Norinchunkin Bank, New York, 4.38%,
                  2/6/06                                             20,000,000
      20,000,000  Norinchunkin Bank, New York, 4.60%,
                  4/3/06                                             20,000,000
      25,000,000  Royal Bank of Scotland, New York,
                  4.175%, 9/22/06                                    25,000,776
      20,000,000  Societe Generale, New York, 3.80%,
                  6/14/06                                            20,000,000
      20,000,000  Standard Chartered Bank, New York,
                  3.71%, 4/5/06                                      20,000,000
      45,000,000  Swedbank, New York, 4.79%, 12/6/06                 45,000,001
      22,500,000  Toronto Dominion Bank, New York, 3.75%,
                  5/11/06                                            22,500,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (cost $221,496,649)                   221,496,649
--------------------------------------------------------------------------------
Commercial Paper - 20.6%
      20,492,000  Atlantic Asset Securitization Corp.,
                  4.42%, 2/10/06 (Section 4(2))                      20,469,356
      15,000,000  Atlantic Asset Securitization Corp.,
                  4.43%, 2/14/06 (Section 4(2))                      14,976,004
      39,400,000  Bavaria TRR Corp., 4.34%, 2/3/06
                  (Section 4(2))                                     39,390,422
      10,000,000  Bavaria TRR Corp., 4.57%, 2/14/06
                  (Section 4(2))                                      9,983,497
      24,500,000  BTM Capital Corp., 4.46%, 2/17/06
                  (Section 4(2))                                     24,451,436
      25,000,000  BTM Capital Corp., 4.55%, 3/29/06
                  (Section 4(2))                                     24,823,056
      14,000,000  Check Point Charlie, Inc., 4.23%, 2/1/06
                  (Section 4(2))                                     14,000,000
      19,400,000  Check Point Charlie, Inc., 4.34%, 2/3/06
                  (Section 4(2))                                     19,395,322
       7,500,000  Check Point Charlie Inc., 4.42%, 3/6/06
                  (Section 4(2))                                      7,469,613
      15,000,000  Klio Funding Corp., 4.44%, 2/17/06 (144A)          14,970,400
      22,625,000  La Fayette Asset Securitization LLC,
                  4.35%, 2/1/06 (Section 4(2))                       22,625,000
      11,000,000  La Fayette Asset Securitization LLC,
                  4.38%, 2/7/06 (Section 4(2))                       10,991,970
      10,702,000  La Fayette Asset Securitization LLC,
                  4.40%, 2/8/06 (Section 4(2))                       10,692,844
      14,500,000  Manhattan Asset Funding Company LLC,
                  4.21%, 2/1/06 (Section 4(2))                       14,500,000
      10,000,000  Manhattan Asset Funding Company LLC,
                  4.32%, 2/3/06 (Section 4(2))                        9,997,600
      15,000,000  Manhattan Asset Funding Company LLC,
                  4.38%, 2/9/06 (Section 4(2))                       14,985,400
       2,500,000  Medical Building Funding IV LLC, 4.62%,
                  2/13/06                                             2,496,150
      15,000,000  PB Finance (Delaware), Inc., 4.27%,
                  2/7/06                                             14,989,325
      11,000,000  PB Finance (Delaware), Inc., 4.39%,
                  2/13/06                                            10,983,903
       7,000,000  Rhineland Funding Capital Corp., 4.25%,
                  2/2/06 (Section 4(2))                               6,999,174
      12,000,000  Rhineland Funding Capital Corp., 4.28%,
                  2/3/06 (Section 4(2))                              11,997,120
      15,000,000  Rhineland Funding Capital Corp., 4.42%,
                  3/2/06 (Section 4(2))                              14,946,592
      16,900,000  Rhineland Funding Capital Corp., 4.46%,
                  3/6/06 (Section 4(2))                              16,830,907
--------------------------------------------------------------------------------
Total Commercial Paper (cost $352,965,091)                          352,965,091
--------------------------------------------------------------------------------
Floating Rate Notes - 22.2%
      25,000,000  Ares VII CLO, Ltd., Class A-1A, 4.35%,
                  5/8/15 (144A)ss.                                   25,000,000
      51,000,000  Bank of America Securities LLC (same day
                  put), 4.58%, 2/1/06                                51,000,000
      10,000,000  Descartes Funding Trust, 4.47%, 11/15/06
                  (Section 4(2))ss.                                  10,000,000
      35,000,000  EMC Mortgage Corp. (same day put),
                  4.62%, 5/8/06                                      35,000,000
      30,000,000  Harrier Finance Funding LLC, 4.43%,
                  12/15/06 (144A)ss.                                 29,989,602
      10,000,000  HSH Nordbank A.G., New York, 4.51%,
                  6/23/15 (144A)                                     10,000,000
      45,000,000  Lehman Brothers, Inc. (90 day put),
                  4.65%, 3/6/06 ^                                    45,000,000
      51,000,000  Merrill Lynch & Company, Inc. (seven day
                  put), 4.65%, 2/1/06                                51,000,001
      10,000,000  Natexis Banques Populaires, New York,
                  4.45%, 10/16/06 (144A)ss.                           9,998,408
      15,000,000  Oakhill Secured Funding II, Series A-A,
                  5.30%, 10/16/06 (144A)ss.                          15,043,452
       8,259,556  Park Place Securities Trust, 2004-MM1
                  AM3, 4.57%, 2/25/35 (144A)ss.                       8,259,556
      20,000,000  Putnam Structured Product Funding 2003-1
                  LLC, Class A-15, 4.49%, 10/15/38 (144A)            20,000,000
      30,000,000  Union Hamilton Special, 4.50%, 6/21/06
                  (144A)                                             30,000,000
      40,000,000  Westdeutsche Landesbank A.G., New York,
                  4.4514%, 4/4/06 (144A)                             40,000,000
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $380,291,019)                       380,291,019
--------------------------------------------------------------------------------
Repurchase Agreements - 27.0%
      16,300,000  Bear Stearns & Company, Inc., 4.55%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $16,302,060
                    collateralized by $145,692,131 in U.S.
                    Government Agencies 3.50% - 8.00%,
                    2/1/18 - 4/1/36 with a value of
                    $16,626,020                                      16,300,000
      51,000,000  Citigroup Global Markets, Inc., 4.67%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,006,616
                    collateralized by $61,510,956 in
                    Credit Enhanced Mortgage Loans 0.001%,
                    6/1/28 - 1/6/36 with a value of
                    $61,480,416                                      51,000,000
      51,000,000  Credit Suisse First Boston LLC, 4.60%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,006,517
                    collateralized by $267,336,423 in
                    Collateralized Mortgage Obligations
                    0.08% - 12.50%, 5/15/14 - 1/25/40 with
                    a value of $52,098,534                           51,000,000
      51,000,000  Deutsche Bank Securities, Inc., 4.61%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,006,531
                    collateralized by $70,180,785 in
                    Collateralized Mortgage Obligations
                    4.67% - 4.805%, 11/15/17 - 11/20/34
                    with a value of $52,020,000                      51,000,000
      25,000,000  Dresdner Kleinwort Wasserstein
                    Securities LLC, 4.55% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $25,003,160 collateralized by
                    $23,185,000 in Collateralized Mortgage
                    Obligations; 4.93%, 4/15/42 $2,850,000
                    in Medium Term Notes 0% - 4.59125%,
                    2/27/06 - 6/15/09; with respective
                    values of $22,697,376 and $2,803,300             25,000,000
      48,300,000  Fortis Bank N.V., 4.49% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $48,306,024 collateralized by
                    $57,644,800 in U.S. Government
                    Agencies 4.648% - 4.872%, 8/25/33 -
                    10/25/35 with a value of $49,266,000             48,300,000
      36,000,000  Goldman Sachs & Co., 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $36,004,570
                    collateralized by $37,989,950 in
                    Commercial Paper 4.6%, 2/21/06 with a
                    value of $37,800,000                             36,000,000
      51,000,000  IXIS Financial Products, Inc., 4.60%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,006,517
                    collateralized by $52,428,939 in
                    Collateralized Mortgage Obligations 0%
                    - 4.72%, 10/25/35 with a value of
                    $52,026,647                                      51,000,000
      51,000,000  J.P. Morgan Securities, Inc., 4.61%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,006,531
                    collateralized by $50,622,000 in
                    Corporate Notes 5.375% - 7.875%,
                    10/15/07 - 3/1/33 with a value of
                    $53,550,174                                      51,000,000
      10,000,000  Royal Bank of Canada, 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $10,001,269
                    collateralized by $10,247,924 in
                    Commercial Paper 0%, 3/9/06 with a
                    value of $10,200,001                             10,000,000
      36,000,000  Royal Bank of Canada, 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $36,004,570
                    collateralized by $36,794,146 in
                    Commercial Paper 0%, 2/16/06 with a
                    value of $36,720,001                             36,000,000
      36,000,000  Wachovia Capital Markets LLC, 4.57%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $36,004,570
                    collateralized by $39,184,910 in
                    Collateralized Mortgage Obligations
                    4.26% - 5.67%, 1/15/18 - 7/15/42 with
                    a value of $37,214,313                           36,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $462,600,000)                     462,600,000
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.8%
      10,000,000  K2 (USA) LLC, 4.645%, 10/30/06 (144A)              10,000,000
      20,000,000  K2 (USA) LLC, 4.835%, 1/23/07 (144A)               20,000,000
--------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $30,000,000)                  30,000,000
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 15.5%
       1,780,000  A.E. Realty LLC, Series 2003, 4.54%,
                  10/1/23                                             1,780,000
       8,400,000  American Health Centers, Inc., Series
                  2001, 4.64%, 3/1/19                                 8,400,000
      16,525,000  Brooklyn Tabernacle, 4.59%, 4/1/24                 16,525,000
       3,820,300  Campus Research Corp., 4.72%, 6/1/13                3,820,300
       2,200,000  Capel, Inc., 4.58%, 9/1/09                          2,200,000
       4,350,000  Colorado Housing Facilities Revenue,
                  (Tenderfoot Seasonal Housing LLC),
                  Series A 4.59%, 7/1/35                              4,350,000
       6,000,000  Colorado Natural Gas, Inc., Series 2002,
                  4.54%, 7/1/32                                       6,000,000
       3,275,000  Cornerstone Funding Corp. I, Series
                  2003B, 4.58%, 2/26/23                               3,275,000
      13,131,000  Cornerstone Funding Corp. I, Series
                  2003J, 4.58%, 1/1/29                               13,131,000
       9,788,000  Cornerstone Funding Corp. I, Series
                  2004D, 4.68%, 1/1/25                                9,788,000
       5,520,000  Courtesy Realty LLC, Series 2002, 4.64%,
                  12/1/17                                             5,520,000
       7,935,000  Crozer-Keystone Health Systems, 4.62%,
                  12/15/21                                            7,935,000
       8,000,000  Eagle County, Colorado Housing Facility
                  Revenue, (BC Housing LLC Project),
                  Series A 4.59%, 5/1/39                              8,000,000
       9,100,000  Eagle County, Colorado Housing Facility
                  Revenue, (BC Housing LLC Project),
                  Series A 4.54% 6/1/27                               9,100,000
      10,390,000  Edison Chouest Offshore LLC, 4.64%,
                  2/1/14                                             10,390,000
       5,725,000  Fairfield Christian Church, 4.70%, 4/1/22           5,725,000
       4,935,000  H.C. Equities LP, 4.54%, 12/1/23                    4,935,000
       4,050,000  J.D. Parks and Lissa Parks, Series 2002,
                  4.64%, 6/1/22                                       4,050,000
       7,500,000  Jasper, Morgan, Newton and Walton
                  Counties, Georgia Joint Development
                  Authority Revenue, (Industrial Park
                  Project), 4.47%, 12/1/20                            7,500,000
      14,170,000  Louisiana Local Government Authority
                  (Environmental Facilities Community
                  Development Center), 4.64%, 3/1/11                 14,170,000
       4,500,000  Lowell Family LLC, 4.58%, 4/1/30                    4,500,000
       8,785,000  Luxor Management Company, 4.64%, 4/1/18             8,785,000
       7,310,000  McElroy Metal Mill, Inc., Series 2003,
                  4.64%, 7/1/18                                       7,310,000
      10,195,000  Mississippi Business Finance Corp.,
                  4.64%, 12/1/22                                     10,195,000
       5,325,000  Montgomery, Alabama Downtown
                  Redevelopment Authority Capital
                  Improvement Revenue, 4.58%, 11/1/18                 5,325,000
       4,400,000  Montgomery, Alabama Industrial
                     Development Board of Revenue, (Jenkins
                  Brick Co.) Series A, 4.64%, 9/1/14                  4,400,000
       4,590,000  Ohio Health Care Facility Revenue Bonds,
                  (United Church Homes, Inc. Project),
                  Series 2002, 4.62%, 9/1/27                          4,590,000
       7,820,000  Orthopedic Institute of Ohio, 4.70%,
                  12/1/11                                             7,820,000
       3,305,000  Public Building Authority of Irondale,
                  AL, 4.52%, 10/2/35                                  3,305,000
      13,300,000  Russell Lands, Inc., Series 2002, 4.64%,
                  8/1/12                                             13,300,000
      10,200,000  Safe Mini Storage Development LLC,
                  Series 2002, 4.56%, 10/1/17                        10,200,000
       5,900,000  Stone-Lee Partners LLC, 4.58%, 3/1/21               5,900,000
       6,300,000  Tennessee Aluminum Processors, Inc.,
                  4.58%, 5/1/14                                       6,300,000
       4,032,000  TOG Properties LLC, 4.64%, 9/1/18                   4,032,000
      13,000,000  Village Green Finance Co., 4.53%, 11/1/22          13,000,000
       9,545,000  West Park Apartments and Cedar Pines
                  Apartments, Series 2002, 4.56%, 9/1/22              9,545,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $265,101,300)        265,101,300
--------------------------------------------------------------------------------
Total Investments (total cost $1,712,454,059) - 100%             $1,712,454,059
================================================================================

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

^           Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                                  Acquisition         Acquisition                          Value as a % of
                                                     Date                Cost             Value         Investment Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Ares VII CLO, Ltd., Class A-1A
    4.35%, 5/8/15 (144A)                            4/23/03            $25,000,000       $25,000,000                     1.5%
Descartes Funding Trust
    4.47%, 11/15/06 (Section 4(2))                  11/14/05           $10,000,000        10,000,000                     0.6%
Harrier Finance Funding LLC
    4.43%, 12/15/06 (144A)                          12/20/05            29,988,192        29,989,602                     1.7%
Natexis Banques Populaires, New York
    4.45%, 10/16/06 (144A)                          9/20/05              9,997,596         9,998,408                     0.6%
Oakhill Secured Funding II, Series A-A
    5.30%, 10/16/06 (144A)                          11/1/05             15,058,500        15,043,452                     0.9%
Park Place Securities Trust, 2004-MM1 AM3
    4.57%, 2/25/35 (144A)                           11/23/05             9,789,265         8,259,556                     0.5%
-------------------------------------------------------------------------------------------------------------------------------
                                                                       $99,833,553       $98,291,018                     5.8%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Mercury Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 94.8%
Advertising Sales - 0.8%
         717,945  Lamar Advertising Co.*,#                       $   32,968,034
Aerospace and Defense - 1.5%
         500,000  Boeing Co.                                         34,155,000
         456,475  Lockheed Martin Corp.                              30,880,534
                                                                     65,035,534
Agricultural Chemicals - 0.9%
          62,755  Potash Corporation of Saskatchewan, Inc.
                  (U.S. Shares)                                       5,647,322
         244,497  Syngenta A.G.*,**                                  31,077,291
                                                                     36,724,613
Agricultural Operations - 0.3%
         473,375  Delta and Pine Land Co.#                           11,143,248
Apparel Manufacturers - 0.4%
         500,000  Coach, Inc.*                                       17,975,000
Applications Software - 3.2%
       4,773,975  Microsoft Corp.                                   134,387,396
Athletic Footwear - 0.8%
         414,650  NIKE, Inc. - Class B                               33,565,918
Audio and Video Products - 0.7%
         279,485  Harman International Industries, Inc.#             30,743,350
Automotive - Cars and Light Trucks - 1.1%
       1,012,369  BMW A.G.**,#                                       45,812,114
Broadcast Services and Programming - 0.8%
         755,835  Liberty Global, Inc. - Class A*                    16,174,869
         802,495  Liberty Global, Inc. - Class C*                    16,226,449
         289,247  Liberty Media Corp. - Class A*                      2,418,105
                                                                     34,819,423
Building - Residential and Commercial - 1.2%
         117,000  Lennar Corp.                                        7,319,520
       1,100,000  Pulte Homes, Inc.                                  43,890,000
                                                                     51,209,520
Casino Hotels - 0.4%
         220,435  Harrah's Entertainment, Inc.                       16,224,016
Cellular Telecommunications - 0.8%
       1,223,240  Nextel Partners, Inc. - Class A*,#                 34,238,488
Commercial Banks - 0.1%
         100,000  Commerce Bancorp, Inc.                              3,344,000
Commercial Services - Finance - 0.7%
         837,280  Paychex, Inc.                                      30,435,128
Computer Services - 0.1%
         200,000  Ceridian Corp.*                                     4,936,000
Computers - 2.9%
         385,150  Apple Computer, Inc.*                              29,082,677
       2,281,990  Hewlett-Packard Co.                                71,152,448
         350,000  Research In Motion, Ltd. (U.S. Shares)*            23,625,000
                                                                    123,860,125
Containers - Metal and Glass - 0.7%
         200,000  Ball Corp.                                          8,100,000
         900,000  Owens-Illinois, Inc.*                              19,791,000
                                                                     27,891,000
Cosmetics and Toiletries - 3.6%
         837,585  Colgate-Palmolive Co.                              45,975,041
       1,766,425  Procter & Gamble Co.                              104,625,352
                                                                    150,600,393
Data Processing and Management - 0.8%
         770,940  Automatic Data Processing, Inc.                    33,875,104
Dental Supplies and Equipment - 0.1%
         125,000  Patterson Companies, Inc.*                          4,316,250
Diversified Operations - 4.7%
       4,380,430  General Electric Co.                              143,459,082
         256,479  Louis Vuitton Moet Hennessy S.A.**,#               23,140,892
       1,628,127  Smiths Group PLC                                   28,732,846
                                                                    195,332,820
E-Commerce/Services - 1.4%
         624,465  Expedia, Inc.*                                     16,248,579
       1,453,340  IAC/InterActiveCorp*                               42,175,927
                                                                     58,424,506
Electronic Components - Semiconductors - 5.4%
       1,728,015  Advanced Micro Devices, Inc.*                      72,334,708
         127,236  Samsung Electronics Company, Ltd.**                97,604,976
       1,793,900  Texas Instruments, Inc.                            52,435,697
                                                                    222,375,381
Electronic Forms - 0.8%
         838,300  Adobe Systems, Inc.*                               33,297,276
Enterprise Software/Services - 1.3%
       3,510,697  Oracle Corp.*                                      44,129,461
          57,455  SAP A.G.**                                         11,764,123
                                                                     55,893,584
Entertainment Software - 0.8%
         612,449  Electronic Arts, Inc.*                             33,427,466
Finance - Credit Card - 1.1%
         881,360  American Express Co.                               46,227,332
Finance - Investment Bankers/Brokers - 3.6%
         750,023  Citigroup, Inc.                                    34,936,071
         249,795  Goldman Sachs Group, Inc.                          35,283,544
       1,475,190  JP Morgan Chase & Co.                              58,638,802
         295,770  Merrill Lynch & Company, Inc.                      22,203,454
                                                                    151,061,871
Finance - Mortgage Loan Banker - 1.0%
         723,455  Fannie Mae                                         41,916,983
Finance - Other Services - 0%
           1,978  Chicago Mercantile Exchange Holdings,
                  Inc.#                                                 837,189
Food - Dairy Products - 1.0%
       1,160,770  Dean Foods Co.*,#                                  44,028,006
Food - Retail - 1.4%
         779,570  Whole Foods Market, Inc.                           57,586,836
Food - Wholesale/Distribution - 0.5%
         722,205  Sysco Corp.                                        22,157,249
Hotels and Motels - 1.3%
         188,755  Four Seasons Hotels, Inc.                          10,876,063
         749,310  Starwood Hotels & Resorts Worldwide, Inc.          45,565,541
                                                                     56,441,604
Insurance Brokers - 0.4%
         484,370  Willis Group Holdings, Ltd.                        16,812,483
Internet Security - 0.5%
         969,535  Check Point Software Technologies, Ltd.
                  (U.S. Shares)*,#                                   20,980,737
Medical - Biomedical and Genetic - 2.6%
         963,115  Celgene Corp.*                                     68,525,633
         497,257  Genentech, Inc.*                                   42,724,321
                                                                    111,249,954
Medical - Drugs - 3.8%
         272,220  Abbott Laboratories                                11,746,293
          45,040  Eli Lilly and Co.                                   2,550,165
       1,340,245  Merck & Company, Inc.                              46,238,453
         620,499  Roche Holding A.G.**                               98,041,220
                                                                    158,576,131
Medical - Generic Drugs - 1.0%
       1,035,819  Teva Pharmaceutical Industries, Ltd.
                  (ADR)                                              44,156,964
Medical - HMO - 5.6%
         619,390  Aetna, Inc.                                        59,956,952
       1,573,352  Coventry Health Care, Inc.*                        93,724,578
       1,305,260  UnitedHealth Group, Inc.                           77,558,549
                                                                    231,240,079
Medical - Nursing Homes - 1.1%
       1,157,205  Manor Care, Inc.#                                  45,246,716
Medical Products - 0.4%
         250,000  Varian Medical Systems, Inc.*                      15,052,500
Motorcycle and Motor Scooter Manufacturing - 0.5%
         428,400  Harley-Davidson, Inc.#                             22,932,252
Multi-Line Insurance - 0.6%
         416,120  American International Group, Inc.                 27,239,215
Networking Products - 1.5%
       3,411,625  Cisco Systems, Inc.*                               63,353,876
          59,490  Juniper Networks, Inc.*                             1,078,554
                                                                     64,432,430
Oil - Field Services - 2.4%
       1,136,550  BJ Services Co.                                    46,018,909
         440,965  Halliburton Co.                                    35,078,766
         400,000  Smith International, Inc.                          18,000,000
                                                                     99,097,675
Oil and Gas Drilling - 0.2%
         100,000  Transocean, Inc.*                                   8,115,000
Oil Companies - Exploration and Production - 1.8%
         533,525  Apache Corp.                                       40,297,143
         695,170  EnCana Corp. (U.S. Shares)                         34,661,176
                                                                     74,958,319
Oil Companies - Integrated - 4.5%
         241,850  Amerada Hess Corp.                                 37,438,380
         807,050  BP PLC (ADR)                                       58,357,786
       1,163,620  Exxon Mobil Corp.                                  73,017,155
         201,455  Occidental Petroleum Corp.                         19,684,168
                                                                    188,497,489
Pharmacy Services - 1.5%
       1,303,745  Caremark Rx, Inc.*                                 64,274,629
Printing - Commercial - 0.6%
         840,065  R.R. Donnelley & Sons Co.                          27,386,119
Real Estate Operating/Development - 0.4%
         296,540  St. Joe Co.                                        18,815,463
Recreational Vehicles - 0.4%
         290,785  Polaris Industries, Inc.                           15,862,322
Reinsurance - 1.0%
          14,850  Berkshire Hathaway, Inc. - Class B*,#              43,540,200
Retail - Apparel and Shoe - 0.2%
         200,000  Nordstrom, Inc.                                     8,344,000
Retail - Building Products - 1.2%
         770,440  Lowe's Companies, Inc.                             48,961,462
Retail - Consumer Electronics - 0.7%
         593,112  Best Buy Company, Inc.#                            30,047,054
Retail - Office Supplies - 1.3%
       2,379,092  Staples, Inc.                                      56,408,271
Retail - Regional Department Stores - 0.6%
         344,330  Federated Department Stores, Inc.                  22,942,708
         100,000  Kohl's Corp.*                                       4,439,000
                                                                     27,381,708
Savings/Loan/Thrifts - 0%
         122,597  NewAlliance Bancshares, Inc.#                       1,785,012
Semiconductor Components/Integrated Circuits - 1.1%
       1,128,150  Maxim Integrated Products, Inc.                    46,299,276
Semiconductor Equipment - 0.8%
         679,480  KLA-Tencor Corp.                                   35,319,370
Telecommunication Equipment - Fiber Optics - 1.0%
       1,780,950  Corning, Inc.*                                     43,366,133
Telecommunication Services - 0.1%
         100,000  Amdocs, Ltd. (U.S. Shares)*                         3,220,000
Television - 0%
          43,182  Univision Communications, Inc. - Class
                  A*,#                                                1,374,915
Therapeutics - 0.5%
         375,920  Neurocrine Biosciences, Inc.*                      22,844,658
Toys - 0.4%
       1,075,817  Marvel Entertainment, Inc.*,#                      17,912,353
Transportation - Railroad - 2.0%
         317,705  Canadian National Railway Co. (U.S.
                  Shares)                                            28,717,355
         611,197  Union Pacific Corp.                                54,066,487
                                                                     82,783,842
Transportation - Services - 3.1%
         189,980  C.H. Robinson Worldwide, Inc.                       7,686,591
         643,280  FedEx Corp.#                                       65,067,772
         750,000  United Parcel Service, Inc. - Class B              56,182,500
                                                                    128,936,863
Web Portals/Internet Service Providers - 3.9%
         104,315  Google, Inc. - Class A*                            45,194,474
       3,531,525  Yahoo!, Inc.*                                     121,272,568
                                                                    166,467,042
Wireless Equipment - 0.9%
         150,000  Crown Castle International Corp.*                   4,744,500
       1,517,320  Motorola, Inc.                                     34,458,337
                                                                     39,202,837
--------------------------------------------------------------------------------
Total Common Stock (cost $3,058,468,978)                          4,002,234,230
--------------------------------------------------------------------------------
Preferred Stock - 0.4%
U.S. Government Agency - 0.4%
         286,800  Fannie Mae, 7.00% (cost $14,340,000)               15,648,525
--------------------------------------------------------------------------------
Other Securities - 2.4%
      99,507,764  State Street Navigator Securities
                  Lending Prime Portfolio+
                  (cost $99,507,764)                                 99,507,764
--------------------------------------------------------------------------------
Time Deposit - 2.4%
$     99,100,000  PNC Bank N.A., ETD
                   4.44%, 2/1/06 (cost $99,100,000)                  99,100,000
--------------------------------------------------------------------------------
Total Investments (total cost $3,271,416,742) - 100%             $4,216,490,519
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    16,812,483                     0.4%
Canada                                     103,526,916                     2.5%
Cayman Islands                               8,115,000                     0.2%
France                                      23,140,892                     0.5%
Germany                                     57,576,237                     1.4%
Israel                                      65,137,701                     1.5%
South Korea                                 97,604,976                     2.3%
Switzerland                                129,118,511                     3.1%
United Kingdom                              90,310,632                     2.1%
United States++                          3,625,147,171                    86.0%
Total                                  $ 4,216,490,519                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (81.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at January 31, 2006

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
Euro  2/9/06                      6,080,000     $   7,391,598     $     283,977
Euro  2/23/06                    15,300,000        18,614,083           479,246
Euro  5/11/06                     4,500,000         5,499,034          (145,834)
Euro  6/28/06                     8,100,000         9,925,789            98,447
South Korean Won  2/23/06     1,300,000,000         1,349,086           (97,281)
South Korean Won  5/11/06     29,350,000,000       30,503,014        (2,281,860)
Swiss Franc  2/23/06             30,725,000        24,090,506           788,036
Swiss Franc  6/28/06             56,100,000        44,546,570           506,434
Total                                           $ 141,919,680     $    (368,835)
                                                =============     =============
Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.


*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.


Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mercury Fund                                                 258,069,469
--------------------------------------------------------------------------------

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 79.7%
Advertising Agencies - 0.6%
         450,000  Omnicom Group, Inc.                            $   36,805,500
Apparel Manufacturers - 0.5%
       1,000,000  Jones Apparel Group, Inc.#                         31,280,000
Automotive - Truck Parts and Equipment - Original - 0.7%
         550,000  Magna International, Inc. - Class A
                  (U.S. Shares)#                                     40,700,000
Beverages - Wine and Spirits - 0.4%
         350,000  Brown-Forman Corp. - Class B#                      24,822,000
Brewery - 0.5%
         500,000  Molson Coors Brewing Co. - Class B#                31,250,000
Broadcast Services and Programming - 0.5%
       4,000,000  Liberty Media Corp. - Class A*,#                   33,440,000
Building - Residential and Commercial - 0.3%
         400,000  Pulte Homes, Inc.                                  15,960,000
Chemicals - Diversified - 0.3%
         400,000  Dow Chemical Co.                                   16,920,000
Chemicals - Specialty - 1.1%
       1,500,000  Lubrizol Corp.#                                    68,610,000
Coal - 0.6%
         450,000  Arch Coal, Inc.#                                   39,024,000
Commercial Banks - 2.5%
         800,000  Compass Bancshares, Inc.#                          38,976,000
         450,000  HSBC Holdings PLC#                                 37,431,000
       2,200,000  Synovus Financial Corp.#                           60,874,000
         700,000  Valley National Bancorp#                           16,394,000
                                                                    153,675,000
Commercial Services - 0.4%
       1,980,000  ServiceMaster Co.#                                 25,621,200
Commercial Services - Finance - 0.5%
       1,400,000  H&R Block, Inc.#                                   34,244,000
Computers - Integrated Systems - 0.7%
       1,100,000  Diebold, Inc.#                                     43,021,000
Containers - Metal and Glass - 0.7%
       1,150,000  Ball Corp.                                         46,575,000
Cosmetics and Toiletries - 1.4%
         700,000  Alberto-Culver Co.#                                31,010,000
       1,200,000  Avon Products, Inc.                                33,984,000
         550,000  Estee Lauder Companies, Inc. - Class A#            20,058,500
                                                                     85,052,500
Data Processing and Management - 0.9%
         750,000  First Data Corp.                                   33,825,000
         500,000  Fiserv, Inc.*                                      21,990,000
                                                                     55,815,000
Diagnostic Equipment - 0.3%
         650,000  Cytyc Corp.*,#                                     19,565,000
Distribution/Wholesale - 1.7%
         350,000  Genuine Parts Co.#                                 14,885,500
       1,450,000  Tech Data Corp.*                                   59,783,500
         450,000  W.W. Grainger, Inc.                                31,918,500
                                                                    106,587,500
Diversified Operations - 1.1%
         850,000  Dover Corp.#                                       39,040,500
       1,100,000  Tyco International, Ltd. (U.S. Shares)#            28,655,000
                                                                     67,695,500
Diversified Operations - Commercial Services - 0.4%
       1,600,000  Cendant Corp.#                                     26,784,000
Electric - Integrated - 1.1%
       2,700,000  DPL, Inc.#                                         69,228,000
Electric Products - Miscellaneous - 0.3%
         250,000  Emerson Electric Co.#                              19,362,500
Electronic Components - Miscellaneous - 0.7%
       2,450,000  Flextronics International, Ltd. (U.S.
                  Shares)#                                           25,627,000
       1,100,000  Vishay Intertechnology, Inc.*,#                    17,413,000
                                                                     43,040,000
Electronic Components - Semiconductors - 1.3%
       1,600,000  QLogic Corp.*,#                                    63,472,000
         600,000  Xilinx, Inc.#                                      16,896,000
                                                                     80,368,000
Engineering - Research and Development Services - 0.1%
         100,000  Jacobs Engineering Group, Inc.*,#                   8,337,000
Fiduciary Banks - 1.5%
       1,150,000  Bank of New York Company, Inc.#                    36,581,500
       1,700,000  Mellon Financial Corp.#                            59,959,000
                                                                     96,540,500
Finance - Commercial - 0.5%
         600,000  CIT Group, Inc.                                    32,004,000
Food - Confectionary - 0.7%
         950,000  J.M. Smucker Co.#                                  41,325,000
Food - Diversified - 0.8%
       1,000,000  Corn Products International, Inc.#                 27,270,000
         600,000  H.J. Heinz Co.                                     20,364,000
                                                                     47,634,000
Food - Wholesale/Distribution - 0.3%
         650,000  Supervalu, Inc.#                                   20,754,500
Forestry - 0.6%
       1,000,000  Plum Creek Timber Company, Inc.#                   36,940,000
Hotels and Motels - 1.2%
         500,000  Fairmont Hotels & Resorts, Inc. (U.S. Shares)#     22,095,000
       2,050,000  Hilton Hotels Corp.                                51,106,500
                                                                     73,201,500
Human Resources - 0.9%
         900,000  Hewitt Associates, Inc. - Class A*                 24,030,000
         600,000  Manpower, Inc.#                                    32,298,000
                                                                     56,328,000
Industrial Gases - 0.6%
         600,000  Air Products and Chemicals, Inc.#                  37,014,000
Instruments - Scientific - 1.1%
         500,000  Fisher Scientific International, Inc.*,#           33,435,000
         800,000  Waters Corp.*,#                                    33,560,000
                                                                     66,995,000
Insurance Brokers - 0.5%
       1,150,000  Arthur J. Gallagher & Co.#                         33,534,000
Internet Infrastructure Equipment - 0.7%
       1,300,000  Avocent Corp.*,#                                   43,251,000
Internet Security - 1.0%
       1,750,000  Check Point Software Technologies, Ltd.
                  (U.S. Shares)*,#                                   37,870,000
       1,200,000  Symantec Corp.*                                    22,056,000
                                                                     59,926,000
Investment Management and Advisory Services - 3.5%
       2,450,000  Alliance Capital Management Holding
                  L.P.*,#                                           148,078,000
         700,000  Federated Investors, Inc. - Class B#               27,027,000
       2,100,000  Waddell & Reed Financial, Inc. - Class A#          46,788,000
                                                                    221,893,000
Machinery - Farm - 0.6%
         550,000  Deere & Co.                                        39,468,000
Medical - Biomedical and Genetic - 0.1%
         100,000  Millipore Corp.*                                    6,878,000
Medical - Drugs - 0.2%
         450,000  Endo Pharmaceuticals Holdings, Inc.*,#             12,915,000
Medical - Generic Drugs - 0.6%
       2,350,000  Perrigo Co.#                                       36,683,500
Medical - Hospitals - 0.8%
       1,050,000  Health Management Associates, Inc. - Class A#      22,071,000
         900,000  LifePoint Hospitals, Inc.*,#                       27,765,000
                                                                      49,836,000
Medical - Nursing Homes - 0.9%
       1,450,000  Manor Care, Inc.#                                  56,695,000
Medical Instruments - 0.8%
         550,000  Beckman Coulter, Inc.                              32,752,500
         850,000  Boston Scientific Corp.*                           18,589,500
                                                                     51,342,000
Medical Labs and Testing Services - 1.1%
       1,150,000  Laboratory Corporation of America Holdings*,#      67,447,500
Medical Products - 1.4%
         900,000  Biomet, Inc.#                                      34,029,000
         450,000  Cooper Companies, Inc.#                            24,943,500
         550,000  Henry Schein, Inc.*,#                              25,652,000
                                                                     84,624,500
Medical Sterilization Products - 0.3%
         779,200  Steris Corp.#                                      21,038,400
Multi-Line Insurance - 1.6%
       4,750,000  Old Republic International Corp.                  101,887,500
Multimedia - 0.6%
         700,000  McGraw-Hill Companies, Inc.                        35,728,000
Networking Products - 0.8%
         900,000  Foundry Networks, Inc.*,#                          13,527,000
       1,900,000  Juniper Networks, Inc.*                            34,447,000
                                                                     47,974,000
Non-Hazardous Waste Disposal - 1.4%
         850,000  Republic Services, Inc.#                           32,172,500
       1,850,000  Waste Management, Inc.                             58,423,000
                                                                     90,595,500
Office Automation and Equipment - 1.2%
         800,000  Pitney Bowes, Inc.                                 34,192,000
       2,800,000  Xerox Corp.*,#                                     40,068,000
                                                                     74,260,000
Oil - Field Services - 0.3%
         400,000  BJ Services Co.                                    16,196,000
Oil Companies - Exploration and Production - 7.4%
         700,000  Anadarko Petroleum Corp.#                          75,474,000
         800,000  Cimarex Energy Co.#                                36,448,000
       1,000,000  Forest Oil Corp.*,#                                51,500,000
         500,000  Houston Exploration Co.*,#                         31,045,000
         800,000  Murphy Oil Corp.#                                  45,600,000
       1,450,000  Newfield Exploration Co.*                          75,980,000
       1,650,000  Noble Energy, Inc.                                 76,362,000
         550,000  St. Mary Land & Exploration Co.#                   24,002,000
       1,100,000  Stone Energy Corp.*,#                              55,011,000
                                                                    471,422,000
Oil Companies - Integrated - 0.7%
         550,000  Marathon Oil Corp.#                                42,278,500
Paper and Related Products - 2.5%
         950,000  Potlatch Corp.#                                    48,668,500
       1,075,000  Rayonier, Inc.#                                    45,956,250
       2,400,000  Smurfit-Stone Container Corp.*,#                   30,696,000
         600,000  Temple-Inland, Inc.#                               28,140,000
                                                                    153,460,750
Pharmacy Services - 0.3%
         400,000  Omnicare, Inc.#                                    19,880,000
Pipelines - 0.5%
         700,000  Western Gas Resources, Inc.#                       33,250,000
Property and Casualty Insurance - 0.1%
         150,000  Mercury General Corp.#                              8,455,500
Publishing - Newspapers - 0.3%
         700,000  Tribune Co.#                                       20,307,000
Publishing - Periodicals - 0.2%
         800,000  Reader's Digest Association, Inc.#                 12,712,000
Radio - 0.8%
       2,300,000  Cox Radio, Inc. - Class A*,#,^                     32,430,000
       1,100,000  Westwood One, Inc.                                 16,489,000
                                                                     48,919,000
Reinsurance - 3.0%
          38,000  Berkshire Hathaway, Inc. - Class B*,#             111,416,000
       2,800,000  IPC Holdings, Ltd.#                                76,328,000
                                                                    187,744,000
REIT - Health Care - 0.5%
       1,150,000  Health Care Property Investors, Inc.               31,912,500
REIT - Office Property - 0.4%
         250,000  Alexandria Real Estate Equities, Inc.#             22,062,500
REIT - Regional Malls - 0.2%
         146,890  Macerich Co.                                       10,659,807
REIT - Shopping Centers - 0.3%
         800,000  Equity One, Inc.#                                  19,176,000
REIT - Warehouse and Industrial - 0.8%
       1,000,000  ProLogis                                           51,220,000
Retail - Apparel and Shoe - 0.9%
       1,400,000  Gap, Inc.                                          25,326,000
       1,000,000  Talbots, Inc.#                                     27,870,000
                                                                     53,196,000
Retail - Auto Parts - 0.3%
         200,000  AutoZone, Inc.*,#                                  19,550,000
Retail - Drug Store - 0.9%
       2,100,000  CVS Corp.                                          58,296,000
Retail - Major Department Stores - 0.3%
       1,050,000  Saks, Inc.*,#                                      20,275,500
Retail - Restaurants - 0.8%
       1,100,000  Applebee's International, Inc.#                    26,367,000
         400,000  Wendy's International, Inc.#                       23,580,000
                                                                     49,947,000
Rubber - Tires - 0.6%
       2,450,000  Cooper Tire & Rubber Co.#                          36,725,500
Savings/Loan/Thrifts - 1.2%
       1,600,000  Astoria Financial Corp.                            46,080,000
       1,200,000  Washington Federal, Inc.#                          28,968,000
                                                                     75,048,000
Super-Regional Banks - 1.6%
         450,000  PNC Bank Corp.#                                    29,187,000
         950,000  SunTrust Banks, Inc.#                              67,877,500
                                                                     97,064,500
Telecommunication Equipment - 0.6%
       1,800,000  Andrew Corp.*,#                                    23,346,000
       1,200,000  Avaya, Inc.*,#                                     12,660,000
                                                                     36,006,000
Telephone - Integrated - 1.8%
       1,050,000  ALLTEL Corp.                                       63,031,500
       1,250,000  CenturyTel, Inc.#                                  41,625,000
         476,900  IDT Corp.*                                          5,827,718
                                                                    110,484,218
Television - 0.5%
       1,050,000  Univision Communications, Inc. - Class A*,#        33,432,000
Toys - 0.4%
       1,600,000  Mattel, Inc.                                       26,400,000
Transportation - Railroad - 3.3%
       1,700,000  Kansas City Southern*,#                            44,166,000
       1,700,000  Norfolk Southern Corp.                             84,728,000
         850,000  Union Pacific Corp.#                               75,191,000
                                                                    204,085,000
Transportation - Services - 1.1%
       2,500,000  Laidlaw International, Inc.#                       68,000,000
Transportation - Truck - 1.0%
       2,700,000  J.B. Hunt Transport Services, Inc.#                64,260,000
Wireless Equipment - 0.2%
       1,850,000  Wireless Facilities, Inc.*,#                        9,879,000
--------------------------------------------------------------------------------
Total Common Stock (cost $4,304,010,240)                          4,980,800,375
--------------------------------------------------------------------------------
Money Markets - 5.1%
      75,000,000  Janus Government Money Market Fund, 4.34%          75,000,000
     245,000,000  Janus Institutional Cash Reserves Fund, 4.38%     245,000,000
--------------------------------------------------------------------------------
Total Money Markets (cost $320,000,000)                             320,000,000
--------------------------------------------------------------------------------
Other Securities - 9.2%
     576,109,704  State Street Navigator Securities
                  Lending Prime Portfolio+
                  (cost $576,109,704)                               576,109,704
--------------------------------------------------------------------------------
Repurchase Agreements - 4.4%
    $ 34,200,000  Bear Stearns & Company, Inc., 4.55%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $34,204,323
                    collateralized by $305,685,330 in U.S.
                    Government Agencies 3.50% - 8.00%,
                    2/1/18 - 4/1/36 with a value of
                    $34,884,041                                      34,200,000
      52,300,000  Fortis Bank N.V., 4.49% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $52,306,523 collateralized by
                    $62,418,696 in U.S. Government
                    Agencies 4.648% - 4.872%,
                    8/25/33 - 10/25/35 with a value of
                    $53,346,000                                      52,300,000
     138,300,000  HSBC Securities (USA), Inc., 4.49% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $138,317,249
                    collateralized by $273,963,900 in U.S.
                    Government Agencies 0% - 7.78987%,
                    11/25/23 - 2/1/36 with a value of
                    $141,066,234                                    138,300,000
      51,700,000  Mitsubishi Securities (USA), Inc., 4.49%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $51,706,448
                    collateralized by $174,978,006 in U.S.
                    Government Agencies 0% - 5.50%,
                    2/1/32 - 11/1/35 with a value of
                    $52,734,000                                      51,700,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $276,500,000)                     276,500,000
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 1.6%
                  Fannie Mae:
      25,000,000    4.30%, 2/27/06                                   24,922,361
      25,000,000    4.30%, 2/28/06                                   24,919,375
       2,226,000    4.35%, 3/8/06                                     2,216,586
      25,000,000    4.33%, 4/10/06                                   24,781,250
      25,000,000    Freddie Mac, 3.90%, 3/3/06                       24,918,750
--------------------------------------------------------------------------------
Total Short-Term U.S. Government Agencies (cost $101,772,600)       101,758,322
--------------------------------------------------------------------------------
Total Investments (total cost $ 5,578,392,544) - 100%            $6,255,168,401
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $   104,983,000                     1.7%
Canada                                      62,795,000                     1.0%
Israel                                      37,870,000                     0.6%
Singapore                                   25,627,000                     0.4%
United Kingdom                              37,431,000                     0.6%
United States++                          5,986,462,401                    95.7%
Total                                  $ 6,255,168,401                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (75.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

^ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2006.

------------------------------------------------------------------------------------------------------------------------------------
                                    Purchases                       Sales              Realized    Dividend        Value
                            Shares              Cost       Shares           Cost     Gain/(Loss)    Income       at 1/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Cox Radio, Inc. - Class A      400,000    $5,947,732           --          $   --       $     --      $   --      $ 32,430,000
------------------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
Certificates of Deposit - 9.9%
$     30,000,000  Calyon, New York, 4.00%, 7/19/06               $   29,997,310
      18,000,000  Calyon, New York, 4.22%, 8/30/06                   17,997,789
      50,000,000  Mitsubishi Trust and Bank, 4.425%, 2/13/06         50,000,000
      25,000,000  Norinchunkin Bank, New York, 4.37%, 2/2/06         25,000,000
      25,000,000  Norinchunkin Bank, New York, 4.38%, 2/6/06         25,000,000
      25,000,000  Norinchunkin Bank, New York, 4.29%, 2/7/06         25,000,000
      25,000,000  Norinchunkin Bank, New York, 4.41%, 2/10/06        25,000,000
      25,000,000  Norinchunkin Bank, New York, 4.44%, 2/13/06        25,000,000
      25,000,000  Norinchunkin Bank, New York, 4.60%, 4/3/06         25,000,000
      50,000,000  Royal Bank of Canada, New York, 4.06%, 7/25/06     50,000,000
      25,000,000  Royal Bank of Scotland, New York,
                  4.175%, 9/22/06                                    25,000,776
      50,000,000  Societe Generale, New York, 3.80%, 6/14/06         50,000,000
      30,000,000  Standard Chartered Bank, New York,
                  3.71%, 4/5/06                                      30,000,000
      50,000,000  Sumitomo Mitsui, New York, 4.35%, 2/6/06           50,000,000
      50,000,000  Toronto Dominion Bank, New York, 3.75%,
                  5/11/06                                            50,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit(cost $502,995,875)                    502,995,875
--------------------------------------------------------------------------------
Commercial Paper - 28.5%
      20,734,000  Atlantic Asset Securitization Corp.,
                  4.43%, 2/14/06 (Section 4(2))                      20,700,831
      15,000,000  Banco Bilbao Vizcaya Argentaria, S.A.,
                  4.31%, 2/3/06 (Section 4(2))                       14,996,408
      30,000,000  Banco Bilbao Vizcaya Argentaria, S.A.,
                  4.23%, 2/7/06 (Section 4(2))                       29,978,850
      44,000,000  Bavaria TRR Corp., 4.40%, 2/2/06
                  (Section 4(2))                                     43,994,622
      49,000,000  Bavaria TRR Corp., 4.34%, 2/3/06
                  (Section 4(2))                                     48,988,186
      10,598,000  Bavaria TRR Corp., 4.27%, 2/7/06
                  (Section 4(2))                                     10,590,458
      50,000,000  Bavaria TRR Corp., 4.57%, 2/14/06
                  (Section 4(2))                                     49,917,486
      15,000,000  BTM Capital Corp., 4.39%, 2/10/06
                  (Section 4(2))                                     14,983,538
      50,000,000  BTM Capital Corp., 4.55%, 3/29/06
                  (Section 4(2))                                     49,646,111
      21,000,000  Check Point Charlie, Inc., 4.23%, 2/1/06
                  (Section 4(2))                                     21,000,000
      15,000,000  Check Point Charlie, Inc., 4.36%, 2/2/06
                  (Section 4(2))                                     14,998,183
      34,700,000  Check Point Charlie, Inc., 4.34%, 2/3/06
                  (Section 4(2))                                     34,691,633
      29,500,000  Check Point Charlie, Inc., 4.41%,
                  2/14/06 (Section 4(2))                             29,453,021
      25,000,000  Check Point Charlie, Inc., 4.34%,
                  2/27/06 (Section 4(2))                             24,921,639
      38,000,000  Check Point Charlie, Inc., 4.395%,
                  3/7/06 (Section 4(2))                              37,842,268
      39,000,000  Dorada Finance, Inc., 4.25%, 2/17/06
                  (144A)                                             38,926,333
      32,900,000  Dorada Finance, Inc., 4.37%, 2/27/06
                  (144A)                                             32,796,164
      21,600,000  Harrier Finance Funding LLC, 4.32%,
                  2/8/06 (144A)                                      21,581,856
      70,852,000  Harrier Finance Funding LLC, 4.25%,
                  2/15/06 (144A)                                     70,734,658
      50,000,000  Harrier Finance Funding LLC, 4.38%,
                  3/6/06 (144A)                                      49,799,250
      50,000,000  Klio Funding Corp., 4.44%, 2/17/06 (144A)          49,901,333
      42,402,000  La Fayette Asset Securitization LLC,
                  4.38%, 2/7/06 (Section 4(2))                       42,371,047
      30,000,000  La Fayette Asset Securitization LLC,
                  4.40%, 2/8/06 (Section 4(2))                       29,974,333
      28,002,000  La Fayette Asset Securitization LLC,
                  4.42%, 2/10/06 (Section 4(2))                      27,971,058
      39,281,000  La Fayette Asset Securitization LLC,
                  4.56%, 3/13/06 (Section 4(2))                      39,081,976
      19,000,000  Manhattan Asset Funding Company LLC,
                  4.21%, 2/1/06 (Section 4(2))                       19,000,000
      10,000,000  Manhattan Asset Funding Company LLC,
                  4.34%, 2/2/06 (Section 4(2))                        9,998,794
      10,000,000  Manhattan Asset Funding Company LLC,
                  4.32%, 2/3/06 (Section 4(2))                        9,997,600
      36,307,000  Manhattan Asset Funding Company LLC,
                  4.38%, 2/14/06 (Section 4(2))                      36,249,574
      25,000,000  Manhattan Asset Funding Company LLC,
                  4.29%, 2/16/06 (Section 4(2))                      24,955,313
      20,000,000  Manhattan Asset Funding Company LLC,
                  4.57%, 3/30/06 (Section 4(2))                      19,855,283
      50,200,000  Medical Building Funding IV LLC, 4.62%,
                  2/13/06                                            50,122,692
      40,000,000  PB Finance (Delaware), Inc., 4.34%, 2/1/06         40,000,000
      30,000,000  PB Finance (Delaware), Inc., 4.25%, 2/6/06         29,982,292
      20,000,000  PB Finance (Delaware), Inc., 4.39%, 2/16/06        19,963,417
      42,000,000  Rhineland Funding Capital Corp., 4.28%,
                  2/3/06 (Section 4(2))                              41,989,947
       9,100,000  Rhineland Funding Capital Corp., 4.38%,
                  2/24/06 (Section 4(2))                              9,074,535
      30,000,000  Rhineland Funding Capital Corp., 4.35%,
                  2/27/06 (Section 4(2))                             29,905,750
      20,500,000  Rhineland Funding Capital Corp., 4.46%,
                  3/6/06 (Section 4(2))                              20,416,189
      24,900,000  Rhineland Funding Capital Corp., 4.42%,
                  3/13/06 (Section 4(2))                             24,777,713
      13,413,000  Scaldis Capital LLC, 4.40%, 2/15/06 (144A)ss.      13,390,049
      46,702,000  Thames Asset Global Securitization No. 1,
                  Inc., 4.35%, 2/2/06 (Section 4(2))                 46,696,357
      52,033,000  Victory Receivables Corp., 4.25%, 2/6/06
                  (Section 4(2))                                     52,002,287
      25,000,000  Victory Receivables Corp., 4.24%, 2/7/06
                  (Section 4(2))                                     24,982,333
      15,504,000  Victory Receivables Corp., 4.26%,
                  2/15/06 (Section 4(2))                             15,478,315
      45,675,000  Whistlejacket Capital, Ltd., 4.26%,
                  2/21/06 (144A)                                     45,566,903
      15,561,000  Whistlejacket Capital, Ltd., 4.22%,
                  2/23/06 (144A)                                     15,520,870
--------------------------------------------------------------------------------
Total Commercial Paper (cost $1,449,767,455)                      1,449,767,455
--------------------------------------------------------------------------------
Floating Rate Notes - 24.7%
      75,000,000  Ares VII CLO, Ltd., Class A-1A, 4.35%,
                  5/8/15 (144A)ss.                                   75,000,000
     155,000,000  Bank of America Securities LLC (same day
                  put), 4.58%, 2/1/06                               155,000,001
      20,000,000  Dekabank, New York, 4.60225%, 4/19/06
                  (144A)ss.                                          19,998,893
      30,000,000  Descartes Funding Trust, 4.47%, 11/15/06
                  (Section 4(2))ss.                                  30,000,000
     150,000,000  EMC Mortgage Corp. (same day put),
                  4.62%, 5/8/06                                     150,000,000
      10,000,000  Harrier Finance Funding LLC, 4.43%,
                  12/15/06 (144A)ss.                                  9,996,534
     130,000,000  HSH Nordbank A.G., New York, 4.51%,
                  6/23/15 (144A)                                    130,000,000
     120,000,000  Lehman Brothers, Inc. (90 day put),
                  4.65%, 3/6/06 ^                                   120,000,000
      45,000,000  Lehman Brothers, Inc. (same day put),
                  4.62%, 3/17/06                                     45,000,000
      99,000,000  Merrill Lynch & Company, Inc. (seven day
                  put), 4.65%, 2/1/06                                99,000,000
      50,000,000  Natexis Banques Populaires, New York,
                  4.45%, 10/16/06 (144A)ss.                          49,992,038
      41,297,782  Park Place Securities Trust, 2004-MM1
                  AM3, 4.57%, 2/25/35 (144A)ss.                      41,297,782
      20,500,000  Putnam Structured Product Funding 2003-1
                  LLC, Class A-15, 4.49%, 10/15/38 (144A)            20,500,000
      60,250,000  Putnam Structured Product Funding 2003-1
                  LLC, Class A-15, 4.49%, 10/15/38 (144A)            60,250,000
      27,000,000  Standard Chartered Bank, New York,
                  4.46125%, 6/16/06                                  26,996,136
      75,000,000  Union Hamilton Special, 4.50%, 6/21/06
                  (144A)                                             75,000,000
     150,000,000  Westdeutsche Landesbank A.G., New York,
                  4.4514%, 4/4/06 (144A)                            150,000,000
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,258,031,384)                   1,258,031,384
--------------------------------------------------------------------------------
Repurchase Agreements - 26.1%
       2,600,000  Bear Stearns & Company, Inc., 4.55%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $2,600,329
                    collateralized by $23,239,236 in U.S.
                    Government Agencies 3.50% - 8.00%,
                    2/1/18 - 4/1/36 with a value of
                    $2,652,003                                        2,600,000
     155,000,000  Citigroup Global Markets, Inc., 4.67%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $155,020,107
                    collateralized by $209,114,671 in
                    Credit Enhanced Mortgage Loans 0.001%
                    - 8.62%, 6/1/28 - 11/29/35 with a
                    value of $203,511,001                           155,000,000
     155,000,000  Credit Suisse First Boston LLC, 4.60%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $155,019,806
                    collateralized by $9,145,000 in Asset
                    Backed Securities; 0.05% - 5.00%,
                    5/24/34 - 1/25/35 $161,962,298 in
                    Collateralized Mortgage Obligations 0%
                    - 7.267%, 4/1/13 - 12/25/35; with
                    respective values of $8,387,667 and
                    $150,557,836                                    155,000,000
     155,000,000  Deutsche Bank Securities, Inc., 4.61%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $155,019,849
                    collateralized by $158,265,064 in
                    Collateralized Mortgage Obligations
                    3.444% - 7.29%, 10/25/35 - 9/15/41
                    with a value of $158,100,000                    155,000,000
      25,000,000  Dresdner Kleinwort Wasserstein
                    Securities LLC, 4.55% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $25,003,160 collateralized by
                    $26,815,000 in Collateralized Mortgage
                    Obligations 4.93%, 4/15/42 with a
                    value of $26,251,031                             25,000,000
     152,600,000  Fortis Bank N.V., 4.49% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $152,619,033 collateralized by
                    $182,124,149 in U.S. Government
                    Agencies 4.648% - 4.872%, 8/25/33 -
                    10/25/35 with a value of $155,652,000           152,600,000
     155,000,000  Goldman Sachs & Co., 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $155,019,676
                    collateralized by $162,870,927 in
                    Commercial Paper 0% - 4.62%, 2/6/06 -
                    4/19/06 with a value of $162,018,383            155,000,000
      61,700,000  HSBC Securities (USA), Inc., 4.49% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $61,707,695
                    collateralized by $122,223,952 in U.S.
                    Government Agencies 0% - 7.78987%,
                    11/25/23 - 2/1/36 with a value of
                    $62,934,104                                      61,700,000
     105,000,000  IXIS Financial Products, Inc., 4.60%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $105,013,417
                    collateralized by $49,050,711 in Asset
                    Backed Securities; 5.1487%, 10/15/08
                    $57,830,218 in Collateralized Mortgage
                    Obligations 5.09% - 6.84%, 5/3/30 -
                    6/12/36; with respective values of
                    $49,105,304 and $58,008,381                     105,000,000
      50,000,000  IXIS Financial Products, Inc., 4.62%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $50,006,417
                    collateralized by $949,289 in Asset
                    Backed Securities; 5.1487%, 10/15/08
                    $50,000,000 in Collateralized Mortgage
                    Obligations 4.83063%, 8/25/35; with
                    respective values of $950,346 and
                    $50,056,200                                      50,000,000
     155,000,000  J.P. Morgan Securities, Inc., 4.61%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $155,019,849
                    collateralized by $157,168,000 in
                    Corporate Notes 4.50% - 9.50%, 12/1/07
                    - 10/15/29 with a value of $162,751,576         155,000,000
      30,000,000  Royal Bank of Canada, 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $30,003,808
                    collateralized by $30,743,771 in
                    Commercial Paper 0% - 4.52%, 3/9/06
                    with a value of $30,600,001                      30,000,000
      70,000,000  Royal Bank of Canada, 4.57% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $70,008,886
                    collateralized by $71,781,817 in
                    Commercial Paper 0% - 4.47%, 2/1/06 -
                    5/24/06 with a value of $71,400,001              70,000,000
      60,000,000  Wachovia Capital Markets LLC, 4.57%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $60,007,617
                    collateralized by $62,726 in Asset
                    Backed Securities; 5.03%, 7/15/25
                    $327,917,402 in Collateralized
                    Mortgage Obligations 0.403% - 6.47%,
                    6/15/13 - 10/17/44 with respective
                    values of $49,220 and $62,451,980                60,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $1,331,900,000)                 1,331,900,000
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.5%
      25,000,000  K2 (USA) LLC, 4.645%, 10/30/06 (144A)              25,000,000
      50,000,000  K2 (USA) LLC, 4.835%, 1/23/07 (144A)               50,000,000
--------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $75,000,000)                  75,000,000
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 9.3%
      11,650,000  Arbor Properties, Inc., Series 2004,
                  4.52%, 11/1/24                                     11,650,000
      18,670,000  Breckenridge Terrace LLC, 4.59%, 5/1/39            18,670,000
      32,610,000  Cambridge-Plano Partners, 4.56%, 10/1/28           32,610,000
      10,250,000  City of Irondale, AL, 4.52%, 10/1/35               10,250,000
      16,025,000  Colorado Natural Gas, Inc., Series 2002,
                  4.54%, 7/1/32                                      16,025,000
      32,600,000  Cook County, Illinois, Series A, 4.56%,
                  11/1/23                                            32,600,000
      11,200,000  Cornerstone Funding Corp. I, Series
                  2003B, 4.53%, 12/1/30                              11,200,000
       9,920,000  Cornerstone Funding Corp. I, Series
                  2003C, 4.58%, 4/1/13                                9,920,000
      10,884,000  Cornerstone Funding Corp. I, Series
                  2003E, 4.58%, 7/1/30                               10,884,000
      21,664,000  Cornerstone Funding Corp. I, Series
                  2004C, 4.58%, 1/1/30                               21,664,000
       7,132,000  Cornerstone Funding Corp. I, Series
                  2005A, 4.58%, 5/1/25                                7,132,000
      12,715,000  Custom Window Systems, 4.64%, 11/1/26              12,715,000
       2,400,000  First United Pentecostal, 4.64%, 3/1/23             2,400,000
       6,230,000  FJM Properties-Wilmar, 4.56%, 10/1/24               6,230,000
      16,130,000  HHH Supply and Investment Co., 4.56%,
                  7/1/29                                             16,130,000
      15,535,000  Hillcrest Medical Plaza, 4.54%, 9/1/23             15,535,000
      13,524,000  Holston Medical Group, 4.64%, 1/1/13               13,524,000
       7,650,000  Istrouma Baptist Church, Inc., Series
                  2004, 4.52%, 7/1/24                                 7,650,000
       4,940,000  J&E Land Company, 4.58%, 6/1/23                     4,940,000
       7,200,000  Lenexa, Kansas Industrial Revenue
                  (Labone, Inc. Project), Series A, 4.64%,
                  9/1/09                                              7,200,000
      20,675,000  Louisiana Health Systems Corp. Revenue,
                  Series B, 4.53%, 10/1/22                           20,675,000
      10,285,000  Medical Clinic Board, Mobile, AL, 4.56%,
                  9/1/11                                             10,285,000
      18,570,000  Mississippi Business Finance Corp.,
                  4.56%, 10/1/18                                     18,570,000
       3,870,000  Montgomery-Engelside, Alabama Medical
                  Clinic Board Revenue, (Surgical Center),
                  4.52%, 3/1/24                                       3,870,000
       5,250,000  Nautical Transport LLC, 4.64%, 6/1/16               5,250,000
      30,700,000  Olympic Club, California Revenue, Series
                  2002, 4.58%, 10/1/32                               30,700,000
      10,000,000  Patrick Schaumburg Automobiles, Inc.,
                  4.55%, 7/1/08 (144A)ss.                            10,000,000
      14,150,000  Phoenix City Taxable Water & Sewer,
                  4.52%, 8/15/29                                     14,150,000
      10,500,000  Racetrac Capital LLC, Series 1998-A,
                  4.53%, 4/1/18                                      10,500,000
      25,000,000  Rehau, Inc. 4.85%, 10/1/19                         25,000,000
       5,680,000  Ron Investments, Ltd., 4.56%, 3/1/19                5,680,000
      29,000,000  Shoosmith Brothers, Inc., 4.53%, 3/1/15            29,000,000
      19,025,000  Timber Ridge County Affordable Housing
                  Corporation, Series 2003, 4.64%, 12/1/32           19,025,000
       4,375,000  Union City, Tennessee Industrial
                  Development Board, (Cobank LLC Project),
                  4.58%, 1/1/25                                       4,375,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $476,009,000)        476,009,000
--------------------------------------------------------------------------------
Total Investments (total cost $5,093,703,714) - 100%             $5,093,703,714
================================================================================

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

^           Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities

                                                           Acquisition         Acquisition                        Value as a % of
                                                              Date                 Cost             Value      Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Ares VII CLO, Ltd., Class A-1A
    4.35%, 5/8/15 (144A)                                     4/23/03          $ 75,000,000      $ 75,000,000                    1.5%
Dekabank, New York
    4.60225%, 4/19/06 (144A)                                 5/19/05            19,995,200        19,998,893                    0.4%
Descartes Funding Trust
    4.47%, 11/15/06 (Section 4(2))                          11/14/05            30,000,000        30,000,000                    0.6%
Harrier Finance Funding LLC
    4.43%, 12/15/06 (144A)                                  12/20/05             9,996,064         9,996,534                    0.2%
Natexis Banques Populaires, New York
    4.45%, 10/16/06 (144A)                                   9/20/05            49,987,980        49,992,038                    1.0%
Park Place Securities Trust, 2004-MM1 AM3
    4.57%, 2/25/35 (144A)                                   11/23/05            48,946,325        41,297,782                    0.8%
Patrick Schaumburg Automobiles, Inc.
    4.55%, 7/1/08 (144A)                                     9/17/04            10,000,000        10,000,000                    0.2%
Scaldis Capital LLC
    4.40%, 2/15/06 (144A)                                   12/29/05            13,413,000        13,390,049                    0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                              $257,338,569      $249,675,296                    4.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Olympus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                             Value
--------------------------------------------------------------------------------
Common Stock - 90.3%
Aerospace and Defense - 1.1%
         441,995  Boeing Co.                                     $   30,192,678
Apparel Manufacturers - 1.9%
         799,490  Coach, Inc.*                                       28,741,666
       1,462,260  Quiksilver, Inc.*,#                                20,500,885
                                                                     49,242,551
Applications Software - 2.5%
         478,895  Citrix Systems, Inc.*                              14,769,122
         485,750  Mercury Interactive Corp.*,#                       16,879,813
       1,176,620  Microsoft Corp.                                    33,121,852
                                                                     64,770,787
Athletic Footwear - 0.7%
         220,830  NIKE, Inc. - Class B                               17,876,189
Audio and Video Products - 0.2%
          55,845  Harman International Industries, Inc.#              6,142,950
Automotive - Cars and Light Trucks - 0.9%
         168,920  BMW A.G.**                                          7,644,033
       1,315,900  Nissan Motor Company, Ltd.                         14,807,451
                                                                     22,451,484
Building - Mobile Home and Manufactured Homes - 0.8%
         510,395  Thor Industries, Inc.#                             21,768,347
Building - Residential and Commercial - 0.9%
         577,560  Pulte Homes, Inc.                                  23,044,644
Casino Services - 0.9%
         760,705  Scientific Games Corp.- Class A*                   24,380,595
Cellular Telecommunications - 0.8%
       3,953,500  China Mobile, Ltd.                                 19,212,652
          68,305  China Mobile, Ltd. (ADR)#                           1,680,303
                                                                     20,892,955
Commercial Banks - 1.5%
           4,705  Mizuho Financial Group, Inc.                       38,504,753
Commercial Services - 1.5%
         351,488  CoStar Group, Inc.*                                17,574,400
         640,200  Park24 Company, Ltd.                               23,194,663
                                                                     40,769,063
Computer Services - 0.7%
         727,075  Ceridian Corp.*,#                                  17,944,211
Computers - 3.2%
         357,320  Apple Computer, Inc.*                              26,981,233
         436,975  Hewlett-Packard Co.                                13,624,881
         642,815  Research In Motion, Ltd. (U.S. Shares)*            43,390,012
                                                                     83,996,126
Computers - Memory Devices - 1.8%
       1,472,620  EMC Corp.*                                         19,733,108
         399,295  SanDisk Corp.*                                     26,896,511
                                                                     46,629,619
Cosmetics and Toiletries - 1.0%
         426,700  Procter & Gamble Co.                               25,273,441
Data Processing and Management - 1.1%
         628,515  NAVTEQ Corp.*,#                                    28,226,609
Diagnostic Kits - 1.1%
         725,536  Dade Behring Holdings, Inc.                        28,390,224
E-Commerce/Services - 1.0%
         605,320  eBay, Inc.*                                        26,089,292
Electronic Components - Semiconductors - 0.9%
         245,175  Advanced Micro Devices, Inc.*                      10,263,026
         419,385  Texas Instruments, Inc.                            12,258,623
                                                                     22,521,649
Electronic Forms - 1.7%
       1,141,620  Adobe Systems, Inc.*                               45,345,146
Energy - Alternate Sources - 0.4%
         272,677  Suntech Power Holdings Company, Ltd. (ADR)*        11,586,046
Enterprise Software/Services - 1.7%
         896,610  SAP A.G. (ADR)**,#                                 46,058,856
Entertainment Software - 1.0%
         497,045  Electronic Arts, Inc.*                             27,128,716
Finance - Credit Card - 1.9%
         382,770  American Express Co.                               20,076,287
         644,600  Credit Saison Co., Ltd.                            28,904,104
                                                                     48,980,391
Finance - Investment Bankers/Brokers - 3.7%
         592,620  Citigroup, Inc.                                    27,604,239
         279,410  Merrill Lynch & Company, Inc.                      20,975,309
       1,461,000  Mitsubishi UFJ Securities Company, Ltd.            20,213,998
         284,577  UBS A.G.**                                         30,940,750
                                                                     99,734,296
Finance - Mortgage Loan Banker - 1.1%
         486,030  Fannie Mae                                         28,160,578
Finance - Other Services - 2.2%
          41,825  Chicago Mercantile Exchange Holdings, Inc.         17,702,431
         311,293  Deutsche Boerse A.G.**,#                           39,464,844
                                                                     57,167,275
Financial Guarantee Insurance - 1.0%
         429,515  MBIA, Inc.*,#                                      26,440,943
Food - Retail - 2.6%
         913,539  Whole Foods Market, Inc.                           67,483,126
Food - Wholesale/Distribution - 0.8%
         645,235  Sysco Corp.                                        19,795,810
Hazardous Waste Disposal - 0.7%
         319,270  Stericycle, Inc.*                                  19,082,768
Hotels and Motels - 1.8%
         801,940  Four Seasons Hotels, Inc.                          46,207,783
Independent Power Producer - 0.2%
         539,192  Reliant Energy, Inc.*                               5,456,623
Internet Security - 0.2%
         245,445  McAfee, Inc.*                                       5,691,870
Medical - Biomedical and Genetic - 5.0%
         164,175  Alexion Pharmaceuticals, Inc.*                      4,731,524
       1,408,521  Celgene Corp.*                                    100,216,268
         349,425  Genentech, Inc.*                                   30,022,596
                                                                    134,970,388
Medical - Drugs - 5.0%
       1,068,915  Merck & Company, Inc.                              36,877,568
         475,598  Roche Holding A.G.**                               75,146,306
         240,265  Sanofi-Aventis**,#                                 22,028,330
                                                                    134,052,204
Medical - Generic Drugs - 2.0%
       1,236,985  Teva Pharmaceutical Industries, Ltd. (ADR)#        52,732,671
Medical - HMO - 3.2%
         616,490  Coventry Health Care, Inc.*                        36,724,309
         861,502  UnitedHealth Group, Inc.                           51,190,448
                                                                     87,914,757
Medical - Nursing Homes - 0.1%
          79,805  Manor Care, Inc.                                    3,120,376
Medical Instruments - 2.3%
         234,085  Intuitive Surgical, Inc.*                          32,221,800
         485,480  Medtronic, Inc.                                    27,415,056
                                                                     59,636,856
Medical Products - 1.9%
         811,155  Varian Medical Systems, Inc.*                      48,839,643
Motorcycle and Motor Scooter Manufacturing - 0.6%
         282,630  Harley-Davidson, Inc.#                             15,129,184
Multi-Line Insurance - 0.7%
         275,995  American International Group, Inc.                 18,066,633
Networking Products - 1.9%
       1,907,687  Cisco Systems, Inc.*                               35,425,747
         863,460  Juniper Networks, Inc.*,#                          15,654,530
                                                                     51,080,277
Oil - Field Services - 0.7%
         243,255  Halliburton Co.                                    19,350,935
Oil Companies - Exploration and Production - 2.4%
         349,090  Apache Corp.                                       26,366,769
         297,440  EnCana Corp. (U.S. Shares)                         14,830,358
         260,860  EOG Resources, Inc.#                               22,053,104
                                                                     63,250,231
Oil Companies - Integrated - 0.8%
         342,345  Exxon Mobil Corp.                                  21,482,149
Optical Supplies - 1.2%
         254,945  Alcon, Inc. (U.S. Shares)**                        32,612,564
Pharmacy Services - 0.7%
         356,655  Caremark Rx, Inc.*                                 17,583,092
Publishing - Newspapers - 0.6%
         418,910  Dow Jones & Company, Inc.#                         15,922,769
Real Estate Management/Services - 0.3%
         306,000  Mitsubishi Estate Company, Ltd.                     7,108,393
Retail - Apparel and Shoe - 1.0%
         640,935  Nordstrom, Inc.#                                   26,739,808
Retail - Jewelry - 1.0%
         707,485  Tiffany & Co.#                                     26,672,185
Semiconductor Components/Integrated Circuits - 0.8%
         738,440  Cypress Semiconductor Corp.*,#                     12,501,789
         122,545  Marvell Technology Group, Ltd.*                     8,384,529
                                                                     20,886,318
Semiconductor Equipment - 1.4%
         642,035  ASM Lithography Holding N.V.
                  (U.S. Shares)*,**,#                                14,503,571
         413,615  KLA-Tencor Corp.#                                  21,499,707
                                                                     36,003,278
Soap and Cleaning Preparations - 0.7%
         538,650  Reckitt Benckiser PLC**                            17,689,561
Therapeutics - 2.5%
         753,094  Neurocrine Biosciences, Inc.*                      45,765,522
         307,980  United Therapeutics Corp.*                         19,917,067
                                                                     65,682,589
Transportation - Services - 2.3%
         690,155  C.H. Robinson Worldwide, Inc.                      27,923,671
         439,755  United Parcel Service, Inc. - Class B              32,942,047
                                                                     60,865,718
Web Portals/Internet Service Providers - 3.6%
          64,895  Google, Inc. - Class A*                            28,115,759
       2,016,035  Yahoo!, Inc.*                                      69,230,641
                                                                     97,346,400
Wireless Equipment - 2.1%
         877,770  Crown Castle International Corp.*                  27,763,865
         574,635  QUALCOMM, Inc.                                     27,559,495
                                                                     55,323,360
--------------------------------------------------------------------------------
Total Common Stock (cost $1,755,797,892)                          2,383,490,733
--------------------------------------------------------------------------------
Preferred Stock - 1.3%
Electronic Components - Semiconductors - 1.3%
          56,330  Samsung Electronics Company, Ltd.
                  (cost $21,136,185)                                 33,051,138
--------------------------------------------------------------------------------
Other Securities - 7.6%
     199,832,509  State Street Navigator Securities
                    Lending Prime Portfolio +
                    (cost $199,832,509)                             199,832,509
--------------------------------------------------------------------------------
Repurchase Agreement - 0.8%
$     21,000,000  Cantor Fitzgerald & Co., 4.46% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $21,002,602
                    collateralized by $49,166,797 in U.S.
                    Government Agencies 1.63% - 7.50%,
                    12/15/13 - 10/15/35 with a value of
                    $21,420,065 (cost $21,000,000)                   21,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,997,766,586) - 100%             $2,637,374,380
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $     8,384,529                     0.3%
Canada                                     104,428,153                     4.1
Cayman Islands                              11,586,046                     0.4
France                                      22,028,330                     0.8
Germany                                     93,167,733                     3.5
Hong Kong                                   20,892,955                     0.8
Israel                                      52,732,671                     2.0
Japan                                      132,733,362                     5.1
Netherlands                                 14,503,571                     0.5
South Korea                                 33,051,138                     1.3
Switzerland                                138,699,620                     5.2
United Kingdom                              17,689,561                     0.7
United States++                          1,987,476,711                    75.3
Total                                  $ 2,637,374,380                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (66.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at January 31, 2006)

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  2/23/06              400,000     $     711,566     $      10,434
British Pound  6/28/06            4,600,000         8,190,710            35,700
Euro  5/11/06                    10,500,000        12,831,079          (233,009)
Euro  6/28/06                    28,750,000        35,230,423           349,427
Swiss Franc  2/23/06              4,000,000         3,136,274           102,592
Swiss Franc  6/28/06             57,500,000        45,658,249           519,072
--------------------------------------------------------------------------------
Total                                           $ 105,758,301     $     784,216
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Olympus Fund                                               $  236,830,638
--------------------------------------------------------------------------------

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 81.0%
Beverages - Wine and Spirits - 2.0%
       2,860,628  Davide Campari - Milano S.P.A.                 $   22,351,372
Broadcast Services and Programming - 0.5%
         259,455  Liberty Global, Inc. - Class A*                     5,552,337
Building - Residential and Commercial - 1.2%
         381,940  Desarrolladora Homex S.A. (ADR)*, #                13,257,137
Cable Television - 1.0%
          15,410  Jupiter Telecommunications Company, Ltd.*          11,415,788
Cellular Telecommunications - 3.0%
         960,000  America Movil S.A. de C.V. - Series L (ADR)        32,380,800
Commercial Banks - 3.7%
         678,300  Banco Nossa Caixa S.A.*                            16,252,215
       4,178,657  Finansbank A.S.*                                   23,733,380
                                                                     39,985,595
Commercial Services - 2.2%
         487,775  CoStar Group, Inc.*                                24,388,750
Computers - 1.4%
         230,715  Research In Motion, Ltd. (U.S. Shares)*            15,573,263
Data Processing and Management - 0.8%
         185,025  NAVTEQ Corp.*                                       8,309,473
Diagnostic Kits - 5.6%
       1,562,585  Dade Behring Holdings, Inc.                        61,143,950
Diversified Minerals - 2.2%
      13,670,230  Caemi Mineracao e Metalurgica S.A.                 24,534,726
E-Commerce/Products - 0.9%
         412,660  Submarino S.A.*                                     9,682,212
E-Commerce/Services - 4.6%
       1,720,339  IAC/InterActiveCorp*                               49,924,237
Electronic Components - Semiconductors - 1.5%
         628,150  MIPS Technologies, Inc.*, #                         5,716,165
         378,085  Texas Instruments, Inc.                            11,051,425
                                                                     16,767,590
Electronic Measuring Instruments - 1.7%
         467,890  Trimble Navigation, Ltd.*, #                       18,724,958
Engineering - Research and Development Services - 2.0%
       1,962,418  ABB, Ltd.*                                         21,336,470
Entertainment Software - 0.7%
         190,677  UbiSoft Entertainment S.A.*, #                      8,104,943
Finance - Other Services - 3.6%
          62,060  Chicago Mercantile Exchange Holdings, Inc.         26,266,895
       1,001,720  MarketAxess Holdings, Inc.*, #                     12,922,188
                                                                     39,189,083
Home Furnishings - 1.4%
       1,303,305  Tempur-Pedic International, Inc.*, #               15,196,536
Investment Management and Advisory Services - 4.2%
         848,945  National Financial Partners Corp.#                 45,427,046
Medical - Biomedical and Genetic - 4.0%
         614,185  Celgene Corp.*                                     43,699,263
Medical - Drugs - 2.4%
         168,756  Roche Holding A.G.                                 26,664,095
Medical - Generic Drugs - 1.7%
         428,390  Teva Pharmaceutical Industries, Ltd. (ADR)#        18,262,266
Medical - HMO - 1.1%
         193,123  UnitedHealth Group, Inc.                           11,475,369
Medical Instruments - 1.9%
         152,081  Intuitive Surgical, Inc.*, #                       20,933,950
Multi-Line Insurance - 2.3%
         554,210  Assurant, Inc.                                     25,449,323
Oil Companies - Exploration and Production - 1.6%
         203,950  EOG Resources, Inc.                                17,241,933
Oil Companies - Integrated - 1.1%
          76,830  Amerada Hess Corp.                                 11,893,284
Printing - Commercial - 1.3%
         455,023  VistaPrint, Ltd.*                                  13,755,345
REIT - Mortgages - 4.3%
       2,156,342  CapitalSource, Inc.*, #                            47,353,269
Retail - Restaurants - 0.2%
          39,235  Chipotle Mexican Grill, Inc. - Class A*             1,864,447
Steel - Producers - 2.9%
       2,118,722  Arcelor Brasil S.A.                                31,847,878
Steel - Specialty - 0.7%
         255,689  Companhia Siderurgica Nacional S.A. (ADR)#          7,414,981
Storage and Warehousing - 0.3%
          69,710  Mobile Mini, Inc.*                                  3,465,981
Sugar - 0.9%
         784,783  Bajaj Hindusthan, Ltd.                              6,584,174
         335,300  Bajaj Hindusthan, Ltd. (GDR) oo,ss.                 2,722,636
                                                                      9,306,810
Telecommunication Equipment - 1.1%
         400,975  Adtran, Inc.#                                      11,760,597
Telecommunication Services - 0.8%
         296,595  NeuStar, Inc. - Class A*                            8,604,221
Therapeutics - 1.4%
         234,460  United Therapeutics Corp.*                         15,162,528
Transportation - Marine - 1.4%
         289,145  Alexander & Baldwin, Inc.#                         15,200,353
Transportation - Railroad - 0.9%
         190,500  All America Latina Logistica (GDR)                 10,325,066
Transportation - Services - 1.8%
         189,450  FedEx Corp.                                        19,162,868
Web Portals/Internet Service Providers - 2.1%
         674,215  Yahoo!, Inc.*                                      23,152,543
Wireless Equipment - 0.6%
         196,465  Crown Castle International Corp.*                   6,214,188
--------------------------------------------------------------------------------
Total Common Stock (cost $681,108,677)                              883,456,824
--------------------------------------------------------------------------------
Other Securities - 12.2%
     133,475,219  State Street Navigator Securities
                    Lending Prime Portfolio + (cost
                    $133,475,219)                                   133,475,219
--------------------------------------------------------------------------------
Repurchase Agreements - 3.0%
$      5,200,000  Cantor Fitzgerald & Co., 4.46% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $5,200,644
                    collateralized by $12,174,635 in U.S.
                    Government Agencies 1.63% - 7.50%,
                    12/15/13 - 10/15/35 with a value of
                    $5,304,016                                        5,200,000

      27,200,000  Fortis Bank N.V., 4.49% dated 1/31/06,
                    maturing 2/1/06 to be repurchased at
                    $27,203,392 collateralized by
                    $32,462,496 in U.S.
                    Government Agencies 4.648% - 4.872%,
                    8/25/33 - 10/25/35 with a value
                    of $27,744,000                                   27,200,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $32,400,000)                       32,400,000
--------------------------------------------------------------------------------
Time Deposit - 3.8%
      41,200,000  PNC Bank N.A., ETD
                     4.44%, 2/1/06 (cost $41,200,000)                41,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $888,183,896) - 100%               $1,090,532,043
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    13,755,345                     1.3%
Brazil                                     100,057,078                     9.2
Canada                                      15,573,263                     1.4
France                                       8,104,943                     0.7
India                                        9,306,810                     0.9
Israel                                      18,262,266                     1.7
Italy                                       22,351,372                     2.0
Japan                                       11,415,788                     1.0
Mexico                                      45,637,937                     4.2
Switzerland                                 48,000,565                     4.4
Turkey                                      23,733,380                     2.2
United States++                            774,333,296                    71.0
Total                                  $ 1,090,532,043                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (52.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of January 31, 2006)

                                                                    Value as a %
                                       Value            of Investment Securities
--------------------------------------------------------------------------------
Janus Orion Fund
Bajaj Hindusthan, Ltd. (GDR)        $2,722,636                              0.2%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                  Value as a %
                                   Acquisition      Acquisition                   of Investment
                                       Date             Cost           Value       Securities
------------------------------------------------------------------------------------------------
Janus Orion Fund
Bajaj Hindusthan, Ltd. (GDR)oo       1/27/06         $2,722,636     $2,722,636             0.2%
------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 92.0%
Agricultural Chemicals - 2.7%
       1,166,151  Potash Corporation of Saskatchewan, Inc.       $  104,938,745
Agricultural Operations - 1.3%
         834,150  Bunge, Ltd.#                                       49,181,484
Airlines - 0.1%
         107,560  Copa Holdings S.A. - Class A*                       2,581,440
Apparel Manufacturers - 0.8%
       3,901,900  Burberry Group PLC                                 29,917,968
Audio and Video Products - 2.9%
       2,268,200  Sony Corp.                                        110,214,739
Automotive - Cars and Light Trucks - 2.6%
         379,552  BMW A.G.                                           17,175,634
       7,386,900  Nissan Motor Company, Ltd.                         83,122,697
                                                                    100,298,331
Automotive - Truck Parts and Equipment - Original - 0.0%
         144,600  TI Automotive, Ltd. *, oo, ^                                0
Brewery - 0.4%
         118,560  Hite Brewery Company, Ltd.*                        15,178,728
Broadcast Services and Programming - 0.9%
         389,515  Grupo Televisa S.A. (ADR)#                         32,543,978
Building - Residential and Commercial - 0.4%
         465,275  Desarrolladora Homex S.A. (ADR)*,#                 16,149,695
Casino Hotels - 0.6%
         324,410  Kerzner International, Ltd.*,#                     21,164,508
Commercial Banks - 8.5%
       1,323,237  Anglo Irish Bank Corporation PLC                   20,887,122
       9,703,457  Banco De Oro                                        6,893,115
         495,960  Banco De Oro (GDR)*                                 6,621,066
       1,687,600  Banco Nossa Caixa S.A.*                            40,435,262
       8,102,100  Bangkok Bank Public Company, Ltd.                  23,725,646
         979,314  Commerzbank A.G.                                   33,284,823
         382,905  Julius Baer Holding, Ltd.#                         30,759,391
         430,370  Kookmin Bank*                                      34,174,407
           3,451  Mitsubishi UFJ Financial Group, Inc.               49,718,172
           6,189  Mizuho Financial Group, Inc.                       50,649,504
       2,455,899  Punjab National Bank, Ltd.                         25,911,474
                                                                    323,059,982
Commercial Services - 0.4%
         450,600  Park24 Company, Ltd.                               16,325,391
Computers - 1.5%
         834,413  Research In Motion, Ltd. (U.S. Shares)*,#          56,322,878
Computers - Peripheral Equipment - 0.6%
         559,480  Logitech International S.A.*                       23,784,847
Cosmetics and Toiletries - 1.1%
         669,640  LG Household & Health Care, Ltd.*                  43,039,113
Distribution/Wholesale - 2.7%
      11,738,500  Esprit Holdings, Ltd.                             102,060,755
Diversified Financial Services - 0.1%
       9,883,152  Reliance Capital Ventures, Ltd.*, oo,ss.            5,372,739
Diversified Minerals - 2.7%
      56,405,350  Caemi Mineracao e Metalurgica S.A.                101,233,833
Diversified Operations - 4.8%
         883,600  Bradespar S.A.*                                    29,919,367
      13,060,000  China Resources Enterprise, Ltd.                   27,777,384
         680,067  Louis Vuitton Moet Hennessy S.A.#                  61,359,242
      39,641,000  Melco International Development, Ltd.              63,106,745
                                                                    182,162,738
Electric - Integrated - 0.3%
       9,883,152  Reliance Energy Ventures, Ltd.*, oo,ss.            10,683,883
Electric Products - Miscellaneous - 2.1%
      12,672,000  Toshiba Corp.                                      81,127,590
Electronic Components - Semiconductors - 5.4%
      22,451,477  ARM Holdings PLC                                   52,922,394
      14,857,000  Chartered Semiconductor Manufacturing, Ltd.*       12,822,761
         184,320  Samsung Electronics Company, Ltd.                 141,395,117
                                                                    207,140,272
Energy - Alternate Sources - 0.9%
         503,200  Suntech Power Holdings Company, Ltd. (ADR)*,#      21,380,968
         553,936  Suzlon Energy, Ltd.*                               14,654,667
                                                                     36,035,635
Finance - Investment Bankers/Brokers - 1.9%
       5,314,000  Mitsubishi UFJ Securities Company, Ltd.            73,523,055
Finance - Mortgage Loan Banker - 1.5%
       1,843,110  Housing Development Finance Corporation, Ltd.      55,959,535
Hotels and Motels - 0.6%
         410,570  Four Seasons Hotels, Inc.                          23,657,043
Insurance Brokers - 1.1%
       1,185,770  Willis Group Holdings, Ltd.                        41,158,077
Internet Gambling - 0.9%
       9,969,022  IG Group Holdings PLC*                             32,543,729
Internet Security - 0.9%
       1,534,320  Check Point Software Technologies, Ltd.
                  (U.S. Shares)*,# 33,202,685 Investment Companies - 1.0%
       8,578,064  SM Investments Corp.                               39,526,454
Life and Health Insurance - 0.4%
      16,252,000  China Life Insurance Company, Ltd.
                  - H shares*                                        16,235,764
Medical - Drugs - 1.7%
         420,611  Roche Holding A.G.                                 66,458,150
Medical Instruments - 0.9%
       1,995,774  Elekta AB - Class B#                               33,901,956
Metal - Diversified - 0.8%
         632,389  Inco, Ltd.#                                        32,228,771
Multi-Line Insurance - 1.6%
         214,619  Allianz A.G.                                       34,547,572
      12,377,000  Ping An Insurance Group Company of
                  China, Ltd. - Class H                              27,361,741
                                                                     61,909,313
Oil - Field Services - 1.5%
         825,156  Technip S.A.#                                      56,050,526
Oil Companies - Exploration and Production - 1.7%
          31,427  Niko Resources, Ltd.                                1,468,092
         558,800  Oil and Natural Gas Corporation, Ltd.              15,675,527
       1,604,188  Western Oil Sands, Inc. - Class A*                 49,095,294
                                                                     66,238,913
Oil Companies - Integrated - 3.1%
         771,580  Lukoil (ADR)                                       59,025,870
         745,575  Suncor Energy, Inc.                                59,597,563
                                                                    118,623,433
Oil Refining and Marketing - 0.0%
       9,883,152  Reliance Natural Resources, Ltd.*, oo,
                  ss.                                                 1,119,904
Paper and Related Products - 0.2%
       1,247,200  Suzano Bahia Sul Papel e Celulose S.A.              7,724,521
Petrochemicals - 4.2%
       9,883,152  Reliance Industries, Ltd.                         159,855,084
Real Estate Management/Services - 2.3%
       3,804,000  Mitsubishi Estate Company, Ltd.                    88,367,077
Real Estate Operating/Development - 6.0%
      78,415,800  Ayala Land, Inc.                                   16,184,503
       5,635,000  Capitaland, Ltd.                                   13,756,612
      90,066,000  China Overseas Land & Investment, Ltd.             46,729,483
       3,781,200  Cyrela Brazil Realty S.A.                          56,410,308
      13,019,000  Hang Lung Properties, Ltd.                         25,340,711
       1,576,847  Sumitomo Realty & Development Company, Ltd.        35,756,473
       3,310,000  Sun Hung Kai Properties, Ltd.                      34,282,943
                                                                    228,461,033
Semiconductor Components/Integrated Circuits - 0.5%
      10,369,326  Taiwan Semiconductor Manufacturing
                  Company, Ltd.                                      20,607,736
Semiconductor Equipment - 2.1%
       3,642,662  ASML Holding N.V.*                                 82,109,728
Steel - Producers - 2.9%
      12,191,285  Tata Steel, Ltd.                                  111,690,129
Storage and Warehousing - 0.1%
         402,000  Sumitomo Warehouse Company, Ltd.#                   3,324,155
Sugar - 3.4%
       4,465,364  Bajaj Hindusthan, Ltd.                             37,463,518
       1,009,400  Bajaj Hindusthan, Ltd. (GDR)oo,ss.                  8,196,328
       8,287,279  Balrampur Chini Mills, Ltd.                        28,228,397
       1,405,300  Cosan S.A. Industria e Comercio*                   56,701,188
                                                                    130,589,431
Telecommunication Services - 3.4%
       2,996,620  Amdocs, Ltd. (U.S. Shares)*                        96,491,164
       9,883,152  Reliance Communication Ventures,
                  Ltd.*, oo,ss.                                      32,634,000
                                                                    129,125,164
Television - 1.1%
       4,771,961  British Sky Broadcasting Group PLC                 41,258,349
Tobacco - 0.6%
           1,363  Japan Tobacco, Inc.                                21,147,095
Transportation - Railroad - 1.8%
       1,289,500  All America Latina Logistica (GDR)                 69,890,667
--------------------------------------------------------------------------------
Total Common Stock (cost $2,353,617,877)                          3,517,006,749
--------------------------------------------------------------------------------
Preferred Stock - 0.1%
Web Portals/Internet Service Providers - 0.1%
         355,400  Universo Online S.A.
                  (cost $2,751,484)                                   2,345,769
--------------------------------------------------------------------------------
Other Securities - 6.7%
     253,860,106  State Street Navigator Securities
                  Lending Prime Portfolio+                          253,860,106
       1,869,624  U.S. Treasury Bonds+                                1,869,624
--------------------------------------------------------------------------------
Total Other Securities (cost $255,729,730)                          255,729,730
--------------------------------------------------------------------------------
Repurchase Agreement - 1.2%
     $44,600,000  Cantor Fitzgerald & Co., 4.46% dated
                    1/31/06, maturing 2/1/06 to be
                    repurchased at $44,605,525
                    collateralized by $104,420,912 in U.S.
                    Government Agencies 1.63% - 7.50%,
                    12/15/13 - 10/15/35 with a value of
                    $45,492,139 (cost $44,600,000)                   44,600,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,656,699,091) - 100%             $3,819,682,248
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bahamas                                $    21,164,508                     0.6%
Bermuda                                    192,400,316                     5.1
Brazil                                     364,660,915                     9.7
Canada                                     327,308,386                     8.5
Cayman Islands                              21,380,968                     0.5
China                                       43,597,505                     1.1
France                                     117,409,768                     3.1
Germany                                     85,008,029                     2.2
Hong Kong                                  197,237,266                     5.2
India                                      507,445,185                    13.3
Ireland                                     20,887,122                     0.5
Israel                                      33,202,685                     0.9
Japan                                      613,275,948                    16.0
Mexico                                      48,693,673                     1.3
Netherlands                                 82,109,728                     2.1
Panama                                       2,581,440                     0.1
Philippines                                 69,225,138                     1.8
Russia                                      59,025,870                     1.5
Singapore                                   26,579,373                     0.7
South Korea                                233,787,365                     6.1
Sweden                                      33,901,956                     0.9
Switzerland                                121,002,388                     3.1
Taiwan                                      20,607,736                     0.5
Thailand                                    23,725,646                     0.6
United Kingdom                             253,133,604                     6.7
United States++                            300,329,730                     7.9
    Total                              $ 3,819,682,248                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

^           Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities
as of January 31, 2006

--------------------------------------------------------------------------------
                                                             Value as a % of
                                              Value        Investment Securities
--------------------------------------------------------------------------------
Janus Overseas Fund
Bajaj Hindusthan, Ltd. (GDR)            $ 8,196,328                       0.2%
Reliance Capital Ventures, Ltd.           5,372,739                       0.1%
Reliance Communication Ventures, Ltd.    32,634,000                       0.9%
Reliance Energy Ventures, Ltd.           10,683,883                       0.3%
Reliance Natural Resources, Ltd.          1,119,904                       0.0%
TI Automotive, Ltd.                              --                       0.0%
--------------------------------------------------------------------------------
                                        $58,006,854                       1.5%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

-----------------------------------------------------------------------------------------------------------------
                                                                                                     Value as a %
                                                  Acquisition       Acquisition                     of Investment
                                                     Date               Cost             Value        Securities
-----------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Bajaj Hindusthan, Ltd. (GDR)oo                     1/27/06         $ 8,196,328       $ 8,196,328           0.2%
Reliance Capital Ventures, Ltd.oo                  1/18/06           4,803,069         5,372,739           0.1%
Reliance Communication Ventures, Ltd.oo            1/18/06          32,549,169        32,634,000           0.9%
Reliance Energy Ventures, Ltd.oo                   1/18/06           9,382,739        10,683,883           0.3%
Reliance Natural Resources, Ltd.oo                 1/18/06           1,116,993         1,119,904           0.0%
-----------------------------------------------------------------------------------------------------------------
                                                                   $56,048,298       $58,006,854           1.5%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 97.3%
Advertising Sales - 0.5%
           7,065  Lamar Advertising Co.*                         $      324,425
Agricultural Chemicals - 1.3%
          37,385  Syngenta A.G. (ADR)*,**                               954,813
Apparel Manufacturers - 1.0%
          45,779  Burberry Group PLC**                                  351,012
           9,650  Coach, Inc.*                                          346,918
                                                                        697,930
Athletic Footwear - 0.5%
           4,105  NIKE, Inc. - Class B                                  332,300
Audio and Video Products - 0.6%
           8,440  Sony Corp. (ADR)**                                    412,716
Automotive - Cars and Light Trucks - 1.5%
           8,512  BMW A.G.**                                            385,189
           3,960  Hyundai Motor Company, Ltd.                           357,966
          29,900  Nissan Motor Company, Ltd.**                          336,456
                                                                      1,079,611
Broadcast Services and Programming - 0.6%
          17,345  Liberty Global, Inc. - Class A*                       371,183
           4,425  Liberty Global, Inc. - Class C*                        89,474
                                                                        460,657
Building - Mobile Home and Manufactured Homes - 0.5%
           7,930  Thor Industries, Inc.                                 338,215
Building - Residential and Commercial - 1.4%
           5,270  Lennar Corp.                                          329,691
             455  NVR, Inc.*                                            361,384
           7,930  Pulte Homes, Inc.                                     316,407
                                                                      1,007,482
Casino Hotels - 0.5%
           4,490  Harrah's Entertainment, Inc.                          330,464
Cellular Telecommunications - 2.7%
         161,500  China Mobile, Ltd.                                    784,834
           4,600  Hikari Tsushin, Inc.**                                371,357
          26,780  Nextel Partners, Inc. - Class A*                      749,572
                                                                       1,905,763
Commercial Banks - 1.2%
          35,792  Standard Chartered PLC**                              888,257
Computers - 1.1%
          12,070  Research In Motion, Ltd. (U.S. Shares)*               814,725
Containers - Metal and Glass - 2.6%
          22,915  Ball Corp.                                            928,058
          43,605  Owens-Illinois, Inc.*                                 958,873
                                                                      1,886,931
Cosmetics and Toiletries - 2.4%
          14,985  Colgate-Palmolive Co.                                 822,527
          14,975  Procter & Gamble Co.                                  886,969
                                                                      1,709,496
Data Processing and Management - 2.3%
          17,940  Automatic Data Processing, Inc.                       788,284
          19,055  NAVTEQ Corp.*                                         855,760
                                                                      1,644,044
Dental Supplies and Equipment - 1.2%
          24,415  Patterson Companies, Inc.*                            843,050
Distribution/Wholesale - 0.6%
          50,000  Esprit Holdings, Ltd.                                 434,727
Diversified Financial Services - 0%
          55,452  Reliance Capital Ventures, Ltd.*,oo,ss.                30,145
Diversified Operations - 4.6%
          29,100  Bradespar S.A.*                                       985,347
          94,000  Hutchison Whampoa, Ltd.                               960,266
         275,000  Melco International Development, Ltd.                 437,788
          36,320  Tyco International, Ltd. (U.S. Shares)                946,136
                                                                      3,329,537
E-Commerce/Products - 0.4%
           8,720  Blue Nile, Inc.*                                      325,692
E-Commerce/Services - 1.0%
          13,440  Expedia, Inc.*                                        349,709
          12,690  IAC/InterActiveCorp*                                  368,264
                                                                        717,973
Electric - Generation - 1.1%
          46,030  AES Corp.*                                            784,351
Electric - Integrated - 0.1%
          55,452  Reliance Energy Ventures, Ltd.*,oo,ss.                 59,945
Electronic Components - Semiconductors - 2.7%
          27,010  Advanced Micro Devices, Inc.*                       1,130,638
          27,160  Texas Instruments, Inc.                               793,887
                                                                      1,924,525
Enterprise Software/Services - 1.4%
           4,763  SAP A.G.**                                            975,242
Entertainment Software - 1.2%
          58,035  Activision, Inc.*                                     832,222
Finance - Credit Card - 1.0%
          13,315  American Express Co.                                  698,372
Finance - Investment Bankers/Brokers - 6.7%
          18,865  Citigroup, Inc.                                       878,732
          23,115  JP Morgan Chase & Co.                                 918,821
          13,155  Merrill Lynch & Company, Inc.                         987,546
          76,000  Mitsubishi UFJ Securities Company, Ltd.**           1,051,514
           8,766  UBS A.G.**                                            953,087
                                                                      4,789,700
Finance - Mortgage Loan Banker - 1.3%
          16,200  Fannie Mae                                            938,628
Finance - Other Services - 1.4%
          26,540  International Securities Exchange, Inc.*              985,961
Food - Canned - 0.3%
          12,279  TreeHouse Foods, Inc.*                                241,282
Food - Dairy Products - 1.2%
          21,970  Dean Foods Co.*                                       833,322
Food - Diversified - 1.3%
          20,318  Royal Numico N.V.*,**                                 923,388
Food - Wholesale/Distribution - 1.2%
          28,565  Sysco Corp.                                           876,374
Independent Power Producer - 1.0%
          72,025  Reliant Energy, Inc.*                                 728,893
Insurance Brokers - 1.1%
          22,795  Willis Group Holdings, Ltd.                           791,214
Internet Content - Information/News - 0.6%
          81,290  Harris Interactive, Inc.*                             436,527
Internet Security - 1.2%
          38,855  Check Point Software Technologies, Ltd.
                  (U.S. Shares)*                                        840,822
Medical - Biomedical and Genetic - 2.8%
          39,500  Alexion Pharmaceuticals, Inc.*                      1,138,390
          12,590  Celgene Corp.*                                        895,779
                                                                      2,034,169
Medical - Drugs - 3.6%
          19,955  Abbott Laboratories                                   861,058
          18,555  Forest Laboratories, Inc.*                            858,725
          39,145  Idenix Pharmaceuticals, Inc.*                         890,548
                                                                      2,610,331
Medical - Generic Drugs - 1.1%
          18,670  Teva Pharmaceutical Industries, Ltd. (ADR)            795,902
Medical - HMO - 2.2%
          13,830  Coventry Health Care, Inc.*                           823,853
          12,780  UnitedHealth Group, Inc.                              759,388
                                                                      1,583,241
Medical - Nursing Homes - 1.0%
          18,345  Manor Care, Inc.                                      717,290
Medical Products - 1.4%
          16,205  Varian Medical Systems, Inc.*                         975,703
Motorcycle and Motor Scooter Manufacturing - 0.5%
           7,120  Harley-Davidson, Inc.                                 381,134
Multi-Line Insurance - 1.2%
          13,290  American International Group, Inc.                    869,963
Networking Products - 1.0%
          38,105  Juniper Networks, Inc.*                               690,844
Oil - Field Services - 1.9%
          10,605  Schlumberger, Ltd. (U.S. Shares)**                  1,351,607
Oil Companies - Exploration and Production - 3.5%
          21,125  Canadian Natural Resources, Ltd.
                  (U.S. Shares)                                       1,309,749
          14,035  EOG Resources, Inc.                                 1,186,519
                                                                      2,496,268
Oil Companies - Integrated - 1.9%
          16,808  Suncor Energy, Inc.                                 1,343,548
Oil Refining and Marketing - 0%
          55,452  Reliance Natural Resources, Ltd.*,oo,ss.                6,284
Petrochemicals - 1.3%
          55,452  Reliance Industries, Ltd.                             896,909
Pharmacy Services - 1.1%
          15,870  Caremark Rx, Inc.*                                    782,391
Real Estate Management/Services - 1.6%
          49,000  Mitsubishi Estate Company, Ltd.**                   1,138,272
Real Estate Operating/Development - 1.3%
         374,000  Capitaland, Ltd.                                      913,039
Reinsurance - 1.3%
             310  Berkshire Hathaway, Inc. - Class B*                   908,920
REIT - Mortgages - 1.3%
          43,854  CapitalSource, Inc.*                                  963,034
Retail - Apparel and Shoe - 1.1%
           8,725  Nordstrom, Inc.                                       364,007
          14,650  Urban Outfitters, Inc.*                               400,092
                                                                        764,099
Retail - Building Products - 0.4%
           4,690  Lowe's Companies, Inc.                                298,050
Retail - Discount - 1.6%
          16,630  Costco Wholesale Corp.                                829,671
           6,400  Target Corp.                                          350,400
                                                                      1,180,071
Retail - Office Supplies - 0.5%
          14,030  Staples, Inc.                                         332,651
Retail - Regional Department Stores - 0.5%
           8,295  Kohl's Corp.*                                         368,215
Semiconductor Components/Integrated Circuits - 1.3%
          22,160  Maxim Integrated Products, Inc.                       909,446
Soap and Cleaning Preparations - 1.2%
          26,575  Reckitt Benckiser PLC**                               872,738
Telecommunication Services - 1.6%
          29,735  Amdocs, Ltd. (U.S. Shares)*,**                        957,467
          55,452  Reliance Communication Ventures, Ltd.*,oo,ss.         183,102
                                                                      1,140,569
Television - 0.5%
          40,081  British Sky Broadcasting Group PLC**                  346,540
Therapeutics - 2.2%
          13,550  Gilead Sciences, Inc.*                                824,788
          11,480  United Therapeutics Corp.*                            742,412
                                                                      1,567,200
Toys - 0.4%
          17,466  Marvel Entertainment, Inc.*                           290,809
Transportation - Railroad - 1.4%
          19,060  All America Latina Logistica (GDR)                  1,033,049
Transportation - Services - 1.3%
          12,585  United Parcel Service, Inc. - Class B                 942,742
--------------------------------------------------------------------------------
Total Common Stock (cost $60,265,175)                                69,634,749
--------------------------------------------------------------------------------
Repurchase Agreement - 2.7%
      $1,900,000  Bear Stearns & Company, Inc., 4.55%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $1,900,240
                    collateralized by $16,982,518 in U.S.
                    Government Agencies 3.50% - 8.00%,
                    2/1/18 - 4/1/36 with a value of
                    $1,938,002 (cost $1,900,000)                      1,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $62,165,175) - 100%                $   71,534,749
--------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $     2,172,077                     3.0%
Brazil                                       2,018,396                     2.8%
Canada                                       3,468,022                     4.8%
Germany                                      1,360,431                     1.9%
Hong Kong                                    2,182,888                     3.1%
India                                        1,176,385                     1.6%
Israel                                       1,636,724                     2.3%
Japan                                        3,310,315                     4.6%
Netherlands                                  2,274,995                     3.2%
Singapore                                      913,039                     1.3%
South Korea                                    357,966                     0.5%
Switzerland                                  1,907,900                     2.7%
United Kingdom                               3,416,014                     4.8%
United States++                             45,339,597                    63.4%
--------------------------------------------------------------------------------
Total                                  $    71,534,749                   100.0%

++    Includes Short-Term Securities (60.7% excluding Short-Term Securities)

Forward Currency Contracts, Open

    Currency Sold and             Currency      Currency Value      Unrealized
    Settlement Date              Units Sold       in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound  6/28/06              624,000     $   1,111,087     $       4,843
Euro  6/28/06                       704,000           862,686             8,556
Japanese Yen  6/28/06           122,000,000         1,060,388            24,828
Swiss Franc  6/28/06                985,000           782,146             8,892
--------------------------------------------------------------------------------
Total                                           $   3,816,307     $      47,119

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

oo Schedule of Fair Valued Securities (as of January 31, 2006)

                                                Value            Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Janus Research Fund
Reliance Capital Ventures, Ltd.               $ 30,145             0.0%
Reliance Communication Ventures, Ltd.          183,102             0.3%
Reliance Energy Ventures, Ltd.                  59,945             0.1%
Reliance Natural Resources, Ltd.                 6,284             0.0%
--------------------------------------------------------------------------------
                                              $279,476             0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                Acquisition           Acquisition                            Value as a %
                                                    Date                 Cost              Value       of Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Research Fund
Reliance Capital Ventures, Ltd.oo                  1/18/06             $ 26,949            $ 30,145                      0.0%
Reliance Communication Ventures, Ltd.oo            1/18/06              182,626             183,102                      0.3%
Reliance Energy Ventures, Ltd.oo                   1/18/06               52,644              59,945                      0.1%
Reliance Natural Resources, Ltd.oo                 1/18/06                6,267               6,284                      0.0%
                                                                       $268,486            $279,476                      0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                              $   12,269,655
--------------------------------------------------------------------------------

Janus Risk-Managed Stock Fund(1)

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 96.0%
Advertising Agencies - 0.2%
           8,600  Omnicom Group, Inc.                            $      703,394
Aerospace and Defense - 1.1%
          17,900  Boeing Co.                                          1,222,749
             900  General Dynamics Corp.                                104,724
          10,700  Lockheed Martin Corp.                                 723,855
           2,100  Northrop Grumman Corp.                                130,473
          19,800  Raytheon Co.                                          811,206
          37,600  Rockwell Collins, Inc.                              1,764,192
                                                                      4,757,199
Aerospace and Defense - Equipment - 0.2%
          12,000  B.F. Goodrich Co.                                     472,440
           6,800  United Technologies Corp.                             396,916
                                                                        869,356
Agricultural Chemicals - 0.7%
          36,200  Monsanto Co.                                        3,062,882
Agricultural Operations - 0.4%
          53,500  Archer-Daniels-Midland Co.                          1,685,250
Airlines - 0%
          11,500  Southwest Airlines Co.                                189,290
Apparel Manufacturers - 0.2%
          17,700  V. F. Corp.                                           981,996
Appliances - 0.2%
           6,700  Maytag Corp.                                          115,374
           6,800  Whirlpool Corp.                                       548,624
                                                                        663,998
Applications Software - 1.3%
          30,800  Citrix Systems, Inc.*                                 949,872
          24,300  Intuit, Inc.*                                       1,271,619
          82,000  Microsoft Corp.                                     2,308,300
          79,800  Siebel Systems, Inc.                                  846,678
                                                                      5,376,469
Athletic Footwear - 0.3%
           1,000  NIKE, Inc. - Class B                                   80,950
          17,300  Reebok International, Ltd.                          1,020,527
                                                                      1,101,477
Automotive - Truck Parts and Equipment - Original - 0%
             700  Johnson Controls, Inc.                                 48,468
Beverages - Non-Alcoholic - 1.7%
          52,600  Coca-Cola Co.                                       2,176,588
          93,500  Coca-Cola Enterprises, Inc.                         1,845,690
          22,200  Pepsi Bottling Group, Inc.                            643,800
          41,100  PepsiCo, Inc.                                       2,350,098
                                                                      7,016,176
Beverages - Wine and Spirits - 0.4%
          26,000  Brown-Forman Corp. - Class B                        1,843,920
Broadcast Services and Programming - 0.1%
          13,500  Clear Channel Communications, Inc.                    395,145
Building - Residential and Commercial - 0.3%
          14,600  KB Home                                             1,112,520
Building and Construction Products - Miscellaneous - 0.2%
           9,500  Vulcan Materials Co.                                  682,860
Building Products - Air and Heating - 0%
           2,200  American Standard Companies, Inc.                      79,200
Cable Television - 0.2%
          32,400  Comcast Corp. - Class A*                              901,368
Casino Hotels - 0.3%
          17,100  Harrah's Entertainment, Inc.                        1,258,560
Chemicals - Specialty - 0.2%
           5,600  Ashland, Inc.                                         369,152
             300  Eastman Chemical Co.                                   14,463
           7,900  Ecolab, Inc.                                          282,899
                                                                        666,514
Coatings and Paint Products - 0.2%
          15,400  Sherwin-Williams Co.                                  814,660
Commercial Banks - 0.6%
          10,600  AmSouth Bancorporation                                292,666
           1,700  BB&T Corp.                                             66,368
          14,200  M&T Bank Corp.                                      1,537,860
           1,100  Marshall & Ilsley Corp.                                46,134
           8,600  Regions Financial Corp.                               285,348
           6,300  Synovus Financial Corp.                               174,321
           2,200  Zions Bancorporation                                  173,954
                                                                      2,576,651
Commercial Services - Finance - 1.0%
          41,900  Equifax, Inc.                                       1,605,608
           2,400  H&R Block, Inc.                                        58,704
          28,300  Moody's Corp.                                       1,791,956
          24,400  Paychex, Inc.                                         886,940
                                                                      4,343,208
Computer Aided Design - 0.3%
          33,600  Autodesk, Inc.*                                     1,363,824
Computers - 1.3%
          37,100  Apple Computer, Inc.*                               2,801,421
          88,600  Hewlett-Packard Co.                                 2,762,548
           1,000  IBM Corp.                                              81,300
                                                                      5,645,269
Computers - Integrated Systems - 0.2%
          19,300  NCR Corp.*                                            716,995
Computers - Memory Devices - 0%
           9,000  EMC Corp.*                                            120,600
Consumer Products - Miscellaneous - 0.8%
          39,900  Clorox Co.                                          2,388,015
          11,100  Fortune Brands, Inc.                                  832,056
                                                                      3,220,071
Containers - Metal and Glass - 0%
             200  Ball Corp.                                              8,100
Containers - Paper and Plastic - 0%
           1,400  Sealed Air Corp.                                       77,378
Cosmetics and Toiletries - 2.3%
          48,600  Colgate-Palmolive Co.                               2,667,654
           4,200  Estee Lauder Companies, Inc. - Class A                153,174
         118,887  Procter & Gamble Co.                                7,041,677
                                                                      9,862,505
Data Processing and Management - 0.8%
          24,500  Automatic Data Processing, Inc.                     1,076,530
          25,700  First Data Corp.                                    1,159,070
          27,000  Fiserv, Inc.*                                       1,187,460
                                                                      3,423,060
Disposable Medical Products - 0.3%
          23,200  C.R. Bard, Inc.                                     1,471,344
Distribution/Wholesale - 0.5%
          48,600  Genuine Parts Co.                                   2,066,958
Diversified Financial Services - 0%
           2,600  Morgan Stanley                                        159,770
Diversified Operations - 1.7%
           2,000  3M Co.                                                145,500
           3,500  Danaher Corp.                                         198,240
         137,200  General Electric Co.                                4,493,300
          17,800  ITT Industries, Inc.                                1,824,500
           5,500  Textron, Inc.                                         464,530
           2,400  Tyco International, Ltd. (U.S. Shares)                 62,520
                                                                      7,188,590
Drug Delivery Systems - 0.5%
          47,000  Hospira, Inc.*                                      2,103,250
E-Commerce/Products - 0.1%
           6,700  Amazon.com, Inc.*                                     300,294
Electric - Integrated - 6.9%
          11,300  Allegheny Energy, Inc.*                               393,127
          22,600  Ameren Corp.                                        1,147,176
           1,900  American Electric Power Company, Inc.                  70,908
           1,000  Cinergy Corp.                                          43,450
          32,100  CMS Energy Corp.*                                     464,487
          29,800  Consolidated Edison, Inc.                           1,400,898
          13,300  Constellation Energy Group, Inc.                      774,991
          21,000  Dominion Resources, Inc.                            1,586,130
          30,200  DTE Energy Co.                                      1,274,440
           3,100  Duke Energy Corp.                                      87,885
          85,600  Edison International                                3,750,992
          17,900  Entergy Corp.                                       1,244,229
          37,700  Exelon Corp.                                        2,164,734
          46,400  FirstEnergy Corp.                                   2,324,640
          16,200  FPL Group, Inc.                                       676,998
          64,100  PG&E Corp.                                          2,391,571
          16,400  PPL Corp.                                             494,132
          61,300  Public Service Enterprise Group, Inc.               4,267,707
          30,200  Southern Co.                                        1,050,960
          40,500  TECO Energy, Inc.                                     691,740
          31,800  TXU Corp.                                           1,610,352
          43,200  Xcel Energy, Inc.                                     838,944
                                                                     28,750,491
Electronic Components - Miscellaneous - 0.3%
          34,400  Jabil Circuit, Inc.*                                1,389,760
Electronic Components - Semiconductors - 1.4%
           3,200  Advanced Micro Devices, Inc.*                         133,952
          24,500  Broadcom Corp. - Class A*                           1,670,900
           7,600  Freescale Semiconductor, Inc. - Class B*              191,900
          28,300  Intel Corp.                                           601,941
          17,500  Micron Technology, Inc.*                              256,900
          58,200  National Semiconductor Corp.                        1,641,822
           9,700  NVIDIA Corp.*                                         436,112
          31,600  Texas Instruments, Inc.                               923,668
                                                                      5,857,195
Electronic Measuring Instruments - 0.3%
          32,200  Agilent Technologies, Inc.*                         1,091,902
Engines - Internal Combustion - 0.1%
           2,900  Cummins, Inc.                                         282,170
Enterprise Software/Services - 0.5%
          72,100  BMC Software, Inc.*                                 1,593,410
          49,400  Oracle Corp.*                                         620,958
                                                                      2,214,368
Fiduciary Banks - 0.4%
           2,500  Mellon Financial Corp.                                 88,175
           7,000  Northern Trust Corp.                                  365,470
          19,000  State Street Corp.                                  1,148,740
                                                                      1,602,385
Filtration and Separations Products - 0%
           6,200  Pall Corp.                                            178,560
Finance - Consumer Loans - 0.6%
          44,400  SLM Corp.                                           2,484,624
Finance - Investment Bankers/Brokers - 2.5%
           1,100  Bear Stearns Companies, Inc.                          139,106
         121,900  Charles Schwab Corp.                                1,802,901
          61,100  Citigroup, Inc.                                     2,846,038
          14,200  E*TRADE Financial Corp.*                              337,818
          12,800  Goldman Sachs Group, Inc.                           1,808,000
           3,200  JP Morgan Chase & Co.                                 127,200
          24,700  Lehman Brothers Holdings, Inc.                      3,469,115
           2,200  Merrill Lynch & Company, Inc.                         165,154
                                                                     10,695,332
Financial Guarantee Insurance - 0.1%
           7,500  MGIC Investment Corp.                                 495,075
Food - Confectionary - 1.1%
          45,700  Hershey Foods Corp.                                 2,339,840
          38,000  Wm. Wrigley Jr. Co.                                 2,430,480
                                                                      4,770,320
Food - Diversified - 0.7%
          26,200  Campbell Soup Co.                                     784,166
           3,500  ConAgra Foods, Inc.                                    72,555
          21,600  General Mills, Inc.                                 1,049,976
          27,100  Kellogg Co.                                         1,162,590
                                                                      3,069,287
Food - Meat Products - 0.1%
          21,500  Tyson Foods, Inc. - Class A                           308,095
Food - Retail - 0.7%
          10,500  Kroger Co.*                                           193,200
          93,900  Safeway, Inc.                                       2,201,016
           9,800  Whole Foods Market, Inc.                              723,926
                                                                      3,118,142
Food - Wholesale/Distribution - 0.4%
          58,400  Sysco Corp.                                         1,791,712
Gas - Distribution - 0.4%
           4,900  Nicor, Inc.                                           200,410
           2,300  NiSource, Inc.                                         47,219
          27,100  Sempra Energy Co.                                   1,302,155
                                                                      1,549,784
Health Care Cost Containment - 0.7%
          55,800  McKesson Corp.                                      2,957,400
Home Decoration Products - 0.3%
          57,600  Newell Rubbermaid, Inc.                             1,361,664
Hotels and Motels - 0.4%
           6,700  Hilton Hotels Corp.                                   167,031
           2,800  Marriott International, Inc. - Class A                186,592
          24,100  Starwood Hotels & Resorts Worldwide, Inc.           1,465,521
                                                                      1,819,144
Human Resources - 0.1%
          16,400  Robert Half International, Inc.                       599,092
Industrial Automation and Robotics - 0%
           2,700  Rockwell Automation, Inc.                             178,389
Industrial Gases - 0%
           2,300  Air Products and Chemicals, Inc.                      141,887
Instruments - Controls - 0%
           2,500  Thermo Electron Corp.*                                 84,100
Instruments - Scientific - 0.1%
          11,800  Applera Corp. - Applied Biosystems Group              334,412
           1,300  Fisher Scientific International, Inc.*                 86,931
                                                                        421,343
Insurance Brokers - 1.0%
          88,300  Aon Corp.                                           3,021,626
          41,200  Marsh & McLennan Companies, Inc.                    1,252,068
                                                                      4,273,694
Investment Management and Advisory Services - 1.5%
           2,800  Ameriprise Financial, Inc.                            113,932
          25,800  Federated Investors, Inc. - Class B                   996,138
          50,700  Franklin Resources, Inc.                            4,993,950
           1,300  T. Rowe Price Group, Inc.                              99,359
                                                                      6,203,379
Life and Health Insurance - 2.2%
          42,900  AFLAC, Inc.                                         2,014,155
          26,900  CIGNA Corp.                                         3,271,040
           6,800  Jefferson-Pilot Corp.                                 396,644
           5,000  Lincoln National Corp.                                272,650
           9,600  Principal Financial Group, Inc.                       452,736
          30,200  Prudential Financial, Inc.                          2,275,268
           2,900  Torchmark Corp.                                       162,690
          16,100  UnumProvident Corp.                                   327,313
                                                                      9,172,496
Machinery - Construction and Mining - 0%
           2,400  Caterpillar, Inc.                                     162,960
Medical - Biomedical and Genetic - 1.3%
          29,800  Amgen, Inc.*                                        2,172,122
          27,300  Chiron Corp.*                                       1,244,880
          14,400  Genzyme Corp.*                                      1,021,536
          16,800  Millipore Corp.*                                    1,155,504
                                                                      5,594,042
Medical - Drugs - 5.2%
          44,200  Abbott Laboratories                                 1,907,230
          84,600  Bristol-Myers Squibb Co.                            1,928,034
          30,500  Eli Lilly and Co.                                   1,726,910
          51,000  Forest Laboratories, Inc.*                          2,360,280
          77,400  King Pharmaceuticals, Inc.*                         1,451,250
          42,900  MedImmune, Inc.                                     1,463,748
         129,500  Merck & Company, Inc.                               4,467,751
          97,480  Pfizer, Inc.                                        2,503,286
         101,700  Schering-Plough Corp.                               1,947,555
          42,700  Wyeth                                               1,974,875
                                                                     21,730,919
Medical - Generic Drugs - 0.6%
          62,800  Mylan Laboratories, Inc.                            1,237,160
          33,400  Watson Pharmaceuticals, Inc.*                       1,105,206
                                                                      2,342,366
Medical - HMO - 3.0%
          39,200  Aetna, Inc.                                         3,794,560
          24,600  Coventry Health Care, Inc.*                         1,465,422
          23,600  Humana, Inc.*                                       1,316,172
          45,000  UnitedHealth Group, Inc.                            2,673,900
          41,300  WellPoint, Inc.*                                    3,171,840
                                                                     12,421,894
Medical - Hospitals - 1.4%
          93,800  HCA, Inc.                                           4,603,704
          61,600  Health Management Associates, Inc. -
                  Class A                                             1,294,832
                                                                      5,898,536
Medical - Nursing Homes - 0.2%
          20,500  Manor Care, Inc.                                      801,550
Medical - Wholesale Drug Distributors - 1.3%
          42,500  AmerisourceBergen Corp.                             1,854,700
          51,800  Cardinal Health, Inc.                               3,731,672
                                                                      5,586,372
Medical Information Systems - 0%
           3,300  IMS Health, Inc.                                       81,180
Medical Instruments - 1.8%
          41,100  Guidant Corp.                                       3,024,960
          40,900  Medtronic, Inc.                                     2,309,623
          47,400  St. Jude Medical, Inc.*                             2,328,762
                                                                      7,663,345
Medical Labs and Testing Services - 0.4%
           4,000  Laboratory Corporation of America
                  Holdings*                                             234,600
          29,900  Quest Diagnostics, Inc.                             1,477,957
                                                                      1,712,557
Medical Products - 2.8%
          51,500  Baxter International, Inc.                          1,897,775
          36,700  Becton, Dickinson and Co.                           2,378,160
          92,100  Johnson & Johnson                                   5,299,434
          26,100  Stryker Corp.                                       1,302,390
          12,500  Zimmer Holdings, Inc.*                                861,875
                                                                     11,739,634
Multi-Line Insurance - 2.7%
          24,800  ACE, Ltd.                                           1,357,800
          42,900  Allstate Corp.                                      2,232,945
           1,100  American International Group, Inc.                     72,006
          16,700  Genworth Financial, Inc. - Class A                    547,092
           8,600  Hartford Financial Services Group, Inc.               707,178
          47,000  Loews Corp.                                         4,638,430
          39,300  MetLife, Inc.                                       1,971,288
                                                                     11,526,739
Multimedia - 0.5%
          14,900  E.W. Scripps Co. - Class A                            720,266
           9,100  McGraw-Hill Companies, Inc.                           464,464
           2,300  Meredith Corp.                                        125,948
          34,900  News Corporation, Inc. - Class A                      550,024
           1,900  Viacom, Inc. - Class B*                                78,812
           1,700  Walt Disney Co.                                        43,027
                                                                      1,982,541
Networking Products - 0%
           1,500  Cisco Systems, Inc.*                                   27,855
Oil - Field Services - 1.4%
          18,000  Baker Hughes, Inc.                                  1,393,920
          41,400  BJ Services Co.                                     1,676,286
          20,000  Halliburton Co.                                     1,591,000
           9,100  Schlumberger, Ltd. (U.S. Shares)                    1,159,795
           1,700  Weatherford International, Ltd*                        76,126
                                                                      5,897,127
Oil and Gas Drilling - 0.7%
           9,600  Nabors Industries, Ltd.*                              780,000
           2,400  Noble Corp.                                           193,056
          22,000  Transocean, Inc.*                                   1,785,300
                                                                      2,758,356
Oil Companies - Exploration and Production - 3.3%
          10,100  Anadarko Petroleum Corp.                            1,088,982
           1,060  Apache Corp.                                           80,062
          38,600  Burlington Resources, Inc.                          3,522,636
          18,600  Devon Energy Corp.                                  1,268,706
          39,100  EOG Resources, Inc.                                 3,305,514
          35,178  Kerr-McGee Corp.                                    3,883,299
           8,600  XTO Energy, Inc.                                      422,088
                                                                     13,571,287
Oil Companies - Integrated - 3.9%
           4,200  Amerada Hess Corp.                                    650,160
          16,033  Chevron Corp.                                         952,040
          59,700  ConocoPhillips                                      3,862,590
          87,700  Exxon Mobil Corp.                                   5,503,174
          32,711  Marathon Oil Corp.                                  2,514,495
          27,200  Occidental Petroleum Corp.                          2,657,712
                                                                     16,140,171
Oil Field Machinery and Equipment - 0.4%
          21,500  National-Oilwell Varco, Inc.*                       1,635,505
Oil Refining and Marketing - 1.9%
          40,500  Sunoco, Inc.                                        3,855,600
          69,300  Valero Energy Corp.                                 4,326,399
                                                                      8,181,999
Optical Supplies - 0.8%
          24,500  Allergan, Inc.                                      2,851,800
          10,900  Bausch & Lomb, Inc.                                   736,295
                                                                      3,588,095
Paper and Related Products - 0.1%
           6,100  Temple-Inland, Inc.                                   286,090
Pharmacy Services - 2.4%
          25,400  Caremark Rx, Inc.*                                  1,252,220
          46,000  Express Scripts, Inc. - Class A*                    4,199,340
          85,217  Medco Health Solutions, Inc.*                       4,610,240
                                                                     10,061,800
Pipelines - 0.7%
          30,100  Kinder Morgan, Inc.                                 2,897,125
Power Converters and Power Supply Equipment - 0.1%
          19,200  American Power Conversion Corp.                       455,040
Printing - Commercial - 0%
           2,300  R.R. Donnelley & Sons Co.                              74,980
Property and Casualty Insurance - 2.5%
           9,300  Chubb Corp.                                           877,455
          38,100  Progressive Corp.                                   4,002,024
          42,700  SAFECO Corp.                                        2,231,075
          72,200  St. Paul Travelers Companies, Inc.                  3,276,436
                                                                     10,386,990
Publishing - Newspapers - 0.1%
             700  Gannett Company, Inc.                                  43,260
           5,600  Knight-Ridder, Inc.                                   348,600
                                                                        391,860
REIT - Apartments - 0.3%
          21,700  Archstone-Smith Trust, Inc.                         1,016,862
           9,400  Equity Residential Properties Trust                   398,654
                                                                      1,415,516
REIT - Office Property - 0.3%
          37,700  Equity Office Properties Trust                      1,199,614
REIT - Regional Malls - 0.4%
          21,900  Simon Property Group, Inc.                          1,814,196
REIT - Storage - 0.1%
           7,500  Public Storage, Inc.                                  544,275
REIT - Warehouse and Industrial - 0.1%
           6,700  ProLogis                                              343,174
Retail - Apparel and Shoe - 0.5%
          51,400  Nordstrom, Inc.                                     2,144,408
Retail - Auto Parts - 0%
           2,100  AutoZone, Inc.*                                       205,275
Retail - Automobile - 0.1%
           9,500  Auto Nation, Inc.*                                    211,755
Retail - Building Products - 0%
             400  Lowe's Companies, Inc.                                 25,420
Retail - Consumer Electronics - 0.2%
           6,000  Best Buy Company, Inc.                                303,960
          14,600  Circuit City Stores, Inc.                             368,066
                                                                        672,026
Retail - Discount - 0.4%
           7,600  Big Lots, Inc.*                                       101,612
          13,800  Costco Wholesale Corp.                                688,482
          14,600  Target Corp.                                          799,350
           7,100  TJX Companies, Inc.                                   181,263
                                                                      1,770,707
Retail - Drug Store - 0.8%
          49,400  CVS Corp.                                           1,371,344
          44,900  Walgreen Co.                                        1,943,272
                                                                      3,314,616
Retail - Jewelry - 0.2%
          17,700  Tiffany & Co.                                         667,290
Retail - Major Department Stores - 0.6%
          43,700  J.C. Penney Company, Inc.                           2,438,460
           2,303  Sears Holdings Corp.*                                 279,676
                                                                      2,718,136
Retail - Office Supplies - 0.8%
         105,500  Office Depot, Inc.*                                 3,497,325
Retail - Regional Department Stores - 0.5%
          25,590  Federated Department Stores, Inc.                   1,705,062
          10,500  Kohl's Corp.*                                         466,095
                                                                      2,171,157
Retail - Restaurants - 1.2%
          39,800  Darden Restaurants, Inc.                            1,618,268
          28,900  Starbucks Corp.*                                      916,130
          22,500  Wendy's International, Inc.                         1,326,375
          28,200  Yum! Brands, Inc.                                   1,395,054
                                                                      5,255,827
Savings/Loan/Thrifts - 0.3%
          15,500  Golden West Financial Corp.                         1,094,610
Schools - 0%
           1,500  Apollo Group, Inc. - Class A*                          83,505
Semiconductor Components/Integrated Circuits - 0%
           3,200  Linear Technology Corp.                               119,072
Semiconductor Equipment - 0%
           6,600  Applied Materials, Inc.                               125,730
Super-Regional Banks - 1.7%
          86,826  Bank of America Corp.                               3,840,313
           2,400  KeyCorp                                                84,936
           7,300  National City Corp.                                   249,514
           4,300  PNC Bank Corp.                                        278,898
          18,700  SunTrust Banks, Inc.                                1,336,115
           4,100  U.S. Bancorp                                          122,631
          12,897  Wachovia Corp.                                        707,143
           8,000  Wells Fargo & Co.                                     498,880
                                                                      7,118,430
Telecommunication Equipment - 0.3%
          21,200  ADC Telecommunications, Inc.*                         537,632
          10,200  Scientific-Atlanta, Inc.                              436,152
          17,900  Tellabs, Inc.*                                        228,941
                                                                      1,202,725
Telecommunication Equipment - Fiber Optics - 0.5%
          84,300  Corning, Inc.*                                      2,052,705
Telephone - Integrated - 1.1%
          22,300  ALLTEL Corp.                                        1,338,669
           6,300  BellSouth Corp.                                       181,251
          90,800  Citizens Communications Co.                         1,114,116
          34,424  Sprint Nextel Corp.                                   787,965
          32,800  Verizon Communications, Inc.                        1,038,448
                                                                      4,460,449
Telephone- Local - 0.9%
         150,173  AT&T, Inc.                                          3,896,989
Television - 0%
           1,900  CBS Corp. - Class B                                    49,647
Therapeutics - 0.4%
          24,800  Gilead Sciences, Inc.*                              1,509,576
Tobacco - 1.2%
          49,000  Altria Group, Inc.                                  3,544,660
          12,000  Reynolds American, Inc.                             1,213,560
           8,400  UST, Inc.                                             327,096
                                                                      5,085,316
Tools - Hand Held - 0.2%
          19,400  Snap-On, Inc.                                         778,522
Toys - 0%
           1,600  Mattel, Inc.                                           26,400
Transportation - Railroad - 1.4%
          39,100  Burlington Northern Santa Fe Corp.                  3,132,692
          17,200  CSX Corp.                                             920,716
           2,600  Norfolk Southern Corp.                                129,584
          21,200  Union Pacific Corp.                                 1,875,352
                                                                      6,058,344
Travel Services - 0.1%
          13,800  Sabre Group Holdings, Inc.                            338,100
Web Portals/Internet Service Providers - 0%
           4,400  Yahoo!, Inc.*                                         151,096
Wireless Equipment - 0.5%
          24,100  Motorola, Inc.                                        547,311
          28,300  QUALCOMM, Inc.                                      1,357,268
                                                                      1,904,579
--------------------------------------------------------------------------------
Total Common Stock (cost $351,332,668)                              405,345,786
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.2%
      $1,000,000  U.S. Treasury Bill, 3.91%, 3/26/06**
                  (amortized cost $994,569)                             994,569
--------------------------------------------------------------------------------
Time Deposit - 3.8%
      15,900,000  PNC Bank N.A. ETD, 4.44%, 1/31/06
                  ($15,900,000)                                      15,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $368,227,237) - 100%               $  422,240,355
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)
                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $       918,646                     0.2%
Cayman Islands                               3,336,156                     0.8%
Netherlands                                  1,159,795                     0.3%
United States++                            416,825,758                    98.7%
    Total                              $   422,240,355                   100.0%

++    Includes Short-Term Securities (94.7% excluding Short-Term Securities)

Schedule of Futures Contracts
As of January 31, 2006

Financial Futures - Long

231 Contracts S&P 500(R) E-mini
              expires March 2006, principal
              amount $14,630,817, value $14,824,425
              cumulative appreciation.......................     $      193,608

Notes to Schedule of Investments (unaudited)

(1) Effective February 28, 2006, Janus Risk-Managed Stock Fund will change its name to INTECH Risk-Managed Stock Fund.

ETD              Euro Time Deposit

REIT             Real Estate Investment Trust

U.S. Shares      Securities of foreign companies trading on an American
                 Stock Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund                                    $      994,569
--------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                             Value
--------------------------------------------------------------------------------
Corporate Bonds - 15.6%
Beverages - Non-Alcoholic - 0.8%
$      2,000,000  Bottling Group LLC, 2.45%, senior notes,
                  due 10/16/06                                   $    1,964,134
Cable Television - 0.6%
       1,300,000  Lenfest Communications, Inc., 10.50%,
                  senior subordinated notes, due 6/15/06              1,322,242
Cellular Telecommunications - 0.3%
         725,000  Rogers Wireless Communications, Inc.,
                  6.535%, secured notes, due 12/15/10                   747,656
Computer Services - 0.2%
           1,188  Sungard Data Systems, Inc., 6.68%, bank
                  loan, due 1/5/13+++                                     1,199
         471,438  Sungard Data Systems, Inc., 6.81%, bank
                  loan, due 1/5/13+++                                   476,105
                                                                        477,304
Diversified Financial Services - 1.4%
       3,250,000  General Electric Capital Corp., 3.50%,
                  notes, due 8/15/07                                  3,181,688
Electric - Integrated - 2.0%
       4,250,000  FirstEnergy Corp., 5.50%, notes, due 11/15/06       4,261,627
         550,000  TXU Corp., 6.375%, senior notes, due 6/15/06          551,821
                                                                      4,813,448
Electronic Components - Semiconductors - 0.5%
       1,125,000  Freescale Semiconductor, Inc., 7.35%,
                  senior notes, due 7/15/09+++                        1,150,313
Finance - Auto Loans - 1.9%
       1,025,000  Ford Motor Credit Co., 6.625%, notes,
                  due 6/16/08                                           964,511
       2,000,000  General Motors Acceptance Corp., 4.50%,
                  notes, due 7/15/06                                  1,980,305
       1,485,000  General Motors Acceptance Corp., 7.25%,
                  notes, due 3/2/11                                   1,432,731
                                                                      4,377,547
Finance - Investment Bankers/Brokers - 1.8%
       3,010,000  Citigroup, Inc., 3.50%, notes, due 2/1/08**         2,929,172
       1,350,000  Lehman Brothers Holdings, Inc., 4.50%,
                  notes, due 7/26/10                                  1,317,098
                                                                      4,246,270
Gas - Transportation - 0.4%
       1,000,000  Williams Gas Pipelines Central, Inc.,
                  7.375%, senior notes, due 11/15/06 (144A)           1,016,308
Independent Power Producer - 1.1%
       2,128,309  NRG Energy, Inc., 0%, bank loan, due 9/30/12+++     2,140,717
         485,240  NRG Energy, Inc., 0%, bank loan, due 9/30/12+++       487,972
                                                                      2,628,689
Office Supplies and Forms - 0%
          22,500  Acco Brands Corp., 6.35225%, bank loan,
                  due 8/1/12+++                                          22,760
          18,750  Acco Brands Corp., 6.24688%, bank loan,
                  due 8/1/12+++                                          18,967
          18,600  Acco Brands Corp., 6.12%, bank loan, due
                  8/1/12+++                                              18,815
                                                                         60,542
Oil Companies - Integrated - 0.8%
       2,000,000  BP Capital Markets PLC, 2.75% company
                  guaranteed notes, due 12/29/06                      1,964,086
Pipelines - 1.2%
       1,610,000  Enterprise Products Operating L.P.,
                  4.00%, senior notes, due 10/15/07                   1,576,049
         123,839  Magellan Midstream Holdings L.P., 6.50%,
                  bank loan, due 12/21/10+++                            125,001
         985,000  Williams Companies, Inc., 0%, notes, due
                  10/1/10 (144A)+++                                   1,007,163
                                                                      2,708,213
Reinsurance - 1.3%
       3,250,000  Berkshire Hathaway, Inc., 3.375%, notes,
                  due 10/15/08                                        3,126,484
Retail - Regional Department Stores - 0.1%
         159,494  Neiman Marcus Group, Inc., 6.94688%,
                  bank loan, due 3/13/13+++                             161,089
Telecommunication Services - 0.3%
         750,000  Verizon Global Funding Corp., 4.00%,
                  senior unsecured notes, due 1/15/08                   734,744
Telephone - Integrated - 0.5%
       1,100,000  Mountain States Telephone & Telegraph
                  Co., 6.00%, debentures, due 8/1/07                  1,100,000
Transportation - Railroad - 0.4%
         735,000  TFM S.A. de C.V., 12.50%, senior notes,
                  due 6/15/12                                           834,225
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $37,092,141)                             36,614,982
--------------------------------------------------------------------------------
U.S. Government Agencies - 3.3%
       1,665,000  Federal Home Loan Bank System, 3.75%,
                  due 5/15/07                                         1,642,346
       6,215,000  Freddie Mac, 3.625%, due 9/15/06                    6,172,614
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,872,182)                      7,814,960
--------------------------------------------------------------------------------
U.S. Treasury Notes - 56.2%
         115,000  U.S. Treasury Notes, 2.75%, due 6/30/06               114,178
       7,405,000  U.S. Treasury Notes, 2.50%, due 9/30/06#            7,304,336
       5,530,000  U.S. Treasury Notes, 2.50%, due 10/31/06#           5,446,187
      12,790,000  U.S. Treasury Notes, 3.50%, due 11/15/06#          12,681,579
       6,415,000  U.S. Treasury Notes, 2.875%, due 11/30/06#          6,325,543
       3,425,000  U.S. Treasury Notes, 3.00%, due 12/31/06#           3,375,766
       3,555,432  U.S. Treasury Notes, 3.375%, due 1/15/07 ^,#        3,605,987
       2,150,000  U.S. Treasury Notes, 3.125%, due 1/31/07#           2,119,178
       1,675,000  U.S. Treasury Notes, 2.25%, due 2/15/07#            1,635,545
       3,125,000  U.S. Treasury Notes, 3.375%, due 2/28/07#           3,085,206
       6,225,000  U.S. Treasury Notes, 3.75%, due 3/31/07#            6,166,155
      11,190,000  U.S. Treasury Notes, 3.625%, due 4/30/07#          11,061,494
       2,980,000  U.S. Treasury Notes, 3.125%, due 5/15/07#           2,926,452
       1,610,000  U.S. Treasury Notes, 3.875%, due 7/31/07#           1,594,402
      15,455,000  U.S. Treasury Notes, 2.75%, due 8/15/07            15,046,292
         185,000  U.S. Treasury Notes, 4.00%, due 9/30/07#              183,360
      12,000,000  U.S. Treasury Notes, 4.25%, due 10/31/07#          11,941,404
       6,105,000  U.S. Treasury Notes, 3.00%, due 11/15/07#           5,945,696
       1,950,000  U.S. Treasury Notes, 4.25%, due 11/30/07#           1,940,402
       5,009,946  U.S. Treasury Notes, 3.625%, due 1/15/08 ^,#        5,180,990
         990,000  U.S. Treasury Notes, 3.75%, due 5/15/08#              974,106
       2,850,000  U.S. Treasury Notes, 4.375%, due 11/15/08#          2,841,538
       2,050,000  U.S. Treasury Notes, 4.00%, due 6/15/09#            2,018,289
       4,295,000  U.S. Treasury Notes, 3.50%, due 8/15/09#            4,155,748
       1,330,000  U.S. Treasury Notes, 3.50%, due 2/15/10             1,280,697
       3,735,000  U.S. Treasury Notes, 4.125%, due 8/15/10#           3,676,786
       4,500,000  U.S. Treasury Notes, 3.875%, due 9/15/10#           4,382,051
       3,065,000  U.S. Treasury Notes, 4.25%, due 10/15/10#           3,031,598
       1,020,000  U.S. Treasury Notes, 4.50%, due 12/15/10#           1,014,183
         490,000  U.S. Treasury Notes, 4.25%, due 1/15/11#              485,368
                                                                    129,421,338
--------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $133,216,170)                       131,540,516
--------------------------------------------------------------------------------
Other Securities - 20.5%
      47,953,198  State Street Navigator Securities
                  Lending Prime Portfolio+(cost
                  $47,953,198)                                       47,953,198
--------------------------------------------------------------------------------
Repurchase Agreement - 4.4%
     $10,200,000  Bear Stearns & Company, Inc., 4.55%
                    dated 1/31/06, maturing 2/1/06
                    to be repurchased at $10,201,289
                    collateralized by $91,169,309
                    in U.S. Government Agencies
                    3.50% - 8.00%, 2/1/18 - 4/1/36
                    with a value of $10,404,012
                    (cost $10,200,000)                               10,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $236,333,691) - 100%                 $234,123,656
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Canada                                 $       747,656                     0.3%
Mexico                                         834,225                     0.4%
United Kingdom                               1,964,086                     0.8%
United States++                            230,577,689                    98.5%
   Total                               $   234,123,656                   100.0%

++ Includes Short-Term Securities and Other Securities (73.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC         Public Limited Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

+++         Rate is subject to change. Rate shown reflects current rate.

^           Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts and/or securities with extended settlement dates as of January 31, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                       $    2,627,478
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 76.4%
Agricultural Chemicals - 1.3%
       1,825,327  UAP Holding Corp.#                             $   38,623,919
Apparel Manufacturers - 0.7%
         800,000  Kellwood Co.#                                      19,368,000
Automotive - Truck Parts and Equipment - Original - 1.3%
         425,000  Modine Manufacturing Co.                           11,517,500
       1,100,000  Superior Industries International, Inc.#           25,520,000
                                                                     37,037,500
Building - Mobile Home and Manufactured Homes - 0.6%
       1,335,800  Monaco Coach Corp.#                                18,086,732
Building and Construction Products - Miscellaneous - 0.5%
         600,000  Trex Company, Inc.*,#                              14,988,000
Chemicals - Plastics - 1.0%
         550,000  A. Schulman, Inc.#                                 13,557,500
         664,400  Spartech Corp.#                                    15,965,532
                                                                     29,523,032
Chemicals - Specialty - 4.1%
       1,850,000  Ferro Corp.#                                       36,389,500
       1,250,000  Lubrizol Corp.                                     57,175,000
         935,900  MacDermid, Inc.#                                   28,217,385
                                                                    121,781,885
Circuit Boards - 0.4%
       1,200,000  TTM Technologies, Inc.*,#                          12,480,000
Coal - 1.0%
         340,000  Arch Coal, Inc.#                                   29,484,800
Commercial Banks - 4.2%
       1,900,000  F.N.B. Corp.#                                      31,996,000
         568,606  First Charter Corp.#                               13,646,544
       1,400,000  First Financial Bancorp.#                          24,766,000
         325,000  Hudson United Bancorp#                             13,536,250
         700,000  Old National Bancorp#                              14,651,000
       1,000,000  Susquehanna Bancshares, Inc.#                      24,140,000
                                                                    122,735,794
Commercial Services - Finance - 0.3%
         411,900  TNS, Inc.*,#                                        8,460,426
Communications Software - 0.6%
         800,000  Inter-Tel, Inc.#                                   17,344,000
Computer Services - 0.9%
       1,000,000  Covansys Corp.*,#                                  15,200,000
         528,200  Manhattan Associates, Inc.*,#                      11,493,632
                                                                     26,693,632
Consulting Services - 0.4%
         284,600  MAXIMUS, Inc.#                                     11,133,552
Decision Support Software - 0.8%
       1,700,000  NetIQ Corp.*,#                                     22,338,000
Distribution/Wholesale - 0.7%
         525,000  Tech Data Corp.*                                   21,645,750
Diversified Operations - 1.4%
         165,900  A.O. Smith Corp.#                                   7,148,631
       1,150,000  Federal Signal Corp.#                              20,389,500
         175,000  Harsco Corp.                                       13,863,500
                                                                     41,401,631
Electric Products - Miscellaneous - 0.3%
         279,900  Littelfuse, Inc.*                                   8,271,045
Electronic Components - Miscellaneous - 0.4%
         652,000  Technitrol, Inc.#                                  13,274,720
Electronic Components - Semiconductors - 0.4%
       2,000,000  Pixelworks, Inc.*,#                                11,420,000
Electronic Measuring Instruments - 0.4%
         500,000  Orbotech, Ltd.*,#                                  12,125,000
Food - Diversified - 0.7%
         750,000  Corn Products International, Inc.#                 20,452,500
Food - Retail - 0.7%
         892,000  Ruddick Corp.#                                     20,614,120
Food - Wholesale/Distribution - 1.3%
       1,200,000  Supervalu, Inc.                                    38,316,000
Footwear and Related Apparel - 2.0%
       2,400,000  Wolverine World Wide, Inc.#                        57,720,000
Internet Infrastructure Equipment - 0.5%
         400,000  Avocent Corp.*,#                                   13,308,000
Internet Security - 0.3%
       1,200,000  SonicWALL, Inc.*,#                                  9,888,000
Investment Management and Advisory Services - 1.5%
       2,000,000  Waddell & Reed Financial, Inc. - Class A           44,560,000
Machine Tools and Related Products - 0.5%
         325,000  Lincoln Electric Holdings, Inc.#                   14,465,750
Machinery - General Industrial - 1.2%
         950,000  Albany International Corp. - Class A#              35,150,000
Medical - Biomedical and Genetic - 0.3%
         392,900  Serologicals Corp.*,#                               8,785,244
Medical - Generic Drugs - 1.4%
       2,700,000  Perrigo Co.#                                       42,147,000
Medical - HMO - 0.6%
         650,000  Molina Healthcare, Inc.*,#                         17,199,000
Medical - Hospitals - 0.9%
         850,000  LifePoint Hospitals, Inc.*,#                       26,222,500
Medical - Nursing Homes - 1.3%
         950,000  Manor Care, Inc.#                                  37,145,000
Medical Information Systems - 0.4%
         881,162  Dendrite International, Inc.*,#                    12,794,472
Medical Instruments - 0.4%
         600,000  Symmetry Medical, Inc.*,#                          12,768,000
Medical Products - 1.5%
         725,000  Invacare Corp.#                                    25,077,750
         850,000  Wright Medical Group, Inc.*,#                      18,972,000
                                                                     44,049,750
Medical Sterilization Products - 1.0%
       1,115,100  Steris Corp.                                       30,107,700
Metal Processors and Fabricators - 1.2%
       1,100,000  Kaydon Corp.#                                      36,784,000
Multi-Line Insurance - 1.6%
       2,250,000  Old Republic International Corp.                   48,262,500
Networking Products - 0.3%
         500,000  Foundry Networks, Inc.*,#                           7,515,000
Oil Companies - Exploration and Production - 6.0%
         850,000  Forest Oil Corp.*                                  43,775,000
         350,000  Houston Exploration Co.*,#                         21,731,500
         300,000  Newfield Exploration Co.*                          15,720,000
       1,200,000  Petrohawk Energy Corp.*,#                          19,200,000
       1,110,000  St. Mary Land & Exploration Co.#                   48,440,400
         650,000  Stone Energy Corp.*,#                              32,506,500
                                                                    181,373,400
Paper and Related Products - 4.1%
       1,671,000  Glatfelter#                                        23,761,620
         400,000  Potlatch Corp.*,#                                  20,492,000
         950,000  Rayonier, Inc.                                     40,612,500
         700,000  Schweitzer-Mauduit International, Inc.             18,634,000
       1,700,000  Wausau Paper Corp.#                                21,675,000
                                                                    125,175,120
Property and Casualty Insurance - 0.7%
         725,000  Harleysville Group, Inc.#                          19,981,000
Publishing - Periodicals - 1.3%
       2,400,000  Reader's Digest Association, Inc.#                 38,136,000
Radio - 1.6%
       1,700,000  Cox Radio, Inc. - Class A*,#                       23,970,000
         725,000  Entercom Communications Corp.*,#                   21,887,750
                                                                     45,857,750
Reinsurance - 0.7%
         728,200  IPC Holdings, Ltd.#                                23,345,464
REIT - Apartments - 1.8%
       1,150,000  Home Properties, Inc.                              52,750,500
REIT - Manufactured Homes - 0.8%
         483,800  Equity Lifestyle Properties, Inc.#                 22,254,800
REIT - Office Property - 1.4%
         200,000  Alexandria Real Estate Equities, Inc.              17,650,000
         750,000  Brandywine Realty Trust, Inc.#                     23,587,500
                                                                     41,237,500
REIT - Warehouse and Industrial - 0.6%
         400,000  EastGroup Properties, Inc.#                        18,888,000
Research and Development - 0.3%
         312,500  PRA International*                                  8,143,750
Retail - Apparel and Shoe - 0.6%
         400,000  Kenneth Cole Productions, Inc.#                    10,736,000
         292,400  Talbots, Inc.#                                      8,149,188
                                                                     18,885,188
Retail - Convenience Stores - 0.9%
       1,100,000  Casey's General Stores, Inc.                       27,995,000
Retail - Discount - 1.6%
       2,080,000  Big Lots, Inc.*,#                                  27,809,600
       1,272,174  Fred's, Inc.#                                      20,202,123
                                                                     48,011,723
Retail - Propane Distribution - 0.5%
         500,000  Inergy L.P.*,#                                     13,450,000
Retail - Restaurants - 0.4%
         400,000  Bob Evans Farms, Inc.#                             10,680,000
Rubber - Tires - 1.1%
       2,200,000  Cooper Tire & Rubber Co.#                          32,978,000
Savings/Loan/Thrifts - 4.9%
       2,200,000  Brookline Bancorp, Inc.#                           32,978,000
       1,646,300  Dime Community Bancshares#                         24,348,777
       2,000,000  First Niagara Financial Group, Inc.                27,600,000
       1,500,000  Provident Financial Services, Inc.#                27,450,000
       1,501,398  Washington Federal, Inc.#                          36,243,748
                                                                    148,620,525
Semiconductor Equipment - 0.2%
         350,000  Brooks Automation, Inc.*                            5,901,000
Telecommunication Services - 0.3%
         890,100  Premiere Global Services, Inc.*                     8,001,999
Telephone - Integrated - 0.1%
         179,000  IDT Corp. - Class B*,#                              2,210,650
Transportation - Railroad - 1.4%
       1,600,000  Kansas City Southern*,#                            41,568,000
Transportation - Services - 1.9%
       2,100,000  Laidlaw International, Inc.#                       57,120,000
Transportation - Truck - 1.0%
         700,000  J.B. Hunt Transport Services, Inc.                 16,660,000
         550,000  Werner Enterprises, Inc.#                          11,852,500
                                                                     28,512,500
Wireless Equipment - 0.9%
       3,650,200  Stratex Networks, Inc.*,#                          15,148,330
       2,250,000  Wireless Facilities, Inc.*,#                       12,015,000
                                                                     27,163,330
--------------------------------------------------------------------------------
Total Common Stock (cost $1,768,106,716)                          2,261,218,421
--------------------------------------------------------------------------------
Money Markets - 5.2%
      25,000,000  Janus Government Money Market Fund, 4.34%          25,000,000
     130,000,000  Janus Institutional Cash Reserves Fund, 4.38%     130,000,000
--------------------------------------------------------------------------------
Total Money Markets (cost $155,000,000)                             155,000,000
--------------------------------------------------------------------------------
Other Securities - 11.4%
     336,439,262  State Street Navigator Securities Lending
                    Prime Portfolio + (cost $336,439,262)           336,439,262
--------------------------------------------------------------------------------
Repurchase Agreement - 4.1%
$    120,300,000  Mitsubishi Securities (USA), Inc., 4.49%
                    dated 1/31/06, maturing 2/1/06 to be
                    repurchased at $120,315,004
                    collateralized by $407,153,852 in U.S.
                    Government Agencies 0% - 5.50%, 2/1/32 -
                    11/1/35 with a value of $122,706,000
                    (cost $120,300,000)                             120,300,000
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 2.9%
                  Fannie Mae:
      30,000,000    4.25%, 3/13/06                                   29,858,333
      20,000,000    4.25%, 3/14/06                                   19,903,194
      35,000,000    4.32%, 3/20/06                                   34,802,601
--------------------------------------------------------------------------------
Total Short-Term U.S. Government Agencies (amortized cost
                  $84,564,128)                                       84,564,128
--------------------------------------------------------------------------------
Total Investments (total cost $2,464,410,106) - 100%             $2,957,521,811
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    19,850,732                     0.7%
Israel                                      12,125,000                     0.4
United States++                          2,925,546,079                    98.9
Total                                  $ 2,957,521,811                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (75.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT        Real Estate Investment Trust

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 40.8%
          16,353  Janus Adviser Risk-Managed Growth Fund -
                  I Shares                                       $      219,622
          21,248  Janus Adviser Risk-Managed Value Fund -
                  I Shares                                              220,344
           9,331  Janus Contrarian Fund                                 149,392
           3,890  Janus Growth and Income Fund                          149,853
           8,572  Janus Overseas Fund                                   307,047
          12,112  Janus Research Fund                                   150,193
                                                                      1,196,451


Fixed-Income Funds - 59.2%
         137,667  Janus Flexible Bond Fund                            1,298,197
          15,267  Janus High-Yield Fund                                 146,104
         101,477  Janus Short-Term Bond Fund                            291,239
                                                                      1,735,540
--------------------------------------------------------------------------------
Total Investments (total cost $2,905,768) - 100%                 $    2,931,991
================================================================================

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Call 1-800-525-3713 or visit www.janus.com for information on the underlying mutual funds.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 80.5%
         103,592  Janus Adviser Risk-Managed Growth Fund -
                  I Shares                                       $    1,391,242
         134,652  Janus Adviser Risk-Managed Value Fund -
                  I Shares                                            1,396,342
          29,568  Janus Growth and Income Fund                        1,138,945
          81,514  Janus Overseas Fund                                 2,919,814
          92,178  Janus Research Fund                                 1,143,004
          21,933  Janus Twenty Fund                                   1,115,970
                                                                      9,105,317
Fixed-Income Funds - 19.5%
         175,585  Janus Flexible Bond Fund                            1,655,766
          58,097  Janus High-Yield Fund                                 555,992
                                                                      2,211,758
--------------------------------------------------------------------------------
Total Investments (total cost $11,078,347) - 100%                $   11,317,075
================================================================================

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Call 1-800-525-3713 or visit www.janus.com for information on the underlying mutual funds.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 60.6%
          53,557  Janus Adviser Risk-Managed Growth Fund -
                  I Shares                                       $      719,277
          69,602  Janus Adviser Risk-Managed Value Fund -
                  I Shares                                              721,776
          24,825  Janus Growth and Income Fund                          956,259
          35,736  Janus Overseas Fund                                 1,280,049
          29,737  Janus Research Fund                                   368,742
           7,092  Janus Twenty Fund                                     360,827
                                                                      4,406,930
Fixed-Income Funds - 39.4%
         227,124  Janus Flexible Bond Fund                            2,141,775
          37,560  Janus High-Yield Fund                                 359,448
         124,892  Janus Short-Term Bond Fund                            358,441
                                                                      2,859,664
--------------------------------------------------------------------------------
Total Investments (total cost $7,166,340) - 100%                 $    7,266,594
================================================================================

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

Call 1-800-525-3713 or visit www.janus.com for information on the underlying mutual funds.

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
Municipal Securities - 100%
Alaska - 2.3%
$      1,845,000  North Slope Borough, Alaska, General
                  Obligation Refunding Bonds, (MBIA
                  Insured)Series A, Variable Rate, 3.08%,
                  6/30/10                                        $    1,845,000
California - 0.6%
         500,000  Los Angeles Regional Airport
                  Improvements Corp. Lease Revenue,
                  (Sublease - L.A. International),
                  Variable Rate, 1.87%, 12/1/25                         500,000
Colorado - 36.3%
         900,000  Arvada, Colorado, Variable Rate, 2.00%,
                  11/1/20                                               900,000
       1,555,000  Aurora, Colorado, CentreTech
                  Metropolitan District, Series A,
                  Variable Rate, 2.30% 12/1/28^                       1,555,000
       3,000,000  Brighton Crossing Metropolitan District
                  No.4, Variable Rate, 2.01%, 12/1/34                 3,000,000
       7,000,000  Colorado Educational and Cultural
                  Facilities Authority Revenue,
                  (California Baptist University Project),
                  Variable Rate, 2.53%, 9/1/35                        7,000,000
         400,000  Colorado Educational and Cultural
                  Facilities Authority Revenue, (Charter
                  School-James Irwin), Variable Rate,
                  2.37%, 9/1/34                                         400,000
       2,290,000  Commerce City, Colorado, Northern
                  Infrastructure General Improvement
                  District, Variable Rate, 3.61%, 12/1/31             2,290,000
       4,000,000  Ebert Metropolitan District
                  Securitization Trust, Series 2004-S1,
                  Variable Rate, 2.01% 12/1/34                        4,000,000
       1,300,000  Ebert Metropolitan District
                  Securitization Trust, Series 2005-S1,
                  Variable Rate, 3.66% 12/1/09                        1,300,000
       1,000,000  Four Mile Ranch Metropolitan District
                  No. 1, Colorado, Variable Rate,
                  2.80%, 12/1/35                                      1,000,000
       2,750,000  NBC Metropolitan District, Colorado,
                  Variable Rate, 1.96%, 12/1/30                       2,750,000
       2,000,000  Summit County, Colorado, School District
                  RE-1, Tax Anticipation Notes, 3.50%
                  6/30/06                                             2,004,215
       3,215,000  Triview, Colorado, Metropolitan
                  District, Variable Rate, 2.10%, 11/21/23            3,215,000
                                                                     29,414,215
Illinois - 19.6%
       2,500,000  Chicago, Illinois, Tax Increment, Series
                  B, Variable Rate, 1.95%, 12/1/14                    2,500,000
       8,025,000  Illinois Development Finance Authority
                  Revenue, (Illinois Central College),
                  Series A Variable Rate, 2.09%, 6/1/33               8,025,000
       2,900,000  Illinois Development Finance Authority
                  Revenue, (Shelby Memorial Hospital
                  Association, Inc.) Series B-1, Variable
                  Rate, 3.06%, 10/1/29                                2,900,000
       1,275,000  Illinois Development Finance Authority
                  Revenue, (St. Anthony's Health Center),
                  Program E-1, Variable Rate, 3.06%,
                  10/1/29                                             1,275,000
       1,150,000  Illinois Health Facilities Authority
                  Revenue, (Blessing Hospital), Series B,
                  Variable Rate 3.07%, 11/15/29                       1,150,000
                                                                     15,850,000
Indiana - 1.4%
       1,100,000  Logansport, Indiana, Economic
                  Development Revenue, (Modine
                  Manufacturing Co.) Variable Rate, 2.14%,
                  1/1/08                                              1,100,000
Iowa - 8.1%
       5,250,000  Buffalo, Iowa, Pollution Control
                  Revenue, (LaFarge Corp.), Series B,
                  Variable Rate 2.12%, 10/1/10                        5,250,000
       1,275,000  Iowa Finance Authority Small Business
                  Development Revenue, (Terrace Center
                  Association), Variable Rate, 2.02%,
                  3/1/22                                              1,275,000
                                                                      6,525,000
Kansas - 1.5%
       1,200,000  Salina, Kansas, Revenue, (Salina Central
                  Mall - Dillards), Variable Rate, 2.07%
                  12/1/14                                             1,200,000
Minnesota - 3.4%
       1,250,000  St. Paul, Minnesota, Housing and
                  Redevelopment Authority Revenue,
                  (Goodwill/Easter Seals), Variable Rate,
                  2.02%, 8/1/25                                       1,250,000
       1,500,000  Stillwater, Minnesota, Private School
                  Facilities Revenue, (Catholic Finance
                  Corporation Project), Variable Rate,
                  2.02%, 12/1/22                                      1,500,000
                                                                      2,750,000
Nebraska - 2.3%
       1,900,000  Norfolk, Nebraska, Industrial
                  Development Revenue, (Supervalu, Inc.),
                  Variable Rate 1.98%, 11/1/14                        1,900,000
Nevada - 2.3%
       1,900,000  Clark County, Nevada, Economic
                  Development Revenue, (Lutheran Secondary
                  School Association), Variable Rate,
                  2.07%, 2/1/30                                       1,900,000
New York - 6.2%
       5,000,000  New York City, New York, Subseries E-3,
                  Variable Rate, 3.01%, 8/1/34                        5,000,000
Oklahoma - 1.0%
         800,000  Oklahoma City, Oklahoma, Industrial and
                  Cultural Facilities Trust Revenue,
                  (Oklahoma Christian College), Variable
                  Rate, 2.14%, 7/1/15                                   800,000
Pennsylvania - 6.2%
       3,145,000  Somerset County Hospital Authority
                  Revenue, (Somerset County Hospital
                  Project) Series A, Variable Rate,
                  3.625%, 3/1/06                                      3,144,880
       1,900,000  Washington County, Pennsylvania,
                  Hospital Authority Revenue, Variable
                  Rate, 1.80% 7/1/31                                  1,900,000
                                                                      5,044,880
Texas - 8.8%
       4,675,000  Alamo Heights, Texas, Higher Education
                  Facilities Corp. Revenue, (University of
                  the Incarnate Word), Variable Rate,
                  1.97%, 4/1/19                                       4,675,000
       2,400,000  State of Texas, (Tax and Revenue
                  Anticipation Notes), 4.50%, 8/31/06                 2,419,537
                                                                      7,094,537
--------------------------------------------------------------------------------
Total Investments (total cost $80,923,632) - 100%                $   80,923,632
================================================================================

Notes to Schedule of Investments (unaudited)

MBIA              Municipal Bond Investors Assurance Corp.

^           Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                           Value
--------------------------------------------------------------------------------
Common Stock - 77.0%
Advanced Materials/Products - 0.9%
          46,310  Hexcel Corp.                                   $      966,490
Advertising Sales - 2.4%
          49,105  Focus Media Holding, Ltd. (ADR)*                    2,680,642
Advertising Services - 0.6%
          10,740  R.H. Donnelley Corp.*                                 704,759
Apparel Manufacturers - 1.4%
          55,735  Quiksilver, Inc.*                                     781,404
          18,890  Volcom, Inc.*                                         716,687
                                                                      1,498,091
Auction House - Art Dealer - 1.4%
          33,780  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)       1,518,411
Beverages - Wine and Spirits - 0.4%
          61,855  Davide Campari - Milano S.P.A.                        483,301
Building - Mobile Home and Manufactured Homes - 1.1%
          28,600  Thor Industries, Inc.                               1,219,790
Building - Residential and Commercial - 0.9%
          29,075  Desarrolladora Homex S.A. (ADR)*                    1,009,193
Cellular Telecommunications - 1.7%
          22,700  Hikari Tsushin, Inc.                                1,832,564
Commercial Services - 1.8%
          38,580  CoStar Group, Inc.*                                 1,929,000
Commercial Services - Finance - 0.7%
          24,495  Euronet Worldwide, Inc.*                              790,454
Containers - Metal and Glass - 1.2%
          58,915  Owens-Illinois, Inc.*                               1,295,541
Diagnostic Equipment - 1.1%
          40,795  Cytyc Corp.*                                        1,227,930
Diagnostic Kits - 1.9%
          53,435  Dade Behring Holdings, Inc.                         2,090,912
Diversified Operations - 1.1%
          34,200  Bradespar S.A.*                                     1,158,038
E-Commerce/Products - 1.6%
          24,825  Blue Nile, Inc.*                                      927,214
          34,960  Submarino S.A.*                                       820,264
                                                                      1,747,478
E-Commerce/Services - 0.7%
         123,150  HomeStore.com, Inc.*                                  743,826
Electronic Components - Semiconductors - 3.2%
         621,161  ARM Holdings PLC                                    1,464,194
          84,385  MIPS Technologies, Inc.*                              767,904
          18,162  Silicon-On-Insulator Technologies*                    449,338
          23,675  SiRF Technology Holdings, Inc.*                       797,611
                                                                      3,479,047
Electronic Measuring Instruments - 2.5%
          69,315  Trimble Navigation, Ltd.*                           2,773,986
Enterprise Software/Services - 0.7%
          63,630  Omnicell, Inc.*                                       736,835
Entertainment Software - 1.9%
          82,861  Activision, Inc.*                                   1,188,226
          20,065  UbiSoft Entertainment S.A.*                           852,886
                                                                      2,041,112
Finance - Investment Bankers/Brokers - 0.8%
          64,000  Mitsubishi UFJ Securities Company, Ltd.               885,487
Finance - Other Services - 2.1%
          18,555  International Securities Exchange, Inc.*              689,318
         128,740  MarketAxess Holdings, Inc.*                         1,660,746
                                                                      2,350,064
Internet Content - Information/News - 0.9%
          63,800  CNET Networks, Inc.*                                  958,276
Investment Management and Advisory Services - 3.0%
          61,180  National Financial Partners Corp.                   3,273,742
Machinery - Construction and Mining - 1.2%
          18,405  Terex Corp.*                                        1,297,553
Medical - Biomedical and Genetic - 1.5%
          23,770  Celgene Corp.*                                      1,691,236
Medical - Drugs - 1.7%
          34,690  Cubist Pharmaceuticals, Inc.*                         750,692
          93,375  Ligand Pharmaceuticals, Inc. - Class B*             1,157,850
                                                                      1,908,542
Medical Instruments - 2.3%
          18,275  Intuitive Surgical, Inc.*                           2,515,554
Miscellaneous Manufacturing - 1.7%
          63,405  American Railcar Industries, Inc.*                  1,894,478
Oil Companies - Exploration and Production - 1.4%
          49,213  Western Oil Sands, Inc. - Class A*                  1,506,137
Printing - Commercial - 2.3%
          83,715  VistaPrint, Ltd.*                                   2,530,704
Recreational Vehicles - 1.7%
          34,940  Polaris Industries, Inc.                            1,905,977
REIT - Mortgages - 2.7%
          93,124  CapitalSource, Inc.*                                2,045,003
          34,245  Newcastle Investment Corp.                            931,464
                                                                      2,976,467
Rental Auto/Equipment - 1.3%
          59,370  H&E Equipment Services, Inc.                        1,371,447
Respiratory Products - 0.1%
           1,835  Respironics, Inc.*                                     66,115
Retail - Apparel and Shoe - 1.8%
          31,115  Aeropostale, Inc.*                                    940,606
          36,260  American Eagle Outfitters, Inc.                       978,295
                                                                      1,918,901
Retail - Computer Equipment - 0.5%
          13,343  GameStop Corp. - Class A*                             537,856
Retail - Consumer Electronics - 0.9%
          36,925  Circuit City Stores, Inc.                             930,879
Retail - Petroleum Products - 0.7%
          22,455  World Fuel Services Corp.                             773,799
Semiconductor Components/Integrated Circuits - 0.8%
          54,690  Cypress Semiconductor Corp.*                          925,902
Sugar - 3.6%
         217,021  Bajaj Hindusthan, Ltd.                              1,820,763
          52,700  Cosan S.A. Industria e Comercio*                    2,126,345
                                                                      3,947,108
Telecommunication Services - 1.8%
          68,740  NeuStar, Inc. - Class A*                            1,994,147
Therapeutics - 3.8%
          31,470  Neurocrine Biosciences, Inc.*                       1,912,431
          58,165  Nuvelo, Inc.                                          997,530
          19,410  United Therapeutics Corp.*                          1,255,244
                                                                      4,165,205
Transportation - Marine - 2.4%
          20,510  Alexander & Baldwin, Inc.                           1,078,211
         121,500  Horizon Lines, Inc. - Class A                       1,524,825
                                                                      2,603,036
Transportation - Railroad - 1.8%
          37,110  All America Latina Logistica (GDR)                  2,011,355
Transportation - Truck - 1.6%
          40,475  Landstar System, Inc.                               1,712,093
Web Hosting/Design - 1.4%
          31,505  Equinix, Inc.*                                      1,478,530
Wireless Equipment - 2.0%
          48,135  American Tower Corp. - Class A*                     1,489,296
          13,330  Crown Castle International Corp.*                     421,628
          24,685  EFJ, Inc.*                                            277,213
                                                                      2,188,137
--------------------------------------------------------------------------------
Total Common Stock (cost $72,846,779)                                84,246,127
--------------------------------------------------------------------------------
Repurchase Agreements - 23.0%
     $15,300,000  Bear Stearns & Company, Inc., 4.55%
                  dated 1/31/06, maturing 2/1/06 to be
                  repurchased at $15,301,934
                  collateralized by $136,753,963 in U.S.
                  Government Agencies 3.50% - 8.00%,
                  2/1/18 - 4/1/36 with a value of
                  $15,606,018                                        15,300,000

      10,000,000  Fortis Bank N.V., 4.49% dated 1/31/06,
                  maturing 2/1/06 to be repurchased at
                  $10,001,247 collateralized by
                  $11,934,741 in U.S. Government Agencies
                  4.648% - 4.872%, 8/25/33 - 10/25/35 with
                  a value of $10,200,000                             10,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $25,300,000)                       25,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $98,146,779) - 100%                $  109,546,127
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $     2,530,704                     2.3%
Brazil                                       6,116,002                     5.5%
Canada                                       3,024,548                     2.8%
Cayman Islands                               2,680,642                     2.4%
France                                       1,302,224                     1.2%
India                                        1,820,763                     1.7%
Italy                                          483,301                     0.4%
Japan                                        2,718,051                     2.5%
Mexico                                       1,009,193                     0.9%
United Kingdom                               1,464,194                     1.3%
United States++                             86,396,505                    79.0%
     Total                             $   109,546,127                   100.0%
                                        ===============                   =====

++   Includes Short-Term Securities (56.0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 88.3%
Agricultural Chemicals - 3.0%
       1,109,485  Potash Corporation of Saskatchewan, Inc.
                  (U.S. Shares)                                     $99,842,555
       1,505,108  Syngenta A.G.*                                    191,309,828
                                                                    291,152,383
Athletic Footwear - 2.0%
       2,365,465  NIKE, Inc. - Class B#                             191,484,392
Casino Hotels - 2.6%
       3,479,335  Harrah's Entertainment, Inc.                      256,079,056
Coal - 1.8%
       1,800,000  Peabody Energy Corp.                              179,118,000
Computers - 3.3%
       1,950,000  Apple Computer, Inc.*                             147,244,500
       2,645,620  Research In Motion, Ltd. (U.S. Shares)*,#         178,579,350
                                                                    325,823,850
Cosmetics and Toiletries - 3.5%
       5,694,740  Procter & Gamble Co.                              337,299,450
E-Commerce/Services - 4.4%
       9,969,878  eBay, Inc.*,#                                     429,701,742
Entertainment Software - 3.7%
       6,540,970  Electronic Arts, Inc.*,#                          357,006,143
Finance - Consumer Loans - 1.0%
       1,828,090  SLM Corp.#                                        102,299,916
Finance - Investment Bankers/Brokers - 2.4%
       1,655,385  Goldman Sachs Group, Inc.#                        233,823,131
Medical - Biomedical and Genetic - 8.6%
       4,790,368  Celgene Corp.*                                    340,834,683
       5,814,955  Genentech, Inc.*                                  499,620,934
                                                                    840,455,617
Medical - Drugs - 6.2%
       3,847,005  Roche Holding A.G.                                607,841,535
Medical - HMO - 7.0%
       1,241,975  Aetna, Inc.#                                      120,223,180
       9,480,435  UnitedHealth Group, Inc.                          563,327,448
                                                                    683,550,628
Oil Companies - Exploration and Production - 6.7%
       5,268,280  Apache Corp.                                      397,913,188
       3,052,487  EOG Resources, Inc.#                              258,057,251
                                                                    655,970,439
Oil Companies - Integrated - 17.6%
       1,290,765  Amerada Hess Corp.#                               199,810,422
       4,764,910  BP PLC (ADR)#                                     344,550,642
       9,273,605  ConocoPhillips                                    600,002,243
       2,568,710  Exxon Mobil Corp.                                 161,186,553
       4,188,610  Occidental Petroleum Corp.#                       409,269,083
                                                                  1,714,818,943
Oil Refining and Marketing - 1.7%
       2,719,180  Valero Energy Corp.                               169,758,407
Optical Supplies - 3.0%
       2,280,710  Alcon, Inc. (U.S. Shares)#                        291,748,423
Retail - Consumer Electronics - 0.5%
         975,000  Best Buy Company, Inc.#                            49,393,500
Retail - Restaurants - 0.6%
       1,815,090  Starbucks Corp.*,#                                 57,538,353
Super-Regional Banks - 3.9%
       6,048,780  Wells Fargo & Co.                                 377,201,921
Web Portals/Internet Service Providers - 3.5%
         458,915  Google, Inc. - Class A*,#                         198,824,924
       4,222,180  Yahoo!, Inc.*                                     144,989,661
                                                                    343,814,585
Wireless Equipment - 1.3%
       2,713,880  QUALCOMM, Inc.                                    130,157,685
--------------------------------------------------------------------------------
Total Common Stock (cost $5,425,687,669)                          8,626,038,099
--------------------------------------------------------------------------------
Money Markets - 3.6%
      50,000,000  Janus Government Money Market Fund, 4.34%          50,000,000
     300,000,000  Janus Institutional Cash Reserves Fund, 4.38%     300,000,000
--------------------------------------------------------------------------------
Total Money Markets (cost $350,000,000)                             350,000,000
--------------------------------------------------------------------------------
Other Securities - 0.9%
      91,900,504  State Street Navigator Securities Lending
                  Prime Portfolio+
                  (cost $91,900,504)                                 91,900,504
--------------------------------------------------------------------------------
Short-Term U.S. Government Agencies - 0.3%
     $25,000,000  Federal Home Loan Bank System
                  3.85%, 2/3/06# (amortized cost
                  $24,994,653)                                       24,994,653
--------------------------------------------------------------------------------
Time Deposits - 6.9%
     200,000,000  Natexis Banques Populair, ETD 4.44%, 2/1/06       200,000,000
     124,200,000  PNC Bank N.A., ETD 4.44%, 2/1/06                  124,200,000
     300,000,000  UBS Finance (DE), Inc., ETD 4.47%, 2/1/06         300,000,000
      50,000,000  Wells Fargo Bank N.A., ETD 4.48%, 2/1/06           50,000,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $674,200,000)                             674,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $6,566,782,826) - 100%             $9,767,133,256
================================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Canada                                 $   278,421,905                     2.8%
Switzerland                              1,090,899,786                    11.2
United Kingdom                             344,550,642                     3.5
United States                            8,053,260,923                    82.5
Total                                  $ 9,767,133,256                   100.0%
                                       ===============                   =====

++ Includes Short-Term Securities and Other Securities (70.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 81.1%
Advanced Materials/Products - 0.6%
         194,186  Ceradyne, Inc.*,#                              $   11,115,207
Aerospace and Defense - Equipment - 0.5%
         524,500  K&F Industries Holdings, Inc.*,#                    8,974,195
Apparel Manufacturers - 3.4%
         414,910  Carter's, Inc.*,#                                  28,209,731
         810,655  Quiksilver, Inc.*                                  11,365,383
         514,154  Volcom, Inc.*,#                                    19,507,003
                                                                     59,082,117
Applications Software - 1.6%
         687,310  American Reprographics Co.*,#                      18,763,563
         610,060  Quest Software, Inc.*,#                             9,663,350
                                                                     28,426,913
Building - Residential and Commercial - 0.3%
         190,580  WCI Communities, Inc.*,#                            5,248,573
Cellular Telecommunications - 0.7%
       1,199,485  UbiquiTel, Inc.*                                   11,742,958
Commercial Banks - 0.1%
          23,190  SVB Financial Group*                                1,147,441
Commercial Services - 2.7%
         610,295  CoStar Group, Inc.*                                30,514,750
       2,346,939  Intermap Technologies, Ltd.*,**                    12,383,217
         346,800  Traffic.com, Inc.*,#                                4,161,600
                                                                     47,059,567
Commercial Services - Finance - 3.4%
       1,314,360  Euronet Worldwide, Inc.*,#                         42,414,397
         544,620  Heartland Payment Systems, Inc.*,#                 13,403,098
          91,715  Wright Express Corp.*,#                             2,333,230
                                                                     58,150,725
Computer Services - 1.4%
       3,078,095  LivePerson, Inc.*,**                               17,699,046
         644,992  TechTeam Global, Inc.*,**                           6,624,068
                                                                     24,323,114
Computer Software - 0.8%
         813,544  Blackbaud, Inc.#                                   13,984,821
Computers - Peripheral Equipment - 0.4%
         771,605  TransAct Technologies, Inc.*,**                     6,975,309
Computers - Voice Recognition - 2.2%
       1,214,822  TALX Corp.#,**                                     38,072,521
Consulting Services - 2.2%
         478,300  Advisory Board Co.*                                23,905,434
          88,755  Huron Consulting Group, Inc.*,#                     2,500,228
         546,125  Navigant Consulting, Inc.*,#                       12,407,960
                                                                     38,813,622
Consumer Products - Miscellaneous - 1.5%
       1,044,990  Jarden Corp.*,#                                    25,748,554
Data Processing and Management - 1.3%
       2,158,853  Infocrossing, Inc.*,#,**                           22,646,368
Decision Support Software - 0.6%
         717,386  Wind River Systems, Inc.*                           9,598,625
Direct Marketing - 1.4%
       1,704,932  ValueVision Media, Inc.*,**                        20,885,417
         211,690  ValueVision Media, Inc. - Class A*,#                2,593,203
                                                                     23,478,620
Distribution/Wholesale - 1.6%
         481,880  Beacon Roofing Supply, Inc.*,#                     16,003,235
         345,825  Directed Electronics, Inc.*,#                       4,928,006
         249,889  MWI Veterinary Supply, Inc.*,#                      6,664,540
                                                                     27,595,781
Drug Delivery Systems - 0.8%
         867,370  I-Flow Corp.*,#                                    13,773,836
E-Commerce/Products - 1.7%
         116,005  Baby Universe, Inc.*                                1,049,845
       1,235,550  Submarino S.A.*                                    28,989,623
                                                                     30,039,468
E-Commerce/Services - 0.5%
       4,957,152  Workstream, Inc. (U.S. Shares)*,**                  8,922,874
E-Marketing/Information - 1.1%
         995,685  ValueClick, Inc.*,#                                18,738,792
E-Services/Consulting - 0.8%
         804,165  GSI Commerce, Inc.*,#                              13,566,264
Electronic Components - Semiconductors - 0.5%
       1,011,147  MIPS Technologies, Inc.*                            9,201,438
Electronic Measuring Instruments - 0.6%
         250,000  Trimble Navigation, Ltd.*                          10,005,000
Enterprise Software/Services - 3.5%
         183,440  Emageon, Inc.*,#                                    3,393,640
       1,365,599  Omnicell, Inc.*,#,**                               15,813,636
       1,900,000  Ultimate Software Group, Inc.*,**                  41,515,000
                                                                     60,722,276
Finance - Other Services - 2.0%
         211,435  IntercontinentalExchange, Inc.*,#                  10,745,127
         624,060  International Securities Exchange, Inc.*,#         23,183,828
          92,465  MarketAxess Holdings, Inc.*                         1,192,799
                                                                     35,121,754
Food - Canned - 0.5%
         468,575  TreeHouse Foods, Inc.*                              9,207,499
Gambling - Non-Hotel - 0.8%
       1,528,091  Century Casinos, Inc.*,**                          14,027,875
Hotels and Motels - 1.6%
         174,740  Four Seasons Hotels, Inc.                          10,068,519
         569,445  Orient-Express Hotel, Ltd. - Class A#              18,381,684
                                                                     28,450,203
Human Resources - 0.7%
         324,950  Barrett Business Services, Inc.*,#                  8,676,165
         115,475  Resources Connection, Inc.*,#                       3,139,765
                                                                     11,815,930
Identification Systems and Devices - 0.2%
         173,265  Cogent, Inc.*,#                                     4,163,558
Industrial Audio and Video Products - 0.8%
         794,468  Sonic Solutions*,#                                 13,307,339
Internet Applications Software - 1.0%
         354,835  DealerTrack Holdings, Inc.*,#                       7,078,959
         376,490  eResearch Technology, Inc.*,#                       6,727,876
         229,610  Vocus, Inc.*,#                                      3,214,540
                                                                     17,021,375
Internet Content - Information/News - 0.7%
       2,308,435  Harris Interactive, Inc.*,#                        12,396,296
Investment Companies - 0.2%
         230,960  UTEK Corp.*                                         3,291,180
Investment Management and Advisory Services - 0.9%
         444,630  Calamos Asset Management, Inc. - Class A           15,446,446
Life and Health Insurance - 0.3%
         397,880  American Equity Investment Life Holding Co.#        5,590,214
Marine Services - 0.3%
       1,748,955  Odyssey Marine Exploration, Inc.*,#                 5,806,531
Medical - Biomedical and Genetic - 1.3%
         465,600  Alexion Pharmaceuticals, Inc.*                     13,418,592
         139,240  Coley Pharmaceutical Group*,#                       2,131,764
         290,470  Illumina, Inc.*,#                                   6,227,677
                                                                     21,778,033
Medical - Drugs - 0.7%
         176,305  Adams Respiratory Therapeutics, Inc.*,#             7,612,850
         232,323  Idenix Pharmaceuticals, Inc.*,#                     5,285,348
                                                                     12,898,198
Medical - HMO - 1.5%
         973,779  Centene Corp.*                                     25,600,650
Medical - Hospitals - 1.4%
         642,502  United Surgical Partners International,
                  Inc.*,#                                            24,903,378
Medical - Outpatient and Home Medical Care - 1.8%
       1,549,375  Hythiam, Inc.*,#,**                                 9,420,200
         602,940  LHC Group LLC*,#                                    9,586,746
         422,929  Radiation Therapy Services, Inc.*,#                12,645,577
                                                                     31,652,523
Medical - Wholesale Drug Distributors - 0.4%
       6,100,000  DrugMax, Inc.*,**                                   6,527,000
         590,098  DrugMax, Inc.*                                        631,405
                                                                      7,158,405
Medical Instruments - 1.6%
         278,720  AtriCure, Inc.*                                     3,138,387
         259,605  Dexcom, Inc.*,#                                     4,932,495
         464,590  ev3, Inc.*,#                                        7,526,358
         298,150  Foxhollow Technologies, Inc.*,#                     8,011,291
          92,970  Ventana Medical Systems, Inc.*,#                    3,750,410
                                                                     27,358,941
Medical Products - 2.3%
         939,425  PSS World Medical, Inc.*,#                         16,674,793
         935,380  SeraCare Life Sciences, Inc.*,**                    8,175,221
         764,729  ThermoGenesis Corp.*,#                              3,158,331
         523,480  Wright Medical Group, Inc.*                        11,684,074
                                                                     39,692,419
Miscellaneous Manufacturing - 1.0%
         603,270  American Railcar Industries, Inc.*                 18,025,104
Motion Pictures and Services - 1.5%
       2,880,100  Lions Gate Entertainment Corp. (U.S. Shares)*      25,632,890
Music - 0.5%
       4,750,000  Genius Products, Inc.*,oo,ss.,**                    7,940,100
Office Furnishings - Original - 0.5%
         545,040  Knoll, Inc.#                                        9,489,146
Oil - Field Services - 1.0%
         229,860  Basic Energy Services, Inc.*,#                      6,447,573
         644,820  Key Energy Services, Inc.*                         10,188,156
                                                                     16,635,729
Oil Companies - Exploration and Production - 3.8%
         179,270  Bill Barrett Corp.*,#                               6,883,968
         277,860  Carrizo Oil & Gas, Inc.*,#                          8,019,040
       1,157,115  Gasco Energy, Inc.*,#                               8,215,517
         463,932  Synenco Energy, Inc.*                              10,223,162
       1,094,623  Western Oil Sands, Inc. - Class A*                 33,500,335
                                                                     66,842,022
Optical Recognition Equipment - 1.0%
         903,050  Optimal Robotics Corp. - Class A (U.S.
                  Shares)*,#                                         17,157,950
Pharmacy Services - 1.2%
         446,875  HealthExtras, Inc.*,#                              14,702,188
       1,591,512  Ronco Fi-Tek, Inc.*,oo,ss.,**                       6,000,000
                                                                     20,702,188
Quarrying - 0.1%
         277,245  Birch Mountain Resources, Ltd. (U.S. Shares)*       1,996,164
REIT - Mortgages - 0.6%
         503,368  CapitalSource, Inc.*,#                             11,053,961
Research and Development - 0.8%
         508,235  PRA International*,#                               13,244,604
Retail - Computer Equipment - 0.5%
         394,085  Insight Enterprises, Inc.*                          8,240,317
Retail - Petroleum Products - 1.5%
         763,405  World Fuel Services Corp.#                         26,306,936
Retail - Restaurants - 0.2%
          60,465  Chipotle Mexican Grill, Inc. - Class A*,#           2,873,297
Schools - 0%
          41,395  Educate, Inc.*,#                                      516,610
Semiconductor Components/Integrated Circuits - 0.3%
         202,857  Hittite Microwave Corp.*,#                          5,679,996
Semiconductor Equipment - 0.7%
         101,615  FormFactor, Inc.*,#                                 3,030,159
         619,005  Rudolph Technologies, Inc.*                         9,464,587
                                                                     12,494,746
Sugar - 0.4%
       2,077,918  Balrampur Chini Mills, Ltd.                         7,077,871
Therapeutics - 2.3%
         718,850  MGI Pharma, Inc.*,#                                11,983,230
         246,796  Neurocrine Biosciences, Inc.*                      14,997,792
         156,365  United Therapeutics Corp.*                         10,112,125
         543,405  ViaCell, Inc.*,#                                    2,869,178
                                                                     39,962,325
Toys - 1.0%
       1,078,010  Marvel Entertainment, Inc.*,#                      17,948,867
Transactional Software - 1.3%
         848,125  Open Solutions, Inc.*,#                            22,042,769
Transportation - Railroad - 1.2%
         397,700  All America Latina Logistica (GDR)                 21,555,268
Transportation - Services - 1.1%
         683,125  Pacer International, Inc.                          19,926,756
Travel Services - 0.1%
       1,145,454  One Travel Holdings, Inc.*,**                       2,096,181
Web Hosting/Design - 1.3%
         473,610  Equinix, Inc.*,#                                   22,226,517
--------------------------------------------------------------------------------
Total Common Stock (cost $983,141,647)                            1,411,512,040
--------------------------------------------------------------------------------
Preferred Stock - 0%
Computers - Peripheral Equipment - 0%
         665,000  Candescent Technologies Corp.
                  - Series E ^,o,oo (cost $3,657,500)                         0
--------------------------------------------------------------------------------
Warrants/Rights - 0.1%
Data Processing and Management - 0.1%
         521,660  Infocrossing, Inc. - expires 5/10/07^,oo            1,371,965
Medical - Wholesale Drug Distributors - 0%
       3,050,000  DrugMax, Inc.oo,ss.                                         0
Music - 0%
       1,425,000  Genius Products, Inc.oo,ss.                           936,653
Travel Services - 0%
         458,181  OneTravel Holdings, Inc.oo,ss.                              0
--------------------------------------------------------------------------------
Total Warrants/Rights (cost $1,464,250)                               2,308,618
--------------------------------------------------------------------------------
Other Securities - 18.8%
     326,801,593  State Street Navigator Securities Lending
                  Prime Portfolio+
                  (cost $326,801,593)                               326,801,593
--------------------------------------------------------------------------------
Total Investments (total cost $1,315,064,990) - 100%             $1,740,622,251
===============================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Bermuda                                $    18,381,684                     1.1%
Brazil                                      50,544,891                     2.9%
Canada                                     119,885,111                     6.9%
India                                        7,077,871                     0.4%
United States++                          1,544,732,694                    88.7%
--------------------------------------------------------------------------------
Total                                  $ 1,740,622,251                   100.0%

++Includes Other Securities (69.9% excluding Other Securities)

Notes to Schedule of Investments (unaudited)

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

^           Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

o           Defaulted security.

oo Schedule of Fair Valued Securities
(as of January 31, 2006)

                                              Value           Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Janus Venture Fund
Candescent Technologies Corp. - Series E    $        --                 0.0%
DrugMax, Inc.                                        --                 0.0%
Genius Products, Inc.                         7,940,100                 0.5%
Genius Products, Inc.                           936,653                 0.0%
Infocrossing, Inc. - expires 5/10/07          1,371,965                 0.1%
OneTravel Holdings, Inc.                             --                 0.0%
Ronco Fi-Tek, Inc.                            6,000,000                 0.3%
--------------------------------------------------------------------------------
                                            $16,248,718                 0.9%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                               Acquisition     Acquisition                         Value as a %
                                  Date            Cost           Value       of Investment Securities
-----------------------------------------------------------------------------------------------------
Janus Venture Fund
DrugMax, Inc.oo                  9/23/05      $   381,250      $        --             0.0%
Genius Products, Inc.oo          12/5/05        8,417,000        7,940,100             0.5%
Genius Products, Inc.oo          12/5/05        1,083,000          936,653             0.0%
OneTravel Holdings, Inc.oo       4/14/05               --               --             0.0%
Ronco Fi-Tek, Inc.oo             6/24/05        6,000,000        6,000,000             0.3%
-----------------------------------------------------------------------------------------------------
                                              $15,881,250      $14,876,753             0.8%
-----------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2006.

                                          Purchases                     Sales            Realized       Dividend         Value
                                   Shares          Cost         Shares       Cost      Gain/(Loss)       Income       at 1/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Axesstel, Inc.                           --  $        --      2,128,965  $ 8,515,860   $ (6,726,042)    $     --      $        --
Century Casinos, Inc.(1)          2,071,682   14,360,505      1,035,841    7,180,103            299           --       14,027,875
DrugMax, Inc.                            --           --             --           --             --           --        6,527,000
Genius Products, Inc.             1,425,000    1,083,000             --           --             --           --        7,940,100
Hythiam, Inc.                       911,420    4,329,245             --           --             --           --        9,420,200
Infocrossing, Inc.                  170,270    1,248,391             --           --             --           --       22,646,368
Intermap Technologies, Ltd.              --           --             --           --             --           --       12,383,217
LivePerson, Inc.                         --           --             --           --             --           --       17,699,046
Omnicell, Inc.                           --           --             --           --             --           --       15,813,636
One Travel Holdings, Inc.                --           --             --           --             --           --        2,096,181
Ronco Fi-Tek, Inc.                       --           --             --           --             --           --        6,000,000
SeraCare Life Sciences, Inc.         92,760      923,389             --           --             --           --        8,175,221
TALX Corp.(2)                            --           --        394,603    7,652,913     10,326,610       47,412       38,072,521
TechTeam Global, Inc.                    --           --             --           --             --           --        6,624,068
TransAct Technologies, Inc.              --           --         28,155      506,790       (250,549)          --        6,975,309
Ultimate Software Group,
Inc.                                     --           --             --           --             --           --       41,515,000
ValueVision Media, Inc.                  --           --             --           --             --           --       20,885,417
Workstream, Inc. (U.S. Shares)           --           --             --           --             --           --        8,922,874
------------------------------------------------------------------------------------------------------------------------------------
                                             $21,944,530                 $23,855,666     $3,350,318   $   47,412      $245,724,033
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes 1 for 1 share conversion 11/14/05 (2) Adjusted for 3 for 2 stock split 1/18/06

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                            Value
--------------------------------------------------------------------------------
Common Stock - 92.4%
Advertising Services - 1.9%
       8,934,670  WPP Group PLC                                  $   99,184,040
Agricultural Chemicals - 2.7%
         138,065  Potash Corporation of Saskatchewan, Inc.
                  (U.S. Shares)                                      12,424,469
       1,007,470  Syngenta A.G.*                                    128,056,534
                                                                    140,481,003
Apparel Manufacturers - 1.5%
      10,087,159  Burberry Group PLC                                 77,343,679
Audio and Video Products - 1.1%
       1,128,100  Sony Corp.                                         54,815,822
Automotive - Cars and Light Trucks - 2.7%
         849,504  BMW A.G.                                           38,442,084
         546,990  Hyundai Motor Company, Ltd.                        49,445,424
       4,521,314  Nissan Motor Company, Ltd.                         50,877,068
                                                                    138,764,576
Beverages - Wine and Spirits - 1.2%
       4,320,219  Diageo PLC                                         64,291,032
Broadcast Services and Programming - 1.6%
       2,896,460  Liberty Global, Inc. - Class A*,#                  61,984,244
         988,260  Liberty Global, Inc. - Class C*,#                  19,982,617
                                                                     81,966,861
Casino Hotels - 0.9%
         631,915  Harrah's Entertainment, Inc.#                      46,508,944
Cellular Telecommunications - 2.3%
         317,500  Hikari Tsushin, Inc.                               25,631,687
      45,038,541  Vodafone Group PLC                                 94,546,402
                                                                    120,178,089
Chemicals - Diversified - 0.6%
         562,900  Shin-Etsu Chemical Company, Ltd.                   32,006,675
Computers - 2.8%
       4,938,225  Dell, Inc.*,#                                     144,739,375
Distribution/Wholesale - 3.1%
      18,493,500  Esprit Holdings, Ltd.                             160,792,314
Diversified Financial Services - 0%
       4,492,799  Reliance Capital Ventures, Ltd. *,oo,ss.            2,442,403
Diversified Minerals - 1.6%
       1,614,505  Companhia Vale do Rio Doce (ADR)#                  82,775,671
Diversified Operations - 6.3%
       2,523,000  Hutchison Whampoa, Ltd.                            25,773,936
       1,489,558  Louis Vuitton Moet Hennessy S.A.#                 134,395,801
       6,499,055  Tyco International, Ltd. (U.S. Shares)            169,300,383
                                                                    329,470,120
Diversified Operations - Commercial Services - 1.0%
      18,685,038  Rentokil Initial PLC                               53,767,143
E-Commerce/Products - 2.4%
       2,774,595  Amazon.com, Inc.*,#                               124,357,348
E-Commerce/Services - 8.0%
       1,437,170  eBay, Inc.*,#                                      61,942,027
       6,428,521  Expedia, Inc.*                                    167,270,116
       6,428,520  IAC/InterActiveCorp*                              186,555,650
                                                                    415,767,793
Electric - Integrated - 0.1%
       4,492,799  Reliance Energy Ventures, Ltd. *,oo,ss.             4,856,805
Electronic Components - Miscellaneous - 4.8%
       7,391,517  Koninklijke (Royal) Philips Electronics N.V.      249,515,567
Entertainment Software - 0.1%
         462,689  Activision, Inc.*                                   6,634,960
Finance - Investment Bankers/Brokers - 7.8%
       1,669,310  Citigroup, Inc.                                    77,756,460
       5,020,623  JP Morgan Chase & Co.                             199,569,763
       3,810,000  Mitsubishi UFJ Securities Company, Ltd.            52,714,121
         695,168  UBS A.G.                                           75,582,426
                                                                    405,622,770
Finance - Mortgage Loan Banker - 1.1%
       1,850,013  Housing Development Finance Corporation, Ltd.      56,169,120
Food - Diversified - 0.5%
         603,306  Royal Numico N.V.*                                 27,418,335
Health Care Cost Containment - 0.5%
         492,705  McKesson Corp.                                     26,113,365
Insurance Brokers - 5.9%
       8,873,705  Willis Group Holdings, Ltd.^                      308,006,301
Internet Security - 0.5%
       1,320,415  Symantec Corp.*,#                                  24,269,228
Investment Companies - 0.2%
         432,548  RHJ International*                                 11,169,277
Medical - Drugs - 2.0%
         730,585  Merck & Company, Inc.                              25,205,183
       1,164,620  Pfizer, Inc.                                       29,907,442
         307,620  Roche Holding A.G.                                 48,605,138
                                                                    103,717,763
Medical - HMO - 2.1%
         117,250  Aetna, Inc.                                        11,349,800
         355,180  Coventry Health Care, Inc.*                        21,158,073
       1,295,680  UnitedHealth Group, Inc.                           76,989,305
                                                                    109,497,178
Medical - Hospitals - 0.8%
       1,991,840  Health Management Associates, Inc. - Class A#      41,868,477
Money Center Banks - 0.5%
       1,898,518  ICICI Bank, Ltd.*                                  26,209,229
Multimedia - 2.8%
       5,677,540  Walt Disney Co.                                   143,698,537
Networking Products - 2.4%
       6,745,900  Cisco Systems, Inc.*                              125,271,363
Oil Refining and Marketing - 0%
       4,492,799  Reliance Natural Resources, Ltd. *,oo,ss.             509,099
Petrochemicals - 1.4%
       4,492,799  Reliance Industries, Ltd.                          72,668,797
Property and Casualty Insurance - 4.6%
          12,552  Millea Holdings, Inc.                             240,757,001
Real Estate Management/Services - 0.8%
       1,774,000  Mitsubishi Estate Company, Ltd.                    41,210,093
Reinsurance - 2.3%
          40,538  Berkshire Hathaway, Inc. - Class B*,#             118,857,416
Retail - Apparel and Shoe - 1.5%
       1,294,625  Industria de Diseno Textil S.A.                    44,473,532
       1,044,404  Next PLC                                           32,199,252
                                                                     76,672,784
Semiconductor Equipment - 0.6%
       1,435,729  ASML Holding N.V.*,#                               32,362,958
Soap and Cleaning Preparations - 0.9%
       1,495,976  Reckitt Benckiser PLC                              49,128,670
Telecommunication Services - 0.3%
       4,492,799  Reliance Communication Ventures, Ltd. *,oo,ss.     14,835,146
Television - 5.1%
      30,626,462  British Sky Broadcasting Group PLC                264,796,223
Transportation - Services - 1.1%
         781,550  United Parcel Service, Inc. - Class B#             58,545,911
--------------------------------------------------------------------------------
Total Common Stock (cost $4,081,094,907)                          4,810,035,261
--------------------------------------------------------------------------------
Other Securities - 4.8%
     249,117,666  State Street Navigator Securities Lending
                  Prime Portfolio +
                  (cost $249,117,666)                               249,117,666
--------------------------------------------------------------------------------
Time Deposit - 2.8%
    $146,400,000  PNC Bank N.A., ETD
                  4.44%, 2/1/06
                  (cost $146,400,000)                               146,400,000
--------------------------------------------------------------------------------
Total Investments (total cost $4,476,612,573) - 100%             $5,205,552,927
===============================================================================

                        Geographic Summary of Investments
                          January 31, 2006 (unaudited)

                                                                 % of Investment
Country                                          Value               Securities
--------------------------------------------------------------------------------
Belgium                                $    11,169,277                     0.2%
Bermuda                                    638,098,998                    12.3%
Brazil                                      82,775,671                     1.6%
Canada                                      12,424,469                     0.2%
France                                     134,395,801                     2.6%
Germany                                     38,442,084                     0.7%
Hong Kong                                   25,773,936                     0.5%
India                                      177,690,599                     3.4%
Japan                                      498,012,467                     9.6%
Netherlands                                309,296,860                     5.9%
South Korea                                 49,445,424                     0.9%
Spain                                       44,473,532                     0.9%
Switzerland                                252,244,098                     4.9%
United Kingdom                             735,256,441                    14.1%
United States++                          2,196,053,270                    42.2%
--------------------------------------------------------------------------------
Total                                  $ 5,205,552,927                   100.0%

++ Includes Short-Term Securities and Other Securities (34.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of January 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities
(as of January 31, 2006)

--------------------------------------------------------------------------------
                                            Value             Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Janus Worldwide Fund
Reliance Capital Ventures, Ltd.            $ 2,442,403              0.0%
Reliance Communication Ventures, Ltd.       14,835,146              0.3%
Reliance Energy Ventures, Ltd.               4,856,805              0.1%
Reliance Natural Resources, Ltd.               509,099              0.0%
--------------------------------------------------------------------------------
                                           $22,643,453              0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                           Acquisition    Acquisition                            Value as a %
                                              Date            Cost            Value       of Investment Securities
------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Reliance Capital Ventures, Ltd.oo            1/18/06      $ 2,183,435      $ 2,442,403              0.0%
Reliance Communication Ventures, Ltd.oo      1/18/06       14,796,583       14,835,146              0.3%
Reliance Energy Ventures, Ltd.oo             1/18/06        4,265,316        4,856,805              0.1%
Reliance Natural Resources, Ltd.oo           1/18/06          507,776          509,099              0.0%
------------------------------------------------------------------------------------------------------------------
                                                          $21,753,110      $22,643,453              0.4%
------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2006. The issuer incurs all registration costs.

^ The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2006.

                                        Purchases                Sales           Realized      Dividend        Value
                                  Shares         Cost      Shares     Cost     Gain/(Loss)      Income       at 1/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Willis Group Holdings, Ltd.           --       $    --         --     $   --     $  --       $  1,907,847    $308,006,301
------------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Balanced Fund, Janus Contrarian Fund, Janus Core Equity Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Institutional Cash Reserves Fund, Janus Mercury Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Olympus Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Risk-Managed Stock Fund, Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities for the Funds are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Investments for the Portfolios are valued at the closing net asset value per share of each underlying fund on the day of valuation. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Institutional Cash Reserves Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds will not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of January 31, 2006, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                        Value at
  Fund                                                        January 31, 2006
--------------------------------------------------------------------------------
Janus Balanced Fund                                             $434,458,701
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            173,212,507
--------------------------------------------------------------------------------
Janus Core Equity Fund                                            22,686,080
--------------------------------------------------------------------------------
Janus Enterprise Fund                                            201,328,281
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                         194,262,484
--------------------------------------------------------------------------------
Janus Fund                                                       264,349,526
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  159,912,621
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                   12,883,692
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      75,154,447
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                     426,291,170
--------------------------------------------------------------------------------
Janus High-Yield Fund                                              1,050,000
--------------------------------------------------------------------------------
Janus Mercury Fund                                                96,022,205
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                         562,549,715
--------------------------------------------------------------------------------
Janus Olympus Fund                                               194,391,821
--------------------------------------------------------------------------------
Janus Orion Fund                                                 130,229,504
--------------------------------------------------------------------------------
Janus Overseas Fund                                              247,266,482
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                        46,993,122
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                       327,992,456
--------------------------------------------------------------------------------
Janus Twenty Fund                                                 89,943,256
--------------------------------------------------------------------------------
Janus Venture Fund                                               318,808,583
--------------------------------------------------------------------------------
Janus Worldwide Fund                                             241,070,277
--------------------------------------------------------------------------------

As of January 31, 2006, the following Funds received cash collateral in accordance with securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
  Fund                                                        January 31, 2006
--------------------------------------------------------------------------------
Janus Balanced Fund                                             $443,505,913
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            177,871,796
--------------------------------------------------------------------------------
Janus Core Equity Fund                                            23,372,026
--------------------------------------------------------------------------------
Janus Enterprise Fund                                            206,008,363
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                         198,210,868
--------------------------------------------------------------------------------
Janus Fund                                                       270,289,026
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  163,940,118
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                   13,318,608
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      77,668,790
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                     438,206,040
--------------------------------------------------------------------------------
Janus High-Yield Fund                                              1,071,000
--------------------------------------------------------------------------------
Janus Mercury Fund                                                99,507,764
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                         576,109,704
--------------------------------------------------------------------------------
Janus Olympus Fund                                               199,832,509
--------------------------------------------------------------------------------
Janus Orion Fund                                                 133,475,219
--------------------------------------------------------------------------------
Janus Overseas Fund                                              255,729,730
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                        47,953,198
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                       336,439,262
--------------------------------------------------------------------------------
Janus Twenty Fund                                                 91,900,504
--------------------------------------------------------------------------------
Janus Venture Fund                                               326,801,593
--------------------------------------------------------------------------------
Janus Worldwide Fund                                             249,117,666
--------------------------------------------------------------------------------

As of January 31, 2006, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio except for Janus Overseas Fund which also invested $1,869,624 of the cash collateral received in U.S. Government Treasury Bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

During the quarter ended January 31, 2006, there were no such securities lending agreements for Janus Federal Tax-Exempt Fund, Janus Research Fund, Janus Risk-Managed Stock Fund, Janus Triton Fund and the Money Market Funds.

Futures Contracts

All Funds, except the Money Market Funds, may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Risk-Managed Stock Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Forward Currency Transactions

All Funds, except the Money Market Funds, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at January 31, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at January 31, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

All Funds, except the Money Market Funds, may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds own, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

All Funds except Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, Janus Federal Tax-Exempt Fund and the Money Market Funds may also engage in "naked" short sales. Naked short sales involve a Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, a Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which a Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that a Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that a Fund may recognize upon termination of a short sale.

Bank Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. A Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average daily value of borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended January 31, 2006 are indicated in the table below:

--------------------------------------------------------------------------------
 Fund                       Average Daily Value               Rates
--------------------------------------------------------------------------------
Janus Balanced Fund         $2,074,842                        6.94688%
--------------------------------------------------------------------------------
Janus Flexible Bond Fund    1,009,704                         6.03%-6.94688%
--------------------------------------------------------------------------------
Janus High-Yield Fund       10,728,531                        4.08313%-11.01%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund  1,131,487                         1.75%-10.6675%
--------------------------------------------------------------------------------

To-Be-Announced Basis

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to a Fund, normally 15 to 45 days later. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 2006, Janus Flexible Bond Fund held TBA securities with a total cost of $9,366,333. Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not hold TBA securities at January 31, 2006.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower- rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer. Janus Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Options Contracts

All Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Risk-Managed Stock Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Options Contracts Written

Written option activity for the quarter ended January 31, 2006 was as follows:
                                                 Janus Global Life Sciences Fund

Put Options                                          Number of      Premiums
                                                     Contracts      Received
   Options outstanding, beginning of period                 --     $       --
   Options written during period                           290         58,580
   Options expired during period                            --             --
   Options closed during period                             --             --
   Options exercised during period                          --             --
                                                    -------------------------
   Options outstanding, end of period                      290     $   58,580

                                                      Janus Contrarian Fund

Call Options                                         Number of      Premiums
                                                     Contracts      Received
   Options outstanding, beginning of period                 --     $       --
   Options written during period                        10,800      2,040,357
   Options expired during period                            --             --
   Options closed during period                             --             --
   Options exercised during period                          --             --
                                                    -------------------------
   Options outstanding, end of period                   10,800     $2,040,357

Put Options                                          Number of      Premiums
                                                     Contracts      Received
   Options outstanding, beginning of period                 --     $       --
   Options written during period                        10,800      1,066,238
   Options expired during period                            --             --
   Options closed during period                             --             --
   Options exercised during period                          --             --
                                                    -------------------------
   Options outstanding, end of period                   10,800     $1,066,238

Mortgage Dollar Rolls

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that a Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund are required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding for Janus Flexible Bond Fund during the quarter ended January 31, 2006 was $7,246,718. Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not participate in mortgage dollar rolls during the quarter ended January 31, 2006. At January 31, 2006, Janus Flexible Bond Fund did not have outstanding mortgage dollar rolls.

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit it to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended January 31, 2006, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price. As of January 31, 2006, only Janus Federal Tax-Exempt Fund was invested in when-issued securities.

Initial Public Offerings

All Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). The Fund's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended January 31, 2006, the following Funds recorded distributions from affiliated investment companies as dividend income, and had the following affiliated purchases and sales:

Janus Government Money Market Fund                      Purchases            Sales              Dividend              Value
                                                       Shares/Cost        Shares/Cost            Income            at 1/31/06
------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                              $         --        $ 25,000,000        $    785,479        $ 75,000,000
Janus Small Cap Value Fund                                      --                  --             254,767          25,000,000
Janus Twenty Fund                                       50,000,000                  --             245,699          50,000,000
------------------------------------------------------------------------------------------------------------------------------
                                                      $ 50,000,000        $ 25,000,000        $  1,285,945        $150,000,000
------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Cash Reserves Fund

------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                            $160,000,000        $210,000,000        $  1,469,950        $110,000,000
Janus Growth and Income Fund                            60,000,000          60,000,000              62,827                  --
Janus Mercury Fund                                      50,000,000          50,000,000               5,712                  --
Janus Mid Cap Value Fund                                        --                  --           2,529,273         245,000,000
Janus Small Cap Value Fund                                      --                  --           1,342,063         130,000,000
Janus Twenty Fund                                      100,000,000                  --           2,764,356         300,000,000
------------------------------------------------------------------------------------------------------------------------------
                                                      $370,000,000        $320,000,000        $  8,174,181        $785,000,000
------------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                            $175,000,000        $275,000,000        $    521,419        $         --
Janus Mid Cap Value Fund                               150,000,000         350,000,000             449,931                  --
Janus Small Cap Value Fund                                      --         100,000,000             170,082                  --
Janus Twenty Fund                                      100,000,000         150,000,000             205,342                  --
------------------------------------------------------------------------------------------------------------------------------
                                                      $425,000,000        $875,000,000        $  1,346,774        $         --
------------------------------------------------------------------------------------------------------------------------------

Fund of Funds Transactions

The Portfolios may invest in certain mutual funds within the Janus family of funds. During the quarter ended January 31, 2006, the following Portfolios recorded distributions from affiliated investment companies as dividend income and had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------------------------------
                                                              Purchases               Sales          Realized   Dividend     Value
                                                         Shares       Cost        Shares    Cost    Gain/(Loss) Income    at 1/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund - I Shares        16,353       218,192       --         --    $   --    $    --   $   219,622
Janus Adviser Risk-Managed Value Fund - I Shares         21,248       218,192       --         --        --         --       220,344
Janus Contrarian Fund                                     9,331       145,461       --         --        --         --       149,392
Janus Flexible Bond Fund                                138,354     1,311,465     (687)    (6,511)      (14)     2,364     1,298,197
Janus Growth and Income Fund                              3,890       145,461       --         --        --         --       149,853
Janus High-Yield Fund                                    15,267       145,884       --         --        --        433       146,104
Janus Overseas Fund                                       8,572       290,924       --         --        --         --       307,047
Janus Research Fund                                      12,112       145,461       --         --        --         --       150,193
Janus Short-Term Bond Fund                              101,477       291,239       --         --        --        323       291,239
------------------------------------------------------------------------------------------------------------------------------------
                                                                  $ 2,912,279             $(6,511)   $  (14)   $ 3,120   $ 2,931,991
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund - I Shares       103,592     1,384,187       --    $    --    $   --    $    --   $ 1,391,242
Janus Adviser Risk-Managed Value Fund - I Shares        134,652     1,384,187       --         --        --         --     1,396,342
Janus Flexible Bond Fund                                175,585     1,664,159       --         --        --      3,026     1,655,766
Janus Growth and Income Fund                             29,568     1,107,349       --         --        --         --     1,138,945
Janus High-Yield Fund                                    58,097       555,393       --         --        --      1,663       555,992
Janus Overseas Fund                                      81,514     2,768,374       --         --        --         --     2,919,814
Janus Research Fund                                      92,178     1,107,349       --         --        --         --     1,143,004
Janus Twenty Fund                                        21,933     1,107,349       --         --        --         --     1,115,970
------------------------------------------------------------------------------------------------------------------------------------
                                                                  $11,078,347             $    --    $   --    $ 4,689   $11,317,075
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Risk-Managed Growth Fund - I Shares        53,557       716,126       --         --        --    $    --   $   719,277
Janus Adviser Risk-Managed Value Fund - I Shares         69,602       716,126       --         --        --         --       721,776
Janus Flexible Bond Fund                                227,124     2,152,069       --         --        --      3,733     2,141,775
Janus Growth and Income Fund                             24,825       930,964       --         --        --         --       956,259
Janus High-Yield Fund                                    37,560       359,073       --         --        --      1,024       359,448
Janus Overseas Fund                                      35,736     1,217,415       --         --        --         --     1,280,049
Janus Research Fund                                      29,737       358,063       --         --        --         --       368,742
Janus Short-Term Bond Fund                              124,892       358,441       --         --        --        381       358,441
Janus Twenty Fund                                         7,092       358,063       --         --        --         --       360,827
------------------------------------------------------------------------------------------------------------------------------------
                                                                  $ 7,166,340             $    --    $   --    $ 5,138   $ 7,266,594
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of January 31, 2006, the Funds' and Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-----------------------------------------------------------------------------------------------------------------------------------
                                               Federal Tax Cost        Unrealized            Unrealized         Net Appreciation/
                                                                      Appreciation         (Depreciation)        (Depreciation)

Fund/Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                            $2,583,208,849        $   455,080,290          $ (32,684,935)         $  422,395,355
-----------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                           2,522,832,317          1,128,786,271            (48,540,071)          1,080,246,200
-----------------------------------------------------------------------------------------------------------------------------------
Janus Core Equity Fund                            750,182,690            204,409,888            (12,747,496)            191,662,392
-----------------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                           1,382,845,615            740,317,369            (25,865,066)            714,452,303
-----------------------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                     109,726,258                284,823               (511,867)               (227,044)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                        1,089,058,746              3,949,643            (14,457,026)            (10,507,383)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                      9,958,171,154          2,325,324,369            (69,528,955)          2,255,794,414
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                 1,050,054,339            318,329,246            (12,787,929)            305,541,317
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                   149,450,535             39,866,038             (2,443,883)             37,422,155
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                      776,886,305            406,443,459            (15,997,334)            390,446,125
-----------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                    5,526,788,723          1,900,507,202           (150,411,450)          1,750,095,752
-----------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                             484,001,438              9,112,449             (7,672,040)              1,440,409
-----------------------------------------------------------------------------------------------------------------------------------
Janus Mercury Fund                              3,277,747,241            961,771,429            (23,028,151)            938,743,278
-----------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                        5,584,781,874            774,989,849           (104,603,322)            670,386,527
-----------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                              2,001,487,875            650,996,087            (15,109,582)            635,886,505
-----------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                  888,183,909            219,122,444            (16,774,310)            202,348,134
-----------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                             2,675,566,369          1,160,742,410            (16,626,531)          1,144,115,879
-----------------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                                62,451,138             10,343,471             (1,259,860)              9,083,611
-----------------------------------------------------------------------------------------------------------------------------------
Janus Risk-Managed Stock Fund                     368,476,368             59,053,527             (5,289,540)             53,763,987
-----------------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                        236,643,802                122,732             (2,642,878)             (2,520,146)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                      2,464,612,331            554,646,896            (61,737,416)            492,909,480
-----------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative                2,905,782                 33,173                 (6,964)                 26,209
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Janus Smart Portfolio - Growth                     11,078,347                249,298                (10,570)                238,728
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Janus Smart Portfolio - Moderate                    7,166,340                111,665                (11,411)                100,254
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Janus Triton Fund                                  98,146,779             12,241,921               (842,573)             11,399,348
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Janus Twenty Fund                               6,582,589,662          3,193,763,158             (9,219,564)          3,184,543,594
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Janus Venture Fund                              1,315,557,574            477,270,036            (52,205,359)            425,064,677
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Janus Worldwide Fund                            4,488,983,421            827,531,032           (110,961,526)            716,569,506
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
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 31, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: March 31, 2006